NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

To

Contract Owners

December 31, 2025

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account II:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Nationwide Variable Account II (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their contract owners’ equity for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Discovery All Cap Growth Fund: Class 2 (WFVOG2)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - American High-Income Trust: Class 1 (AFHY)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Variable Investment Fund - Small Cap Portfolio: Service Shares (DVDLS)1

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) Government Money Market Portfolio (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Initial Class (FAMP)1

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. High Yield Fund: Series II Shares (AVHY2)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series II Shares (IVDDII)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco V.I. International Growth Fund: Series I (OVIG)1

Invesco V.I. International Growth Fund: Series II (OVIGS)1

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP BlackRock Equity Dividend Fund: Service Class (LDVS)1

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class (LJPCBS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class (MVBDS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS Income Portfolio: Service Class (MVIPSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II (GEM2)1

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class II (NCPG2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class II (NCPGI2)1

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)1

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II (NVCBD2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class II (NVCCA2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class II (NVCCN2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class II (NVCMA2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class II (NVCMC2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class II (NVCMD2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class II (NVCRA2)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class II (NVCRB2)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)1

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z (NVMIVZ)1

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I (NVNSR1)1

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)1

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)1

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II (TRF2)1

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)1

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)1

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)1

Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class (WRENG)1

Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class (WRHIP)1

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)1

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Aggressive Series: Service Class (WRPAP)1

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Conservative Series: Service Class (WRPCP)1

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive Series: Service Class (WRPMAP)1

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class (WRPMAV)1

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Conservative Series: Service Class (WRPMCP)1

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate Series: Service Class (WRPMP)1

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from April 26, 2024 (inception) to December 31, 2024.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Service Class (LACDVS)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 1, 2024 (inception) to December 31, 2024.

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 3, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II (LACCA2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 7, 2024 (inception) to December 31, 2024.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 8, 2024 (inception) to December 31, 2024.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 9, 2024 (inception) to December 31, 2024.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 16, 2024 (inception) to December 31, 2024.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 20, 2024 (inception) to December 31, 2024.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from May 28, 2024 (inception) to December 31, 2024.

CALVERT GROUP

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)1

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period February 28, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P (NVCBDP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 5, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 6, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 9, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period May 27, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period June 9, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period July 31, 2025 (inception) to December 31, 2025.

NEW AGE ALPHA ADVISORS, LLC

New Age Alpha Variable Funds Trust - NAA World Equity Income Series (NAWEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period November 14, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)

(1) See Note 1 to the financial statements for the former name of the subaccount.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	22,796	$224,283	$224,082	$—	$224,082	$1	$224,081	$224,081	$—	$224,081
ALVGIA	73,480	2,360,239	2,332,264	—	2,332,264	10	2,332,254	2,332,254	—	2,332,254
ALVGIB	89,271	2,481,828	2,754,018	—	2,754,018	15	2,754,003	2,754,003	—	2,754,003
ALVIVB	210,762	3,846,934	4,388,062	—	4,388,062	33	4,388,029	4,388,029	—	4,388,029
ALVPGB	214,481	17,340,373	17,475,896	—	17,475,896	31	17,475,865	17,475,865	—	17,475,865
ALVSVA	8,413	140,407	139,577	—	139,577	2	139,575	139,575	—	139,575
ALVSVB	6,570,165	119,229,614	107,027,994	—	107,027,994	80	107,027,914	107,025,375	2,539	107,027,914
ALMGI2	4,873	73,989	116,071	—	116,071	1	116,070	116,070	—	116,070
SVDF	1,036	26,499	26,206	123	26,329	—	26,329	—	26,329	26,329
SVOF	6,073	151,810	156,074	30,668	186,742	—	186,742	—	186,742	186,742
WFVSCG	11,642,665	118,343,870	111,769,585	—	111,769,585	3	111,769,582	111,767,166	2,416	111,769,582
AAEIP3	14,637	164,415	183,992	—	183,992	5	183,987	183,987	—	183,987
ARLPE3	8,405	117,751	104,053	—	104,053	1	104,052	104,052	—	104,052
AFGC	29,159	311,558	288,669	—	288,669	30	288,639	288,639	—	288,639
AFGF	80,001	8,062,113	11,284,962	—	11,284,962	2	11,284,960	11,284,960	—	11,284,960
AFHY	18,057	164,764	168,472	12	168,484	—	168,484	166,639	1,845	168,484
AMVBC4	12,494,537	194,246,259	219,279,121	—	219,279,121	75	219,279,046	219,279,046	—	219,279,046
AMVCB4	1,830,522	25,369,180	26,469,348	—	26,469,348	33	26,469,315	26,469,315	—	26,469,315
AMVGL4	1,268,872	16,990,439	17,840,343	—	17,840,343	28	17,840,315	17,840,315	—	17,840,315
AMVGS4	653,186	11,397,331	12,390,945	—	12,390,945	20	12,390,925	12,390,925	—	12,390,925
AMVGV2	4,664,117	45,673,279	45,521,786	—	45,521,786	47	45,521,739	45,521,739	—	45,521,739
AMVHI4	4,709,085	48,848,842	48,362,301	3,244	48,365,545	—	48,365,545	48,336,310	29,235	48,365,545
AMVI4	48,001	864,011	1,047,869	—	1,047,869	4	1,047,865	1,047,865	—	1,047,865
AMVNW4	1,808,207	48,791,098	57,338,240	—	57,338,240	32	57,338,208	57,338,208	—	57,338,208
AMVUA4	191,148	1,859,621	1,861,786	—	1,861,786	2	1,861,784	1,861,784	—	1,861,784
AVPAP2	3,148	39,542	40,925	—	40,925	747	40,178	15,261	24,917	40,178
BRVCA3	667,604	5,222,815	4,599,790	—	4,599,790	2	4,599,788	4,599,788	—	4,599,788
BRVDA3	3,904,238	57,194,680	57,431,343	—	57,431,343	32	57,431,311	57,431,311	—	57,431,311
BRVED3	12,254,194	135,808,324	140,433,059	—	140,433,059	37,917	140,395,142	140,395,142	—	140,395,142
BRVHY3	11,196,029	77,445,450	78,820,046	402,139	79,222,185	—	79,222,185	79,211,879	10,306	79,222,185
BRVTR3	56,830,832	626,421,503	574,559,710	2,446,654	577,006,364	—	577,006,364	576,988,658	17,706	577,006,364
MLVGA3	20,074,250	282,338,563	267,790,498	—	267,790,498	20,581	267,769,917	267,523,205	246,712	267,769,917
DCAP	746	28,106	25,101	326	25,427	—	25,427	—	25,427	25,427

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DCAPS	9,353	362,984	306,030	—	306,030	2	306,028	306,028	—	306,028
DGI	432,963	13,232,116	17,223,267	—	17,223,267	367	17,222,900	17,214,513	8,387	17,222,900
DSIF	2,871,531	162,242,922	250,253,919	36,685	250,290,604	—	250,290,604	250,061,144	229,460	250,290,604
DSIFS	8,015	564,843	700,664	—	700,664	2,778	697,886	677,602	20,284	697,886
DSRG	8,214	397,245	480,517	—	480,517	21,357	459,160	459,160	—	459,160
DVDLS	12,232	491,174	547,013	—	547,013	9	547,004	547,004	—	547,004
DVMCSS	1,382,898	25,797,879	27,934,541	—	27,934,541	3,500	27,931,041	27,925,048	5,993	27,931,041
DVSCS	2,322,112	36,159,470	41,821,237	564	41,821,801	—	41,821,801	41,767,691	54,110	41,821,801
CVN1IF	458,383	80,471,187	87,867,454	—	87,867,454	572	87,866,882	87,813,750	53,132	87,866,882
CVSBF	1,103,447	3,027,720	3,100,686	—	3,100,686	20	3,100,666	3,100,666	—	3,100,666
CHSMM	7,805,288	7,805,288	7,805,288	—	7,805,288	5	7,805,283	7,805,283	—	7,805,283
CLVGT2	1,425,731	44,610,898	48,432,072	—	48,432,072	39	48,432,033	48,432,033	—	48,432,033
CLVHY2	3,268,974	19,083,782	20,300,330	—	20,300,330	39	20,300,291	20,300,291	—	20,300,291
ETVFR	9,014,930	78,335,439	75,454,967	—	75,454,967	14	75,454,953	75,451,452	3,501	75,454,953
FQB	266,407	2,816,874	2,818,583	—	2,818,583	13	2,818,570	2,818,570	—	2,818,570
FQBS	929,684	9,911,243	9,817,467	3	9,817,470	—	9,817,470	9,814,644	2,826	9,817,470
FVU2S	61,465	626,960	653,373	—	653,373	8	653,365	653,365	—	653,365
FAMP	3,747,559	57,022,633	66,031,998	—	66,031,998	962	66,031,036	65,880,152	150,884	66,031,036
FB2	49,302,565	1,019,836,703	1,254,750,281	—	1,254,750,281	8,243	1,254,742,038	1,254,168,279	573,759	1,254,742,038
FC2	11,395,882	595,405,619	647,969,827	3,853	647,973,680	—	647,973,680	647,929,208	44,472	647,973,680
FDSCS2	265,963	4,595,799	5,369,788	—	5,369,788	2	5,369,786	5,369,786	—	5,369,786
FEI2	14,173,068	334,231,492	398,688,411	—	398,688,411	2,412	398,685,999	398,531,175	154,824	398,685,999
FEIP	8,802,474	203,489,475	259,056,799	6,219	259,063,018	—	259,063,018	258,547,214	515,804	259,063,018
FEMS2	50,585	791,332	801,770	—	801,770	76	801,694	801,694	—	801,694
FF10S	228,480	2,737,982	2,771,466	—	2,771,466	15	2,771,451	2,771,451	—	2,771,451
FF10S2	15,249,656	193,941,530	183,453,359	1,313	183,454,672	—	183,454,672	183,346,721	107,951	183,454,672
FF20S	410,180	5,086,124	5,410,274	—	5,410,274	518	5,409,756	5,368,546	41,210	5,409,756
FF20S2	19,643,010	255,637,092	257,912,723	2,003	257,914,726	—	257,914,726	257,442,861	471,865	257,914,726
FF30S	748,458	11,320,553	13,180,354	—	13,180,354	21	13,180,333	13,180,333	—	13,180,333
FF30S2	4,755,311	74,125,851	83,360,609	—	83,360,609	5,892	83,354,717	83,354,717	—	83,354,717
FG2	11,397,661	1,046,846,610	1,058,614,744	—	1,058,614,744	73,420	1,058,541,324	1,058,085,043	456,281	1,058,541,324
FGI2	32,497,914	790,242,755	1,039,608,273	—	1,039,608,273	5,467	1,039,602,806	1,039,352,973	249,833	1,039,602,806
FGP	6,033,677	525,301,619	589,610,914	56,351	589,667,265	—	589,667,265	589,157,609	509,656	589,667,265

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FHIP	4,861,026	24,501,844	23,721,809	5,142	23,726,951	—	23,726,951	23,610,866	116,085	23,726,951
FIGBP2	111,878,301	1,345,146,363	1,227,304,961	2,418	1,227,307,379	—	1,227,307,379	1,226,981,137	326,242	1,227,307,379
FIGBS	900,426	10,028,342	10,066,765	12,151	10,078,916	—	10,078,916	10,041,027	37,889	10,078,916
FMC2	4,612,315	152,259,760	162,215,106	—	162,215,106	840	162,214,266	162,198,554	15,712	162,214,266
FMCS	439,678	16,008,528	16,175,737	—	16,175,737	147	16,175,590	16,151,836	23,754	16,175,590
FNRS2	3,221,623	78,842,395	87,305,984	—	87,305,984	876	87,305,108	87,301,725	3,383	87,305,108
FO2	4,651,520	117,069,628	126,149,233	4,028	126,153,261	—	126,153,261	125,978,813	174,448	126,153,261
FOP	1,542,769	34,928,059	42,456,992	139	42,457,131	—	42,457,131	42,409,370	47,761	42,457,131
FRESS2	729,775	13,153,760	12,712,680	—	12,712,680	58	12,712,622	12,712,622	—	12,712,622
FV2	346,319	6,487,415	6,483,095	—	6,483,095	3	6,483,092	6,483,092	—	6,483,092
FVFRHI	5,261,373	53,119,682	50,772,253	—	50,772,253	58	50,772,195	50,772,195	—	50,772,195
FVICA2	345,412	7,944,090	9,067,055	—	9,067,055	—	9,067,055	9,067,055	—	9,067,055
FVSIS2	1,342,316	14,402,768	14,859,439	—	14,859,439	4	14,859,435	14,859,435	—	14,859,435
FVSS	278,262	4,391,459	4,413,235	—	4,413,235	21	4,413,214	4,413,214	—	4,413,214
FVSS2	3,771,294	61,620,149	60,981,828	—	60,981,828	1,335	60,980,493	60,962,444	18,049	60,980,493
FTVDM2	2	22	23	—	23	23	—	—	—	—
FTVFA2	9,462,879	45,607,139	52,424,351	—	52,424,351	476	52,423,875	52,349,377	74,498	52,423,875
FTVGI2	2,981,231	45,373,431	39,262,814	—	39,262,814	4,448	39,258,366	39,126,766	131,600	39,258,366
FTVIS2	11,163,084	163,029,622	169,232,347	—	169,232,347	5,555	169,226,792	168,985,857	240,935	169,226,792
FTVMD2	27,900	488,485	531,768	—	531,768	10	531,758	531,758	—	531,758
FTVRD2	486	13,358	13,639	—	13,639	249	13,390	—	13,390	13,390
FTVSI2	19,578	171,325	178,751	—	178,751	1	178,750	178,750	—	178,750
FTVSV2	3,556,203	43,465,616	49,324,537	—	49,324,537	173	49,324,364	49,313,851	10,513	49,324,364
TIF2	1,075,892	13,693,437	17,450,976	—	17,450,976	2,147	17,448,829	17,428,518	20,311	17,448,829
GVGMNS	489,859	5,597,176	5,613,780	—	5,613,780	115	5,613,665	5,613,665	—	5,613,665
GVSSCS	49,959	603,737	701,922	—	701,922	7	701,915	701,915	—	701,915
RVARS	302,437	7,842,799	7,101,220	61	7,101,281	—	7,101,281	7,093,235	8,046	7,101,281
ACEG2	3,324	178,628	239,161	38	239,199	—	239,199	239,199	—	239,199
AVHY2	170,887	803,351	798,041	—	798,041	3	798,038	798,038	—	798,038
IVBRA1	19,633	186,712	169,235	—	169,235	2	169,233	169,233	—	169,233
IVCPB2	2,076,555	11,793,809	11,981,721	—	11,981,721	—	11,981,721	11,981,721	—	11,981,721
IVCPBI	1,718,326	10,039,478	10,052,207	—	10,052,207	207	10,052,000	10,012,074	39,926	10,052,000
IVDDII	321,238	8,260,258	8,638,093	—	8,638,093	3	8,638,090	8,638,090	—	8,638,090

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
IVKEI1	971,072	16,801,621	17,741,486	141	17,741,627	—	17,741,627	17,667,834	73,793	17,741,627
IVMCC2	829,105	7,607,759	8,705,601	3,092	8,708,693	—	8,708,693	8,676,727	31,966	8,708,693
OVAG	127,723	9,567,953	9,606,065	—	9,606,065	48	9,606,017	9,606,017	—	9,606,017
OVAG2	229,473	13,846,967	14,550,897	2,381	14,553,278	—	14,553,278	14,503,862	49,416	14,553,278
OVGIS	777	16,010	16,670	688	17,358	—	17,358	7,751	9,607	17,358
OVGS	3,059,103	112,692,071	116,092,962	—	116,092,962	5,239	116,087,723	115,931,862	155,861	116,087,723
OVGSS	82,638	2,973,779	2,999,755	—	2,999,755	85,170	2,914,585	2,914,585	—	2,914,585
OVIG	677,192	1,416,004	1,313,753	—	1,313,753	7	1,313,746	1,313,746	—	1,313,746
OVIGS	221,837	455,480	459,203	—	459,203	14	459,189	459,189	—	459,189
OVSB	372,578	1,590,229	1,702,682	—	1,702,682	22	1,702,660	1,702,660	—	1,702,660
OVSBS	654,483	2,778,696	3,089,162	—	3,089,162	57	3,089,105	3,087,009	2,096	3,089,105
OVSC	157,993	4,000,772	4,509,114	101	4,509,215	—	4,509,215	4,501,038	8,177	4,509,215
OVSCS	5,342,383	135,388,703	148,037,436	—	148,037,436	848	148,036,588	147,949,230	87,358	148,036,588
JABS	2,300,439	112,345,432	136,830,107	—	136,830,107	72	136,830,035	136,830,035	—	136,830,035
JACAS	5,084	255,030	263,711	—	263,711	188,135	75,576	75,576	—	75,576
JAFBS	13,378,839	161,964,477	149,040,263	—	149,040,263	1,810	149,038,453	149,019,131	19,322	149,038,453
JAGSEI	187,769	2,335,482	2,424,094	—	2,424,094	16	2,424,078	2,424,078	—	2,424,078
JAGTS	22,651,132	369,956,177	542,268,106	2,692	542,270,798	—	542,270,798	542,082,693	188,105	542,270,798
JAIGS	770,918	26,971,749	40,874,078	—	40,874,078	129	40,873,949	40,873,949	—	40,873,949
JAMGS	392,552	28,645,776	28,793,658	—	28,793,658	31	28,793,627	28,793,627	—	28,793,627
JAWGS	229,462	16,558,816	17,535,454	—	17,535,454	24	17,535,430	17,535,430	—	17,535,430
LZREMS	73,563	1,644,522	2,198,064	—	2,198,064	8	2,198,056	2,198,056	—	2,198,056
SBVSG2	371,501	9,736,460	9,551,287	—	9,551,287	17	9,551,270	9,551,270	—	9,551,270
LACB2	2,101,221	16,561,480	19,005,540	—	19,005,540	1,045	19,004,495	18,898,763	105,732	19,004,495
LACCA2	773	12,019	11,716	52	11,768	—	11,768	—	11,768	11,768
LACDV2	91	710	881	—	881	881	—	—	—	—
LACDVS	1	10	10	—	10	10	—	—	—	—
LACI2	201	2,185	2,464	—	2,464	16	2,448	—	2,448	2,448
LACIP2	201,041	3,953,246	1,814,800	—	1,814,800	857	1,813,943	1,813,943	—	1,813,943
LACIPS	620,597	5,686,975	5,607,715	—	5,607,715	134,948	5,472,767	5,472,767	—	5,472,767
LACMV2	357,537	6,881,202	6,917,990	—	6,917,990	156	6,917,834	6,892,701	25,133	6,917,834
LACMVS	78,981	1,513,168	1,531,831	—	1,531,831	96,062	1,435,769	1,435,769	—	1,435,769
LACVS	1,630,976	19,565,061	21,099,939	—	21,099,939	491	21,099,448	21,099,448	—	21,099,448

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
LDVS	37,590	982,685	968,014	—	968,014	4	968,010	968,010	—	968,010
LJPCBS	7,945,619	77,178,675	77,930,635	—	77,930,635	36	77,930,599	77,930,599	—	77,930,599
LJPMVS	882,794	8,274,700	7,955,738	—	7,955,738	21	7,955,717	7,955,717	—	7,955,717
LOVSDC	158,236	2,105,658	2,098,210	—	2,098,210	7	2,098,203	2,098,203	—	2,098,203
LOVTRC	13,077,563	198,818,332	185,701,397	—	185,701,397	124	185,701,273	185,701,273	—	185,701,273
M2IGSS	1	12	12	—	12	12	—	—	—	—
M3GRES	16,992	280,608	264,396	—	264,396	3	264,393	264,393	—	264,393
MEGSS	637,276	40,162,686	38,669,901	—	38,669,901	11	38,669,890	38,669,890	—	38,669,890
MMCGSC	1,734,438	12,286,264	11,395,259	—	11,395,259	4	11,395,255	11,395,255	—	11,395,255
MNDSC	9,334,923	106,543,031	112,952,567	—	112,952,567	358	112,952,209	112,927,476	24,733	112,952,209
MV2RIS	1,095,642	19,839,888	22,208,659	—	22,208,659	18	22,208,641	22,208,641	—	22,208,641
MV3LMS	1,253,941	12,765,250	12,815,273	—	12,815,273	15	12,815,258	12,815,258	—	12,815,258
MV3MVS	8,172,958	81,015,596	81,157,470	—	81,157,470	50	81,157,420	81,157,420	—	81,157,420
MVBDS	1,839,614	17,156,127	17,439,540	—	17,439,540	2	17,439,538	17,439,538	—	17,439,538
MVBRES	13,964	790,375	833,680	—	833,680	1	833,679	833,679	—	833,679
MVFSC	1,545,298	32,215,990	33,332,068	—	33,332,068	45,937	33,286,131	33,255,867	30,264	33,286,131
MVIGSC	4,915,728	73,310,928	86,516,819	—	86,516,819	55	86,516,764	86,516,764	—	86,516,764
MVIPSC	1,097,639	9,115,924	9,286,029	—	9,286,029	—	9,286,029	9,286,029	—	9,286,029
MVIVSC	7,486,740	219,450,394	270,645,668	—	270,645,668	6,434	270,639,234	270,466,199	173,035	270,639,234
MVRBSS	281,649	3,238,424	3,250,232	—	3,250,232	7	3,250,225	3,250,225	—	3,250,225
MVUSC	3,420	113,173	125,911	—	125,911	2	125,909	125,909	—	125,909
MSEM	129,712	837,532	701,741	—	701,741	10	701,731	701,731	—	701,731
MSEMB	73,610	457,679	393,077	—	393,077	8	393,069	393,069	—	393,069
MSVEG2	1	29	29	—	29	29	—	—	—	—
DTRTFB	6,767,398	57,970,433	56,034,058	—	56,034,058	68	56,033,990	56,033,990	—	56,033,990
EIF	194,959	3,893,256	4,530,856	—	4,530,856	5	4,530,851	4,530,851	—	4,530,851
EIF2	21,443,069	418,701,228	490,831,842	1,842	490,833,684	—	490,833,684	490,729,555	104,129	490,833,684
GBF	10,881,847	114,511,213	103,595,188	—	103,595,188	1,910	103,593,278	103,354,653	238,625	103,593,278
GBF2	30,502	294,183	289,772	—	289,772	4	289,768	289,768	—	289,768
GEM	8,528,581	119,711,654	126,820,000	42,006	126,862,006	—	126,862,006	126,392,372	469,634	126,862,006
GEM2	2,871,054	35,023,936	41,946,101	—	41,946,101	130	41,945,971	41,945,971	—	41,945,971
GIG	1,847,393	23,695,786	28,560,696	—	28,560,696	25,532	28,535,164	28,375,438	159,726	28,535,164
GVAAA2	193,827,880	4,826,279,530	6,004,787,711	10,718	6,004,798,429	—	6,004,798,429	6,004,021,611	776,818	6,004,798,429

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVABD2	275,434,127	3,176,332,253	3,233,596,650	1,838	3,233,598,488	—	3,233,598,488	3,233,165,569	432,919	3,233,598,488
GVAGG2	13,479,200	463,813,914	595,241,475	—	595,241,475	3,076	595,238,399	595,183,437	54,962	595,238,399
GVAGI2	50,410,423	2,878,759,260	4,061,567,820	10,135	4,061,577,955	—	4,061,577,955	4,061,254,191	323,764	4,061,577,955
GVAGR2	14,152,781	1,584,434,780	2,279,588,388	28,282	2,279,616,670	—	2,279,616,670	2,279,338,187	278,483	2,279,616,670
GVDMA	47,338,952	468,040,336	557,179,467	—	557,179,467	239	557,179,228	557,084,425	94,803	557,179,228
GVDMC	36,999,050	372,464,021	403,289,650	2,853	403,292,503	—	403,292,503	403,075,848	216,655	403,292,503
GVEX1	405,485	4,560,110	5,352,397	—	5,352,397	3	5,352,394	5,352,394	—	5,352,394
GVEX2	243,325,761	2,454,190,637	3,126,736,026	24,545	3,126,760,571	—	3,126,760,571	3,126,492,404	268,167	3,126,760,571
GVIDA	17,225,305	190,612,118	232,541,612	784	232,542,396	—	232,542,396	232,516,815	25,581	232,542,396
GVIDC	30,708,000	300,590,411	327,040,199	4,788	327,044,987	—	327,044,987	326,996,416	48,571	327,044,987
GVIDM	126,557,003	1,214,046,525	1,365,550,066	6,061	1,365,556,127	—	1,365,556,127	1,364,866,113	690,014	1,365,556,127
GVIX2	475,747	5,094,862	6,279,854	—	6,279,854	10	6,279,844	6,279,844	—	6,279,844
GVIX8	17,933,646	192,095,592	234,751,431	—	234,751,431	4,434	234,746,997	234,628,280	118,717	234,746,997
HIBF	6,460,102	39,228,767	37,468,590	—	37,468,590	1,120	37,467,470	37,433,895	33,575	37,467,470
IDPG2	68,632,604	726,859,876	845,553,678	—	845,553,678	162	845,553,516	845,553,516	—	845,553,516
IDPGI2	30,710,593	323,557,892	370,983,960	—	370,983,960	119	370,983,841	370,979,144	4,697	370,983,841
MCIF	25,039,210	497,369,130	498,530,661	2,203	498,532,864	—	498,532,864	498,420,297	112,567	498,532,864
MCIF2	270,199	5,633,923	5,244,557	—	5,244,557	165	5,244,392	5,198,090	46,302	5,244,392
MSBF	37,595,017	337,509,147	338,355,156	608	338,355,764	—	338,355,764	338,312,942	42,822	338,355,764
NAMAA2	197,619,579	2,046,941,850	2,438,625,610	—	2,438,625,610	478	2,438,625,132	2,438,625,132	—	2,438,625,132
NAMGI2	41,056,262	519,168,315	706,167,714	446	706,168,160	—	706,168,160	706,160,890	7,270	706,168,160
NCPG2	70,839,393	748,757,249	1,034,963,535	—	1,034,963,535	619	1,034,962,916	1,034,916,870	46,046	1,034,962,916
NCPGI2	32,188,079	336,354,140	446,770,542	—	446,770,542	187	446,770,355	446,755,119	15,236	446,770,355
NDES2	713,375	15,417,314	15,380,361	—	15,380,361	16	15,380,345	15,380,345	—	15,380,345
NFDIW1	36,735	463,504	471,674	—	471,674	1	471,673	471,673	—	471,673
NFDIW2	8,406,555	105,922,216	107,772,040	110,972	107,883,012	—	107,883,012	107,771,966	111,046	107,883,012
NJMIM2	17,061,278	175,960,247	174,878,099	130,411	175,008,510	—	175,008,510	174,879,649	128,861	175,008,510
NJNDE2	6,389,702	116,183,319	151,755,415	—	151,755,415	41	151,755,374	151,755,374	—	151,755,374
NLCG2	6,720,005	125,126,481	125,395,290	296,866	125,692,156	—	125,692,156	125,398,039	294,117	125,692,156
NNASD2	10,522,031	132,252,687	134,681,993	—	134,681,993	52	134,681,941	134,681,941	—	134,681,941
NVAMV1	1,821,508	28,962,633	33,770,765	—	33,770,765	513	33,770,252	33,727,902	42,350	33,770,252
NVAMV2	3,347,420	47,458,506	61,458,630	876	61,459,506	—	61,459,506	61,330,874	128,632	61,459,506
NVAMVX	924,592	16,416,650	17,114,203	892	17,115,095	—	17,115,095	17,114,185	910	17,115,095

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVAMVZ	27,203,551	474,037,140	493,472,414	135,620	493,608,034	—	493,608,034	493,474,193	133,841	493,608,034
NVBX	222,325	2,077,911	2,009,820	—	2,009,820	2	2,009,818	2,009,818	—	2,009,818
NVCBD1	352,405	3,319,184	3,270,321	—	3,270,321	16	3,270,305	3,270,305	—	3,270,305
NVCBD2	2,610,806	23,628,960	24,202,170	5,291	24,207,461	—	24,207,461	24,006,135	201,326	24,207,461
NVCBDP	43,424,734	400,615,528	402,547,282	10,132	402,557,414	—	402,557,414	402,444,685	112,729	402,557,414
NVCCA2	131,679,212	1,339,226,855	1,761,867,853	—	1,761,867,853	416	1,761,867,437	1,761,676,747	190,690	1,761,867,437
NVCCN2	34,286,679	359,194,137	406,982,884	—	406,982,884	54	406,982,830	406,724,636	258,194	406,982,830
NVCMA2	25,613,218	243,311,350	337,582,214	—	337,582,214	655	337,581,559	337,349,804	231,755	337,581,559
NVCMC2	34,700,901	365,847,115	442,783,496	—	442,783,496	885	442,782,611	442,721,828	60,783	442,782,611
NVCMD2	128,213,375	1,339,244,458	1,714,212,826	50	1,714,212,876	—	1,714,212,876	1,714,031,458	181,418	1,714,212,876
NVCRA2	10,311,646	125,135,041	170,863,974	—	170,863,974	3,469	170,860,505	170,860,505	—	170,860,505
NVCRB2	104,792,761	1,130,957,841	1,392,695,795	6,444	1,392,702,239	—	1,392,702,239	1,392,553,694	148,545	1,392,702,239
NVDBL2	62,887,654	882,140,473	1,002,429,201	—	1,002,429,201	1,864	1,002,427,337	1,002,298,939	128,398	1,002,427,337
NVDCA2	89,345,242	1,264,101,697	1,408,081,008	2,146	1,408,083,154	—	1,408,083,154	1,407,756,671	326,483	1,408,083,154
NVFIII	7,454,253	73,947,233	71,709,915	—	71,709,915	27	71,709,888	71,709,888	—	71,709,888
NVGEII	4,034,012	64,388,549	85,440,377	—	85,440,377	45	85,440,332	85,440,332	—	85,440,332
NVIE6	13,787,547	185,132,811	209,984,333	—	209,984,333	30,487	209,953,846	209,951,333	2,513	209,953,846
NVMGA2	22,588,023	251,963,604	321,653,443	—	321,653,443	277	321,653,166	321,637,434	15,732	321,653,166
NVMIVX	140,417	1,697,066	2,146,976	—	2,146,976	3,771	2,143,205	2,131,331	11,874	2,143,205
NVMIVZ	12,697,962	156,409,525	193,262,981	—	193,262,981	668	193,262,313	193,255,097	7,216	193,262,313
NVMLG1	1,850,545	15,731,919	17,432,136	2,390	17,434,526	—	17,434,526	17,396,631	37,895	17,434,526
NVMLG2	35,319,996	288,810,510	310,462,763	1,556	310,464,319	—	310,464,319	310,448,647	15,672	310,464,319
NVMM2	3,495,950	3,495,950	3,495,950	—	3,495,950	7	3,495,943	3,495,943	—	3,495,943
NVMMG1	16,781,755	145,195,319	130,729,875	12,737	130,742,612	—	130,742,612	130,541,852	200,760	130,742,612
NVMMG2	12,766,751	67,606,837	85,281,896	185	85,282,081	—	85,282,081	85,269,423	12,658	85,282,081
NVMMV1	60,333	453,967	454,909	—	454,909	2	454,907	454,907	—	454,907
NVMMV2	40,978,015	313,379,098	312,252,477	92,375	312,344,852	—	312,344,852	312,014,366	330,486	312,344,852
NVNMO1	7,898,019	80,496,719	77,716,511	—	77,716,511	7,809	77,708,702	77,587,635	121,067	77,708,702
NVNMO2	4,426,966	45,588,951	41,879,100	125	41,879,225	—	41,879,225	41,875,116	4,109	41,879,225
NVNSR1	99,793	1,196,686	1,102,714	—	1,102,714	11	1,102,703	1,102,703	—	1,102,703
NVNSR2	6,930,493	87,746,217	76,443,336	499	76,443,835	—	76,443,835	76,426,698	17,137	76,443,835
NVOLG1	15,632,782	293,460,430	465,231,584	35,792	465,267,376	—	465,267,376	464,634,244	633,132	465,267,376
NVOLG2	18,603,845	413,424,121	545,650,784	—	545,650,784	851	545,649,933	545,437,084	212,849	545,649,933

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVRE1	3,574,922	25,340,879	27,884,394	10,160	27,894,554	—	27,894,554	27,107,464	787,090	27,894,554
NVRE2	7,783,861	61,900,397	59,780,051	10	59,780,061	—	59,780,061	59,764,689	15,372	59,780,061
NVSIX2	31,219,919	263,162,700	288,784,252	—	288,784,252	811	288,783,441	288,692,698	90,743	288,783,441
NVSTB2	13,871,065	136,764,245	136,075,150	—	136,075,150	546	136,074,604	135,996,351	78,253	136,074,604
NVTIV3	1,491,248	13,883,396	22,965,224	—	22,965,224	686	22,964,538	22,942,748	21,790	22,964,538
SAM	887,342,238	887,342,238	887,342,238	—	887,342,238	33,804	887,308,434	882,875,107	4,433,327	887,308,434
SCF	2,657,901	47,812,739	53,875,645	—	53,875,645	6,833	53,868,812	53,745,952	122,860	53,868,812
SCF2	4,055,030	67,108,487	71,165,784	7,213	71,172,997	—	71,172,997	71,101,337	71,660	71,172,997
SCGF	493,053	8,056,776	8,939,050	—	8,939,050	19	8,939,031	8,939,031	—	8,939,031
SCGF2	6,117,816	78,015,089	91,033,107	—	91,033,107	473	91,032,634	91,021,744	10,890	91,032,634
SCVF	1,877,157	15,566,916	17,420,013	1,987	17,422,000	—	17,422,000	17,366,949	55,051	17,422,000
SCVF2	5,201,616	46,891,302	44,785,918	—	44,785,918	121	44,785,797	44,785,797	—	44,785,797
TRF	4,770,095	89,240,268	117,010,438	—	117,010,438	48,647	116,961,791	116,523,904	437,887	116,961,791
TRF2	4,328,461	98,035,176	105,311,452	—	105,311,452	991	105,310,461	105,285,516	24,945	105,310,461
AMCG	98	2,370	2,839	37	2,876	—	2,876	—	2,876	2,876
AMMCGS	121,453	3,034,672	2,917,296	—	2,917,296	87	2,917,209	2,917,209	—	2,917,209
AMSRS	319,765	9,047,886	13,673,140	—	13,673,140	1,239	13,671,901	13,644,500	27,401	13,671,901
AMTB	3,821,692	38,948,328	36,955,762	—	36,955,762	777	36,954,985	36,930,360	24,625	36,954,985
NAWEI	970,688	14,618,934	14,608,855	—	14,608,855	2	14,608,853	14,608,853	—	14,608,853
DWVSVS	2,040,751	72,470,367	81,364,746	—	81,364,746	3,551	81,361,195	81,361,195	—	81,361,195
WRASP	8,827,785	81,041,462	88,277,847	3,670	88,281,517	—	88,281,517	88,096,583	184,934	88,281,517
WRENG	20,891	86,683	108,217	—	108,217	1	108,216	108,216	—	108,216
WRHIP	12,448,981	37,966,389	36,475,515	—	36,475,515	3,602	36,471,913	36,340,468	131,445	36,471,913
WRMCG	27,870,606	294,126,050	215,161,080	—	215,161,080	142	215,160,938	215,160,938	—	215,160,938
WRPAP	3,592	15,647	16,597	—	16,597	1	16,596	16,596	—	16,596
WRPCP	489,246	2,042,290	2,240,747	26	2,240,773	—	2,240,773	2,240,773	—	2,240,773
WRPMAP	3,315,218	12,709,021	15,482,070	—	15,482,070	2	15,482,068	15,482,068	—	15,482,068
WRPMAV	442,140	1,920,839	2,206,279	—	2,206,279	2	2,206,277	2,206,277	—	2,206,277
WRPMCP	786,487	3,466,212	3,625,704	30	3,625,734	—	3,625,734	3,625,734	—	3,625,734
WRPMP	2,481,713	10,162,914	11,341,427	—	11,341,427	2	11,341,425	11,341,425	—	11,341,425
NOTB4	224,435	2,704,462	3,142,083	—	3,142,083	130	3,141,953	3,136,922	5,031	3,141,953
NOTG4	170,227	1,924,476	2,391,689	—	2,391,689	20	2,391,669	2,391,669	—	2,391,669
NOTMG4	304,836	3,254,722	3,892,762	—	3,892,762	26	3,892,736	3,892,736	—	3,892,736

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MNCPS2	32,874	520,884	557,827	—	557,827	3	557,824	557,824	—	557,824
PMUBA	22,004	201,195	196,720	—	196,720	2	196,718	196,718	—	196,718
PMVAAD	3,221,801	32,776,534	31,444,776	—	31,444,776	143	31,444,633	31,409,571	35,062	31,444,633
PMVEBD	1,045,181	12,075,765	11,935,965	—	11,935,965	152	11,935,813	11,933,152	2,661	11,935,813
PMVFAD	1,434,704	11,018,529	10,788,972	—	10,788,972	87	10,788,885	10,788,885	—	10,788,885
PMVFHA	15,112	164,262	151,726	—	151,726	1	151,725	151,725	—	151,725
PMVFHV	452,165	4,527,393	4,539,741	—	4,539,741	15	4,539,726	4,539,726	—	4,539,726
PMVHYD	57,427	415,418	425,537	—	425,537	2	425,535	425,535	—	425,535
PMVIV	1,309,564	13,473,810	13,553,984	997	13,554,981	—	13,554,981	13,554,981	—	13,554,981
PMVLAD	28,857,981	288,545,660	282,231,054	—	282,231,054	537	282,230,517	282,209,470	21,047	282,230,517
PMVRA	164,009	1,959,130	1,969,743	9	1,969,752	—	1,969,752	1,969,752	—	1,969,752
PMVRSD	316,925	2,257,632	2,034,661	—	2,034,661	6	2,034,655	2,034,655	—	2,034,655
PMVSTA	13,861,247	141,883,770	143,186,686	—	143,186,686	92	143,186,594	143,186,594	—	143,186,594
PMVTRD	23,182	208,149	219,070	—	219,070	15	219,055	217,915	1,140	219,055
PVEIB	7,770,431	229,979,633	277,326,682	—	277,326,682	34,560	277,292,122	277,158,701	133,421	277,292,122
PVGOB	1	9	9	—	9	9	—	—	—	—
PVGPB	366,936	5,798,903	6,234,246	—	6,234,246	17	6,234,229	6,234,229	—	6,234,229
PVIGIB	189,907	2,885,119	3,011,918	—	3,011,918	26	3,011,892	3,011,892	—	3,011,892
PVNOB	180,874	8,113,315	8,374,447	—	8,374,447	17	8,374,430	8,374,430	—	8,374,430
PVTIGB	2,749,013	42,784,481	54,457,940	—	54,457,940	2,379	54,455,561	54,407,366	48,195	54,455,561
ROCSC	7,563	64,572	71,245	—	71,245	2	71,243	71,243	—	71,243
TRHS2	5,729,464	282,624,862	309,562,930	—	309,562,930	21,045	309,541,885	309,435,466	106,419	309,541,885
TRMCG2	1,685,986	45,007,996	39,941,000	—	39,941,000	82	39,940,918	39,940,918	—	39,940,918
VVGGS	95,025	1,272,057	2,312,908	—	2,312,908	4	2,312,904	2,312,904	—	2,312,904
VWBF	513,302	4,143,334	4,198,813	—	4,198,813	515	4,198,298	4,183,743	14,555	4,198,298
VWEM	841	9,859	9,953	—	9,953	9,953	—	—	—	—
VWHA	291,536	8,450,966	9,769,385	—	9,769,385	19,921	9,749,464	9,573,574	175,890	9,749,464
VWHAS	1,670,460	45,885,218	53,404,599	—	53,404,599	246	53,404,353	53,400,722	3,631	53,404,353
PIVF2	347,265	6,492,863	6,917,519	—	6,917,519	15	6,917,504	6,917,504	—	6,917,504
VRVDRA	1,042,359	21,418,417	21,337,094	—	21,337,094	53	21,337,041	21,337,041	—	21,337,041

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

**For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ALVBWB	ALVGIA	ALVGIB	ALVIVB	ALVPGB	ALVSVA	ALVSVB	ALMGI2
Reinvested dividends	$3,713	21,466	25,081	88,359	—	1,149	636,621	—
Mortality and expense risk charges (note 2)	(778)	(25,703)	(41,637)	(49,718)	(318,176)	(680)	(1,552,274)	(2,655)

Net investment income (loss)	2,935	(4,237)	(16,556)	38,641	(318,176)	469	(915,653)	(2,655)

Realized gain (loss) on investments	(860)	8,742	164,088	85,156	1,033,376	(8,343)	4,977,557	80,283
Change in unrealized gain (loss) on investments	18,162	(6,147)	(117,509)	809,676	461,123	(1,908)	(14,928,784)	(27,318)

Net gain (loss) on investments	17,302	2,595	46,579	894,832	1,494,499	(10,251)	(9,951,227)	52,965

Reinvested capital gains	10,290	156,410	234,209	—	1,340,068	14,860	12,012,418	—

Net increase (decrease) in contract owners’ equity resulting from operations	$30,527	154,768	264,232	933,473	2,516,391	5,078	1,145,538	50,310

Investment Activity*:	SVDF	SVOF	WFVOG2	WFVSCG	AAEIP3	ARLPE3	AFGC	AFGF
Reinvested dividends	$—	62	—	—	8,257	6,580	13,019	25,949
Mortality and expense risk charges (note 2)	(377)	(2,484)	(61)	(1,718,178)	(1,049)	(927)	(3,992)	(147,458)

Net investment income (loss)	(377)	(2,422)	(61)	(1,718,178)	7,208	5,653	9,027	(121,509)

Realized gain (loss) on investments	(1,121)	(1,856)	(177)	(6,531,733)	878	(26,423)	(3,727)	1,501,071
Change in unrealized gain (loss) on investments	2,128	(3,888)	(876)	10,614,130	(21,963)	(17,046)	14,458	(405,527)

Net gain (loss) on investments	1,007	(5,744)	(1,053)	4,082,397	(21,085)	(43,469)	10,731	1,095,544

Reinvested capital gains	149	12,486	1,792	6,891,743	21,075	1,561	—	839,344

Net increase (decrease) in contract owners’ equity resulting from operations	$779	4,320	678	9,255,962	7,198	(36,255)	19,758	1,813,379

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	AFHY	AMVBC4	AMVCB4	AMVGL4	AMVGS4	AMVGV2	AMVHI4	AMVI4
Reinvested dividends	$10,979	2,400,850	620,495	182,380	22,830	1,847,494	2,309,188	11,221
Mortality and expense risk charges (note 2)	(2,112)	(2,138,812)	(299,546)	(127,046)	(126,563)	(575,801)	(389,017)	(7,726)

Net investment income (loss)	8,867	262,038	320,949	55,334	(103,733)	1,271,693	1,920,171	3,495

Realized gain (loss) on investments	2,656	1,114,514	1,643,263	43,788	213,125	(46,390)	10,417	2,662
Change in unrealized gain (loss) on investments	(2,413)	11,562,873	1,465,587	898,632	942,137	1,035,873	(121,535)	212,343

Net gain (loss) on investments	243	12,677,387	3,108,850	942,420	1,155,262	989,483	(111,118)	215,005

Reinvested capital gains	—	10,471,390	—	230,712	213,670	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$9,110	23,410,815	3,429,799	1,228,466	1,265,199	2,261,176	1,809,053	218,500

Investment Activity*:	AMVNW4	AMVUA4	AVPAP2	BRVCA3	BRVDA3	BRVED3	BRVHY3	BRVTR3
Reinvested dividends	$462,664	73,432	7,758,796	—	1,182,331	2,844,111	4,845,990	21,924,082
Mortality and expense risk charges (note 2)	(524,992)	(15,212)	(5,831,023)	(33,017)	(449,460)	(2,164,763)	(1,042,187)	(7,256,944)

Net investment income (loss)	(62,328)	58,220	1,927,773	(33,017)	732,871	679,348	3,803,803	14,667,138

Realized gain (loss) on investments	531,517	1,016	28,190,694	(45,629)	437,336	3,040,537	(1,084,540)	(8,423,260)
Change in unrealized gain (loss) on investments	7,605,121	42,962	(26,573,571)	(29,129)	1,409,796	11,417,051	2,536,704	24,972,597

Net gain (loss) on investments	8,136,638	43,978	1,617,123	(74,758)	1,847,132	14,457,588	1,452,164	16,549,337

Reinvested capital gains	1,610,836	—	27,622,325	522,208	2,059,826	11,695,629	170,325	594,209

Net increase (decrease) in contract owners’ equity resulting from operations	$9,685,146	102,198	31,167,221	414,433	4,639,829	26,832,565	5,426,292	31,810,684

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	MLVGA3	DCAP	DCAPS	DGI	DSIF	DSIFS	DSRG	DVDLS
Reinvested dividends	$10,587,096	90	476	76,215	2,492,926	5,590	112,819	2,324
Mortality and expense risk charges (note 2)	(4,113,504)	(364)	(2,503)	(223,399)	(3,253,683)	(10,665)	(503,418)	(6,709)

Net investment income (loss)	6,473,592	(274)	(2,027)	(147,184)	(760,757)	(5,075)	(390,599)	(4,385)

Realized gain (loss) on investments	(309,597)	(1,597)	(5,630)	580,366	19,350,987	24,236	17,266,147	(13,545)
Change in unrealized gain (loss) on investments	10,066,509	90	(11,240)	673,646	3,647,554	46,567	(14,903,224)	65,094

Net gain (loss) on investments	9,756,912	(1,507)	(16,870)	1,254,012	22,998,541	70,803	2,362,923	51,549

Reinvested capital gains	25,904,929	3,754	44,197	1,349,009	13,914,693	41,528	3,604,942	—

Net increase (decrease) in contract owners’ equity resulting from operations	$42,135,433	1,973	25,300	2,455,837	36,152,477	107,256	5,577,266	47,164

Investment Activity*:	DVMCSS	DVSCS	CVN1IF	CVSBF	CHSMM	CLVGT2	CLVHY2	ETVFR
Reinvested dividends	$127,645	560,352	148,206	46,484	300,743	—	1,076,625	5,365,880
Mortality and expense risk charges (note 2)	(446,646)	(618,577)	(608,479)	(41,282)	(65,806)	(297,148)	(249,545)	(1,115,524)

Net investment income (loss)	(319,001)	(58,225)	(460,273)	5,202	234,937	(297,148)	827,080	4,250,356

Realized gain (loss) on investments	1,912,848	(746,070)	293,995	(51,866)	—	1,223,550	167,790	(891,136)
Change in unrealized gain (loss) on investments	(1,823,237)	(1,908,882)	7,483,544	111,099	—	3,547,203	235,497	(1,420,277)

Net gain (loss) on investments	89,611	(2,654,952)	7,777,539	59,233	—	4,770,753	403,287	(2,311,413)

Reinvested capital gains	2,634,478	4,265,602	869,729	152,481	46	1,827,924	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$2,405,088	1,552,425	8,186,995	216,916	234,983	6,301,529	1,230,367	1,938,943

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FQB	FQBS	FVU2S	FAMP	FB2	FC2	FDSCS2	FEI2
Reinvested dividends	$93,480	307,270	17,986	1,592,378	18,894,505	—	33,163	6,224,537
Mortality and expense risk charges (note 2)	(36,887)	(148,961)	(8,264)	(861,222)	(16,444,470)	(7,427,400)	(38,604)	(5,461,710)

Net investment income (loss)	56,593	158,309	9,722	731,156	2,450,035	(7,427,400)	(5,441)	762,827

Realized gain (loss) on investments	(19,514)	(77,135)	(4,509)	77,520	41,209,389	8,946,528	129,670	14,864,278
Change in unrealized gain (loss) on investments	118,782	423,941	15,248	4,408,501	49,942,112	2,636,545	395,263	22,667,927

Net gain (loss) on investments	99,268	346,806	10,739	4,486,021	91,151,501	11,583,073	524,933	37,532,205

Reinvested capital gains	—	—	11,938	3,025,784	62,355,058	98,062,947	275,525	21,990,453

Net increase (decrease) in contract owners’ equity resulting from operations	$155,861	505,115	32,399	8,242,961	155,956,594	102,218,620	795,017	60,285,485

Investment Activity*:	FEIP	FEMS2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$4,429,756	9,497	86,411	5,532,384	143,015	6,404,529	302,417	1,743,487
Mortality and expense risk charges (note 2)	(3,351,049)	(745,046)	(36,717)	(2,713,149)	(72,794)	(3,789,974)	(184,426)	(1,228,914)

Net investment income (loss)	1,078,707	(735,549)	49,694	2,819,235	70,221	2,614,555	117,991	514,573

Realized gain (loss) on investments	7,890,167	16,483,803	(19,722)	(3,126,689)	84,359	49,180	483,729	1,592,462
Change in unrealized gain (loss) on investments	17,789,107	3,169,989	169,628	13,705,133	188,557	11,200,905	606,231	4,518,012

Net gain (loss) on investments	25,679,274	19,653,792	149,906	10,578,444	272,916	11,250,085	1,089,960	6,110,474

Reinvested capital gains	13,781,046	5,198	35,985	2,470,141	294,606	14,366,458	641,763	3,542,818

Net increase (decrease) in contract owners’ equity resulting from operations	$40,539,027	18,923,441	235,585	15,867,820	637,743	28,231,098	1,849,714	10,167,865

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FG2	FGI2	FGP	FHIP	FIGBP2	FIGBS	FMC2	FMCS
Reinvested dividends	$504,565	13,034,344	1,635,636	1,511,276	41,661,568	351,373	381,590	56,018
Mortality and expense risk charges (note 2)	(14,121,895)	(13,107,135)	(7,563,513)	(313,282)	(15,755,239)	(137,369)	(2,444,698)	(205,459)

Net investment income (loss)	(13,617,330)	(72,791)	(5,927,877)	1,197,994	25,906,329	214,004	(2,063,108)	(149,441)

Realized gain (loss) on investments	33,279,633	58,153,986	32,885,372	(407,137)	(21,330,799)	(42,155)	4,821,947	12
Change in unrealized gain (loss) on investments	(30,208,928)	27,868,127	(28,415,211)	1,206,741	58,236,111	407,268	(6,749,212)	(125,269)

Net gain (loss) on investments	3,070,705	86,022,113	4,470,161	799,604	36,905,312	365,113	(1,927,265)	(125,257)

Reinvested capital gains	135,465,672	94,299,051	72,933,226	—	—	—	18,958,029	1,780,326

Net increase (decrease) in contract owners’ equity resulting from operations	$124,919,047	180,248,373	71,475,510	1,997,598	62,811,641	579,117	14,967,656	1,505,628

Investment Activity*:	FNRS2	FO2	FOP	FRESS2	FV2	FVFRHI	FVICA2	FVSIS2
Reinvested dividends	$1,716,551	1,710,367	668,456	246,372	76,109	4,102,743	64,356	482,680
Mortality and expense risk charges (note 2)	(1,304,659)	(1,756,179)	(565,596)	(180,808)	(46,266)	(771,393)	(64,139)	(104,266)

Net investment income (loss)	411,892	(45,812)	102,860	65,564	29,843	3,331,350	217	378,414

Realized gain (loss) on investments	3,205,070	4,812,797	1,652,819	4,288	4,292	(94,212)	146,737	17,715
Change in unrealized gain (loss) on investments	3,952,157	4,149,907	1,759,146	121,053	102,259	(1,123,848)	820,655	440,143

Net gain (loss) on investments	7,157,227	8,962,704	3,411,965	125,341	106,551	(1,218,060)	967,392	457,858

Reinvested capital gains	—	11,116,623	3,726,677	5,763	425,840	—	31,139	—

Net increase (decrease) in contract owners’ equity resulting from operations	$7,569,119	20,033,515	7,241,502	196,668	562,234	2,113,290	998,748	836,272

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FVSS	FVSS2	FTVDM2	FTVFA2	FTVGI2	FTVIS2	FTVMD2	FTVRD2
Reinvested dividends	$41,851	326,467	29,798	1,026,715	—	8,532,963	10,649	53
Mortality and expense risk charges (note 2)	(62,703)	(534,781)	(69,670)	(864,462)	(640,879)	(2,593,970)	(2,630)	(228)

Net investment income (loss)	(20,852)	(208,314)	(39,872)	162,253	(640,879)	5,938,993	8,019	(175)

Realized gain (loss) on investments	(92,057)	(523,459)	1,303,983	(1,809,023)	(2,010,290)	(1,493,975)	5,910	(807)
Change in unrealized gain (loss) on investments	193,236	1,254,876	555,852	4,905,063	7,938,363	11,089,163	46,426	726

Net gain (loss) on investments	101,179	731,417	1,859,835	3,096,040	5,928,073	9,595,188	52,336	(81)

Reinvested capital gains	194,442	1,627,614	92,996	2,167,403	—	1,793,595	59,029	629

Net increase (decrease) in contract owners’ equity resulting from operations	$274,769	2,150,717	1,912,959	5,425,696	5,287,194	17,327,776	119,384	373

Investment Activity*:	FTVSI2	FTVSV2	TIF2	GVGMNS	GVSSCS	RVARS	ACEG2	AVHY2
Reinvested dividends	$9,817	546,977	399,612	211,500	3,590	168,774	—	49,836
Mortality and expense risk charges (note 2)	(1,020)	(734,867)	(257,649)	(93,818)	(3,334)	(127,054)	(5,067)	(6,258)

Net investment income (loss)	8,797	(187,890)	141,963	117,682	256	41,720	(5,067)	43,578

Realized gain (loss) on investments	3,284	1,414,473	341,673	132,744	30,401	(189,427)	39,540	1,195
Change in unrealized gain (loss) on investments	3,213	(2,603,167)	2,571,900	(451,246)	17,931	94,950	(40,850)	(7,805)

Net gain (loss) on investments	6,497	(1,188,694)	2,913,573	(318,502)	48,332	(94,477)	(1,310)	(6,610)

Reinvested capital gains	2	4,265,929	1,115,804	649,330	59,058	—	24,656	—

Net increase (decrease) in contract owners’ equity resulting from operations	$15,296	2,889,345	4,171,340	448,510	107,646	(52,757)	18,279	36,968

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	IVBRA1	IVCPB2	IVCPBI	IVDDII	IVKEI1	IVMCC2	OVAG	OVAG2
Reinvested dividends	$11,342	460,874	427,139	110,282	361,174	9,354	—	—
Mortality and expense risk charges (note 2)	(653)	(94,745)	(137,351)	(64,913)	(232,490)	(156,397)	(128,100)	(189,943)

Net investment income (loss)	10,689	366,129	289,788	45,369	128,684	(147,043)	(128,100)	(189,943)

Realized gain (loss) on investments	(917)	18,457	(11,491)	28,441	100,683	404,397	(89,931)	(1,082,472)
Change in unrealized gain (loss) on investments	3,635	209,347	284,926	291,798	727,122	(506,463)	(312,400)	351,729

Net gain (loss) on investments	2,718	227,804	273,435	320,239	827,805	(102,066)	(402,331)	(730,743)

Reinvested capital gains	—	—	—	619,982	917,470	895,775	808,530	1,358,137

Net increase (decrease) in contract owners’ equity resulting from operations	$13,407	593,933	563,223	985,590	1,873,959	646,666	278,099	437,451

Investment Activity*:	OVGIS	OVGS	OVGSS	OVIG	OVIGS	OVSB	OVSBS	OVSC
Reinvested dividends	$33	—	—	4,445	295	68,809	166,000	19,608
Mortality and expense risk charges (note 2)	(278)	(1,518,954)	(1,411,478)	(5,827)	(7,603)	(15,766)	(45,262)	(59,324)

Net investment income (loss)	(245)	(1,518,954)	(1,411,478)	(1,382)	(7,308)	53,043	120,738	(39,716)

Realized gain (loss) on investments	250	1,278,638	(2,610,662)	(73,398)	39,566	29,412	49,946	189,263
Change in unrealized gain (loss) on investments	742	(5,822,717)	(4,957,812)	140,264	1,434	52,344	152,558	(281,450)

Net gain (loss) on investments	992	(4,544,079)	(7,568,474)	66,866	41,000	81,756	202,504	(92,187)

Reinvested capital gains	670	20,897,971	20,707,679	119,214	43,832	—	—	440,097

Net increase (decrease) in contract owners’ equity resulting from operations	$1,417	14,834,938	11,727,727	184,698	77,524	134,799	323,242	308,194

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	OVSCS	JABS	JACAS	JAFBS	JAGSEI	JAGTS	JAIGS	JAMGS
Reinvested dividends	$333,831	2,125,926	302,988	6,281,079	13,905	—	476,856	34,197
Mortality and expense risk charges (note 2)	(2,054,466)	(1,653,765)	(1,447,952)	(1,793,300)	(57,027)	(6,917,633)	(506,463)	(261,516)

Net investment income (loss)	(1,720,635)	472,161	(1,144,964)	4,487,779	(43,122)	(6,917,633)	(29,607)	(227,319)

Realized gain (loss) on investments	5,002,033	1,146,673	29,472,068	(2,012,022)	456,571	5,091,161	2,364,531	(51,969)
Change in unrealized gain (loss) on investments	(8,445,502)	10,112,327	(26,847,740)	5,372,434	200,811	58,547,536	5,902,567	41,292

Net gain (loss) on investments	(3,443,469)	11,259,000	2,624,328	3,360,412	657,382	63,638,697	8,267,098	(10,677)

Reinvested capital gains	14,843,574	3,686,171	15,538,635	—	125,519	45,053,295	—	1,628,610

Net increase (decrease) in contract owners’ equity resulting from operations	$9,679,470	15,417,332	17,017,999	7,848,191	739,779	101,774,359	8,237,491	1,390,614

Investment Activity*:	JAWGS	LZREMS	SBVSG2	LACB2	LACCA2	LACDV2	LACDVS	LACI2
Reinvested dividends	$67,961	45,861	—	343,533	—	414	96	78
Mortality and expense risk charges (note 2)	(166,187)	(13,453)	(65,187)	(250,801)	(162)	(125,118)	(27,988)	(35)

Net investment income (loss)	(98,226)	32,408	(65,187)	92,732	(162)	(124,704)	(27,892)	43

Realized gain (loss) on investments	134,000	81,600	(413,973)	200,264	756	1,704,321	382,165	537
Change in unrealized gain (loss) on investments	930,245	453,510	(151,613)	1,164,741	(3,779)	(575,221)	(127,830)	352

Net gain (loss) on investments	1,064,245	535,110	(565,586)	1,365,005	(3,023)	1,129,100	254,335	889

Reinvested capital gains	917,452	—	505,654	—	5,449	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$1,883,471	567,518	(125,119)	1,457,737	2,264	1,004,396	226,443	932

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

Investment Activity*:	LACIP2	LACIPS	LACMV2	LACMVS	LACVS	LDVS	LJPCBS	LJPMVS
Reinvested dividends	$143,096	419,845	129,668	23,851	302,665	13,453	2,641,151	88,377
Mortality and expense risk charges (note 2)	(8,654)	(2,331,295)	(79,286)	(1,823,305)	(300,745)	(4,406)	(760,058)	(107,857)

Net investment income (loss)	134,442	(1,911,450)	50,382	(1,799,454)	1,920	9,047	1,881,093	(19,480)

Realized gain (loss) on investments	34,354	11,202,264	51,726	4,903,915	349,727	(20,875)	78,513	28,501
Change in unrealized gain (loss) on investments	(38,245)	183,545	(136,055)	(3,658,963)	890,779	28,746	2,529,656	(617,966)

Net gain (loss) on investments	(3,891)	11,385,809	(84,329)	1,244,952	1,240,506	7,871	2,608,169	(589,465)

Reinvested capital gains	—	—	562,330	7,752,003	1,632,680	96,027	—	853,304

Net increase (decrease) in contract owners’ equity resulting from operations	$130,551	9,474,359	528,383	7,197,501	2,875,106	112,945	4,489,262	244,359

Investment Activity*:	LOVSDC	LOVTRC	M2IGSS	M3GRES	MEGSS	MMCGSC	MNDSC	MV2RIS
Reinvested dividends	$91,006	8,546,612	971	2,930	—	—	—	530,129
Mortality and expense risk charges (note 2)	(14,929)	(2,064,164)	(73,911)	(3,401)	(261,645)	(92,764)	(1,423,783)	(431,464)

Net investment income (loss)	76,077	6,482,448	(72,940)	(471)	(261,645)	(92,764)	(1,423,783)	98,665

Realized gain (loss) on investments	(1,370)	(1,741,905)	(111,935)	(6,926)	523,753	199,551	(4,715,003)	5,915,840
Change in unrealized gain (loss) on investments	13,239	4,744,406	(225,505)	12,535	(2,944,384)	(1,888,534)	17,674,501	679,152

Net gain (loss) on investments	11,869	3,002,501	(337,440)	5,609	(2,420,631)	(1,688,983)	12,959,498	6,594,992

Reinvested capital gains	—	—	840,956	—	6,055,505	2,003,947	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$87,946	9,484,949	430,576	5,138	3,373,229	222,200	11,535,715	6,693,657

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	MV3LMS	MV3MVS	MVBDS	MVBRES	MVFSC	MVIGSC	MVIPSC	MVIVSC
Reinvested dividends	$447,422	630,582	736,769	6,089	4,900,493	567,774	347,028	3,535,505
Mortality and expense risk charges (note 2)	(116,583)	(939,351)	(137,874)	(7,906)	(4,475,360)	(1,019,748)	(73,710)	(3,951,941)

Net investment income (loss)	330,839	(308,769)	598,895	(1,817)	425,133	(451,974)	273,318	(416,436)

Realized gain (loss) on investments	86,747	(76,634)	22,412	6,794	(12,430,927)	888,648	18,691	7,069,555
Change in unrealized gain (loss) on investments	(17,235)	(3,118,739)	289,596	(35,414)	11,631,417	7,984,052	166,193	50,646,133

Net gain (loss) on investments	69,512	(3,195,373)	312,008	(28,620)	(799,510)	8,872,700	184,884	57,715,688

Reinvested capital gains	—	6,871,408	—	144,120	27,075,905	4,209,400	—	15,120,906

Net increase (decrease) in contract owners’ equity resulting from operations	$400,351	3,367,266	910,903	113,683	26,701,528	12,630,126	458,202	72,420,158

Investment Activity*:	MVRBSS	MVUSC	MSEM	MSEMB	MSVEG2	DTRTFB	EIF	EIF2
Reinvested dividends	$102,204	2,909	100,829	52,878	—	2,028,307	69,001	6,226,685
Mortality and expense risk charges (note 2)	(26,869)	(552)	(9,258)	(3,572)	(919,803)	(653,668)	(21,970)	(6,348,041)

Net investment income (loss)	75,335	2,357	91,571	49,306	(919,803)	1,374,639	47,031	(121,356)

Realized gain (loss) on investments	(15,061)	(1,409)	(41,362)	(4,716)	38,568,095	(1,009,518)	108,843	10,946,629
Change in unrealized gain (loss) on investments	72,683	10,639	39,310	4,085	(19,509,299)	2,332,551	524,394	53,675,675

Net gain (loss) on investments	57,622	9,230	(2,052)	(631)	19,058,796	1,323,033	633,237	64,622,304

Reinvested capital gains	—	1,451	—	—	—	—	180,370	18,966,977

Net increase (decrease) in contract owners’ equity resulting from operations	$132,957	13,038	89,519	48,675	18,138,993	2,697,672	860,638	83,467,925

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

Investment Activity*:	GBF	GBF2	GEM	GEM2	GIG	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$4,004,494	10,537	172,132	89,153	147,540	—	—	—
Mortality and expense risk charges (note 2)	(1,563,230)	(3,201)	(402,771)	(885,080)	(193,548)	(85,543,550)	(44,624,995)	(7,458,040)

Net investment income (loss)	2,441,264	7,336	(230,639)	(795,927)	(46,008)	(85,543,550)	(44,624,995)	(7,458,040)

Realized gain (loss) on investments	(4,543,587)	(935)	573,564	(5,368,739)	634,155	228,179,297	(7,680,605)	14,299,600
Change in unrealized gain (loss) on investments	7,853,274	8,816	7,709,581	22,561,605	3,506,654	292,472,029	220,333,894	76,276,906

Net gain (loss) on investments	3,309,687	7,881	8,283,145	17,192,866	4,140,809	520,651,326	212,653,289	90,576,506

Reinvested capital gains	—	—	—	—	498,508	336,057,235	—	15,713,314

Net increase (decrease) in contract owners’ equity resulting from operations	$5,750,951	15,217	8,052,506	16,396,939	4,593,309	771,165,011	168,028,294	98,831,780

Investment Activity*:	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVEX2	GVIDA	GVIDC
Reinvested dividends	$—	—	—	—	41,941	20,217,641	—	—
Mortality and expense risk charges (note 2)	(55,471,209)	(28,004,298)	(7,815,181)	(5,986,314)	(20,422)	(39,848,201)	(3,169,149)	(4,928,273)

Net investment income (loss)	(55,471,209)	(28,004,298)	(7,815,181)	(5,986,314)	21,519	(19,630,560)	(3,169,149)	(4,928,273)

Realized gain (loss) on investments	232,833,320	84,506,534	(19,197,204)	(6,558,118)	84,064	(91,980,752)	744,272	4,230,621
Change in unrealized gain (loss) on investments	145,536,201	257,168,895	101,298,037	52,095,653	297,978	521,194,965	34,414,129	24,476,785

Net gain (loss) on investments	378,369,521	341,675,429	82,100,833	45,537,535	382,042	429,214,213	35,158,401	28,707,406

Reinvested capital gains	294,365,575	32,815,912	5,074,293	—	3,453	4,596,229	3,564,315	—

Net increase (decrease) in contract owners’ equity resulting from operations	$617,263,887	346,487,043	79,359,945	39,551,221	407,014	414,179,882	35,553,567	23,779,133

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

Investment Activity*:	GVIDM	GVIX2	GVIX8	HIBF	IDPG2	IDPGI2	MCIF	MCIF2
Reinvested dividends	$—	251,122	7,498,919	2,151,862	—	—	6,101,045	52,215
Mortality and expense risk charges (note 2)	(20,192,699)	(55,478)	(2,648,871)	(575,946)	(12,060,927)	(5,214,275)	(6,543,014)	(56,543)

Net investment income (loss)	(20,192,699)	195,644	4,850,048	1,575,916	(12,060,927)	(5,214,275)	(441,969)	(4,328)

Realized gain (loss) on investments	(54,941,811)	311,022	3,533,312	(635,612)	12,888,942	2,833,329	(6,192,261)	(61,510)
Change in unrealized gain (loss) on investments	239,222,487	1,333,264	37,091,197	599,691	73,543,666	30,510,307	716,836	6,724

Net gain (loss) on investments	184,280,676	1,644,286	40,624,509	(35,921)	86,432,608	33,343,636	(5,475,425)	(54,786)

Reinvested capital gains	—	—	—	—	—	—	31,647,739	346,392

Net increase (decrease) in contract owners’ equity resulting from operations	$164,087,977	1,839,930	45,474,557	1,539,995	74,371,681	28,129,361	25,730,345	287,278

Investment Activity*:	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2	NDES2	NFDIW1	NFDIW2
Reinvested dividends	$10,530,189	—	—	—	—	—	228	73,139
Mortality and expense risk charges (note 2)	(3,370,418)	(33,547,366)	(9,537,564)	(14,848,014)	(6,298,275)	(14,287)	(484)	(206,933)

Net investment income (loss)	7,159,771	(33,547,366)	(9,537,564)	(14,848,014)	(6,298,275)	(14,287)	(256)	(133,794)

Realized gain (loss) on investments	(226,335)	29,000,110	47,722,910	39,414,889	12,987,133	97,729	6	57,791
Change in unrealized gain (loss) on investments	6,689,170	235,157,463	(11,394,064)	39,905,285	25,569,561	(36,953)	8,170	1,849,824

Net gain (loss) on investments	6,462,835	264,157,573	36,328,846	79,320,174	38,556,694	60,776	8,176	1,907,615

Reinvested capital gains	—	—	38,957,937	19,397,043	545,663	212,868	716	164,752

Net increase (decrease) in contract owners’ equity resulting from operations	$13,622,606	230,610,207	65,749,219	83,869,203	32,804,082	259,357	8,636	1,938,573

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

Investment Activity*:	NJMIM2	NJNDE2	NLCG2	NNASD2	NVAMV1	NVAMV2	NVAMVX	NVAMVZ
Reinvested dividends	$968,611	124,731	—	84,087	301,495	454,731	153,174	3,960,650
Mortality and expense risk charges (note 2)	(331,926)	(1,583,817)	(264,786)	(380,292)	(432,490)	(914,484)	(95,697)	(2,926,152)

Net investment income (loss)	636,685	(1,459,086)	(264,786)	(296,205)	(130,995)	(459,753)	57,477	1,034,498

Realized gain (loss) on investments	9,984	3,206,687	231,426	609,220	692,868	2,801,203	56,795	11,461,783
Change in unrealized gain (loss) on investments	(1,082,148)	13,312,766	268,809	2,429,306	967,809	333,640	581,011	6,779,099

Net gain (loss) on investments	(1,072,164)	16,519,453	500,235	3,038,526	1,660,677	3,134,843	637,806	18,240,882

Reinvested capital gains	123,579	1,152,461	120,138	93,945	3,606,365	6,776,191	643,095	17,340,586

Net increase (decrease) in contract owners’ equity resulting from operations	$(311,900)	16,212,828	355,587	2,836,266	5,136,047	9,451,281	1,338,378	36,615,966

Investment Activity*:	NVBX	NVCBD1	NVCBD2	NVCBDP	NVCCA2	NVCCN2	NVCMA2	NVCMC2
Reinvested dividends	$122,619	110,447	704,976	13,239,465	—	—	—	—
Mortality and expense risk charges (note 2)	(6,537)	(39,876)	(620,975)	(4,860,209)	(26,243,519)	(6,091,147)	(4,832,158)	(6,517,248)

Net investment income (loss)	116,082	70,571	84,001	8,379,256	(26,243,519)	(6,091,147)	(4,832,158)	(6,517,248)

Realized gain (loss) on investments	(2,671)	(206,672)	(12,971,084)	636,833	40,762,339	9,804,371	11,363,779	5,368,119
Change in unrealized gain (loss) on investments	(17,144)	293,401	15,510,057	1,931,754	159,532,406	25,678,623	32,434,817	36,109,318

Net gain (loss) on investments	(19,815)	86,729	2,538,973	2,568,587	200,294,745	35,482,994	43,798,596	41,477,437

Reinvested capital gains	—	—	—	—	45,068,083	—	5,810,953	5,597,945

Net increase (decrease) in contract owners’ equity resulting from operations	$96,267	157,300	2,622,974	10,947,843	219,119,309	29,391,847	44,777,391	40,558,134

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

Investment Activity*:	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVFIII	NVGEII	NVIE6
Reinvested dividends	$—	—	—	—	—	2,246,553	1,060,020	700,416
Mortality and expense risk charges (note 2)	(25,046,139)	(2,260,158)	(20,254,766)	(14,349,611)	(15,217,348)	(846,542)	(1,026,487)	(1,223,081)

Net investment income (loss)	(25,046,139)	(2,260,158)	(20,254,766)	(14,349,611)	(15,217,348)	1,400,011	33,533	(522,665)

Realized gain (loss) on investments	23,245,838	8,818,604	10,341,638	(4,525,458)	(25,426,979)	(806,465)	2,248,577	1,605,129
Change in unrealized gain (loss) on investments	158,158,296	17,133,615	128,596,478	128,000,492	161,566,352	2,513,573	9,751,869	20,566,415

Net gain (loss) on investments	181,404,134	25,952,219	138,938,116	123,475,034	136,139,373	1,707,108	12,000,446	22,171,544

Reinvested capital gains	36,628,757	973,306	26,448,736	—	14,347,023	—	78,350	2,675,722

Net increase (decrease) in contract owners’ equity resulting from operations	$192,986,752	24,665,367	145,132,086	109,125,423	135,269,048	3,107,119	12,112,329	24,324,601

Investment Activity*:	NVMGA2	NVMIVX	NVMIVZ	NVMLG1	NVMLG2	NVMM2	NVMMG1	NVMMG2
Reinvested dividends	$—	35,978	2,922,747	675,316	10,778,359	149,893	—	—
Mortality and expense risk charges (note 2)	(4,317,715)	(27,299)	(2,333,440)	(237,282)	(4,133,595)	(45,550)	(1,754,601)	(1,298,712)

Net investment income (loss)	(4,317,715)	8,679	589,307	438,034	6,644,764	104,343	(1,754,601)	(1,298,712)

Realized gain (loss) on investments	11,708,327	311,991	13,743,359	(43,871)	(1,012,793)	—	(10,123,833)	(17,319,418)
Change in unrealized gain (loss) on investments	32,928,169	262,990	30,473,650	(594,977)	(11,436,633)	—	16,172,015	21,347,830

Net gain (loss) on investments	44,636,496	574,981	44,217,009	(638,848)	(12,449,426)	—	6,048,182	4,028,412

Reinvested capital gains	—	—	—	2,333,362	39,188,086	3	1,393,064	1,079,900

Net increase (decrease) in contract owners’ equity resulting from operations	$40,318,781	583,660	44,806,316	2,132,548	33,383,424	104,346	5,686,645	3,809,600

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

Investment Activity*:	NVMMV1	NVMMV2	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVOLG1	NVOLG2
Reinvested dividends	$4,402	2,495,065	374,185	168,109	12,407	788,839	4,098,439	3,548,023
Mortality and expense risk charges (note 2)	(2,337)	(2,829,882)	(1,016,094)	(631,183)	(17,979)	(1,201,609)	(5,964,059)	(7,904,403)

Net investment income (loss)	2,065	(334,817)	(641,909)	(463,074)	(5,572)	(412,770)	(1,865,620)	(4,356,380)

Realized gain (loss) on investments	(11,053)	(6,604,061)	734,646	(739,843)	(180,481)	(2,135,793)	24,212,218	17,877,095
Change in unrealized gain (loss) on investments	(17,624)	(3,576,942)	(1,645,516)	49,651	151,314	128,986	43,335,525	63,367,783

Net gain (loss) on investments	(28,677)	(10,181,003)	(910,870)	(690,192)	(29,167)	(2,006,807)	67,547,743	81,244,878

Reinvested capital gains	36,265	14,583,749	9,064,832	5,203,819	51,917	3,006,524	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$9,653	4,067,929	7,512,053	4,050,553	17,178	586,947	65,682,123	76,888,498

Investment Activity*:	NVRE1	NVRE2	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCF2
Reinvested dividends	$477,663	874,639	2,372,650	5,466,412	393,392	34,320,311	524,049	618,744
Mortality and expense risk charges (note 2)	(395,041)	(973,126)	(3,634,075)	(1,997,543)	(333,160)	(12,871,885)	(697,627)	(1,061,345)

Net investment income (loss)	82,622	(98,487)	(1,261,425)	3,468,869	60,232	21,448,426	(173,578)	(442,601)

Realized gain (loss) on investments	955,068	2,165,975	6,522,655	(1,550,480)	1,558,473	—	(230,957)	(3,171,994)
Change in unrealized gain (loss) on investments	(1,637,299)	(3,664,235)	14,356,744	3,496,695	4,539,526	—	894,036	3,138,590

Net gain (loss) on investments	(682,231)	(1,498,260)	20,879,399	1,946,215	6,097,999	—	663,079	(33,404)

Reinvested capital gains	341,407	729,314	9,181,627	—	—	800	3,820,400	5,836,869

Net increase (decrease) in contract owners’ equity resulting from operations	$(258,202)	(867,433)	28,799,601	5,415,084	6,158,231	21,449,226	4,309,901	5,360,864

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

Investment Activity*:	SCGF	SCGF2	SCVF	SCVF2	TRF	TRF2	AMCG	AMMCGS
Reinvested dividends	$—	—	222,540	492,126	1,013,259	671,481	—	—
Mortality and expense risk charges (note 2)	(78,849)	(1,204,419)	(233,246)	(625,357)	(1,510,665)	(1,465,245)	(41)	(40,263)

Net investment income (loss)	(78,849)	(1,204,419)	(10,706)	(133,231)	(497,406)	(793,764)	(41)	(40,263)

Realized gain (loss) on investments	21,616	3,263,760	(439,729)	228,751	9,894,072	2,426,819	63	(183,608)
Change in unrealized gain (loss) on investments	575,711	3,537,606	(762,328)	(3,153,020)	(2,201,690)	4,358,934	(404)	(181,744)

Net gain (loss) on investments	597,327	6,801,366	(1,202,057)	(2,924,269)	7,692,382	6,785,753	(341)	(365,352)

Reinvested capital gains	364,772	6,276,546	1,243,188	3,295,862	8,764,609	7,955,529	660	425,058

Net increase (decrease) in contract owners’ equity resulting from operations	$883,250	11,873,493	30,425	238,362	15,959,585	13,947,518	278	19,443

Investment Activity*:	AMSRS	AMTB	NAWEI	DWVSVS	WRASP	WRENG	WRHIP	WRMCG
Reinvested dividends	$—	1,968,755	1,576	740,666	1,077,469	989	2,548,139	—
Mortality and expense risk charges (note 2)	(174,907)	(539,709)	(379)	(1,098,275)	(1,517,297)	(586)	(649,037)	(3,072,515)

Net investment income (loss)	(174,907)	1,429,046	1,197	(357,609)	(439,828)	403	1,899,102	(3,072,515)

Realized gain (loss) on investments	1,523,660	(416,831)	885	2,535,658	1,139,713	103	(1,834,057)	(14,819,846)
Change in unrealized gain (loss) on investments	(596,896)	509,753	(10,079)	(2,311,410)	5,520,755	10,416	1,898,620	(31,782,722)

Net gain (loss) on investments	926,764	92,922	(9,194)	224,248	6,660,468	10,519	64,563	(46,602,568)

Reinvested capital gains	785,362	—	13,204	4,893,967	5,795,233	—	14,410	49,506,120

Net increase (decrease) in contract owners’ equity resulting from operations	$1,537,219	1,521,968	5,207	4,760,606	12,015,873	10,922	1,978,075	(168,963)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

Investment Activity*:	WRPAP	WRPCP	WRPMAP	WRPMAV	WRPMCP	WRPMP	NOTB4	NOTG4
Reinvested dividends	$264	66,068	386,658	49,935	96,455	301,560	84,924	43,098
Mortality and expense risk charges (note 2)	(91)	(8,821)	(68,731)	(11,049)	(15,342)	(48,502)	(54,669)	(43,890)

Net investment income (loss)	173	57,247	317,927	38,886	81,113	253,058	30,255	(792)

Realized gain (loss) on investments	(119)	(23,310)	(1,095,468)	(43,565)	(112,183)	(240,497)	47,181	(85,648)
Change in unrealized gain (loss) on investments	2,095	173,334	3,085,223	253,860	426,622	1,448,997	128,912	297,650

Net gain (loss) on investments	1,976	150,024	1,989,755	210,295	314,439	1,208,500	176,093	212,002

Reinvested capital gains	—	—	—	—	13,267	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$2,149	207,271	2,307,682	249,181	408,819	1,461,558	206,348	211,210

Investment Activity*:	NOTMG4	MNCPS2	PMUBA	PMVAAD	PMVEBD	PMVFAD	PMVFHA	PMVFHV
Reinvested dividends	$103,590	14,991	6,314	1,402,142	771,675	469,065	5,201	110,703
Mortality and expense risk charges (note 2)	(75,613)	(4,023)	(557)	(486,209)	(170,191)	(213,295)	(622)	(46,598)

Net investment income (loss)	27,977	10,968	5,757	915,933	601,484	255,770	4,579	64,105

Realized gain (loss) on investments	109,819	(1,045)	(502)	(743,044)	(397,361)	(224,584)	(264)	17,790
Change in unrealized gain (loss) on investments	171,327	62,918	3,465	3,463,951	1,203,384	753,883	863	328

Net gain (loss) on investments	281,146	61,873	2,963	2,720,907	806,023	529,299	599	18,118

Reinvested capital gains	—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$309,123	72,841	8,720	3,636,840	1,407,507	785,069	5,178	82,223

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

Investment Activity*:	PMVHYD	PMVIV	PMVLAD	PMVRA	PMVRSD	PMVSTA	PMVTRD	PVEIB
Reinvested dividends	$23,805	3,198,353	11,192,858	148,667	50,570	5,966,927	8,904	3,132,913
Mortality and expense risk charges (note 2)	(1,750)	(793,174)	(4,184,218)	(45,012)	(17,981)	(1,848,896)	(3,401)	(3,128,721)

Net investment income (loss)	22,055	2,405,179	7,008,640	103,655	32,589	4,118,031	5,503	4,192

Realized gain (loss) on investments	(29,303)	2,475,953	(2,400,895)	43,806	(36,302)	(213,589)	(905)	1,090,851
Change in unrealized gain (loss) on investments	27,829	468,158	6,611,984	146,284	284,906	340,777	10,783	24,955,635

Net gain (loss) on investments	(1,474)	2,944,111	4,211,089	190,090	248,604	127,188	9,878	26,046,486

Reinvested capital gains	—	—	—	—	—	—	—	14,986,306

Net increase (decrease) in contract owners’ equity resulting from operations	$20,581	5,349,290	11,219,729	293,745	281,193	4,245,219	15,381	41,036,984

Investment Activity*:	PVGOB	PVGPB	PVIGIB	PVNOB	PVTIGB	ROCSC	TRHS2	TRMCG2
Reinvested dividends	$—	50,709	510,181	49,514	4,473	1,259	—	—
Mortality and expense risk charges (note 2)	(69,477)	(61,014)	(462,078)	(104,761)	(590,549)	(292)	(4,183,194)	(420,835)

Net investment income (loss)	(69,477)	(10,305)	48,103	(55,247)	(586,076)	967	(4,183,194)	(420,835)

Realized gain (loss) on investments	1,593,797	26,888	10,554,739	31,782	125,854	110	11,173,302	(228,238)
Change in unrealized gain (loss) on investments	(1,395,767)	429,311	(2,555,056)	(138,021)	10,588,281	(338)	24,954,109	(3,696,283)

Net gain (loss) on investments	198,030	456,199	7,999,683	(106,239)	10,714,135	(228)	36,127,411	(3,924,521)

Reinvested capital gains	513,405	131,755	357,713	871,077	2,462,650	4,839	11,287,132	5,425,979

Net increase (decrease) in contract owners’ equity resulting from operations	$641,958	577,649	8,405,499	709,591	12,590,709	5,578	43,231,349	1,080,623

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

Investment Activity*:	VVGGS	VWBF	VWEM	VWHA	VWHAS	PIVF2	VRVDRA
Reinvested dividends	$20,087	207,169	47,063	221,595	942,441	9,934	565,528
Mortality and expense risk charges (note 2)	(13,609)	(53,434)	(75,516)	(119,470)	(628,533)	(57,605)	(289,907)

Net investment income (loss)	6,478	153,735	(28,453)	102,125	313,908	(47,671)	275,621

Realized gain (loss) on investments	26,789	(62,892)	(586,900)	(38,213)	1,415,955	(8,342)	(371,391)
Change in unrealized gain (loss) on investments	1,021,587	528,992	2,183,250	2,575,358	10,731,398	410,772	(137,186)

Net gain (loss) on investments	1,048,376	466,100	1,596,350	2,537,145	12,147,353	402,430	(508,577)

Reinvested capital gains	—	—	—	—	—	507,174	89,855

Net increase (decrease) in contract owners’ equity resulting from operations	$1,054,854	619,835	1,567,897	2,639,270	12,461,261	861,933	(143,101)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	ALVBWB		ALVDAA		ALVGIA		ALVGIB
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$2,935	2,488	—	(10)	(4,237)	213	(16,556)	(7,938)
Realized gain (loss) on investments	(860)	(1,245)	—	(11,460)	8,742	268	164,088	39,454
Change in unrealized gain (loss) on investments	18,162	9,062	—	11,025	(6,147)	(21,828)	(117,509)	302,250
Reinvested capital gains	10,290	3,702	—	—	156,410	8,831	234,209	160,196

Net increase (decrease) in contract owners’ equity resulting from operations	30,527	14,007	—	(445)	154,768	(12,516)	264,232	493,962

Equity transactions:

Purchase payments received from contract owners (note 4)	—	2	—	—	693,480	356,281	3,983	145,224
Transfers between subaccount, net	14,345	(490)	—	—	825,909	425,180	(72,222)	(37,416)
Redemptions (notes 2, 3, and 4)	(3,667)	(5,418)	—	(55,229)	(99,855)	(10,983)	(1,187,263)	(1,128,802)
Adjustments to maintain reserves	11	(4)	—	3	(2)	(8)	193	(88)

Net equity transactions	10,689	(5,910)	—	(55,226)	1,419,532	770,470	(1,255,309)	(1,021,082)

Net change in contract owners’ equity	41,216	8,097	—	(55,671)	1,574,300	757,954	(991,077)	(527,120)

Contract owners’ equity at beginning of period	182,865	174,768	—	55,671	757,954	—	3,745,080	4,272,200

Contract owners’ equity at end of period	$224,081	182,865	—	—	2,332,254	757,954	2,754,003	3,745,080

CHANGE IN UNITS:
Beginning units	9,010	9,312	—	3,985	70,926	—	73,365	94,281
Units purchased	627	6	—	—	252,845	81,443	533	3,748
Units redeemed	(192)	(308)	—	(3,985)	(123,573)	(10,517)	(25,537)	(24,664)

Ending units	9,445	9,010	—	—	200,198	70,926	48,361	73,365

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	ALVIVB		ALVPGB		ALVSVA		ALVSVB
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$38,641	37,656	(318,176)	(42,770)	469	993	(915,653)	(918,923)
Realized gain (loss) on investments	85,156	(37,613)	1,033,376	990	(8,343)	(6,907)	4,977,557	2,020,462
Change in unrealized gain (loss) on investments	809,676	(343,301)	461,123	(325,600)	(1,908)	15,932	(14,928,784)	1,844,835
Reinvested capital gains	—	—	1,340,068	105,582	14,860	12,486	12,012,418	5,555,307

Net increase (decrease) in contract owners’ equity resulting from operations	933,473	(343,258)	2,516,391	(261,798)	5,078	22,504	1,145,538	8,501,681

Equity transactions:

Purchase payments received from contract owners (note 4)	38,686	155,466	9,524,484	5,791,923	—	212	8,285,226	7,259,715
Transfers between subaccount, net	658,781	1,907,264	(18,036,705)	20,563,687	(66,519)	(5,155)	1,588,517	(3,513,935)
Redemptions (notes 2, 3, and 4)	(305,656)	(901,408)	(2,549,925)	(72,160)	(55,909)	(19,431)	(12,368,868)	(15,169,290)
Adjustments to maintain reserves	177	(77)	3	(35)	26	(12)	10,741	(550)

Net equity transactions	391,988	1,161,245	(11,062,143)	26,283,415	(122,402)	(24,386)	(2,484,384)	(11,424,060)

Net change in contract owners’ equity	1,325,461	817,987	(8,545,752)	26,021,617	(117,324)	(1,882)	(1,338,846)	(2,922,379)

Contract owners’ equity at beginning of period	3,062,568	2,244,581	26,021,617	—	256,899	258,781	108,366,760	111,289,139

Contract owners’ equity at end of period	$4,388,029	3,062,568	17,475,865	26,021,617	139,575	256,899	107,027,914	108,366,760

CHANGE IN UNITS:
Beginning units	318,849	241,027	2,248,231	—	9,647	10,633	1,842,221	2,050,730
Units purchased	262,347	710,910	1,210,656	2,270,358	251	324	322,442	253,072
Units redeemed	(247,521)	(633,088)	(2,104,230)	(22,127)	(4,794)	(1,310)	(366,932)	(461,581)

Ending units	333,675	318,849	1,354,657	2,248,231	5,104	9,647	1,797,731	1,842,221

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	ALMGI2		SVDF		SVOF		WFVOG2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(2,655)	(2,963)	(377)	(527)	(2,422)	(2,046)	(61)	(155)
Realized gain (loss) on investments	80,283	5,596	(1,121)	(1,697)	(1,856)	3,758	(177)	(893)
Change in unrealized gain (loss) on investments	(27,318)	49,357	2,128	5,420	(3,888)	3,127	(876)	2,318
Reinvested capital gains	—	—	149	—	12,486	15,014	1,792	683

Net increase (decrease) in contract owners’ equity resulting from operations	50,310	51,990	779	3,196	4,320	19,853	678	1,953

Equity transactions:

Purchase payments received from contract owners (note 4)	—	1	4,970	—	67,046	48	—	—
Transfers between subaccount, net	(5,701)	(24,681)	—	—	—	(14)	(5,449)	—
Redemptions (notes 2, 3, and 4)	(225,098)	(14,527)	(3,321)	(2,872)	(38,538)	(39,243)	(6)	(9,876)
Adjustments to maintain reserves	11	(4)	(1,997)	28	(29,773)	21,787	5	(3)

Net equity transactions	(230,788)	(39,211)	(348)	(2,844)	(1,265)	(17,422)	(5,450)	(9,879)

Net change in contract owners’ equity	(180,478)	12,779	431	352	3,055	2,431	(4,772)	(7,926)

Contract owners’ equity at beginning of period	296,548	283,769	25,898	25,546	183,687	181,256	4,772	12,698

Contract owners’ equity at end of period	$116,070	296,548	26,329	25,898	186,742	183,687	—	4,772

CHANGE IN UNITS:
Beginning units	22,862	26,211	—	—	—	—	89	282
Units purchased	—	—	—	—	—	—	—	—
Units redeemed	(15,124)	(3,349)	—	—	—	—	(89)	(193)

Ending units	7,738	22,862	—	—	—	—	—	89

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	WFVSCG		AAEIP3		ARLPE3		AFGC
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(1,718,178)	(1,879,033)	7,208	5,288	5,653	8,196	9,027	9,605
Realized gain (loss) on investments	(6,531,733)	(1,897,273)	878	5,863	(26,423)	138	(3,727)	(5,174)
Change in unrealized gain (loss) on investments	10,614,130	23,499,026	(21,963)	39,101	(17,046)	8,330	14,458	(5,679)
Reinvested capital gains	6,891,743	—	21,075	4,996	1,561	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	9,255,962	19,722,720	7,198	55,248	(36,255)	16,664	19,758	(1,248)

Equity transactions:

Purchase payments received from contract owners (note 4)	1,067,143	7,446,601	—	—	—	—	—	—
Transfers between subaccount, net	(8,828,183)	(2,936,409)	410	(6,096)	37,223	—	—	—
Redemptions (notes 2, 3, and 4)	(14,405,423)	(15,765,070)	(277)	(31,898)	(5,273)	(4,578)	(40,866)	(39,398)
Adjustments to maintain reserves	1,040	(808)	15	(10)	6	(4)	655	(1,003)

Net equity transactions	(22,165,423)	(11,255,686)	148	(38,004)	31,956	(4,582)	(40,211)	(40,401)

Net change in contract owners’ equity	(12,909,461)	8,467,034	7,346	17,244	(4,299)	12,082	(20,453)	(41,649)

Contract owners’ equity at beginning of period	124,679,043	116,212,009	176,641	159,397	108,351	96,269	309,092	350,741

Contract owners’ equity at end of period	$111,769,582	124,679,043	183,987	176,641	104,052	108,351	288,639	309,092

CHANGE IN UNITS:
Beginning units	2,696,809	2,946,388	11,358	14,281	6,289	6,554	8,632	9,734
Units purchased	167,233	360,024	131	127	35,665	—	—	—
Units redeemed	(621,156)	(609,603)	(120)	(3,050)	(35,960)	(265)	(1,070)	(1,102)

Ending units	2,242,886	2,696,809	11,369	11,358	5,994	6,289	7,562	8,632

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	AFGF		AFHY		AMVBC4		AMVCB4
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(121,509)	(113,031)	8,867	8,755	262,038	341,128	320,949	251,358
Realized gain (loss) on investments	1,501,071	2,193,913	2,656	1,212	1,114,514	37,465	1,643,263	(48,499)
Change in unrealized gain (loss) on investments	(405,527)	1,341,451	(2,413)	4,076	11,562,873	9,352,368	1,465,587	(389,228)
Reinvested capital gains	839,344	357,290	—	—	10,471,390	535,026	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	1,813,379	3,779,623	9,110	14,043	23,410,815	10,265,987	3,429,799	(186,369)

Equity transactions:

Purchase payments received from contract owners (note 4)	10,893	28	—	1	76,277,539	49,962,944	12,249,793	4,349,461
Transfers between subaccount, net	(2,234,416)	(1,260,168)	162	—	16,074,375	9,049,620	3,738,449	4,555,987
Redemptions (notes 2, 3, and 4)	(1,331,200)	(3,849,690)	(7,837)	(28,958)	(7,806,786)	(3,931,003)	(1,957,886)	(799,829)
Adjustments to maintain reserves	(2,132)	(239)	1,054	(2,950)	497	(296)	16	(37)

Net equity transactions	(3,556,855)	(5,110,069)	(6,621)	(31,907)	84,545,625	55,081,265	14,030,372	8,105,582

Net change in contract owners’ equity	(1,743,476)	(1,330,446)	2,489	(17,864)	107,956,440	65,347,252	17,460,171	7,919,213

Contract owners’ equity at beginning of period	13,028,436	14,358,882	165,995	183,859	111,322,606	45,975,354	9,009,144	1,089,931

Contract owners’ equity at end of period	$11,284,960	13,028,436	168,484	165,995	219,279,046	111,322,606	26,469,315	9,009,144

CHANGE IN UNITS:
Beginning units	26,476	38,001	1,903	2,250	6,400,750	3,180,461	802,448	82,868
Units purchased	—	197	715	—	5,498,433	4,001,940	2,956,133	1,766,125
Units redeemed	(7,199)	(11,722)	(814)	(347)	(1,121,243)	(781,651)	(1,729,181)	(1,046,545)

Ending units	19,277	26,476	1,804	1,903	10,777,940	6,400,750	2,029,400	802,448

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	AMVGL4		AMVGS4		AMVGV2		AMVHI4
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$55,334	17,431	(103,733)	(22,138)	1,271,693	921,006	1,920,171	472,105
Realized gain (loss) on investments	43,788	3,558	213,125	(180,257)	(46,390)	(344,951)	10,417	21,632
Change in unrealized gain (loss) on investments	898,632	(48,729)	942,137	79,803	1,035,873	(859,734)	(121,535)	(365,006)
Reinvested capital gains	230,712	—	213,670	151,827	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	1,228,466	(27,740)	1,265,199	29,235	2,261,176	(283,679)	1,809,053	128,731

Equity transactions:

Purchase payments received from contract owners (note 4)	7,892,335	2,210,979	4,910,113	3,380,778	8,929,423	8,935,454	26,371,935	8,181,825
Transfers between subaccount, net	6,965,994	500,240	452,796	791,700	4,130,233	8,526,092	6,895,369	7,001,180
Redemptions (notes 2, 3, and 4)	(916,779)	(13,154)	(990,049)	(98,882)	(4,693,503)	(4,187,813)	(1,944,472)	(81,346)
Adjustments to maintain reserves	(12)	(14)	69	(62)	240	(148)	3,299	(29)

Net equity transactions	13,941,538	2,698,051	4,372,929	4,073,534	8,366,393	13,273,585	31,326,131	15,101,630

Net change in contract owners’ equity	15,170,004	2,670,311	5,638,128	4,102,769	10,627,569	12,989,906	33,135,184	15,230,361

Contract owners’ equity at beginning of period	2,670,311	—	6,752,797	2,650,028	34,894,170	21,904,264	15,230,361	—

Contract owners’ equity at end of period	$17,840,315	2,670,311	12,390,925	6,752,797	45,521,739	34,894,170	48,365,545	15,230,361

CHANGE IN UNITS:
Beginning units	255,163	—	611,573	234,857	3,655,675	2,278,788	1,427,719	—
Units purchased	1,359,010	263,286	592,953	436,632	2,642,960	2,642,695	3,565,976	1,485,497
Units redeemed	(135,070)	(8,123)	(192,905)	(59,916)	(1,811,418)	(1,265,808)	(738,185)	(57,778)

Ending units	1,479,103	255,163	1,011,621	611,573	4,487,217	3,655,675	4,255,510	1,427,719

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	AMVI4		AMVNW4		AMVUA4		AVPAP2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$3,495	1,643	(62,328)	16,232	58,220	39,673	1,927,773	1,853,258
Realized gain (loss) on investments	2,662	(1,457)	531,517	540,867	1,016	(743)	28,190,694	694,469
Change in unrealized gain (loss) on investments	212,343	15,325	7,605,121	(58,787)	42,962	(47,720)	(26,573,571)	49,109,741
Reinvested capital gains	—	—	1,610,836	85,423	—	—	27,622,325	6,605,632

Net increase (decrease) in contract owners’ equity resulting from operations	218,500	15,511	9,685,146	583,735	102,198	(8,790)	31,167,221	58,263,100

Equity transactions:

Purchase payments received from contract owners (note 4)	—	57	20,070,483	13,740,774	381,615	434,819	1,988,787	3,729,402
Transfers between subaccount, net	(6,904)	27,975	2,443,156	(1,079,606)	89,817	425,191	(430,269,445)	(10,415,423)
Redemptions (notes 2, 3, and 4)	(14,680)	(13,737)	(2,547,120)	(827,798)	(60,567)	(15,845)	(61,226,887)	(83,142,494)
Adjustments to maintain reserves	26	(12)	1,419	(1,311)	3	(5)	87	(1,629)

Net equity transactions	(21,558)	14,283	19,967,938	11,832,059	410,868	844,160	(489,507,458)	(89,830,144)

Net change in contract owners’ equity	196,942	29,794	29,653,084	12,415,794	513,066	835,370	(458,340,237)	(31,567,044)

Contract owners’ equity at beginning of period	850,923	821,129	27,685,124	15,269,330	1,348,718	513,348	458,380,415	489,947,459

Contract owners’ equity at end of period	$1,047,865	850,923	57,338,208	27,685,124	1,861,784	1,348,718	40,178	458,380,415

CHANGE IN UNITS:
Beginning units	80,567	79,338	2,198,317	1,279,870	135,815	51,450	24,772,754	29,868,911
Units purchased	3,582	3,774	1,764,617	1,346,990	49,516	87,051	191,919	304,463
Units redeemed	(5,024)	(2,545)	(374,516)	(428,543)	(9,326)	(2,686)	(24,963,964)	(5,400,620)

Ending units	79,125	80,567	3,588,418	2,198,317	176,005	135,815	709	24,772,754

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	BRVCA3		BRVDA3		BRVED3		BRVHY3
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(33,017)	(19,159)	732,871	337,608	679,348	1,267,601	3,803,803	3,743,549
Realized gain (loss) on investments	(45,629)	119,210	437,336	74,253	3,040,537	809,280	(1,084,540)	(1,093,028)
Change in unrealized gain (loss) on investments	(29,129)	(662,767)	1,409,796	(1,242,836)	11,417,051	565,377	2,536,704	1,787,134
Reinvested capital gains	522,208	1,071,060	2,059,826	1,187,763	11,695,629	11,728,423	170,325	—

Net increase (decrease) in contract owners’ equity resulting from operations	414,433	508,344	4,639,829	356,788	26,832,565	14,370,681	5,426,292	4,437,655

Equity transactions:

Purchase payments received from contract owners (note 4)	1,628,234	2,028,407	34,376,512	18,270,047	504,800	550,548	6,161,969	6,679,687
Transfers between subaccount, net	(232,702)	(565,020)	(1,783,971)	1,448,627	(13,062,071)	(12,577,335)	3,041,044	(709,263)
Redemptions (notes 2, 3, and 4)	(295,748)	(21,839)	(1,154,714)	(166,319)	(26,365,395)	(33,793,725)	(7,630,454)	(6,482,944)
Adjustments to maintain reserves	8	(7)	20,403	(20,434)	(31,819)	(6,120)	26,819	36,480

Net equity transactions	1,099,792	1,441,541	31,458,230	19,531,921	(38,954,485)	(45,826,632)	1,599,378	(476,040)

Net change in contract owners’ equity	1,514,225	1,949,885	36,098,059	19,888,709	(12,121,920)	(31,455,951)	7,025,670	3,961,615

Contract owners’ equity at beginning of period	3,085,563	1,135,678	21,333,252	1,444,543	152,517,062	183,973,013	72,196,515	68,234,900

Contract owners’ equity at end of period	$4,599,788	3,085,563	57,431,311	21,333,252	140,395,142	152,517,062	79,222,185	72,196,515

CHANGE IN UNITS:
Beginning units	188,730	90,799	1,814,807	133,362	7,608,653	9,927,122	5,391,423	5,419,771
Units purchased	106,275	142,134	3,537,984	1,863,444	314,785	291,843	1,241,028	1,245,743
Units redeemed	(40,981)	(44,203)	(1,032,115)	(181,999)	(2,069,510)	(2,610,312)	(1,138,220)	(1,274,091)

Ending units	254,024	188,730	4,320,676	1,814,807	5,853,928	7,608,653	5,494,231	5,391,423

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	BRVTR3		MLVGA3		DCAP		DCAPS
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$14,667,138	14,481,273	6,473,592	(563,966)	(274)	(235)	(2,027)	(2,022)
Realized gain (loss) on investments	(8,423,260)	(8,902,735)	(309,597)	(2,364,876)	(1,597)	(1,333)	(5,630)	(21,504)
Change in unrealized gain (loss) on investments	24,972,597	(6,186,992)	10,066,509	1,463,719	90	2,442	(11,240)	35,179
Reinvested capital gains	594,209	—	25,904,929	20,432,676	3,754	1,912	44,197	23,240

Net increase (decrease) in contract owners’ equity resulting from operations	31,810,684	(608,454)	42,135,433	18,967,553	1,973	2,786	25,300	34,893

Equity transactions:

Purchase payments received from contract owners (note 4)	48,483,163	51,414,995	9,194,448	13,158,419	801	9	—	—
Transfers between subaccount, net	41,713,635	20,389,108	(7,214,002)	(10,751,702)	—	—	1,954	(1,756)
Redemptions (notes 2, 3, and 4)	(68,177,678)	(59,105,309)	(34,508,746)	(36,736,273)	(3,065)	(2,986)	(4,752)	(45,289)
Adjustments to maintain reserves	690,612	264,537	113,046	(174,697)	707	(304)	22	(7)

Net equity transactions	22,709,732	12,963,331	(32,415,254)	(34,504,253)	(1,557)	(3,281)	(2,776)	(47,052)

Net change in contract owners’ equity	54,520,416	12,354,877	9,720,179	(15,536,700)	416	(495)	22,524	(12,159)

Contract owners’ equity at beginning of period	522,485,948	510,131,071	258,049,738	273,586,438	25,011	25,506	283,504	295,663

Contract owners’ equity at end of period	$577,006,364	522,485,948	267,769,917	258,049,738	25,427	25,011	306,028	283,504

CHANGE IN UNITS:
Beginning units	53,811,540	52,479,741	11,925,998	13,586,382	—	—	6,208	7,309
Units purchased	12,385,154	10,651,847	672,024	1,064,507	—	—	91	67
Units redeemed	(10,268,688)	(9,320,048)	(2,089,676)	(2,724,891)	—	—	(139)	(1,168)

Ending units	55,928,006	53,811,540	10,508,346	11,925,998	—	—	6,160	6,208

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	DGI		DSIF		DSIFS		DSRG
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(147,184)	(132,444)	(760,757)	(443,995)	(5,075)	(3,391)	(390,599)	(346,940)
Realized gain (loss) on investments	580,366	498,918	19,350,987	18,869,097	24,236	4,214	17,266,147	1,006,021
Change in unrealized gain (loss) on investments	673,646	1,919,855	3,647,554	15,982,926	46,567	75,555	(14,903,224)	8,009,643
Reinvested capital gains	1,349,009	840,429	13,914,693	15,220,116	41,528	31,265	3,604,942	279,283

Net increase (decrease) in contract owners’ equity resulting from operations	2,455,837	3,126,758	36,152,477	49,628,144	107,256	107,643	5,577,266	8,948,007

Equity transactions:

Purchase payments received from contract owners (note 4)	75,752	69,478	875,683	1,782,404	(4,814)	21	184,478	294,331
Transfers between subaccount, net	(78,510)	(262,853)	(8,029,280)	(2,727,101)	(5,045)	205,751	(45,751,163)	(600,094)
Redemptions (notes 2, 3, and 4)	(2,153,238)	(1,639,620)	(26,672,254)	(27,525,653)	(135,304)	(35,041)	(4,001,487)	(3,689,414)
Adjustments to maintain reserves	1,850	(795)	61,086	(61,143)	(4,566)	(112)	(16,675)	(4,130)

Net equity transactions	(2,154,146)	(1,833,790)	(33,764,765)	(28,531,493)	(149,729)	170,619	(49,584,847)	(3,999,307)

Net change in contract owners’ equity	301,691	1,292,968	2,387,712	21,096,651	(42,473)	278,262	(44,007,581)	4,948,700

Contract owners’ equity at beginning of period	16,921,209	15,628,241	247,902,892	226,806,241	740,359	462,097	44,466,741	39,518,041

Contract owners’ equity at end of period	$17,222,900	16,921,209	250,290,604	247,902,892	697,886	740,359	459,160	44,466,741

CHANGE IN UNITS:
Beginning units	254,962	285,127	1,776,613	1,998,337	10,233	7,685	430,685	471,702
Units purchased	6,654	5,597	11,255	24,117	(249)	3,318	2,941	6,009
Units redeemed	(36,575)	(35,762)	(242,735)	(245,841)	(1,634)	(770)	(429,161)	(47,026)

Ending units	225,041	254,962	1,545,133	1,776,613	8,350	10,233	4,465	430,685

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	DVDLS		DVMCSS		DVSCS		CVN1IF
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(4,385)	(4,486)	(319,001)	(305,843)	(58,225)	(158,098)	(460,273)	(47,751)
Realized gain (loss) on investments	(13,545)	(23,145)	1,912,848	256,650	(746,070)	99,989	293,995	66,453
Change in unrealized gain (loss) on investments	65,094	46,244	(1,823,237)	3,013,155	(1,908,882)	2,071,883	7,483,544	(87,277)
Reinvested capital gains	—	—	2,634,478	481,046	4,265,602	1,106,235	869,729	734,046

Net increase (decrease) in contract owners’ equity resulting from operations	47,164	18,613	2,405,088	3,445,008	1,552,425	3,120,009	8,186,995	665,471

Equity transactions:

Purchase payments received from contract owners (note 4)	727	525	100,785	83,413	274,528	230,344	24,011,792	9,653,106
Transfers between subaccount, net	33,913	(39,666)	(1,711,740)	263,041	(1,590,680)	(1,226,198)	35,573,520	12,361,525
Redemptions (notes 2, 3, and 4)	(45,010)	(36,267)	(5,133,546)	(4,901,993)	(6,156,774)	(6,114,434)	(2,333,283)	(251,731)
Adjustments to maintain reserves	19	53	(4,065)	388	(12,848)	6,528	(469)	(44)

Net equity transactions	(10,351)	(75,355)	(6,748,566)	(4,555,151)	(7,485,774)	(7,103,760)	57,251,560	21,762,856

Net change in contract owners’ equity	36,813	(56,742)	(4,343,478)	(1,110,143)	(5,933,349)	(3,983,751)	65,438,555	22,428,327

Contract owners’ equity at beginning of period	510,191	566,933	32,274,519	33,384,662	47,755,150	51,738,901	22,428,327	—

Contract owners’ equity at end of period	$547,004	510,191	27,931,041	32,274,519	41,821,801	47,755,150	87,866,882	22,428,327

CHANGE IN UNITS:
Beginning units	16,760	19,319	1,722,623	1,971,837	821,124	944,708	1,865,780	—
Units purchased	1,037	121	133,671	197,509	37,277	45,590	5,670,946	2,375,707
Units redeemed	(1,527)	(2,680)	(478,334)	(446,723)	(163,763)	(169,174)	(1,364,041)	(509,927)

Ending units	16,270	16,760	1,377,960	1,722,623	694,638	821,124	6,172,685	1,865,780

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	CVSBF		CHSMM		CLVGT2		CLVHY2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$5,202	10,254	234,937	312,208	(297,148)	(23,996)	827,080	743,398
Realized gain (loss) on investments	(51,866)	1,369	—	—	1,223,550	150	167,790	276,950
Change in unrealized gain (loss) on investments	111,099	(38,132)	—	—	3,547,203	273,971	235,497	(122,213)
Reinvested capital gains	152,481	19,093	46	60	1,827,924	100,385	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	216,916	(7,416)	234,983	312,268	6,301,529	350,510	1,230,367	898,135

Equity transactions:

Purchase payments received from contract owners (note 4)	893,721	267,694	195,443	—	19,726,925	4,532,496	2,508,433	2,476,050
Transfers between subaccount, net	(824,846)	2,754,563	1,242,367	888,904	16,197,401	2,796,153	296,652	(2,386,287)
Redemptions (notes 2, 3, and 4)	(143,219)	(56,727)	(657,395)	(1,605,356)	(1,392,980)	(79,962)	(1,334,904)	(1,342,633)
Adjustments to maintain reserves	(11)	(9)	68	(55)	(10)	(29)	415	(180)

Net equity transactions	(74,355)	2,965,521	780,483	(716,507)	34,531,336	7,248,658	1,470,596	(1,253,050)

Net change in contract owners’ equity	142,561	2,958,105	1,015,466	(404,239)	40,832,865	7,599,168	2,700,963	(354,915)

Contract owners’ equity at beginning of period	2,958,105	—	6,789,817	7,194,056	7,599,168	—	17,599,328	17,954,243

Contract owners’ equity at end of period	$3,100,666	2,958,105	7,805,283	6,789,817	48,432,033	7,599,168	20,300,291	17,599,328

CHANGE IN UNITS:
Beginning units	260,876	—	640,732	705,391	625,123	—	1,428,616	1,543,344
Units purchased	188,554	266,964	277,902	379,944	3,160,228	819,929	377,795	373,567
Units redeemed	(200,836)	(6,088)	(207,975)	(444,603)	(777,339)	(194,806)	(269,079)	(488,295)

Ending units	248,594	260,876	710,659	640,732	3,008,012	625,123	1,537,332	1,428,616

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	ETVFR		FQB		FQBS		FVU2S
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$4,250,356	5,860,295	56,593	62,607	158,309	129,840	9,722	3,018
Realized gain (loss) on investments	(891,136)	(574,790)	(19,514)	(80,720)	(77,135)	(184,892)	(4,509)	(803)
Change in unrealized gain (loss) on investments	(1,420,277)	134,404	118,782	90,084	423,941	260,721	15,248	72,910
Reinvested capital gains	—	—	—	—	—	—	11,938	—

Net increase (decrease) in contract owners’ equity resulting from operations	1,938,943	5,419,909	155,861	71,971	505,115	205,669	32,399	75,125

Equity transactions:

Purchase payments received from contract owners (note 4)	605,522	480,559	8,044	8,138	168,127	145,764	—	1
Transfers between subaccount, net	(2,047,614)	(2,975,522)	55,030	(311,740)	248,684	304,562	158,287	(93,436)
Redemptions (notes 2, 3, and 4)	(12,133,592)	(10,233,104)	(205,404)	(476,552)	(1,087,414)	(1,351,073)	(36,350)	(14,081)
Adjustments to maintain reserves	(1,655)	1,057	153	(61)	207	136	98	(45)

Net equity transactions	(13,577,339)	(12,727,010)	(142,177)	(780,215)	(670,396)	(900,611)	122,035	(107,561)

Net change in contract owners’ equity	(11,638,396)	(7,307,101)	13,684	(708,244)	(165,281)	(694,942)	154,434	(32,436)

Contract owners’ equity at beginning of period	87,093,349	94,400,450	2,804,886	3,513,130	9,982,751	10,677,693	498,931	531,367

Contract owners’ equity at end of period	$75,454,953	87,093,349	2,818,570	2,804,886	9,817,470	9,982,751	653,365	498,931

CHANGE IN UNITS:
Beginning units	6,829,603	7,874,144	163,138	209,921	687,781	749,788	39,025	47,285
Units purchased	469,125	599,184	6,281	3,739	50,293	56,587	15,524	6,562
Units redeemed	(1,528,614)	(1,643,725)	(14,417)	(50,522)	(94,686)	(118,594)	(6,425)	(14,822)

Ending units	5,770,114	6,829,603	155,002	163,138	643,388	687,781	48,124	39,025

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	FAMP		FB2		FC2		FDSCS2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$731,156	687,720	2,450,035	3,717,004	(7,427,400)	(5,227,642)	(5,441)	3,214
Realized gain (loss) on investments	77,520	(203,358)	41,209,389	29,754,327	8,946,528	6,546,552	129,670	18,644
Change in unrealized gain (loss) on investments	4,408,501	3,737,862	49,942,112	82,821,833	2,636,545	42,909,364	395,263	254,937
Reinvested capital gains	3,025,784	429,601	62,355,058	38,587,430	98,062,947	55,733,378	275,525	17,243

Net increase (decrease) in contract owners’ equity resulting from operations	8,242,961	4,651,825	155,956,594	154,880,594	102,218,620	99,961,652	795,017	294,038

Equity transactions:

Purchase payments received from contract owners (note 4)	334,963	534,641	90,832,581	91,130,319	114,078,943	104,083,424	1,617,570	1,896,424
Transfers between subaccount, net	(810,774)	(786,708)	(21,505,047)	(2,672,298)	(16,462,651)	16,867,651	(271,872)	2,772
Redemptions (notes 2, 3, and 4)	(6,762,553)	(8,123,591)	(174,287,180)	(170,261,460)	(40,473,842)	(24,571,440)	(119,968)	(31,659)
Adjustments to maintain reserves	(10,379)	2,469	(11,508)	(2,751)	22,259	(10,663)	6	(6)

Net equity transactions	(7,248,743)	(8,373,189)	(104,971,154)	(81,806,190)	57,164,709	96,368,972	1,225,736	1,867,531

Net change in contract owners’ equity	994,218	(3,721,364)	50,985,440	73,074,404	159,383,329	196,330,624	2,020,753	2,161,569

Contract owners’ equity at beginning of period	65,036,818	68,758,182	1,203,756,598	1,130,682,194	488,590,351	292,259,727	3,349,033	1,187,464

Contract owners’ equity at end of period	$66,031,036	65,036,818	1,254,742,038	1,203,756,598	647,973,680	488,590,351	5,369,786	3,349,033

CHANGE IN UNITS:
Beginning units	990,405	1,122,472	56,542,962	60,562,401	5,970,023	4,717,041	246,970	101,150
Units purchased	3,656	12,698	6,779,513	7,934,671	1,808,102	2,288,880	142,193	155,575
Units redeemed	(108,784)	(144,765)	(11,395,063)	(11,954,110)	(1,191,930)	(1,035,898)	(47,867)	(9,755)

Ending units	885,277	990,405	51,927,412	56,542,962	6,586,195	5,970,023	341,296	246,970

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	FEI2		FEIP		FEMS2		FF10S
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$762,827	441,124	1,078,707	959,053	(735,549)	(66,820)	49,694	59,197
Realized gain (loss) on investments	14,864,278	11,637,421	7,890,167	5,139,687	16,483,803	(2,614,142)	(19,722)	(29,853)
Change in unrealized gain (loss) on investments	22,667,927	11,656,238	17,789,107	12,425,389	3,169,989	6,657,069	169,628	88,143
Reinvested capital gains	21,990,453	21,472,224	13,781,046	14,321,989	5,198	—	35,985	2,344

Net increase (decrease) in contract owners’ equity resulting from operations	60,285,485	45,207,007	40,539,027	32,846,118	18,923,441	3,976,107	235,585	119,831

Equity transactions:

Purchase payments received from contract owners (note 4)	25,671,845	25,989,430	1,314,094	1,707,761	4,845,536	5,658,067	2,472	6,916
Transfers between subaccount, net	(5,190,886)	(14,304,123)	(5,475,026)	(3,479,868)	(72,992,112)	(384,295)	(130,232)	6,984
Redemptions (notes 2, 3, and 4)	(41,225,282)	(43,051,760)	(25,085,753)	(29,465,152)	(3,805,953)	(3,655,541)	(164,881)	(470,471)
Adjustments to maintain reserves	(12,954)	(940)	(30,422)	12,305	3,105	(2,761)	100	(44)

Net equity transactions	(20,757,277)	(31,367,393)	(29,277,107)	(31,224,954)	(71,949,424)	1,615,470	(292,541)	(456,615)

Net change in contract owners’ equity	39,528,208	13,839,614	11,261,920	1,621,164	(53,025,983)	5,591,577	(56,956)	(336,784)

Contract owners’ equity at beginning of period	359,157,791	345,318,177	247,801,098	246,179,934	53,827,677	48,236,100	2,828,407	3,165,191

Contract owners’ equity at end of period	$398,685,999	359,157,791	259,063,018	247,801,098	801,694	53,827,677	2,771,451	2,828,407

CHANGE IN UNITS:
Beginning units	8,051,246	8,707,711	1,821,215	2,058,969	4,493,050	4,356,777	145,616	169,736
Units purchased	1,216,335	913,838	15,762	21,534	1,212,288	1,028,811	9,212	4,791
Units redeemed	(1,590,216)	(1,570,303)	(210,982)	(259,288)	(5,659,939)	(892,538)	(24,113)	(28,911)

Ending units	7,677,365	8,051,246	1,625,995	1,821,215	45,399	4,493,050	130,715	145,616

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	FF10S2		FF20S		FF20S2		FF30S
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$2,819,235	3,753,612	70,221	82,238	2,614,555	3,019,281	117,991	118,764
Realized gain (loss) on investments	(3,126,689)	(1,519,026)	84,359	22,846	49,180	3,716,570	483,729	343,306
Change in unrealized gain (loss) on investments	13,705,133	5,237,788	188,557	82,167	11,200,905	1,687,187	606,231	706,727
Reinvested capital gains	2,470,141	166,371	294,606	171,204	14,366,458	8,248,412	641,763	30,873

Net increase (decrease) in contract owners’ equity resulting from operations	15,867,820	7,638,745	637,743	358,455	28,231,098	16,671,450	1,849,714	1,199,670

Equity transactions:

Purchase payments received from contract owners (note 4)	2,129,861	1,364,188	27,001	143,368	2,158,359	711,647	393,010	408,241
Transfers between subaccount, net	5,578,409	4,198,501	678,431	147,973	(4,114,708)	(4,309,331)	(252,533)	747,715
Redemptions (notes 2, 3, and 4)	(34,328,157)	(31,806,852)	(1,732,619)	(859,994)	(32,642,339)	(41,599,998)	(3,072,524)	(3,087,232)
Adjustments to maintain reserves	(30,589)	12,923	1,847	(453)	(73,766)	23,294	165	(71)

Net equity transactions	(26,650,476)	(26,231,240)	(1,025,340)	(569,106)	(34,672,454)	(45,174,388)	(2,931,882)	(1,931,347)

Net change in contract owners’ equity	(10,782,656)	(18,592,495)	(387,597)	(210,651)	(6,441,356)	(28,502,938)	(1,082,168)	(731,677)

Contract owners’ equity at beginning of period	194,237,328	212,829,823	5,797,353	6,008,004	264,356,082	292,859,020	14,262,501	14,994,178

Contract owners’ equity at end of period	$183,454,672	194,237,328	5,409,756	5,797,353	257,914,726	264,356,082	13,180,333	14,262,501

CHANGE IN UNITS:
Beginning units	9,545,806	10,844,739	262,258	289,152	11,044,872	12,950,081	568,111	644,303
Units purchased	820,331	795,274	44,019	16,565	257,099	182,339	26,177	52,311
Units redeemed	(2,069,587)	(2,094,207)	(87,527)	(43,459)	(1,636,953)	(2,087,548)	(132,577)	(128,503)

Ending units	8,296,550	9,545,806	218,750	262,258	9,665,018	11,044,872	461,711	568,111

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	FF30S2		FG2		FGI2		FGP
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$514,573	322,488	(13,617,330)	(13,153,752)	(72,791)	(1,015,383)	(5,927,877)	(7,524,494)
Realized gain (loss) on investments	1,592,462	3,927,519	33,279,633	43,394,232	58,153,986	45,390,794	32,885,372	35,934,396
Change in unrealized gain (loss) on investments	4,518,012	1,831,390	(30,208,928)	(23,867,537)	27,868,127	62,429,777	(28,415,211)	(12,257,487)
Reinvested capital gains	3,542,818	169,395	135,465,672	210,492,410	94,299,051	62,056,216	72,933,226	122,696,694

Net increase (decrease) in contract owners’ equity resulting from operations	10,167,865	6,250,792	124,919,047	216,865,353	180,248,373	168,861,404	71,475,510	138,849,109

Equity transactions:

Purchase payments received from contract owners (note 4)	336,901	143,514	97,139,318	107,464,432	96,313,105	88,825,144	3,572,410	4,160,418
Transfers between subaccount, net	3,160,141	(4,067,903)	(34,431,131)	(53,994,625)	(39,644,601)	(69,497,980)	(9,014,704)	(1,875,039)
Redemptions (notes 2, 3, and 4)	(7,518,738)	(9,119,087)	(94,586,259)	(87,910,030)	(134,204,688)	(124,572,395)	(57,932,677)	(59,519,608)
Adjustments to maintain reserves	(9,311)	1,590	102,161	(88,209)	16,329	(23,681)	35,141	(36,372)

Net equity transactions	(4,031,007)	(13,041,886)	(31,775,911)	(34,528,432)	(77,519,855)	(105,268,912)	(63,339,830)	(57,270,601)

Net change in contract owners’ equity	6,136,858	(6,791,094)	93,143,136	182,336,921	102,728,518	63,592,492	8,135,680	81,578,508

Contract owners’ equity at beginning of period	77,217,859	84,008,953	965,398,188	783,061,267	936,874,288	873,281,796	581,531,585	499,953,077

Contract owners’ equity at end of period	$83,354,717	77,217,859	1,058,541,324	965,398,188	1,039,602,806	936,874,288	589,667,265	581,531,585

CHANGE IN UNITS:
Beginning units	2,784,280	3,258,505	10,630,690	11,018,754	36,456,991	40,898,930	1,724,447	1,897,898
Units purchased	231,599	67,189	1,907,537	2,284,595	5,848,039	4,701,352	18,248	30,170
Units redeemed	(368,904)	(541,414)	(2,197,865)	(2,672,659)	(8,480,363)	(9,143,291)	(195,476)	(203,621)

Ending units	2,646,975	2,784,280	10,340,362	10,630,690	33,824,667	36,456,991	1,547,219	1,724,447

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	FHIP		FIGBP2		FIGBS		FMC2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$1,197,994	1,070,198	25,906,329	22,907,083	214,004	221,438	(2,063,108)	(2,132,700)
Realized gain (loss) on investments	(407,137)	(410,035)	(21,330,799)	(13,745,535)	(42,155)	(51,866)	4,821,947	4,001,670
Change in unrealized gain (loss) on investments	1,206,741	1,067,002	58,236,111	(6,055,621)	407,268	(116,788)	(6,749,212)	879,999
Reinvested capital gains	—	—	—	—	—	—	18,958,029	22,835,457

Net increase (decrease) in contract owners’ equity resulting from operations	1,997,598	1,727,165	62,811,641	3,105,927	579,117	52,784	14,967,656	25,584,426

Equity transactions:

Purchase payments received from contract owners (note 4)	306,851	142,136	111,191,023	102,944,999	158,789	313,284	1,301,586	1,779,731
Transfers between subaccount, net	192,114	(337,367)	83,204,442	87,945,198	282,002	625,835	(2,053,427)	(8,820,091)
Redemptions (notes 2, 3, and 4)	(2,251,555)	(2,494,905)	(171,416,486)	(158,615,236)	(1,511,159)	(1,903,702)	(22,345,402)	(25,712,649)
Adjustments to maintain reserves	(5,697)	(25)	(19,313)	7,235	12,343	(9,061)	6,050	(8,432)

Net equity transactions	(1,758,287)	(2,690,161)	22,959,666	32,282,196	(1,058,025)	(973,644)	(23,091,193)	(32,761,441)

Net change in contract owners’ equity	239,311	(962,996)	85,771,307	35,388,123	(478,908)	(920,860)	(8,123,537)	(7,177,015)

Contract owners’ equity at beginning of period	23,487,640	24,450,636	1,141,536,072	1,106,147,949	10,557,824	11,478,684	170,337,803	177,514,818

Contract owners’ equity at end of period	$23,726,951	23,487,640	1,227,307,379	1,141,536,072	10,078,916	10,557,824	162,214,266	170,337,803

CHANGE IN UNITS:
Beginning units	538,353	603,142	76,285,360	74,083,908	699,954	763,441	2,338,480	2,806,448
Units purchased	35,276	12,763	18,042,600	15,996,976	68,722	99,341	128,417	130,340
Units redeemed	(72,637)	(77,552)	(16,680,048)	(13,795,524)	(138,021)	(162,828)	(442,444)	(598,308)

Ending units	500,992	538,353	77,647,912	76,285,360	630,655	699,954	2,024,453	2,338,480

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	FMCS		FNRS2		FO2		FOP
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(149,441)	(139,891)	411,892	536,316	(45,812)	(45,399)	102,860	113,928
Realized gain (loss) on investments	12	286,219	3,205,070	5,272,477	4,812,797	4,252,468	1,652,819	1,476,847
Change in unrealized gain (loss) on investments	(125,269)	107,694	3,952,157	(3,538,943)	4,149,907	(6,194,327)	1,759,146	(1,755,964)
Reinvested capital gains	1,780,326	2,072,575	—	—	11,116,623	5,278,467	3,726,677	1,898,806

Net increase (decrease) in contract owners’ equity resulting from operations	1,505,628	2,326,597	7,569,119	2,269,850	20,033,515	3,291,209	7,241,502	1,733,617

Equity transactions:

Purchase payments received from contract owners (note 4)	77,252	69,239	6,239,415	6,746,628	11,287,347	11,035,888	388,296	219,816
Transfers between subaccount, net	(548,706)	361,859	(3,552,798)	(7,424,441)	(992,512)	(1,732,231)	(131,837)	(383,993)
Redemptions (notes 2, 3, and 4)	(1,028,907)	(2,105,685)	(10,165,395)	(10,805,196)	(13,225,150)	(13,614,131)	(4,895,618)	(4,886,416)
Adjustments to maintain reserves	(6,343)	5,623	(2,085)	342	(6,642)	16,919	1,382	1,661

Net equity transactions	(1,506,704)	(1,668,964)	(7,480,863)	(11,482,667)	(2,936,957)	(4,293,555)	(4,637,777)	(5,048,932)

Net change in contract owners’ equity	(1,076)	657,633	88,256	(9,212,817)	17,096,558	(1,002,346)	2,603,725	(3,315,315)

Contract owners’ equity at beginning of period	16,176,666	15,519,033	87,216,852	96,429,669	109,056,703	110,059,049	39,853,406	43,168,721

Contract owners’ equity at end of period	$16,175,590	16,176,666	87,305,108	87,216,852	126,153,261	109,056,703	42,457,131	39,853,406

CHANGE IN UNITS:
Beginning units	466,540	518,827	3,981,311	4,529,264	3,361,145	3,499,170	836,047	937,577
Units purchased	9,540	48,077	816,624	984,232	881,153	642,042	29,047	10,022
Units redeemed	(52,905)	(100,364)	(1,176,266)	(1,532,185)	(932,762)	(780,067)	(112,906)	(111,552)

Ending units	423,175	466,540	3,621,669	3,981,311	3,309,536	3,361,145	752,188	836,047

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	FRESS2		FV2		FVFRHI		FVICA2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$65,564	561,846	29,843	21,043	3,331,350	3,262,485	217	(3,853)
Realized gain (loss) on investments	4,288	(1,445,623)	4,292	13,998	(94,212)	84,666	146,737	19,387
Change in unrealized gain (loss) on investments	121,053	1,253,640	102,259	(175,247)	(1,123,848)	(841,458)	820,655	97,507
Reinvested capital gains	5,763	—	425,840	349,231	—	—	31,139	—

Net increase (decrease) in contract owners’ equity resulting from operations	196,668	369,863	562,234	209,025	2,113,290	2,505,693	998,748	113,041

Equity transactions:

Purchase payments received from contract owners (note 4)	45,698	103,532	1,735,908	2,495,738	10,737,141	15,420,380	3,001,976	3,101,360
Transfers between subaccount, net	(709,053)	1,079,934	190,017	89,983	560,639	26,287,763	(138,645)	130,516
Redemptions (notes 2, 3, and 4)	(1,386,377)	(1,396,275)	(120,700)	(34,708)	(21,653,500)	(2,682,744)	(182,973)	(57,179)
Adjustments to maintain reserves	472	(205)	5	(6)	85	(118)	8	(8)

Net equity transactions	(2,049,260)	(213,014)	1,805,230	2,551,007	(10,355,635)	39,025,281	2,680,366	3,174,689

Net change in contract owners’ equity	(1,852,592)	156,849	2,367,464	2,760,032	(8,242,345)	41,530,974	3,679,114	3,287,730

Contract owners’ equity at beginning of period	14,565,214	14,408,365	4,115,628	1,355,596	59,014,540	17,483,566	5,387,941	2,100,211

Contract owners’ equity at end of period	$12,712,622	14,565,214	6,483,092	4,115,628	50,772,195	59,014,540	9,067,055	5,387,941

CHANGE IN UNITS:
Beginning units	1,019,153	1,055,185	321,979	116,730	5,158,964	1,637,152	453,871	189,203
Units purchased	144,164	698,062	156,385	213,206	2,271,564	4,783,425	256,622	274,486
Units redeemed	(288,743)	(734,094)	(17,055)	(7,957)	(3,158,664)	(1,261,613)	(59,314)	(9,818)

Ending units	874,574	1,019,153	461,309	321,979	4,271,864	5,158,964	651,179	453,871

.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	FVSIS2		FVSS		FVSS2		FTVDM2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$378,414	243,658	(20,852)	(20,952)	(208,314)	(172,392)	(39,872)	128,630
Realized gain (loss) on investments	17,715	8,458	(92,057)	35,603	(523,459)	1,024,417	1,303,983	(175,265)
Change in unrealized gain (loss) on investments	440,143	(17,369)	193,236	(366,812)	1,254,876	(3,814,856)	555,852	345,174
Reinvested capital gains	—	—	194,442	752,100	1,627,614	5,292,537	92,996	39,573

Net increase (decrease) in contract owners’ equity resulting from operations	836,272	234,747	274,769	399,939	2,150,717	2,329,706	1,912,959	338,112

Equity transactions:

Purchase payments received from contract owners (note 4)	4,126,910	5,591,660	38,622	52,237	8,132,143	8,428,018	52,898	20,216
Transfers between subaccount, net	1,346,069	418,877	(232,429)	27,395	13,648,305	5,807,008	(6,326,862)	(164,948)
Redemptions (notes 2, 3, and 4)	(323,091)	(90,984)	(931,002)	(523,067)	(2,413,461)	(1,925,311)	(554,437)	(731,954)
Adjustments to maintain reserves	3	(6)	157	(69)	(4,477)	2,189	546	(220)

Net equity transactions	5,149,891	5,919,547	(1,124,652)	(443,504)	19,362,510	12,311,904	(6,827,855)	(876,906)

Net change in contract owners’ equity	5,986,163	6,154,294	(849,883)	(43,565)	21,513,227	14,641,610	(4,914,896)	(538,794)

Contract owners’ equity at beginning of period	8,873,272	2,718,978	5,263,097	5,306,662	39,467,266	24,825,656	4,914,896	5,453,690

Contract owners’ equity at end of period	$14,859,435	8,873,272	4,413,214	5,263,097	60,980,493	39,467,266	—	4,914,896

CHANGE IN UNITS:
Beginning units	805,346	258,639	107,329	116,673	640,157	427,699	412,268	485,148
Units purchased	509,567	563,113	3,793	10,906	501,646	386,315	57,232	53,515
Units redeemed	(61,483)	(16,406)	(26,535)	(20,250)	(215,278)	(173,857)	(469,500)	(126,395)

Ending units	1,253,430	805,346	84,587	107,329	926,525	640,157	—	412,268

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	FTVFA2		FTVGI2		FTVIS2		FTVMD2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$162,253	235,514	(640,879)	(727,336)	5,938,993	6,629,891	8,019	7,807
Realized gain (loss) on investments	(1,809,023)	(3,668,386)	(2,010,290)	(3,012,651)	(1,493,975)	(2,222,063)	5,910	5,606
Change in unrealized gain (loss) on investments	4,905,063	7,657,394	7,938,363	(2,418,219)	11,089,163	4,769,210	46,426	(30,952)
Reinvested capital gains	2,167,403	—	—	—	1,793,595	774,283	59,029	45,321

Net increase (decrease) in contract owners’ equity resulting from operations	5,425,696	4,224,522	5,287,194	(6,158,206)	17,327,776	9,951,321	119,384	27,782

Equity transactions:

Purchase payments received from contract owners (note 4)	150,192	419,170	133,629	358,428	1,296,246	1,132,715	—	35
Transfers between subaccount, net	(1,072,625)	(1,215,478)	(492,265)	361,381	(923,095)	(2,246,978)	(77,802)	(32,307)
Redemptions (notes 2, 3, and 4)	(6,556,313)	(8,473,136)	(5,439,038)	(6,445,417)	(22,326,274)	(22,400,156)	(97,163)	(50,226)
Adjustments to maintain reserves	(8,273)	2,769	(38,159)	13,372	(44,737)	11,452	25	(12)

Net equity transactions	(7,487,019)	(9,266,675)	(5,835,833)	(5,712,236)	(21,997,860)	(23,502,967)	(174,940)	(82,510)

Net change in contract owners’ equity	(2,061,323)	(5,042,153)	(548,639)	(11,870,442)	(4,670,084)	(13,551,646)	(55,556)	(54,728)

Contract owners’ equity at beginning of period	54,485,198	59,527,351	39,807,005	51,677,447	173,896,876	187,448,522	587,314	642,042

Contract owners’ equity at end of period	$52,423,875	54,485,198	39,258,366	39,807,005	169,226,792	173,896,876	531,758	587,314

CHANGE IN UNITS:
Beginning units	3,055,099	3,590,638	5,850,493	6,628,021	8,071,689	9,191,274	28,759	32,730
Units purchased	38,716	68,953	295,672	540,857	288,058	278,991	1,974	3,383
Units redeemed	(437,243)	(604,492)	(1,073,736)	(1,318,385)	(1,278,861)	(1,398,576)	(9,501)	(7,354)

Ending units	2,656,572	3,055,099	5,072,429	5,850,493	7,080,886	8,071,689	21,232	28,759

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	FTVRD2		FTVSI2		FTVSV2		TIF2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(175)	(107)	8,797	15,605	(187,890)	(305,241)	141,963	173,186
Realized gain (loss) on investments	(807)	(945)	3,284	(33,066)	1,414,473	482,463	341,673	311,985
Change in unrealized gain (loss) on investments	726	1,364	3,213	30,333	(2,603,167)	3,781,107	2,571,900	(851,563)
Reinvested capital gains	629	462	2	—	4,265,929	1,271,474	1,115,804	—

Net increase (decrease) in contract owners’ equity resulting from operations	373	774	15,296	12,872	2,889,345	5,229,803	4,171,340	(366,392)

Equity transactions:

Purchase payments received from contract owners (note 4)	8,857	9	(1,835)	—	150,752	297,772	150,341	172,126
Transfers between subaccount, net	—	—	5,878	(154,267)	(1,762,033)	(975,356)	(662,770)	(567,168)
Redemptions (notes 2, 3, and 4)	(3,584)	(3,458)	(40,680)	(96,806)	(6,019,355)	(7,593,788)	(2,239,986)	(2,284,913)
Adjustments to maintain reserves	(6,440)	2,867	20	(7)	1,340	(1,323)	(1,161)	2,156

Net equity transactions	(1,167)	(582)	(36,617)	(251,080)	(7,629,296)	(8,272,695)	(2,753,576)	(2,677,799)

Net change in contract owners’ equity	(794)	192	(21,321)	(238,208)	(4,739,951)	(3,042,892)	1,417,764	(3,044,191)

Contract owners’ equity at beginning of period	14,184	13,992	200,071	438,279	54,064,315	57,107,207	16,031,065	19,075,256

Contract owners’ equity at end of period	$13,390	14,184	178,750	200,071	49,324,364	54,064,315	17,448,829	16,031,065

CHANGE IN UNITS:
Beginning units	—	—	17,028	38,883	899,818	1,045,859	679,726	788,105
Units purchased	—	—	815	2,770	32,235	66,733	50,546	31,793
Units redeemed	—	—	(3,641)	(24,625)	(158,440)	(212,774)	(146,958)	(140,172)

Ending units	—	—	14,202	17,028	773,613	899,818	583,314	679,726

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	GVGMNS		GVSSCS		RVARS		ACEG2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$117,682	91,254	256	2,055	41,720	336,929	(5,067)	(6,785)
Realized gain (loss) on investments	132,744	158,333	30,401	16,632	(189,427)	(231,759)	39,540	(9,471)
Change in unrealized gain (loss) on investments	(451,246)	505,361	17,931	32,651	94,950	(563,525)	(40,850)	106,968
Reinvested capital gains	649,330	—	59,058	52,447	—	—	24,656	—

Net increase (decrease) in contract owners’ equity resulting from operations	448,510	754,948	107,646	103,785	(52,757)	(458,355)	18,279	90,712

Equity transactions:

Purchase payments received from contract owners (note 4)	35,943	6,955	—	1,817	27,801	290,958	485	136
Transfers between subaccount, net	(322,754)	(315,539)	19,467	39,321	(502,338)	(2,320,214)	(116,364)	(41,163)
Redemptions (notes 2, 3, and 4)	(1,106,713)	(1,991,034)	(89,051)	(20,641)	(925,993)	(2,945,759)	(11,862)	(10,838)
Adjustments to maintain reserves	(3,103)	787	27	(15)	(10,427)	4,167	(319)	117

Net equity transactions	(1,396,627)	(2,298,831)	(69,557)	20,482	(1,410,957)	(4,970,848)	(128,060)	(51,748)

Net change in contract owners’ equity	(948,117)	(1,543,883)	38,089	124,267	(1,463,714)	(5,429,203)	(109,781)	38,964

Contract owners’ equity at beginning of period	6,561,782	8,105,665	663,826	539,559	8,564,995	13,994,198	348,980	310,016

Contract owners’ equity at end of period	$5,613,665	6,561,782	701,915	663,826	7,101,281	8,564,995	239,199	348,980

CHANGE IN UNITS:
Beginning units	437,480	595,035	22,904	21,979	843,239	1,299,329	8,387	9,795
Units purchased	9,986	28,172	2,797	5,214	46,706	111,198	623	1,044
Units redeemed	(100,754)	(185,727)	(4,634)	(4,289)	(185,763)	(567,288)	(3,704)	(2,452)

Ending units	346,712	437,480	21,067	22,904	704,182	843,239	5,306	8,387

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	AVHY2		IVBRA1		IVCPB2		IVCPBI
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$43,578	15,248	10,689	9,351	366,129	223,713	289,788	246,489
Realized gain (loss) on investments	1,195	264	(917)	(2,548)	18,457	3,029	(11,491)	(14,116)
Change in unrealized gain (loss) on investments	(7,805)	790	3,635	(818)	209,347	(118,554)	284,926	(49,996)
Reinvested capital gains	—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	36,968	16,302	13,407	5,985	593,933	108,188	563,223	182,377

Equity transactions:

Purchase payments received from contract owners (note 4)	178,079	370,595	—	—	2,325,708	4,613,320	102,901	189,736
Transfers between subaccount, net	34,457	21,784	—	(14,539)	561,945	324,798	18,492	160,929
Redemptions (notes 2, 3, and 4)	(8,917)	(2,503)	(4,363)	(4,613)	(378,120)	(125,255)	(1,094,900)	(1,188,986)
Adjustments to maintain reserves	6	(6)	6	(3)	1	—	(476)	3,069

Net equity transactions	203,625	389,870	(4,357)	(19,155)	2,509,534	4,812,863	(973,983)	(835,252)

Net change in contract owners’ equity	240,593	406,172	9,050	(13,170)	3,103,467	4,921,051	(410,760)	(652,875)

Contract owners’ equity at beginning of period	557,445	151,273	160,183	173,353	8,878,254	3,957,203	10,462,760	11,115,635

Contract owners’ equity at end of period	$798,038	557,445	169,233	160,183	11,981,721	8,878,254	10,052,000	10,462,760

CHANGE IN UNITS:
Beginning units	49,327	14,270	10,949	12,260	845,868	383,705	1,036,858	1,120,313
Units purchased	20,305	35,335	—	—	305,129	480,092	31,670	52,081
Units redeemed	(2,597)	(278)	(295)	(1,311)	(73,942)	(17,929)	(125,377)	(135,536)

Ending units	67,035	49,327	10,654	10,949	1,077,055	845,868	943,151	1,036,858

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	IVDDII		IVKEI1		IVMCC2		OVAG
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$45,369	45,237	128,684	160,726	(147,043)	(160,084)	(128,100)	(131,760)
Realized gain (loss) on investments	28,441	9,252	100,683	117,298	404,397	(250,941)	(89,931)	(175,089)
Change in unrealized gain (loss) on investments	291,798	105,784	727,122	212,743	(506,463)	1,610,999	(312,400)	2,269,581
Reinvested capital gains	619,982	196,511	917,470	697,082	895,775	252,355	808,530	—

Net increase (decrease) in contract owners’ equity resulting from operations	985,590	356,784	1,873,959	1,187,849	646,666	1,452,329	278,099	1,962,732

Equity transactions:

Purchase payments received from contract owners (note 4)	2,325,272	3,381,433	97,602	83,275	23,221	13,830	77,932	83,646
Transfers between subaccount, net	44,414	(71,058)	(669,294)	18,113,102	(216,012)	(156,745)	(29,326)	(299,586)
Redemptions (notes 2, 3, and 4)	(444,908)	(89,159)	(1,602,501)	(1,342,586)	(1,926,358)	(1,602,761)	(826,417)	(884,292)
Adjustments to maintain reserves	8	(6)	2,356	(2,135)	(7,366)	4,183	239	(126)

Net equity transactions	1,924,786	3,221,210	(2,171,837)	16,851,656	(2,126,515)	(1,741,493)	(777,572)	(1,100,358)

Net change in contract owners’ equity	2,910,376	3,577,994	(297,878)	18,039,505	(1,479,849)	(289,164)	(499,473)	862,374

Contract owners’ equity at beginning of period	5,727,714	2,149,720	18,039,505	—	10,188,542	10,477,706	10,105,490	9,243,116

Contract owners’ equity at end of period	$8,638,090	5,727,714	17,741,627	18,039,505	8,708,693	10,188,542	9,606,017	10,105,490

CHANGE IN UNITS:
Beginning units	481,810	202,387	1,688,709	—	445,315	525,632	446,663	500,852
Units purchased	200,153	298,909	11,359	1,833,579	20,508	26,473	33,533	32,511
Units redeemed	(46,735)	(19,486)	(208,194)	(144,870)	(110,315)	(106,790)	(69,693)	(86,700)

Ending units	635,228	481,810	1,491,874	1,688,709	355,508	445,315	410,503	446,663

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	OVAG2		OVGIS		OVGS		OVGSS
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(189,943)	(190,478)	(245)	(371)	(1,518,954)	(1,595,260)	(1,411,478)	(1,820,195)
Realized gain (loss) on investments	(1,082,472)	(155,054)	250	52	1,278,638	87,214	(2,610,662)	(2,730,894)
Change in unrealized gain (loss) on investments	351,729	2,980,707	742	(999)	(5,822,717)	10,979,832	(4,957,812)	13,992,406
Reinvested capital gains	1,358,137	—	670	1,371	20,897,971	6,724,230	20,707,679	6,930,190

Net increase (decrease) in contract owners’ equity resulting from operations	437,451	2,635,175	1,417	53	14,834,938	16,196,016	11,727,727	16,371,507

Equity transactions:

Purchase payments received from contract owners (note 4)	1,132,417	971,449	6,292	4,050	517,312	692,249	1,049,389	1,328,215
Transfers between subaccount, net	25,464	(14,840)	(482)	(945)	(3,425,693)	(1,866,456)	(113,663,099)	(8,961,594)
Redemptions (notes 2, 3, and 4)	(1,496,405)	(1,190,688)	(4,077)	(4,858)	(12,037,786)	(13,635,761)	(10,592,866)	(12,844,031)
Adjustments to maintain reserves	(11,696)	(1,583)	(3,606)	1,947	30,863	(18,944)	(65,592)	(6,885)

Net equity transactions	(350,220)	(235,662)	(1,873)	194	(14,915,304)	(14,828,912)	(123,272,168)	(20,484,295)

Net change in contract owners’ equity	87,231	2,399,513	(456)	247	(80,366)	1,367,104	(111,544,441)	(4,112,788)

Contract owners’ equity at beginning of period	14,466,047	12,066,534	17,814	17,567	116,168,089	114,800,985	114,459,026	118,571,814

Contract owners’ equity at end of period	$14,553,278	14,466,047	17,358	17,814	116,087,723	116,168,089	2,914,585	114,459,026

CHANGE IN UNITS:
Beginning units	909,429	927,893	138	165	948,489	1,074,479	1,922,688	2,243,218
Units purchased	205,229	154,277	6	19	8,124	9,463	67,703	172,405
Units redeemed	(228,363)	(172,741)	(25)	(46)	(124,002)	(135,453)	(1,883,616)	(492,935)

Ending units	886,295	909,429	119	138	832,611	948,489	106,775	1,922,688

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	OVIG		OVIGS		OVSB		OVSBS
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(1,382)	2,190	(7,308)	(9,650)	53,043	19,339	120,738	39,008
Realized gain (loss) on investments	(73,398)	(19,587)	39,566	(124,601)	29,412	11,119	49,946	35,796
Change in unrealized gain (loss) on investments	140,264	(88,386)	1,434	93,473	52,344	(9,819)	152,558	(33,348)
Reinvested capital gains	119,214	82,955	43,832	37,231	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	184,698	(22,828)	77,524	(3,547)	134,799	20,639	323,242	41,456

Equity transactions:

Purchase payments received from contract owners (note 4)	—	1,320	22,153	26,974	8,042	13,384	2,706	57,727
Transfers between subaccount, net	33,489	(133,942)	(22,730)	(294,113)	643,342	11,430	85,384	34,748
Redemptions (notes 2, 3, and 4)	(76,887)	(84,377)	(171,690)	(202,351)	(191,343)	(108,679)	(310,137)	(425,645)
Adjustments to maintain reserves	25	(11)	55	(22)	101	(47)	(350)	16

Net equity transactions	(43,373)	(217,010)	(172,212)	(469,512)	460,142	(83,912)	(222,397)	(333,154)

Net change in contract owners’ equity	141,325	(239,838)	(94,688)	(473,059)	594,941	(63,273)	100,845	(291,698)

Contract owners’ equity at beginning of period	1,172,421	1,412,259	553,877	1,026,936	1,107,719	1,170,992	2,988,260	3,279,958

Contract owners’ equity at end of period	$1,313,746	1,172,421	459,189	553,877	1,702,660	1,107,719	3,089,105	2,988,260

CHANGE IN UNITS:
Beginning units	74,816	88,285	46,958	84,490	106,626	114,811	302,509	336,487
Units purchased	7,265	5,374	7,941	10,136	69,226	6,687	25,019	29,223
Units redeemed	(9,667)	(18,843)	(20,777)	(47,668)	(28,930)	(14,872)	(45,219)	(63,201)

Ending units	72,414	74,816	34,122	46,958	146,922	106,626	282,309	302,509

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	OVSC		OVSCS		JABS		JACAS
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(39,716)	(64,122)	(1,720,635)	(1,962,132)	472,161	492,237	(1,144,964)	(1,748,518)
Realized gain (loss) on investments	189,263	152,350	5,002,033	2,586,209	1,146,673	(162,207)	29,472,068	7,259,463
Change in unrealized gain (loss) on investments	(281,450)	254,940	(8,445,502)	7,205,683	10,112,327	13,316,702	(26,847,740)	15,023,417
Reinvested capital gains	440,097	168,376	14,843,574	4,893,291	3,686,171	—	15,538,635	7,734,616

Net increase (decrease) in contract owners’ equity resulting from operations	308,194	511,544	9,679,470	12,723,051	15,417,332	13,646,732	17,017,999	28,268,978

Equity transactions:

Purchase payments received from contract owners (note 4)	17,628	14,469	15,465,149	12,997,309	16,802,499	21,399,683	850,747	2,091,367
Transfers between subaccount, net	(39,094)	153,019	(4,718,154)	6,298,644	(5,330,399)	(3,642,803)	(122,778,227)	(9,865,206)
Redemptions (notes 2, 3, and 4)	(480,444)	(814,336)	(14,357,218)	(14,072,731)	(10,514,085)	(7,025,334)	(13,668,095)	(19,109,843)
Adjustments to maintain reserves	(193)	(36)	(3,598)	759	597	(302)	(182,342)	(17,996)

Net equity transactions	(502,103)	(646,884)	(3,613,821)	5,223,981	958,612	10,731,244	(135,777,917)	(26,901,678)

Net change in contract owners’ equity	(193,909)	(135,340)	6,065,649	17,947,032	16,375,944	24,377,976	(118,759,918)	1,367,300

Contract owners’ equity at beginning of period	4,703,124	4,838,464	141,970,939	124,023,907	120,454,091	96,076,115	118,835,494	117,468,194

Contract owners’ equity at end of period	$4,509,215	4,703,124	148,036,588	141,970,939	136,830,035	120,454,091	75,576	118,835,494

CHANGE IN UNITS:
Beginning units	132,607	151,863	2,122,925	2,056,749	2,660,781	2,416,513	1,515,374	1,890,402
Units purchased	6,952	15,416	443,590	525,229	656,417	782,700	73,012	72,877
Units redeemed	(21,066)	(34,672)	(498,189)	(459,053)	(645,058)	(538,432)	(1,587,234)	(447,905)

Ending units	118,493	132,607	2,068,326	2,122,925	2,672,140	2,660,781	1,152	1,515,374

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	JAFBS		JAGSEI		JAGTS		JAIGS
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$4,487,779	3,761,329	(43,122)	(34,877)	(6,917,633)	(6,065,768)	(29,607)	(46,292)
Realized gain (loss) on investments	(2,012,022)	(1,310,814)	456,571	238,944	5,091,161	16,802,819	2,364,531	1,466,756
Change in unrealized gain (loss) on investments	5,372,434	(1,959,098)	200,811	(159,808)	58,547,536	92,810,331	5,902,567	(279,491)
Reinvested capital gains	—	—	125,519	16,966	45,053,295	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	7,848,191	491,417	739,779	61,225	101,774,359	103,547,382	8,237,491	1,140,973

Equity transactions:

Purchase payments received from contract owners (note 4)	17,280,475	19,781,339	683,645	497,659	70,294,128	68,027,200	6,072,467	3,102,475
Transfers between subaccount, net	7,702,654	4,799,646	(1,562,996)	1,940,111	(31,923,613)	(25,162,889)	434,970	(246,934)
Redemptions (notes 2, 3, and 4)	(13,623,471)	(13,817,113)	(381,047)	(175,064)	(43,381,745)	(39,071,994)	(3,419,669)	(3,156,740)
Adjustments to maintain reserves	(1,412)	(1,492)	38	(42)	(60,888)	65,536	1,053	(512)

Net equity transactions	11,358,246	10,762,380	(1,260,360)	2,262,664	(5,072,118)	3,857,853	3,088,821	(301,711)

Net change in contract owners’ equity	19,206,437	11,253,797	(520,581)	2,323,889	96,702,241	107,405,235	11,326,312	839,262

Contract owners’ equity at beginning of period	129,832,016	118,578,219	2,944,659	620,770	445,568,557	338,163,322	29,547,637	28,708,375

Contract owners’ equity at end of period	$149,038,453	129,832,016	2,424,078	2,944,659	542,270,798	445,568,557	40,873,949	29,547,637

CHANGE IN UNITS:
Beginning units	13,040,465	11,981,840	242,740	55,945	9,056,711	8,541,442	1,115,088	1,102,561
Units purchased	3,305,846	3,342,901	328,300	407,786	2,554,338	3,287,930	400,084	172,279
Units redeemed	(2,236,037)	(2,284,276)	(398,572)	(220,991)	(2,500,789)	(2,772,661)	(220,566)	(159,752)

Ending units	14,110,274	13,040,465	172,468	242,740	9,110,260	9,056,711	1,294,606	1,115,088

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	JAMGS		JAWGS		LZREMS		SBVSG2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(227,319)	(10,435)	(98,226)	(7,272)	32,408	32,711	(65,187)	(4,992)
Realized gain (loss) on investments	(51,969)	6,786	134,000	11,624	81,600	33,097	(413,973)	2,641
Change in unrealized gain (loss) on investments	41,292	204,934	930,245	46,393	453,510	20,959	(151,613)	(33,560)
Reinvested capital gains	1,628,610	122,828	917,452	436	—	—	505,654	46,285

Net increase (decrease) in contract owners’ equity resulting from operations	1,390,614	324,113	1,883,471	51,181	567,518	86,767	(125,119)	10,374

Equity transactions:

Purchase payments received from contract owners (note 4)	10,899,965	3,656,907	7,086,883	1,289,956	2,689	5,780	2,677,665	1,260,427
Transfers between subaccount, net	9,438,472	2,414,745	5,688,585	2,449,821	497,232	(284,855)	5,911,138	150,295
Redemptions (notes 2, 3, and 4)	(1,416,824)	(258,332)	(887,457)	(26,985)	(85,021)	(43,894)	(326,806)	(6,689)
Adjustments to maintain reserves	55	(49)	(5)	(20)	93	(36)	(8)	(7)

Net equity transactions	18,921,668	5,813,271	11,888,006	3,712,772	414,993	(323,005)	8,261,989	1,404,026

Net change in contract owners’ equity	20,312,282	6,137,384	13,771,477	3,763,953	982,511	(236,238)	8,136,870	1,414,400

Contract owners’ equity at beginning of period	8,481,345	2,343,961	3,763,953	—	1,215,545	1,451,783	1,414,400	—

Contract owners’ equity at end of period	$28,793,627	8,481,345	17,535,430	3,763,953	2,198,056	1,215,545	9,551,270	1,414,400

CHANGE IN UNITS:
Beginning units	225,242	66,587	337,282	—	101,555	129,132	130,652	—
Units purchased	593,389	178,432	1,241,825	362,681	50,719	5,854	1,091,052	137,649
Units redeemed	(84,147)	(19,777)	(258,017)	(25,399)	(19,148)	(33,431)	(400,858)	(6,997)

Ending units	734,484	225,242	1,321,090	337,282	133,126	101,555	820,846	130,652

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	LACB2		LACCA2		LACDV2		LACDVS
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$92,732	113,817	(162)	(103)	(124,704)	1,566	(27,892)	(3,746)
Realized gain (loss) on investments	200,264	149,131	756	22,656	1,704,321	(1,188,365)	382,165	11,121
Change in unrealized gain (loss) on investments	1,164,741	1,279,319	(3,779)	3,476	(575,221)	1,831,218	(127,830)	127,830
Reinvested capital gains	—	—	5,449	860	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	1,457,737	1,542,267	2,264	26,889	1,004,396	644,419	226,443	135,205

Equity transactions:

Purchase payments received from contract owners (note 4)	83,477	115,565	—	6,464	25,678	42,348	1,210	—
Transfers between subaccount, net	(402,729)	19,215,724	—	—	(11,200,545)	11,505,392	(2,063,863)	2,621,628
Redemptions (notes 2, 3, and 4)	(1,645,574)	(1,361,044)	(23,246)	(670)	(862,616)	(1,158,981)	(625,455)	(295,158)
Adjustments to maintain reserves	(60,905)	59,977	21,150	(21,083)	(812)	721	190	(200)

Net equity transactions	(2,025,731)	18,030,222	(2,096)	(15,289)	(12,038,295)	10,389,480	(2,687,918)	2,326,270

Net change in contract owners’ equity	(567,994)	19,572,489	168	11,600	(11,033,899)	11,033,899	(2,461,475)	2,461,475

Contract owners’ equity at beginning of period	19,572,489	—	11,600	—	11,033,899	—	2,461,475	—

Contract owners’ equity at end of period	$19,004,495	19,572,489	11,768	11,600	—	11,033,899	—	2,461,475

CHANGE IN UNITS:
Beginning units	1,806,051	—	—	—	1,044,590	—	233,420	—
Units purchased	22,341	1,948,716	—	—	9,005	1,180,685	3,534	262,452
Units redeemed	(207,376)	(142,665)	—	—	(1,053,595)	(136,095)	(236,954)	(29,032)

Ending units	1,621,016	1,806,051	—	—	—	1,044,590	—	233,420

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	LACI2		LACIP2		LACIPS		LACMV2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$43	16	134,442	73,350	(1,911,450)	4,388,152	50,382	89,963
Realized gain (loss) on investments	537	1,888	34,354	2,114,429	11,202,264	(30,115,142)	51,726	118,821
Change in unrealized gain (loss) on investments	352	(73)	(38,245)	(2,100,201)	183,545	30,762,971	(136,055)	172,842
Reinvested capital gains	—	—	—	—	—	—	562,330	133,306

Net increase (decrease) in contract owners’ equity resulting from operations	932	1,831	130,551	87,578	9,474,359	5,035,981	528,383	514,932

Equity transactions:

Purchase payments received from contract owners (note 4)	—	4,427	102	2,950	509,508	886,888	25,742	40,617
Transfers between subaccount, net	—	—	(106,294)	2,455,572	(171,552,933)	202,112,876	(400,015)	7,326,439
Redemptions (notes 2, 3, and 4)	(4,531)	(198)	(517,309)	(238,348)	(22,822,875)	(18,333,112)	(446,000)	(672,138)
Adjustments to maintain reserves	3,626	(3,639)	9,360	(10,219)	34,500	127,575	8,533	(8,659)

Net equity transactions	(905)	590	(614,141)	2,209,955	(193,831,800)	184,794,227	(811,740)	6,686,259

Net change in contract owners’ equity	27	2,421	(483,590)	2,297,533	(184,357,441)	189,830,208	(283,357)	7,201,191

Contract owners’ equity at beginning of period	2,421	—	2,297,533	—	189,830,208	—	7,201,191	—

Contract owners’ equity at end of period	$2,448	2,421	1,813,943	2,297,533	5,472,767	189,830,208	6,917,834	7,201,191

CHANGE IN UNITS:
Beginning units	—	—	222,835	—	18,545,951	—	676,955	—
Units purchased	—	—	10,168	255,778	1,782,594	21,339,437	8,820	841,830
Units redeemed	—	—	(67,258)	(32,943)	(19,822,641)	(2,793,486)	(82,634)	(164,875)

Ending units	—	—	165,745	222,835	505,904	18,545,951	603,141	676,955

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	LACMVS		LACVS		LDVS		LJPCBS
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(1,799,454)	1,356,174	1,920	255,026	9,047	10,954	1,881,093	2,440,436
Realized gain (loss) on investments	4,903,915	(5,172,022)	349,727	128,762	(20,875)	(8,225)	78,513	9,267
Change in unrealized gain (loss) on investments	(3,658,963)	10,012,962	890,779	644,099	28,746	23,676	2,529,656	(2,122,067)
Reinvested capital gains	7,752,003	2,672,609	1,632,680	199,814	96,027	37,474	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	7,197,501	8,869,723	2,875,106	1,227,701	112,945	63,879	4,489,262	327,636

Equity transactions:

Purchase payments received from contract owners (note 4)	671,938	975,350	58,713	30,463	38,542	145	168,927	188,652
Transfers between subaccount, net	(136,152,929)	147,414,124	(1,336,987)	21,720,586	(11,093)	(19,000)	3,868,678	1,338,014
Redemptions (notes 2, 3, and 4)	(15,686,541)	(11,800,214)	(2,254,518)	(1,221,123)	(122,331)	(62,856)	(5,075,866)	(4,805,977)
Adjustments to maintain reserves	(146,682)	93,499	18,367	(18,860)	(11)	(6)	180	(130)

Net equity transactions	(151,314,214)	136,682,759	(3,514,425)	20,511,066	(94,893)	(81,717)	(1,038,081)	(3,279,441)

Net change in contract owners’ equity	(144,116,713)	145,552,482	(639,319)	21,738,767	18,052	(17,838)	3,451,181	(2,951,805)

Contract owners’ equity at beginning of period	145,552,482	—	21,738,767	—	949,958	967,796	74,479,418	77,431,223

Contract owners’ equity at end of period	$1,435,769	145,552,482	21,099,448	21,738,767	968,010	949,958	77,930,599	74,479,418

CHANGE IN UNITS:
Beginning units	13,767,064	—	2,061,185	—	83,350	90,319	7,342,727	7,667,307
Units purchased	641,827	15,744,606	114,976	2,277,043	5,807	2,939	830,594	966,194
Units redeemed	(14,283,350)	(1,977,542)	(425,584)	(215,858)	(13,698)	(9,908)	(930,776)	(1,290,774)

Ending units	125,541	13,767,064	1,750,577	2,061,185	75,459	83,350	7,242,545	7,342,727

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	LJPMVS		LOVSDC		LOVTRC		M2IGSS
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(19,480)	(15,096)	76,077	60,896	6,482,448	5,306,737	(72,940)	(83,948)
Realized gain (loss) on investments	28,501	173,361	(1,370)	(62,439)	(1,741,905)	(795,677)	(111,935)	2,239
Change in unrealized gain (loss) on investments	(617,966)	(453,939)	13,239	78,090	4,744,406	(2,671,989)	(225,505)	344,352
Reinvested capital gains	853,304	1,372,732	—	—	—	—	840,956	555,859

Net increase (decrease) in contract owners’ equity resulting from operations	244,359	1,077,058	87,946	76,547	9,484,949	1,839,071	430,576	818,502

Equity transactions:

Purchase payments received from contract owners (note 4)	29,890	55,141	214,814	87,037	31,360,603	29,193,273	1,743	159,812
Transfers between subaccount, net	(234,840)	(338,682)	195,589	(651,731)	8,407,056	15,162,916	(5,945,300)	(112,328)
Redemptions (notes 2, 3, and 4)	(745,196)	(1,162,586)	(97,587)	(126,611)	(14,114,836)	(13,127,289)	(534,390)	(747,630)
Adjustments to maintain reserves	221	(102)	34	(17)	559	(266)	336	(142)

Net equity transactions	(949,925)	(1,446,229)	312,850	(691,322)	25,653,382	31,228,634	(6,477,611)	(700,288)

Net change in contract owners’ equity	(705,566)	(369,171)	400,796	(614,775)	35,138,331	33,067,705	(6,047,035)	118,214

Contract owners’ equity at beginning of period	8,661,283	9,030,454	1,697,407	2,312,182	150,562,942	117,495,237	6,047,035	5,928,821

Contract owners’ equity at end of period	$7,955,717	8,661,283	2,098,203	1,697,407	185,701,273	150,562,942	—	6,047,035

CHANGE IN UNITS:
Beginning units	696,374	818,675	155,447	219,144	14,885,316	11,805,697	210,127	235,798
Units purchased	10,889	5,245	38,221	12,934	5,048,229	5,144,417	2,236	6,145
Units redeemed	(88,176)	(127,546)	(11,009)	(76,631)	(2,619,687)	(2,064,798)	(212,363)	(31,816)

Ending units	619,087	696,374	182,659	155,447	17,313,858	14,885,316	—	210,127

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	M3GRES		MEGSS		MMCGSC		MNDSC
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(471)	528	(261,645)	(100,965)	(92,764)	(69,142)	(1,423,783)	(1,351,524)
Realized gain (loss) on investments	(6,926)	(7,516)	523,753	130,243	199,551	34,511	(4,715,003)	(3,013,140)
Change in unrealized gain (loss) on investments	12,535	(3,912)	(2,944,384)	1,209,521	(1,888,534)	368,182	17,674,501	8,851,731
Reinvested capital gains	—	—	6,055,505	1,014,080	2,003,947	574,450	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	5,138	(10,900)	3,373,229	2,252,879	222,200	908,001	11,535,715	4,487,067

Equity transactions:

Purchase payments received from contract owners (note 4)	1,561	15,359	17,057,904	14,149,079	2,275,941	2,402,511	15,649,481	13,945,021
Transfers between subaccount, net	19,395	(1,946)	(660,523)	(280,802)	23,077	(90,038)	(6,446,503)	466,377
Redemptions (notes 2, 3, and 4)	(20,938)	(966)	(1,397,377)	(212,401)	(381,617)	(291,027)	(9,551,242)	(7,156,151)
Adjustments to maintain reserves	24	(9)	15	(20)	11	(7)	(5,443)	2,275

Net equity transactions	42	12,438	15,000,019	13,655,856	1,917,412	2,021,439	(353,707)	7,257,522

Net change in contract owners’ equity	5,180	1,538	18,373,248	15,908,735	2,139,612	2,929,440	11,182,008	11,744,589

Contract owners’ equity at beginning of period	259,213	257,675	20,296,642	4,387,907	9,255,643	6,326,203	101,770,201	90,025,612

Contract owners’ equity at end of period	$264,393	259,213	38,669,890	20,296,642	11,395,255	9,255,643	112,952,209	101,770,201

CHANGE IN UNITS:
Beginning units	29,590	28,179	1,303,751	366,276	860,116	666,611	3,828,455	3,564,549
Units purchased	13,733	4,425	1,157,154	1,014,644	277,458	282,131	793,928	811,596
Units redeemed	(13,766)	(3,014)	(221,013)	(77,169)	(103,954)	(88,626)	(805,427)	(547,690)

Ending units	29,557	29,590	2,239,892	1,303,751	1,033,620	860,116	3,816,956	3,828,455

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	MV2RIS		MV3LMS		MV3MVS		MVBDS
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$98,665	62,950	330,839	130,423	(308,769)	(131,320)	598,895	275,943
Realized gain (loss) on investments	5,915,840	133,367	86,747	37,299	(76,634)	166,271	22,412	6,709
Change in unrealized gain (loss) on investments	679,152	11,045	(17,235)	9,525	(3,118,739)	3,513,154	289,596	(151,274)
Reinvested capital gains	—	—	—	—	6,871,408	2,413,622	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	6,693,657	207,362	400,351	177,247	3,367,266	5,961,727	910,903	131,378

Equity transactions:

Purchase payments received from contract owners (note 4)	10,153,253	6,979,079	3,660,418	3,494,923	15,813,212	12,334,490	3,629,954	8,533,264
Transfers between subaccount, net	(24,477,796)	59,197	2,420,660	999,911	2,113,123	188,251	714,049	535,231
Redemptions (notes 2, 3, and 4)	(2,099,472)	(1,291,950)	(706,328)	(249,659)	(4,336,471)	(2,662,569)	(742,038)	(195,173)
Adjustments to maintain reserves	353	(143)	38	(40)	578	(270)	8	(6)

Net equity transactions	(16,423,662)	5,746,183	5,374,788	4,245,135	13,590,442	9,859,902	3,601,973	8,873,316

Net change in contract owners’ equity	(9,730,005)	5,953,545	5,775,139	4,422,382	16,957,708	15,821,629	4,512,876	9,004,694

Contract owners’ equity at beginning of period	31,938,646	25,985,101	7,040,119	2,617,737	64,199,712	48,378,083	12,926,662	3,921,968

Contract owners’ equity at end of period	$22,208,641	31,938,646	12,815,258	7,040,119	81,157,420	64,199,712	17,439,538	12,926,662

CHANGE IN UNITS:
Beginning units	2,370,229	1,962,198	659,009	254,512	3,277,881	2,768,212	1,216,982	375,726
Units purchased	940,948	613,000	776,786	494,439	1,189,847	1,072,082	441,930	869,188
Units redeemed	(1,964,757)	(204,969)	(283,287)	(89,942)	(498,590)	(562,413)	(114,819)	(27,932)

Ending units	1,346,420	2,370,229	1,152,508	659,009	3,969,138	3,277,881	1,544,093	1,216,982

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	MVBRES		MVFSC		MVIGSC		MVIPSC
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(1,817)	(1,707)	425,133	(128,700)	(451,974)	(316,995)	273,318	147,192
Realized gain (loss) on investments	6,794	1,232	(12,430,927)	(1,273,896)	888,648	611,269	18,691	6,457
Change in unrealized gain (loss) on investments	(35,414)	118,712	11,631,417	7,964,115	7,984,052	3,567,529	166,193	(74,599)
Reinvested capital gains	144,120	55,189	27,075,905	27,735,945	4,209,400	196,430	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	113,683	173,426	26,701,528	34,297,464	12,630,126	4,058,233	458,202	79,050

Equity transactions:

Purchase payments received from contract owners (note 4)	2	72	10,995,682	14,199,504	14,281,145	9,863,931	2,088,192	4,604,948
Transfers between subaccount, net	(42,165)	(54,944)	(316,006,310)	(14,959,875)	2,891,680	(2,976,245)	153,538	(62,645)
Redemptions (notes 2, 3, and 4)	(78,546)	(52,349)	(35,264,011)	(46,716,233)	(4,781,161)	(4,085,485)	(156,093)	(65,302)
Adjustments to maintain reserves	21	(11)	(71,152)	8,127	467	(211)	8	(3)

Net equity transactions	(120,688)	(107,232)	(340,345,791)	(47,468,477)	12,392,131	2,801,990	2,085,645	4,476,998

Net change in contract owners’ equity	(7,005)	66,194	(313,644,263)	(13,171,013)	25,022,257	6,860,223	2,543,847	4,556,048

Contract owners’ equity at beginning of period	840,684	774,490	346,930,394	360,101,407	61,494,507	54,634,284	6,742,182	2,186,134

Contract owners’ equity at end of period	$833,679	840,684	33,286,131	346,930,394	86,516,764	61,494,507	9,286,029	6,742,182

CHANGE IN UNITS:
Beginning units	41,503	47,376	6,959,312	7,847,974	4,563,076	4,351,008	639,042	211,256
Units purchased	906	674	699,211	575,608	1,583,089	989,444	239,372	474,626
Units redeemed	(6,493)	(6,547)	(6,827,228)	(1,464,270)	(759,216)	(777,376)	(48,957)	(46,840)

Ending units	35,916	41,503	831,295	6,959,312	5,386,949	4,563,076	829,457	639,042

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	MVIVSC		MVRBSS		MVUSC		MSEM
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(416,436)	(952,880)	75,335	56,265	2,357	2,597	91,571	60,013
Realized gain (loss) on investments	7,069,555	903,227	(15,061)	(31,204)	(1,409)	(22,652)	(41,362)	(36,085)
Change in unrealized gain (loss) on investments	50,646,133	3,243,474	72,683	(21,200)	10,639	37,919	39,310	39,174
Reinvested capital gains	15,120,906	11,921,833	—	—	1,451	4,788	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	72,420,158	15,115,654	132,957	3,861	13,038	22,652	89,519	63,102

Equity transactions:

Purchase payments received from contract owners (note 4)	7,179,021	6,766,559	1,007,407	434,079	15	—	1	7
Transfers between subaccount, net	(21,595,671)	(10,516,943)	139,283	165,589	8,073	(63,075)	(937)	(5,746)
Redemptions (notes 2, 3, and 4)	(38,575,768)	(33,249,418)	(281,614)	(409,207)	(5,052)	(112,494)	(65,109)	(58,370)
Adjustments to maintain reserves	(45,062)	29,490	42	(23)	24	(10)	119	(54)

Net equity transactions	(53,037,480)	(36,970,312)	865,118	190,438	3,060	(175,579)	(65,926)	(64,163)

Net change in contract owners’ equity	19,382,678	(21,854,658)	998,075	194,299	16,098	(152,927)	23,593	(1,061)

Contract owners’ equity at beginning of period	251,256,556	273,111,214	2,252,150	2,057,851	109,811	262,738	678,138	679,199

Contract owners’ equity at end of period	$270,639,234	251,256,556	3,250,225	2,252,150	125,909	109,811	701,731	678,138

CHANGE IN UNITS:
Beginning units	9,706,681	11,127,592	240,710	222,543	5,483	14,579	22,391	24,613
Units purchased	751,815	575,417	203,148	101,690	2,037	256	—	—
Units redeemed	(2,478,316)	(1,996,328)	(114,659)	(83,523)	(2,034)	(9,352)	(2,024)	(2,222)

Ending units	7,980,180	9,706,681	329,199	240,710	5,486	5,483	20,367	22,391

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	MSEMB		MSVEG2		DTRTFB		EIF
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$49,306	31,540	(919,803)	(649,178)	1,374,639	3,203,363	47,031	55,962
Realized gain (loss) on investments	(4,716)	(16,561)	38,568,095	7,647,395	(1,009,518)	(922,096)	108,843	155,351
Change in unrealized gain (loss) on investments	4,085	18,511	(19,509,299)	11,905,466	2,332,551	(1,760,937)	524,394	70,616
Reinvested capital gains	—	—	—	—	—	—	180,370	188,063

Net increase (decrease) in contract owners’ equity resulting from operations	48,675	33,490	18,138,993	18,903,683	2,697,672	520,330	860,638	469,992

Equity transactions:

Purchase payments received from contract owners (note 4)	—	—	5,134,624	9,246,423	11,368,480	7,843,582	30	21,330
Transfers between subaccount, net	(331)	(15,955)	(75,218,525)	(10,474,492)	3,463,680	6,533,223	(100,967)	(439,432)
Redemptions (notes 2, 3, and 4)	(4,719)	(12,390)	(5,225,148)	(3,028,985)	(2,752,001)	(2,079,956)	(691,055)	(581,550)
Adjustments to maintain reserves	101	(42)	637	(358)	418	(182)	33	(15)

Net equity transactions	(4,949)	(28,387)	(75,308,412)	(4,257,412)	12,080,577	12,296,667	(791,959)	(999,667)

Net change in contract owners’ equity	43,726	5,103	(57,169,419)	14,646,271	14,778,249	12,816,997	68,679	(529,675)

Contract owners’ equity at beginning of period	349,343	344,240	57,169,419	42,523,148	41,255,741	28,438,744	4,462,172	4,991,847

Contract owners’ equity at end of period	$393,069	349,343	—	57,169,419	56,033,990	41,255,741	4,530,851	4,462,172

CHANGE IN UNITS:
Beginning units	19,333	20,333	7,085,637	7,588,185	4,257,784	2,991,010	158,835	194,151
Units purchased	188	301	4,674,279	3,522,371	1,963,557	1,991,102	2,834	1,594
Units redeemed	(396)	(1,301)	(11,759,916)	(4,024,919)	(758,404)	(724,328)	(28,107)	(36,910)

Ending units	19,125	19,333	—	7,085,637	5,462,937	4,257,784	133,562	158,835

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	EIF2		GBF		GBF2		GEM
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(121,356)	560,749	2,441,264	2,148,878	7,336	5,443	(230,639)	2,792
Realized gain (loss) on investments	10,946,629	1,306,539	(4,543,587)	(3,350,679)	(935)	(2,108)	573,564	(226,099)
Change in unrealized gain (loss) on investments	53,675,675	15,029,912	7,853,274	677,395	8,816	(3,483)	7,709,581	452,401
Reinvested capital gains	18,966,977	18,092,249	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	83,467,925	34,989,449	5,750,951	(524,406)	15,217	(148)	8,052,506	229,094

Equity transactions:

Purchase payments received from contract owners (note 4)	33,813,027	27,782,823	1,052,722	2,121,838	—	7	3,088,987	41,659
Transfers between subaccount, net	(13,196,913)	(20,948,882)	295,848	4,362,369	20,042	31,534	114,023,256	(184,760)
Redemptions (notes 2, 3, and 4)	(56,004,559)	(41,710,909)	(16,215,148)	(16,449,804)	(11,109)	(10,544)	(2,516,811)	(660,244)
Adjustments to maintain reserves	(39,651)	20,635	(48,963)	10,209	22	(7)	41,227	(238)

Net equity transactions	(35,428,096)	(34,856,333)	(14,915,541)	(9,955,388)	8,955	20,990	114,636,659	(803,583)

Net change in contract owners’ equity	48,039,829	133,116	(9,164,590)	(10,479,794)	24,172	20,842	122,689,165	(574,489)

Contract owners’ equity at beginning of period	442,793,855	442,660,739	112,757,868	123,237,662	265,596	244,754	4,172,841	4,747,330

Contract owners’ equity at end of period	$490,833,684	442,793,855	103,593,278	112,757,868	289,768	265,596	126,862,006	4,172,841

CHANGE IN UNITS:
Beginning units	9,285,372	10,012,363	7,008,802	7,696,018	31,012	28,417	219,245	261,296
Units purchased	1,057,743	810,899	742,664	865,768	7,811	7,188	7,388,492	12,994
Units redeemed	(1,717,283)	(1,537,890)	(1,623,404)	(1,552,984)	(6,803)	(4,593)	(804,081)	(55,045)

Ending units	8,625,832	9,285,372	6,128,062	7,008,802	32,020	31,012	6,803,656	219,245

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	GEM2		GIG		GVAAA2		GVABD2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(795,927)	(159,415)	(46,008)	144,129	(85,543,550)	(88,634,205)	(44,624,995)	(47,054,821)
Realized gain (loss) on investments	(5,368,739)	(2,400,055)	634,155	115,981	228,179,297	338,396,580	(7,680,605)	(27,147,675)
Change in unrealized gain (loss) on investments	22,561,605	5,715,166	3,506,654	868,194	292,472,029	352,053,479	220,333,894	62,448,628
Reinvested capital gains	—	—	498,508	—	336,057,235	217,516,516	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	16,396,939	3,155,696	4,593,309	1,128,304	771,165,011	819,332,370	168,028,294	(11,753,868)

Equity transactions:

Purchase payments received from contract owners (note 4)	444,472	813,026	20,015	592	185,233,930	198,822,053	122,067,366	143,237,885
Transfers between subaccount, net	(31,977,908)	(442,028)	14,543,968	(274,733)	(87,380,618)	(127,134,752)	192,525,681	339,823,327
Redemptions (notes 2, 3, and 4)	(8,248,242)	(6,788,553)	(2,143,471)	(981,640)	(879,967,544)	(908,513,089)	(538,080,452)	(525,922,375)
Adjustments to maintain reserves	(20,182)	(5,120)	116,854	(1,924)	(56,573)	23,391	(154,298)	38,775

Net equity transactions	(39,801,860)	(6,422,675)	12,537,366	(1,257,705)	(782,170,805)	(836,802,397)	(223,641,703)	(42,822,388)

Net change in contract owners’ equity	(23,404,921)	(3,266,979)	17,130,675	(129,401)	(11,005,794)	(17,470,027)	(55,613,409)	(54,576,256)

Contract owners’ equity at beginning of period	65,350,892	68,617,871	11,404,489	11,533,890	6,015,804,223	6,033,274,250	3,289,211,897	3,343,788,153

Contract owners’ equity at end of period	$41,945,971	65,350,892	28,535,164	11,404,489	6,004,798,429	6,015,804,223	3,233,598,488	3,289,211,897

CHANGE IN UNITS:
Beginning units	2,327,734	2,558,465	535,381	594,579	223,876,060	256,877,970	284,399,553	287,808,259
Units purchased	197,929	256,975	527,766	22	9,489,698	11,351,530	46,538,943	49,292,507
Units redeemed	(1,393,253)	(487,706)	(102,957)	(59,220)	(37,078,601)	(44,353,440)	(65,591,887)	(52,701,213)

Ending units	1,132,410	2,327,734	960,190	535,381	196,287,157	223,876,060	265,346,609	284,399,553

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(7,458,040)	(6,914,562)	(55,471,209)	(55,502,623)	(28,004,298)	(22,852,954)	(7,815,181)	(8,172,004)
Realized gain (loss) on investments	14,299,600	9,701,660	232,833,320	195,350,758	84,506,534	37,829,910	(19,197,204)	(28,650,530)
Change in unrealized gain (loss) on investments	76,276,906	21,006,658	145,536,201	444,087,022	257,168,895	339,280,819	101,298,037	88,510,124
Reinvested capital gains	15,713,314	27,655,144	294,365,575	200,545,428	32,815,912	60,894,532	5,074,293	—

Net increase (decrease) in contract owners’ equity resulting from operations	98,831,780	51,448,900	617,263,887	784,480,585	346,487,043	415,152,307	79,359,945	51,687,590

Equity transactions:

Purchase payments received from contract owners (note 4)	63,463,132	64,465,549	265,773,803	250,809,366	355,030,717	289,750,620	14,393,052	27,707,954
Transfers between subaccount, net	(18,740,660)	(14,533,618)	(249,678,211)	(323,224,022)	(116,864,923)	(90,942,022)	(19,071,406)	(13,975,338)
Redemptions (notes 2, 3, and 4)	(50,531,647)	(48,945,958)	(574,228,094)	(562,021,344)	(195,173,657)	(150,958,964)	(59,037,017)	(79,512,412)
Adjustments to maintain reserves	(5,084)	1,404	102,562	(50,513)	(26,973)	22,633	1,614	(3,952)

Net equity transactions	(5,814,259)	987,377	(558,029,940)	(634,486,513)	42,965,164	47,872,267	(63,713,757)	(65,783,748)

Net change in contract owners’ equity	93,017,521	52,436,277	59,233,947	149,994,072	389,452,207	463,024,574	15,646,188	(14,096,158)

Contract owners’ equity at beginning of period	502,220,878	449,784,601	4,002,344,008	3,852,349,936	1,890,164,463	1,427,139,889	541,533,040	555,629,198

Contract owners’ equity at end of period	$595,238,399	502,220,878	4,061,577,955	4,002,344,008	2,279,616,670	1,890,164,463	557,179,228	541,533,040

CHANGE IN UNITS:
Beginning units	14,365,069	14,312,262	112,765,612	132,736,905	33,228,236	32,547,947	15,213,267	17,019,742
Units purchased	2,355,732	2,547,209	11,631,179	9,439,651	7,936,325	6,820,065	542,850	972,715
Units redeemed	(2,424,222)	(2,494,402)	(25,966,296)	(29,410,944)	(7,328,235)	(6,139,776)	(2,183,728)	(2,779,190)

Ending units	14,296,579	14,365,069	98,430,495	112,765,612	33,836,326	33,228,236	13,572,389	15,213,267

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	GVDMC		GVEX1		GVEX2		GVIDA
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(5,986,314)	(6,614,256)	21,519	3,978	(19,630,560)	(15,298,793)	(3,169,149)	(3,125,799)
Realized gain (loss) on investments	(6,558,118)	(17,885,558)	84,064	(348,714)	(91,980,752)	(110,303,107)	744,272	(6,023,566)
Change in unrealized gain (loss) on investments	52,095,653	45,114,052	297,978	695,450	521,194,965	585,318,527	34,414,129	31,266,352
Reinvested capital gains	—	—	3,453	1,261	4,596,229	1,698,528	3,564,315	—

Net increase (decrease) in contract owners’ equity resulting from operations	39,551,221	20,614,238	407,014	351,975	414,179,882	461,415,155	35,553,567	22,116,987

Equity transactions:

Purchase payments received from contract owners (note 4)	5,005,369	6,473,193	12,688	43,010	420,976,834	340,488,098	18,920,403	19,307,561
Transfers between subaccount, net	(2,545,069)	(6,511,300)	3,067,292	185,310	(46,406,229)	(55,490,080)	(6,268,648)	(9,795,509)
Redemptions (notes 2, 3, and 4)	(64,422,747)	(64,880,610)	(59,196)	(34,806)	(248,201,927)	(217,725,702)	(21,716,820)	(28,243,935)
Adjustments to maintain reserves	(34,719)	8,458	11	(7)	86,403	(59,363)	(7,247)	3,950

Net equity transactions	(61,997,166)	(64,910,259)	3,020,795	193,507	126,455,081	67,212,953	(9,072,312)	(18,727,933)

Net change in contract owners’ equity	(22,445,945)	(44,296,021)	3,427,809	545,482	540,634,963	528,628,108	26,481,255	3,389,054

Contract owners’ equity at beginning of period	425,738,448	470,034,469	1,924,585	1,379,103	2,586,125,608	2,057,497,500	206,061,141	202,672,087

Contract owners’ equity at end of period	$403,292,503	425,738,448	5,352,394	1,924,585	3,126,760,571	2,586,125,608	232,542,396	206,061,141

CHANGE IN UNITS:
Beginning units	20,421,915	23,577,407	90,413	80,181	70,383,042	68,796,378	5,379,526	5,818,520
Units purchased	630,236	749,322	136,184	24,773	15,677,280	14,534,053	623,547	676,777
Units redeemed	(3,471,735)	(3,904,814)	(11,063)	(14,541)	(12,651,121)	(12,947,389)	(817,041)	(1,115,771)

Ending units	17,580,416	20,421,915	215,534	90,413	73,409,201	70,383,042	5,186,032	5,379,526

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	GVIDC		GVIDM		GVIX2		GVIX8
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(4,928,273)	(5,592,594)	(20,192,699)	(21,789,777)	195,644	167,216	4,850,048	2,848,910
Realized gain (loss) on investments	4,230,621	(2,080,338)	(54,941,811)	(89,278,358)	311,022	297,385	3,533,312	2,544,234
Change in unrealized gain (loss) on investments	24,476,785	16,653,538	239,222,487	217,582,764	1,333,264	(315,329)	37,091,197	(3,610,715)
Reinvested capital gains	—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	23,779,133	8,980,606	164,087,977	106,514,629	1,839,930	149,272	45,474,557	1,782,429

Equity transactions:

Purchase payments received from contract owners (note 4)	4,619,967	5,730,485	14,537,879	22,976,536	72,131	663,052	28,835,673	18,565,859
Transfers between subaccount, net	50,456,469	48,304,559	(17,002,593)	(25,602,524)	261,120	(826,640)	25,534,324	(3,720,172)
Redemptions (notes 2, 3, and 4)	(103,470,484)	(120,096,412)	(191,336,325)	(203,738,735)	(2,468,931)	(827,917)	(17,522,235)	(14,962,643)
Adjustments to maintain reserves	(14,470)	5,695	(17,441)	9,930	69	(31)	(21,095)	27,365

Net equity transactions	(48,408,518)	(66,055,673)	(193,818,480)	(206,354,793)	(2,135,611)	(991,536)	36,826,667	(89,591)

Net change in contract owners’ equity	(24,629,385)	(57,075,067)	(29,730,503)	(99,840,164)	(295,681)	(842,264)	82,301,224	1,692,838

Contract owners’ equity at beginning of period	351,674,372	408,749,439	1,395,286,630	1,495,126,794	6,575,525	7,417,789	152,445,773	150,752,935

Contract owners’ equity at end of period	$327,044,987	351,674,372	1,365,556,127	1,395,286,630	6,279,844	6,575,525	234,746,997	152,445,773

CHANGE IN UNITS:
Beginning units	22,612,703	26,886,353	51,417,442	59,172,127	434,505	498,879	11,588,833	11,634,971
Units purchased	4,400,451	4,836,250	1,067,085	1,221,731	43,541	57,680	4,943,077	1,781,689
Units redeemed	(7,439,438)	(9,109,900)	(7,866,537)	(8,976,416)	(153,583)	(122,054)	(2,697,027)	(1,827,827)

Ending units	19,573,716	22,612,703	44,617,990	51,417,442	324,463	434,505	13,834,883	11,588,833

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	HIBF				IDPG2				IDPGI2				MCIF
	2025		2024		2025		2024		2025		2024		2025		2024
Investment activity*:
Net investment income (loss)		$1,575,916		1,595,265		(12,060,927)		(13,519,420)		(5,214,275)		(5,659,150)		(441,969)		(1,533,423)
Realized gain (loss) on investments		(635,612)		(769,443)		12,888,942		1,955,731		2,833,329		766,081		(6,192,261)		(12,485,987)
Change in unrealized gain (loss) on investments		599,691		1,008,491		73,543,666		83,198,643		30,510,307		28,872,296		716,836		41,102,393
Reinvested capital gains		—		—		—		—		—		—		31,647,739		20,523,066

Net increase (decrease) in contract owners’ equity resulting from operations		1,539,995		1,834,313		74,371,681		71,634,954		28,129,361		23,979,227		25,730,345		47,606,049

Equity transactions:

Purchase payments received from contract owners (note 4)		1,937,466		2,128,047		21,266,893		27,558,450		10,138,180		15,574,685		59,568,120		55,894,742
Transfers between subaccount, net		(12,793)		109,306		(15,279,098)		(12,338,214)		(4,640,667)		(2,711,292)		6,982,001		(10,916,142)
Redemptions (notes 2, 3, and 4)		(5,564,331)		(5,414,101)		(140,517,430)		(149,406,088)		(49,962,216)		(51,358,381)		(46,675,081)		(42,965,795)
Adjustments to maintain reserves		(8,588)		3,355		829		(566)		195		(213)		4,653		(13,151)

Net equity transactions		(3,648,246)		(3,173,393)		(134,528,806)		(134,186,418)		(44,464,508)		(38,495,201)		19,879,693		1,999,654

Net change in contract owners’ equity		(2,108,251)		(1,339,080)		(60,157,125)		(62,551,464)		(16,335,147)		(14,515,974)		45,610,038		49,605,703

Contract owners’ equity at beginning of period		39,575,721		40,914,801		905,710,641		968,262,105		387,318,988		401,834,962		452,922,826		403,317,123

Contract owners’ equity at end of period		$37,467,470		39,575,721		845,553,516		905,710,641		370,983,841		387,318,988		498,532,864		452,922,826

CHANGE IN UNITS:
Beginning units		1,481,958		1,599,047		59,697,102		68,682,431		28,583,956		31,479,251		7,340,813		7,244,018
Units purchased		165,578		199,065		1,786,623		2,464,370		961,980		1,584,652		1,742,364		1,522,555
Units redeemed		(309,501)		(316,154)		(10,418,422)		(11,449,699)		(4,180,925)		(4,479,947)		(1,379,595)		(1,425,760)

Ending units		1,338,035		1,481,958		51,065,303		59,697,102		25,365,011		28,583,956		7,703,582		7,340,813

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	MCIF2		MSBF		NAMAA2		NAMGI2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(4,328)	(12,401)	7,159,771	10,153,823	(33,547,366)	(35,364,741)	(9,537,564)	(9,971,723)
Realized gain (loss) on investments	(61,510)	(72,469)	(226,335)	(539,418)	29,000,110	27,999,964	47,722,910	39,728,354
Change in unrealized gain (loss) on investments	6,724	345,600	6,689,170	7,547,608	235,157,463	355,919,815	(11,394,064)	71,853,732
Reinvested capital gains	346,392	213,631	—	—	—	—	38,957,937	32,122,743

Net increase (decrease) in contract owners’ equity resulting from operations	287,278	474,361	13,622,606	17,162,013	230,610,207	348,555,038	65,749,219	133,733,106

Equity transactions:

Purchase payments received from contract owners (note 4)	263,494	366,324	40,192,284	22,595,637	85,609,559	111,547,752	18,818,883	48,363,113
Transfers between subaccount, net	301,008	(171,471)	101,802,448	21,384,109	(29,812,801)	(17,316,684)	(23,474,083)	(74,441,519)
Redemptions (notes 2, 3, and 4)	(171,641)	(62,816)	(28,275,902)	(31,367,703)	(407,356,828)	(398,115,330)	(96,921,011)	(93,631,931)
Adjustments to maintain reserves	1,575	(1,705)	2,822	(4,318)	1,469	(838)	(968)	470

Net equity transactions	394,436	130,332	113,721,652	12,607,725	(351,558,601)	(303,885,100)	(101,577,179)	(119,709,867)

Net change in contract owners’ equity	681,714	604,693	127,344,258	29,769,738	(120,948,394)	44,669,938	(35,827,960)	14,023,239

Contract owners’ equity at beginning of period	4,562,678	3,957,985	211,011,506	181,241,768	2,559,573,526	2,514,903,588	741,996,120	727,972,881

Contract owners’ equity at end of period	$5,244,392	4,562,678	338,355,764	211,011,506	2,438,625,132	2,559,573,526	706,168,160	741,996,120

CHANGE IN UNITS:
Beginning units	260,879	253,020	9,740,726	9,270,471	148,370,776	167,111,325	31,381,084	36,896,475
Units purchased	55,610	50,445	6,724,945	4,137,811	7,429,149	10,103,153	2,140,701	2,655,962
Units redeemed	(32,273)	(42,586)	(2,117,204)	(3,667,556)	(27,109,236)	(28,843,702)	(6,180,520)	(8,171,353)

Ending units	284,216	260,879	14,348,467	9,740,726	128,690,689	148,370,776	27,341,265	31,381,084

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	NCPG2		NCPGI2		NDES2		NFDIW1
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(14,848,014)	(16,250,525)	(6,298,275)	(6,960,974)	(14,287)	—	(256)	—
Realized gain (loss) on investments	39,414,889	27,930,470	12,987,133	9,234,120	97,729	—	6	—
Change in unrealized gain (loss) on investments	39,905,285	92,941,113	25,569,561	32,227,633	(36,953)	—	8,170	—
Reinvested capital gains	19,397,043	—	545,663	—	212,868	—	716	—

Net increase (decrease) in contract owners’ equity resulting from operations	83,869,203	104,621,058	32,804,082	34,500,779	259,357	—	8,636	—

Equity transactions:

Purchase payments received from contract owners (note 4)	31,292,455	33,377,817	16,970,354	15,189,925	2,203,009	—	112	—
Transfers between subaccount, net	(20,600,178)	(14,725,824)	(7,308,907)	(4,621,695)	12,998,575	—	462,990	—
Redemptions (notes 2, 3, and 4)	(157,395,399)	(167,348,547)	(63,048,535)	(67,962,993)	(80,580)	—	(64)	—
Adjustments to maintain reserves	4,822	(1,912)	(607)	(158)	(16)	—	(1)	—

Net equity transactions	(146,698,300)	(148,698,466)	(53,387,695)	(57,394,921)	15,120,988	—	463,037	—

Net change in contract owners’ equity	(62,829,097)	(44,077,408)	(20,583,613)	(22,894,142)	15,380,345	—	471,673	—

Contract owners’ equity at beginning of period	1,097,792,013	1,141,869,421	467,353,968	490,248,110	—	—	—	—

Contract owners’ equity at end of period	$1,034,962,916	1,097,792,013	446,770,355	467,353,968	15,380,345	—	471,673	—

CHANGE IN UNITS:
Beginning units	69,254,976	78,892,080	32,984,970	37,114,545	—	—	—	—
Units purchased	2,438,109	2,791,031	1,369,880	1,549,429	1,109,314	—	37,341	—
Units redeemed	(11,508,074)	(12,428,135)	(5,069,678)	(5,679,004)	(48,665)	—	(5)	—

Ending units	60,185,011	69,254,976	29,285,172	32,984,970	1,060,649	—	37,336	—

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	NFDIW2		NJMIM2		NJNDE2		NLCG2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(133,794)	—	636,685	—	(1,459,086)	(1,152,694)	(264,786)	—
Realized gain (loss) on investments	57,791	—	9,984	—	3,206,687	4,936,961	231,426	—
Change in unrealized gain (loss) on investments	1,849,824	—	(1,082,148)	—	13,312,766	12,912,470	268,809	—
Reinvested capital gains	164,752	—	123,579	—	1,152,461	—	120,138	—

Net increase (decrease) in contract owners’ equity resulting from operations	1,938,573	—	(311,900)	—	16,212,828	16,696,737	355,587	—

Equity transactions:

Purchase payments received from contract owners (note 4)	321,237	—	680,844	—	37,280,528	27,414,081	11,074,417	—
Transfers between subaccount, net	107,870,899	—	177,667,675	—	(6,107,447)	(8,018,731)	116,216,350	—
Redemptions (notes 2, 3, and 4)	(2,358,799)	—	(3,158,651)	—	(6,956,749)	(4,997,077)	(2,251,328)	—
Adjustments to maintain reserves	111,102	—	130,542	—	368	(191)	297,130	—

Net equity transactions	105,944,439	—	175,320,410	—	24,216,700	14,398,082	125,336,569	—

Net change in contract owners’ equity	107,883,012	—	175,008,510	—	40,429,528	31,094,819	125,692,156	—

Contract owners’ equity at beginning of period	—	—	—	—	111,325,846	80,231,027	—	—

Contract owners’ equity at end of period	$107,883,012	—	175,008,510	—	151,755,374	111,325,846	125,692,156	—

CHANGE IN UNITS:
Beginning units	—	—	—	—	5,314,376	4,675,000	—	—
Units purchased	8,839,424	—	17,508,864	—	2,141,761	2,268,893	10,828,930	—
Units redeemed	(258,479)	—	(371,106)	—	(1,042,067)	(1,629,517)	(356,176)	—

Ending units	8,580,945	—	17,137,758	—	6,414,070	5,314,376	10,472,754	—

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	NNASD2		NVAMV1		NVAMV2		NVAMVX
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(296,205)	—	(130,995)	121,757	(459,753)	524	57,477	30,272
Realized gain (loss) on investments	609,220	—	692,868	721,902	2,801,203	2,690,809	56,795	135,118
Change in unrealized gain (loss) on investments	2,429,306	—	967,809	1,101,625	333,640	1,037,637	581,011	163,910
Reinvested capital gains	93,945	—	3,606,365	2,272,600	6,776,191	4,503,621	643,095	394,939

Net increase (decrease) in contract owners’ equity resulting from operations	2,836,266	—	5,136,047	4,217,884	9,451,281	8,232,591	1,338,378	724,239

Equity transactions:

Purchase payments received from contract owners (note 4)	40,928,593	—	2,745	12,984	58,320	377	356,107	106,293
Transfers between subaccount, net	92,047,730	—	(693,844)	(807,851)	(2,449,614)	(2,959,311)	11,588,087	(134,241)
Redemptions (notes 2, 3, and 4)	(1,130,595)	—	(2,845,787)	(3,516,305)	(7,733,894)	(7,422,539)	(1,766,948)	(368,201)
Adjustments to maintain reserves	(53)	—	(2,667)	84	(36,081)	19,149	1,106	(86)

Net equity transactions	131,845,675	—	(3,539,553)	(4,311,088)	(10,161,269)	(10,362,324)	10,178,352	(396,235)

Net change in contract owners’ equity	134,681,941	—	1,596,494	(93,204)	(709,988)	(2,129,733)	11,516,730	328,004

Contract owners’ equity at beginning of period	—	—	32,173,758	32,266,962	62,169,494	64,299,227	5,598,365	5,270,361

Contract owners’ equity at end of period	$134,681,941	—	33,770,252	32,173,758	61,459,506	62,169,494	17,115,095	5,598,365

CHANGE IN UNITS:
Beginning units	—	—	660,060	753,307	1,344,946	1,579,386	297,850	319,542
Units purchased	11,867,910	—	—	—	3,205	18,445	571,379	16,394
Units redeemed	(1,067,219)	—	(68,262)	(93,247)	(208,770)	(252,885)	(92,315)	(38,086)

Ending units	10,800,691	—	591,798	660,060	1,139,381	1,344,946	776,914	297,850

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	NVAMVZ		NVBX		NVCBD1		NVCBD2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$1,034,498	167,079	116,082	21,107	70,571	50,738	84,001	1,355,652
Realized gain (loss) on investments	11,461,783	9,651,916	(2,671)	(1,128)	(206,672)	(74,529)	(12,971,084)	(2,358,387)
Change in unrealized gain (loss) on investments	6,779,099	(797,591)	(17,144)	(15,262)	293,401	27,459	15,510,057	763,372
Reinvested capital gains	17,340,586	11,118,878	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	36,615,966	20,140,282	96,267	4,717	157,300	3,668	2,622,974	(239,363)

Equity transactions:

Purchase payments received from contract owners (note 4)	8,387,922	4,451,084	1,048,911	—	57,156	9,868	283,562	633,186
Transfers between subaccount, net	324,625,685	(11,142,876)	47,840	36,502	915,174	220,803	(61,772,199)	3,767,780
Redemptions (notes 2, 3, and 4)	(27,255,243)	(19,668,518)	(67,135)	(15,847)	(436,927)	(270,549)	(5,897,034)	(11,504,619)
Adjustments to maintain reserves	137,313	(506)	15	(7)	95	(41)	(79,352)	32,471

Net equity transactions	305,895,677	(26,360,816)	1,029,631	20,648	535,498	(39,919)	(67,465,023)	(7,071,182)

Net change in contract owners’ equity	342,511,643	(6,220,534)	1,125,898	25,365	692,798	(36,251)	(64,842,049)	(7,310,545)

Contract owners’ equity at beginning of period	151,096,391	157,316,925	883,920	858,555	2,577,507	2,613,758	89,049,510	96,360,055

Contract owners’ equity at end of period	$493,608,034	151,096,391	2,009,818	883,920	3,270,305	2,577,507	24,207,461	89,049,510

CHANGE IN UNITS:
Beginning units	8,173,670	9,661,150	85,206	83,276	205,615	208,394	7,539,168	8,139,232
Units purchased	17,071,487	638,159	102,781	3,494	108,220	21,008	295,158	686,050
Units redeemed	(2,361,628)	(2,125,639)	(6,264)	(1,564)	(66,240)	(23,787)	(5,880,357)	(1,286,114)

Ending units	22,883,529	8,173,670	181,723	85,206	247,595	205,615	1,953,969	7,539,168

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	NVCBDP		NVCCA2		NVCCN2		NVCMA2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$8,379,256	—	(26,243,519)	(27,902,619)	(6,091,147)	(6,861,336)	(4,832,158)	(4,907,272)
Realized gain (loss) on investments	636,833	—	40,762,339	(9,402,068)	9,804,371	7,555,814	11,363,779	6,076,005
Change in unrealized gain (loss) on investments	1,931,754	—	159,532,406	213,779,094	25,678,623	16,587,618	32,434,817	30,410,964
Reinvested capital gains	—	—	45,068,083	17,287,869	—	—	5,810,953	5,406,408

Net increase (decrease) in contract owners’ equity resulting from operations	10,947,843	—	219,119,309	193,762,276	29,391,847	17,282,096	44,777,391	36,986,105

Equity transactions:

Purchase payments received from contract owners (note 4)	7,325,594	—	19,674,254	13,346,896	3,913,225	10,114,952	13,142,950	18,243,553
Transfers between subaccount, net	431,294,790	—	(16,322,982)	(13,431,390)	52,855,733	40,517,236	(7,746,010)	(1,074,020)
Redemptions (notes 2, 3, and 4)	(47,021,018)	—	(249,959,853)	(277,816,814)	(119,368,142)	(125,058,659)	(39,325,425)	(38,550,821)
Adjustments to maintain reserves	10,205	—	(49,068)	12,081	(21,004)	7,453	770	(672)

Net equity transactions	391,609,571	—	(246,657,649)	(277,889,227)	(62,620,188)	(74,419,018)	(33,927,715)	(21,381,960)

Net change in contract owners’ equity	402,557,414	—	(27,538,340)	(84,126,951)	(33,228,341)	(57,136,922)	10,849,676	15,604,145

Contract owners’ equity at beginning of period	—	—	1,789,405,777	1,873,532,728	440,211,171	497,348,093	326,731,883	311,127,738

Contract owners’ equity at end of period	$402,557,414	—	1,761,867,437	1,789,405,777	406,982,830	440,211,171	337,581,559	326,731,883

CHANGE IN UNITS:
Beginning units	—	—	83,713,280	97,114,815	31,823,609	37,331,535	14,297,836	15,277,679
Units purchased	46,553,771	—	1,279,789	1,103,526	5,362,924	6,292,684	791,468	1,343,626
Units redeemed	(7,380,720)	—	(12,204,060)	(14,505,061)	(9,748,874)	(11,800,610)	(2,239,064)	(2,323,469)

Ending units	39,173,051	—	72,789,009	83,713,280	27,437,659	31,823,609	12,850,240	14,297,836

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	NVCMC2		NVCMD2		NVCRA2		NVCRB2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(6,517,248)	(7,119,860)	(25,046,139)	(26,972,206)	(2,260,158)	(2,088,119)	(20,254,766)	(22,103,734)
Realized gain (loss) on investments	5,368,119	(2,260,751)	23,245,838	(1,202,711)	8,818,604	6,271,561	10,341,638	1,198,041
Change in unrealized gain (loss) on investments	36,109,318	38,678,825	158,158,296	169,007,780	17,133,615	12,029,075	128,596,478	123,427,723
Reinvested capital gains	5,597,945	607,056	36,628,757	24,686,412	973,306	1,462,160	26,448,736	12,399,736

Net increase (decrease) in contract owners’ equity resulting from operations	40,558,134	29,905,270	192,986,752	165,519,275	24,665,367	17,674,677	145,132,086	114,921,766

Equity transactions:

Purchase payments received from contract owners (note 4)	5,101,307	5,099,908	22,414,534	24,234,391	24,117,288	24,319,154	20,228,280	16,196,129
Transfers between subaccount, net	2,435,137	(4,978,203)	(18,454,432)	(22,545,957)	(8,060,673)	(6,620,524)	(22,889,962)	(17,533,529)
Redemptions (notes 2, 3, and 4)	(66,395,183)	(71,575,817)	(252,206,389)	(252,812,131)	(17,473,876)	(15,842,771)	(206,822,336)	(220,968,461)
Adjustments to maintain reserves	18,200	(31,419)	93,034	(104,045)	(4,498)	500	(56,422)	24,094

Net equity transactions	(58,840,539)	(71,485,531)	(248,153,253)	(251,227,742)	(1,421,759)	1,856,359	(209,540,440)	(222,281,767)

Net change in contract owners’ equity	(18,282,405)	(41,580,261)	(55,166,501)	(85,708,467)	23,243,608	19,531,036	(64,408,354)	(107,360,001)

Contract owners’ equity at beginning of period	461,065,016	502,645,277	1,769,379,377	1,855,087,844	147,616,897	128,085,861	1,457,110,593	1,564,470,594

Contract owners’ equity at end of period	$442,782,611	461,065,016	1,714,212,876	1,769,379,377	170,860,505	147,616,897	1,392,702,239	1,457,110,593

CHANGE IN UNITS:
Beginning units	27,573,010	31,941,714	88,561,271	101,638,515	6,003,393	5,964,616	80,202,963	92,759,445
Units purchased	890,405	957,870	1,630,969	1,701,464	1,200,014	1,253,546	1,560,357	1,899,700
Units redeemed	(4,270,929)	(5,326,574)	(13,524,406)	(14,778,708)	(1,312,519)	(1,214,769)	(12,636,008)	(14,456,182)

Ending units	24,192,486	27,573,010	76,667,834	88,561,271	5,890,888	6,003,393	69,127,312	80,202,963

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	NVDBL2		NVDCA2		NVFIII		NVGEII
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(14,349,611)	(15,808,071)	(15,217,348)	(15,452,578)	1,400,011	986,086	33,533	(39,902)
Realized gain (loss) on investments	(4,525,458)	(23,888,482)	(25,426,979)	(50,375,492)	(806,465)	(367,148)	2,248,577	1,152,815
Change in unrealized gain (loss) on investments	128,000,492	108,314,904	161,566,352	155,711,455	2,513,573	(842,634)	9,751,869	7,492,774
Reinvested capital gains	—	—	14,347,023	—	—	—	78,350	—

Net increase (decrease) in contract owners’ equity resulting from operations	109,125,423	68,618,351	135,269,048	89,883,385	3,107,119	(223,696)	12,112,329	8,605,687

Equity transactions:

Purchase payments received from contract owners (note 4)	10,218,902	14,118,994	11,239,292	6,102,081	7,927,328	14,169,305	7,030,801	11,196,245
Transfers between subaccount, net	(11,881,765)	(21,043,655)	411,420,727	(14,750,155)	4,806,785	5,366,778	(3,177,457)	(748,319)
Redemptions (notes 2, 3, and 4)	(146,098,195)	(175,103,868)	(147,127,373)	(148,715,954)	(3,622,955)	(2,689,942)	(4,742,530)	(3,083,619)
Adjustments to maintain reserves	(13,385)	4,228	(62,953)	22,056	272	(118)	331	(157)

Net equity transactions	(147,774,443)	(182,024,301)	275,469,693	(157,341,972)	9,111,430	16,846,023	(888,855)	7,364,150

Net change in contract owners’ equity	(38,649,020)	(113,405,950)	410,738,741	(67,458,587)	12,218,549	16,622,327	11,223,474	15,969,837

Contract owners’ equity at beginning of period	1,041,076,357	1,154,482,307	997,344,413	1,064,803,000	59,491,339	42,869,012	74,216,858	58,247,021

Contract owners’ equity at end of period	$1,002,427,337	1,041,076,357	1,408,083,154	997,344,413	71,709,888	59,491,339	85,440,332	74,216,858

CHANGE IN UNITS:
Beginning units	48,962,649	57,728,414	35,880,258	41,694,396	6,311,320	4,526,914	4,477,740	4,007,583
Units purchased	881,482	1,367,918	14,342,304	486,456	1,692,043	2,184,385	662,723	999,471
Units redeemed	(7,523,582)	(10,133,683)	(5,673,740)	(6,300,594)	(753,476)	(399,979)	(714,170)	(529,314)

Ending units	42,320,549	48,962,649	44,548,822	35,880,258	7,249,887	6,311,320	4,426,293	4,477,740

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	NVIE6		NVMGA2		NVMIVX		NVMIVZ
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(522,665)	323,185	(4,317,715)	(4,598,948)	8,679	81,712	589,307	6,598,089
Realized gain (loss) on investments	1,605,129	91,183	11,708,327	10,444,444	311,991	78,460	13,743,359	3,330,473
Change in unrealized gain (loss) on investments	20,566,415	2,823,433	32,928,169	13,792,452	262,990	(101,656)	30,473,650	(5,986,098)
Reinvested capital gains	2,675,722	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	24,324,601	3,237,801	40,318,781	19,637,948	583,660	58,516	44,806,316	3,942,464

Equity transactions:

Purchase payments received from contract owners (note 4)	17,345,894	7,765,819	13,355,243	13,968,915	17,089	14,676	4,487,171	2,222,206
Transfers between subaccount, net	134,648,329	489,753	(9,672,705)	(4,515,470)	214,792	(46,980)	27,445,496	431,507
Redemptions (notes 2, 3, and 4)	(10,674,783)	(5,309,732)	(48,599,458)	(41,870,151)	(316,922)	(248,364)	(23,494,349)	(23,763,615)
Adjustments to maintain reserves	(4,883)	(16,707)	(970)	214	(2,567)	342	549	24

Net equity transactions	141,314,557	2,929,133	(44,917,890)	(32,416,492)	(87,608)	(280,326)	8,438,867	(21,109,878)

Net change in contract owners’ equity	165,639,158	6,166,934	(4,599,109)	(12,778,544)	496,052	(221,810)	53,245,183	(17,167,414)

Contract owners’ equity at beginning of period	44,314,688	38,147,754	326,252,275	339,030,819	1,647,153	1,868,963	140,017,130	157,184,544

Contract owners’ equity at end of period	$209,953,846	44,314,688	321,653,166	326,252,275	2,143,205	1,647,153	193,262,313	140,017,130

CHANGE IN UNITS:
Beginning units	3,326,611	3,155,178	25,306,549	27,864,320	116,593	136,468	10,171,479	11,712,901
Units purchased	9,306,744	832,520	1,434,767	1,989,812	52,165	3,055	4,535,110	1,202,633
Units redeemed	(1,201,125)	(661,087)	(4,720,538)	(4,547,583)	(54,668)	(22,930)	(4,161,305)	(2,744,055)

Ending units	11,432,230	3,326,611	22,020,778	25,306,549	114,090	116,593	10,545,284	10,171,479

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	NVMLG1		NVMLG2		NVMM2		NVMMG1
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$438,034	(99,510)	6,644,764	(1,985,293)	104,343	113,767	(1,754,601)	(1,863,335)
Realized gain (loss) on investments	(43,871)	619,253	(1,012,793)	1,720,708	—	—	(10,123,833)	(9,234,026)
Change in unrealized gain (loss) on investments	(594,977)	2,046,362	(11,436,633)	32,635,525	—	—	16,172,015	32,934,198
Reinvested capital gains	2,333,362	1,292,049	39,188,086	19,351,513	3	—	1,393,064	—

Net increase (decrease) in contract owners’ equity resulting from operations	2,132,548	3,858,154	33,383,424	51,722,453	104,346	113,767	5,686,645	21,836,837

Equity transactions:

Purchase payments received from contract owners (note 4)	587,725	200,486	40,296,335	28,887,275	2,213,405	2,940,241	473,908	517,445
Transfers between subaccount, net	257,907	(330,775)	(4,096,356)	1,985,227	(2,128,376)	358,043	(2,305,200)	(2,228,031)
Redemptions (notes 2, 3, and 4)	(3,394,434)	(2,176,583)	(30,816,162)	(25,314,119)	(843,077)	(1,419,244)	(14,011,097)	(13,750,666)
Adjustments to maintain reserves	(14,835)	3,119	(7,345)	3,729	33	(18)	(21,438)	6,943

Net equity transactions	(2,563,637)	(2,303,753)	5,376,472	5,562,112	(758,015)	1,879,022	(15,863,827)	(15,454,309)

Net change in contract owners’ equity	(431,089)	1,554,401	38,759,896	57,284,565	(653,669)	1,992,789	(10,177,182)	6,382,528

Contract owners’ equity at beginning of period	17,865,615	16,311,214	271,704,423	214,419,858	4,149,612	2,156,823	140,919,794	134,537,266

Contract owners’ equity at end of period	$17,434,526	17,865,615	310,464,319	271,704,423	3,495,943	4,149,612	130,742,612	140,919,794

CHANGE IN UNITS:
Beginning units	291,808	330,587	4,722,101	4,641,666	394,183	212,392	4,590,452	5,123,907
Units purchased	30,832	39,159	1,733,610	1,376,515	406,786	518,312	17,910	29,793
Units redeemed	(69,904)	(77,938)	(1,659,518)	(1,296,080)	(477,268)	(336,521)	(534,013)	(563,248)

Ending units	252,736	291,808	4,796,193	4,722,101	323,701	394,183	4,074,349	4,590,452

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	NVMMG2		NVMMV1		NVMMV2		NVNMO1
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(1,298,712)	(1,520,174)	2,065	3,280	(334,817)	(863,716)	(641,909)	(711,031)
Realized gain (loss) on investments	(17,319,418)	(18,073,733)	(11,053)	(3,741)	(6,604,061)	(8,168,529)	734,646	1,492,688
Change in unrealized gain (loss) on investments	21,347,830	35,361,807	(17,624)	29,442	(3,576,942)	19,552,001	(1,645,516)	(12,851,787)
Reinvested capital gains	1,079,900	—	36,265	9,257	14,583,749	3,561,472	9,064,832	25,945,923

Net increase (decrease) in contract owners’ equity resulting from operations	3,809,600	15,767,900	9,653	38,238	4,067,929	14,081,228	7,512,053	13,875,793

Equity transactions:

Purchase payments received from contract owners (note 4)	627,882	427,609	—	5	5,120,305	4,493,009	299,651	419,256
Transfers between subaccount, net	(6,855,549)	(5,459,219)	(19,864)	41,292	132,732,651	(5,132,739)	(821,374)	(1,817,714)
Redemptions (notes 2, 3, and 4)	(11,229,816)	(11,870,027)	(64,041)	(23,596)	(24,616,988)	(23,539,636)	(7,293,948)	(7,795,152)
Adjustments to maintain reserves	(2,991)	644	20	(11)	82,851	2,436	(10,018)	(380)

Net equity transactions	(17,460,474)	(16,900,993)	(83,885)	17,690	113,318,819	(24,176,930)	(7,825,689)	(9,193,990)

Net change in contract owners’ equity	(13,650,874)	(1,133,093)	(74,232)	55,928	117,386,748	(10,095,702)	(313,636)	4,681,803

Contract owners’ equity at beginning of period	98,932,955	100,066,048	529,139	473,211	194,958,104	205,053,806	78,022,338	73,340,535

Contract owners’ equity at end of period	$85,282,081	98,932,955	454,907	529,139	312,344,852	194,958,104	77,708,702	78,022,338

CHANGE IN UNITS:
Beginning units	3,453,535	4,064,100	20,304	19,612	6,568,477	7,395,809	2,191,166	2,468,745
Units purchased	212,553	269,627	79	1,658	5,096,343	307,002	18,803	17,914
Units redeemed	(808,303)	(880,192)	(3,280)	(966)	(1,168,419)	(1,134,334)	(232,515)	(295,493)

Ending units	2,857,785	3,453,535	17,103	20,304	10,496,401	6,568,477	1,977,454	2,191,166

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	NVNMO2		NVNSR1		NVNSR2		NVOLG1
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(463,074)	(520,046)	(5,572)	(17,507)	(412,770)	(1,185,044)	(1,865,620)	(720,791)
Realized gain (loss) on investments	(739,843)	929,101	(180,481)	(12,423)	(2,135,793)	(1,097,668)	24,212,218	21,468,845
Change in unrealized gain (loss) on investments	49,651	(7,438,097)	151,314	(64,483)	128,986	(3,442,199)	43,335,525	64,585,748
Reinvested capital gains	5,203,819	15,085,653	51,917	215,075	3,006,524	11,706,486	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	4,050,553	8,056,611	17,178	120,662	586,947	5,981,575	65,682,123	85,333,802

Equity transactions:

Purchase payments received from contract owners (note 4)	224,602	541,840	2,042	4,755	2,030,619	3,200,676	907,362	3,222,579
Transfers between subaccount, net	(2,358,911)	(1,505,331)	(259,566)	(120,037)	1,023,057	(2,719,313)	(9,245,360)	(8,313,431)
Redemptions (notes 2, 3, and 4)	(5,242,119)	(5,923,468)	(232,620)	(100,706)	(14,000,506)	(9,654,324)	(44,745,452)	(49,928,373)
Adjustments to maintain reserves	1,245	(710)	107	(44)	(5,094)	1,777	36,012	(49,934)

Net equity transactions	(7,375,183)	(6,887,669)	(490,037)	(216,032)	(10,951,924)	(9,171,184)	(53,047,438)	(55,069,159)

Net change in contract owners’ equity	(3,324,630)	1,168,942	(472,859)	(95,370)	(10,364,977)	(3,189,609)	12,634,685	30,264,643

Contract owners’ equity at beginning of period	45,203,855	44,034,913	1,575,562	1,670,932	86,808,812	89,998,421	452,632,691	422,368,048

Contract owners’ equity at end of period	$41,879,225	45,203,855	1,102,703	1,575,562	76,443,835	86,808,812	465,267,376	452,632,691

CHANGE IN UNITS:
Beginning units	1,331,264	1,551,044	52,498	59,688	3,015,221	3,345,884	6,617,130	7,478,973
Units purchased	72,523	87,764	5,153	4,364	198,198	134,128	22,878	65,159
Units redeemed	(280,576)	(307,544)	(21,231)	(11,554)	(579,178)	(464,791)	(755,580)	(927,002)

Ending units	1,123,211	1,331,264	36,420	52,498	2,634,241	3,015,221	5,884,428	6,617,130

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	NVOLG2		NVRE1		NVRE2		NVSIX2
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(4,356,380)	(3,085,560)	82,622	326,778	(98,487)	415,633	(1,261,425)	(1,044,284)
Realized gain (loss) on investments	17,877,095	28,982,277	955,068	837,706	2,165,975	2,004,397	6,522,655	3,015,084
Change in unrealized gain (loss) on investments	63,367,783	78,067,170	(1,637,299)	1,695,330	(3,664,235)	3,282,537	14,356,744	15,610,931
Reinvested capital gains	—	—	341,407	—	729,314	—	9,181,627	2,504,805

Net increase (decrease) in contract owners’ equity resulting from operations	76,888,498	103,963,887	(258,202)	2,859,814	(867,433)	5,702,567	28,799,601	20,086,536

Equity transactions:

Purchase payments received from contract owners (note 4)	11,113,840	13,194,287	153,168	219,792	2,056,066	2,375,721	37,218,977	36,120,166
Transfers between subaccount, net	(26,072,508)	(32,831,927)	(1,046,345)	(646,882)	(2,860,611)	(241,485)	510,251	(1,303,084)
Redemptions (notes 2, 3, and 4)	(67,687,280)	(67,758,671)	(2,881,118)	(3,055,118)	(8,304,316)	(7,747,959)	(24,171,104)	(19,958,247)
Adjustments to maintain reserves	19,670	(12,565)	14,177	(14,165)	(238)	(440)	(1,098)	(1,625)

Net equity transactions	(82,626,278)	(87,408,876)	(3,760,118)	(3,496,373)	(9,109,099)	(5,614,163)	13,557,026	14,857,210

Net change in contract owners’ equity	(5,737,780)	16,555,011	(4,018,320)	(636,559)	(9,976,532)	88,404	42,356,627	34,943,746

Contract owners’ equity at beginning of period	551,387,713	534,832,702	31,912,874	32,549,433	69,756,593	69,668,189	246,426,814	211,483,068

Contract owners’ equity at end of period	$545,649,933	551,387,713	27,894,554	31,912,874	59,780,061	69,756,593	288,783,441	246,426,814

CHANGE IN UNITS:
Beginning units	8,525,965	9,991,204	1,463,165	1,631,689	3,558,999	3,862,803	10,801,781	10,157,915
Units purchased	362,353	447,317	14,237	31,074	424,004	525,831	3,038,861	2,965,701
Units redeemed	(1,569,016)	(1,912,556)	(193,743)	(199,598)	(906,312)	(829,635)	(2,409,309)	(2,321,835)

Ending units	7,319,302	8,525,965	1,283,659	1,463,165	3,076,691	3,558,999	11,431,333	10,801,781

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	NVSTB2		NVTIV3		SAM		SCF
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$3,468,869	3,782,406	60,232	924,347	21,448,426	28,541,926	(173,578)	(692,937)
Realized gain (loss) on investments	(1,550,480)	(1,573,294)	1,558,473	1,196,302	—	—	(230,957)	(81,504)
Change in unrealized gain (loss) on investments	3,496,695	3,328,883	4,539,526	(1,536,015)	—	—	894,036	5,363,421
Reinvested capital gains	—	—	—	—	800	—	3,820,400	1,623,403

Net increase (decrease) in contract owners’ equity resulting from operations	5,415,084	5,537,995	6,158,231	584,634	21,449,226	28,541,926	4,309,901	6,212,383

Equity transactions:

Purchase payments received from contract owners (note 4)	5,001,974	3,503,613	(538)	453	249,620,498	222,999,213	430,651	243,913
Transfers between subaccount, net	4,080,955	486,331	(798,442)	(613,627)	502,252,893	585,715,582	(1,101,536)	(986,115)
Redemptions (notes 2, 3, and 4)	(26,196,900)	(23,031,702)	(2,322,536)	(2,251,059)	(769,656,803)	(751,392,712)	(6,352,790)	(5,788,144)
Adjustments to maintain reserves	(19,729)	16,587	(2,592)	2,643	(597,237)	18,696	(29,827)	1,467

Net equity transactions	(17,133,700)	(19,025,171)	(3,124,108)	(2,861,590)	(18,380,649)	57,340,779	(7,053,502)	(6,528,879)

Net change in contract owners’ equity	(11,718,616)	(13,487,176)	3,034,123	(2,276,956)	3,068,577	85,882,705	(2,743,601)	(316,496)

Contract owners’ equity at beginning of period	147,793,220	161,280,396	19,930,415	22,207,371	884,239,857	798,357,152	56,612,413	56,928,909

Contract owners’ equity at end of period	$136,074,604	147,793,220	22,964,538	19,930,415	887,308,434	884,239,857	53,868,812	56,612,413

CHANGE IN UNITS:
Beginning units	13,995,455	15,839,903	1,062,857	1,215,787	66,432,807	62,708,437	477,375	544,345
Units purchased	1,799,873	2,496,313	145	76	85,450,059	92,503,271	8,974	9,325
Units redeemed	(3,425,309)	(4,340,761)	(141,447)	(153,006)	(88,133,463)	(88,778,901)	(66,634)	(76,295)

Ending units	12,370,019	13,995,455	921,555	1,062,857	63,749,403	66,432,807	419,715	477,375

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	SCF2		SCGF		SCGF2		SCVF
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(442,601)	(952,329)	(78,849)	(72,274)	(1,204,419)	(913,381)	(10,706)	(128,269)
Realized gain (loss) on investments	(3,171,994)	78,074	21,616	(39,415)	3,263,760	(5,062,098)	(439,729)	(1,557,734)
Change in unrealized gain (loss) on investments	3,138,590	5,094,959	575,711	1,044,006	3,537,606	16,676,234	(762,328)	2,570,412
Reinvested capital gains	5,836,869	2,149,397	364,772	—	6,276,546	—	1,243,188	183,584

Net increase (decrease) in contract owners’ equity resulting from operations	5,360,864	6,370,101	883,250	932,317	11,873,493	10,700,755	30,425	1,067,993

Equity transactions:

Purchase payments received from contract owners (note 4)	5,798,773	6,135,529	29,379	38,302	17,585,975	9,701,693	131,118	140,082
Transfers between subaccount, net	(15,489,063)	13,460,062	2,678,910	614,004	(9,510,983)	9,762,746	(214,206)	(898,455)
Redemptions (notes 2, 3, and 4)	(8,343,624)	(7,330,697)	(509,563)	(605,312)	(8,562,956)	(6,240,527)	(2,283,705)	(2,619,071)
Adjustments to maintain reserves	(49,634)	7,876	207	(101)	627	(586)	40,884	(45,274)

Net equity transactions	(18,083,548)	12,272,770	2,198,933	46,893	(487,337)	13,223,326	(2,325,909)	(3,422,718)

Net change in contract owners’ equity	(12,722,684)	18,642,871	3,082,183	979,210	11,386,156	23,924,081	(2,295,484)	(2,354,725)

Contract owners’ equity at beginning of period	83,895,681	65,252,810	5,856,848	4,877,638	79,646,478	55,722,397	19,717,484	22,072,209

Contract owners’ equity at end of period	$71,172,997	83,895,681	8,939,031	5,856,848	91,032,634	79,646,478	17,422,000	19,717,484

CHANGE IN UNITS:
Beginning units	1,368,550	1,177,857	239,066	238,034	1,673,875	1,395,670	340,918	399,420
Units purchased	348,456	586,202	117,566	48,602	730,987	876,167	6,401	4,866
Units redeemed	(645,355)	(395,509)	(38,633)	(47,570)	(735,301)	(597,962)	(48,056)	(63,368)

Ending units	1,071,651	1,368,550	317,999	239,066	1,669,561	1,673,875	299,263	340,918

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	SCVF2		TRF		TRF2		AMCG
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(133,231)	(378,248)	(497,406)	(330,452)	(793,764)	(672,079)	(41)	(179)
Realized gain (loss) on investments	228,751	3,781,112	9,894,072	8,329,984	2,426,819	5,780,994	63	(257)
Change in unrealized gain (loss) on investments	(3,153,020)	(1,467,950)	(2,201,690)	1,057,228	4,358,934	2,577,118	(404)	1,076
Reinvested capital gains	3,295,862	447,479	8,764,609	4,207,352	7,955,529	3,737,423	660	280

Net increase (decrease) in contract owners’ equity resulting from operations	238,362	2,382,393	15,959,585	13,264,112	13,947,518	11,423,456	278	920

Equity transactions:

Purchase payments received from contract owners (note 4)	2,589,521	3,563,887	584,266	1,527,439	3,096,492	5,310,208	—	2
Transfers between subaccount, net	792,122	(3,441,219)	(1,638,101)	(1,078,361)	(325,392)	(2,601,444)	—	—
Redemptions (notes 2, 3, and 4)	(4,384,923)	(5,148,699)	(11,488,611)	(11,703,382)	(11,909,950)	(13,961,543)	(2,730)	(526)
Adjustments to maintain reserves	997	(536)	(125,083)	13,524	(7,278)	1,245	2,484	(1,156)

Net equity transactions	(1,002,283)	(5,026,567)	(12,667,529)	(11,240,780)	(9,146,128)	(11,251,534)	(246)	(1,680)

Net change in contract owners’ equity	(763,921)	(2,644,174)	3,292,056	2,023,332	4,801,390	171,922	32	(760)

Contract owners’ equity at beginning of period	45,549,718	48,193,892	113,669,735	111,646,403	100,509,071	100,337,149	2,844	3,604

Contract owners’ equity at end of period	$44,785,797	45,549,718	116,961,791	113,669,735	105,310,461	100,509,071	2,876	2,844

CHANGE IN UNITS:
Beginning units	873,173	967,848	561,795	617,800	2,093,768	2,329,915	—	—
Units purchased	125,330	210,472	2,811	6,326	211,361	223,774	—	—
Units redeemed	(141,133)	(305,147)	(57,994)	(62,331)	(388,209)	(459,921)	—	—

Ending units	857,370	873,173	506,612	561,795	1,916,920	2,093,768	—	—

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	AMMCGS		AMSRS		AMTB		NAWEI
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(40,263)	(36,671)	(174,907)	(167,774)	1,429,046	1,627,782	1,197	—
Realized gain (loss) on investments	(183,608)	(176,902)	1,523,660	1,117,457	(416,831)	(576,208)	885	—
Change in unrealized gain (loss) on investments	(181,744)	517,751	(596,896)	1,524,982	509,753	754,347	(10,079)	—
Reinvested capital gains	425,058	147,031	785,362	684,963	—	—	13,204	—

Net increase (decrease) in contract owners’ equity resulting from operations	19,443	451,209	1,537,219	3,159,628	1,521,968	1,805,921	5,207	—

Equity transactions:

Purchase payments received from contract owners (note 4)	1,909	1,143	46,328	11,661	576,637	137,274	189,656	—
Transfers between subaccount, net	771,384	134,707	(544,050)	252,897	1,109,282	1,655,384	14,413,991	—
Redemptions (notes 2, 3, and 4)	(290,924)	(466,841)	(2,380,069)	(2,214,965)	(5,102,901)	(5,976,092)	—	—
Adjustments to maintain reserves	260	(154)	7,201	(5,244)	(7,104)	972	(1)	—

Net equity transactions	482,629	(331,145)	(2,870,590)	(1,955,651)	(3,424,086)	(4,182,462)	14,603,646	—

Net change in contract owners’ equity	502,072	120,064	(1,333,371)	1,203,977	(1,902,118)	(2,376,541)	14,608,853	—

Contract owners’ equity at beginning of period	2,415,137	2,295,073	15,005,272	13,801,295	38,857,103	41,233,644	—	—

Contract owners’ equity at end of period	$2,917,209	2,415,137	13,671,901	15,005,272	36,954,985	38,857,103	14,608,853	—

CHANGE IN UNITS:
Beginning units	36,329	42,222	233,813	268,444	3,158,163	3,500,786	—	—
Units purchased	25,063	12,870	2,985	8,031	279,659	288,636	1,217,777	—
Units redeemed	(11,530)	(18,763)	(47,735)	(42,662)	(563,265)	(631,259)	(1,263)	—

Ending units	49,862	36,329	189,063	233,813	2,874,557	3,158,163	1,216,514	—

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	DWVSVS		WRASP		WRENG		WRHIP
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(357,609)	(348,959)	(439,828)	60,023	403	2,451	1,899,102	2,181,412
Realized gain (loss) on investments	2,535,658	646,059	1,139,713	238,813	103	130	(1,834,057)	(1,641,055)
Change in unrealized gain (loss) on investments	(2,311,410)	3,643,023	5,520,755	6,351,762	10,416	(8,911)	1,898,620	1,424,275
Reinvested capital gains	4,893,967	2,827,030	5,795,233	3,477,851	—	—	14,410	—

Net increase (decrease) in contract owners’ equity resulting from operations	4,760,606	6,767,153	12,015,873	10,128,449	10,922	(6,330)	1,978,075	1,964,632

Equity transactions:

Purchase payments received from contract owners (note 4)	6,345,477	5,663,157	965,066	752,279	—	—	343,533	402,236
Transfers between subaccount, net	1,911,337	(1,179,124)	(1,163,336)	(6,065,407)	778	495	(977,945)	(295,960)
Redemptions (notes 2, 3, and 4)	(9,707,211)	(7,449,664)	(14,671,919)	(13,930,715)	(11)	—	(7,172,615)	(6,328,340)
Adjustments to maintain reserves	(4,829)	745	(9,195)	(18,762)	8	(1)	(49,867)	17,692

Net equity transactions	(1,455,226)	(2,964,886)	(14,879,384)	(19,262,605)	775	494	(7,856,894)	(6,204,372)

Net change in contract owners’ equity	3,305,380	3,802,267	(2,863,511)	(9,134,156)	11,697	(5,836)	(5,878,819)	(4,239,740)

Contract owners’ equity at beginning of period	78,055,815	74,253,548	91,145,028	100,279,184	96,519	102,355	42,350,732	46,590,472

Contract owners’ equity at end of period	$81,361,195	78,055,815	88,281,517	91,145,028	108,216	96,519	36,471,913	42,350,732

CHANGE IN UNITS:
Beginning units	3,497,032	3,649,190	4,175,824	5,072,989	11,593	11,537	2,840,999	3,265,658
Units purchased	777,532	508,018	203,404	67,437	91	56	104,641	144,957
Units redeemed	(854,036)	(660,176)	(848,467)	(964,602)	—	—	(626,182)	(569,616)

Ending units	3,420,528	3,497,032	3,530,761	4,175,824	11,684	11,593	2,319,458	2,840,999

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	WRMCG		WRPAP		WRPCP		WRPMAP
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(3,072,515)	(3,132,316)	173	82	57,247	33,984	317,927	275,897
Realized gain (loss) on investments	(14,819,846)	(4,127,547)	(119)	(95)	(23,310)	(78,360)	(1,095,468)	(1,206,681)
Change in unrealized gain (loss) on investments	(31,782,722)	2,657,618	2,095	1,287	173,334	198,484	3,085,223	3,348,815
Reinvested capital gains	49,506,120	6,296,469	—	65	—	26,761	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	(168,963)	1,694,224	2,149	1,339	207,271	180,869	2,307,682	2,418,031

Equity transactions:

Purchase payments received from contract owners (note 4)	15,717,558	19,770,643	—	—	—	4	4,224	3,724
Transfers between subaccount, net	8,036,192	(3,094,631)	153	2	175	(217,805)	(215,890)	(165,017)
Redemptions (notes 2, 3, and 4)	(21,444,784)	(21,681,590)	(6)	—	(198,757)	(82,583)	(6,666,410)	(9,472,681)
Adjustments to maintain reserves	1,298	(597)	4	(1)	45	(8)	26	(8)

Net equity transactions	2,310,264	(5,006,175)	151	1	(198,537)	(300,392)	(6,878,050)	(9,633,982)

Net change in contract owners’ equity	2,141,301	(3,311,951)	2,300	1,340	8,734	(119,523)	(4,570,368)	(7,215,951)

Contract owners’ equity at beginning of period	213,019,637	216,331,588	14,296	12,956	2,232,039	2,351,562	20,052,436	27,268,387

Contract owners’ equity at end of period	$215,160,938	213,019,637	16,596	14,296	2,240,773	2,232,039	15,482,068	20,052,436

CHANGE IN UNITS:
Beginning units	6,984,162	7,161,979	559	559	102,110	115,768	648,523	968,133
Units purchased	1,248,410	1,132,135	16	8	8	31	58	174
Units redeemed	(1,177,576)	(1,309,952)	(11)	(8)	(8,923)	(13,689)	(209,854)	(319,784)

Ending units	7,054,996	6,984,162	564	559	93,195	102,110	438,727	648,523

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	WRPMAV		WRPMCP		WRPMP		NOTB4
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$38,886	23,909	81,113	51,036	253,058	182,464	30,255	14,550
Realized gain (loss) on investments	(43,565)	(90,146)	(112,183)	(69,051)	(240,497)	(1,128,168)	47,181	(697,806)
Change in unrealized gain (loss) on investments	253,860	286,533	426,622	337,569	1,448,997	2,236,544	128,912	845,327
Reinvested capital gains	—	—	13,267	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	249,181	220,296	408,819	319,554	1,461,558	1,290,840	206,348	162,071

Equity transactions:

Purchase payments received from contract owners (note 4)	—	203	—	41	40	90	29,095	11,907
Transfers between subaccount, net	9,722	20,624	746	72,858	(1,211)	(301,750)	52,898	(184,195)
Redemptions (notes 2, 3, and 4)	(629,823)	(506,657)	(708,972)	(344,528)	(2,313,747)	(4,371,283)	(357,356)	(846,887)
Adjustments to maintain reserves	19	(12)	143	(15)	31	(15)	(536)	50

Net equity transactions	(620,082)	(485,842)	(708,083)	(271,644)	(2,314,887)	(4,672,958)	(275,899)	(1,019,125)

Net change in contract owners’ equity	(370,901)	(265,546)	(299,264)	47,910	(853,329)	(3,382,118)	(69,551)	(857,054)

Contract owners’ equity at beginning of period	2,577,178	2,842,724	3,924,998	3,877,088	12,194,754	15,576,872	3,211,504	4,068,558

Contract owners’ equity at end of period	$2,206,277	2,577,178	3,625,734	3,924,998	11,341,425	12,194,754	3,141,953	3,211,504

CHANGE IN UNITS:
Beginning units	132,478	157,904	158,859	169,717	442,444	615,004	258,532	340,384
Units purchased	523	1,087	29	6,478	5	1,772	7,070	7,912
Units redeemed	(31,038)	(26,513)	(27,417)	(17,336)	(78,397)	(174,332)	(28,229)	(89,764)

Ending units	101,963	132,478	131,471	158,859	364,052	442,444	237,373	258,532

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	NOTG4		NOTMG4		MNCPS2		PMUBA
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$(792)	(10,747)	27,977	25,528	10,968	9,521	5,757	3,090
Realized gain (loss) on investments	(85,648)	(963,532)	109,819	(59,643)	(1,045)	(1,448)	(502)	(3,844)
Change in unrealized gain (loss) on investments	297,650	1,160,007	171,327	245,692	62,918	14,755	3,465	4,459
Reinvested capital gains	—	—	—	—	—	6,771	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	211,210	185,728	309,123	211,577	72,841	29,599	8,720	3,705

Equity transactions:

Purchase payments received from contract owners (note 4)	8,277	3,658	71,072	3,679	—	—	48,177	—
Transfers between subaccount, net	(52,361)	(945)	21,790	49,039	68,568	7,611	80,581	802
Redemptions (notes 2, 3, and 4)	(216,964)	(1,076,794)	(621,004)	(399,390)	(12,386)	(9,791)	(2,176)	(19,280)
Adjustments to maintain reserves	196	(77)	205	(90)	32	(13)	17	(5)

Net equity transactions	(260,852)	(1,074,158)	(527,937)	(346,762)	56,214	(2,193)	126,599	(18,483)

Net change in contract owners’ equity	(49,642)	(888,430)	(218,814)	(135,185)	129,055	27,406	135,319	(14,778)

Contract owners’ equity at beginning of period	2,441,311	3,329,741	4,111,550	4,246,735	428,769	401,363	61,399	76,177

Contract owners’ equity at end of period	$2,391,669	2,441,311	3,892,736	4,111,550	557,824	428,769	196,718	61,399

CHANGE IN UNITS:
Beginning units	178,436	256,381	305,571	331,292	27,729	27,797	5,385	6,997
Units purchased	2,173	4,374	9,417	4,968	7,368	573	10,736	90
Units redeemed	(20,368)	(82,319)	(46,865)	(30,689)	(4,131)	(641)	(179)	(1,702)

Ending units	160,241	178,436	268,123	305,571	30,966	27,729	15,942	5,385

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	PMVAAD		PMVEBD		PMVFAD		PMVFHA
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$915,933	1,559,084	601,484	564,748	255,770	264,215	4,579	4,915
Realized gain (loss) on investments	(743,044)	(592,451)	(397,361)	(432,477)	(224,584)	(4,451,776)	(264)	(2,920)
Change in unrealized gain (loss) on investments	3,463,951	(277,267)	1,203,384	534,895	753,883	2,283,346	863	5,544
Reinvested capital gains	—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	3,636,840	689,366	1,407,507	667,166	785,069	(1,904,215)	5,178	7,539

Equity transactions:

Purchase payments received from contract owners (note 4)	400,049	1,021,366	772,118	361,505	313,581	265,327	—	—
Transfers between subaccount, net	(480,017)	(655,592)	(41,692)	(43,086)	(1,668,440)	4,989,910	696	400
Redemptions (notes 2, 3, and 4)	(3,006,090)	(5,321,631)	(1,398,815)	(2,028,786)	(2,070,946)	(2,186,484)	(1,824)	(23,036)
Adjustments to maintain reserves	(20,482)	8,927	(535)	305	896	(511)	47	(4)

Net equity transactions	(3,106,540)	(4,946,930)	(668,924)	(1,710,062)	(3,424,909)	3,068,242	(1,081)	(22,640)

Net change in contract owners’ equity	530,300	(4,257,564)	738,583	(1,042,896)	(2,639,840)	1,164,027	4,097	(15,101)

Contract owners’ equity at beginning of period	30,914,333	35,171,897	11,197,230	12,240,126	13,428,725	12,264,698	147,628	162,729

Contract owners’ equity at end of period	$31,444,633	30,914,333	11,935,813	11,197,230	10,788,885	13,428,725	151,725	147,628

CHANGE IN UNITS:
Beginning units	2,307,122	2,678,564	1,033,790	1,196,193	1,447,032	1,255,174	11,102	12,848
Units purchased	88,748	147,302	137,415	89,560	1,188,304	2,628,451	55	40
Units redeemed	(306,187)	(518,744)	(198,024)	(251,963)	(1,562,562)	(2,436,593)	(133)	(1,786)

Ending units	2,089,683	2,307,122	973,181	1,033,790	1,072,774	1,447,032	11,024	11,102

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	PMVFHV		PMVHYD		PMVIV		PMVLAD
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$64,105	7,574	22,055	17,621	2,405,179	1,323,736	7,008,640	7,801,260
Realized gain (loss) on investments	17,790	145	(29,303)	(6,604)	2,475,953	(50,853)	(2,400,895)	(3,738,032)
Change in unrealized gain (loss) on investments	328	12,167	27,829	8,911	468,158	(247,019)	6,611,984	5,070,047
Reinvested capital gains	—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	82,223	19,886	20,581	19,928	5,349,290	1,025,864	11,219,729	9,133,275

Equity transactions:

Purchase payments received from contract owners (note 4)	1,669,985	1,134,709	—	409	35,476,336	26,035,584	1,330,093	4,989,574
Transfers between subaccount, net	1,428,728	309,876	82,263	(62,708)	(73,033,200)	9,727,861	8,897,206	22,566,082
Redemptions (notes 2, 3, and 4)	(103,311)	(3,613)	(2,615)	(29,661)	(3,486,728)	(1,519,697)	(45,263,299)	(49,017,728)
Adjustments to maintain reserves	—	(11)	34	(22)	1,354	(219)	(5,136)	819

Net equity transactions	2,995,402	1,440,961	79,682	(91,982)	(41,042,238)	34,243,529	(35,041,136)	(21,461,253)

Net change in contract owners’ equity	3,077,625	1,460,847	100,263	(72,054)	(35,692,948)	35,269,393	(23,821,407)	(12,327,978)

Contract owners’ equity at beginning of period	1,462,101	1,254	325,272	397,326	49,247,929	13,978,536	306,051,924	318,379,902

Contract owners’ equity at end of period	$4,539,726	1,462,101	425,535	325,272	13,554,981	49,247,929	282,230,517	306,051,924

CHANGE IN UNITS:
Beginning units	146,043	129	21,311	27,741	4,446,702	1,304,923	27,364,889	29,318,519
Units purchased	574,583	152,059	36,659	834	4,583,001	3,368,735	2,267,651	4,031,185
Units redeemed	(276,879)	(6,145)	(32,271)	(7,264)	(7,971,129)	(226,956)	(5,363,271)	(5,984,815)

Ending units	443,747	146,043	25,699	21,311	1,058,574	4,446,702	24,269,269	27,364,889

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	PMVRA		PMVRSD		PMVSTA		PMVTRD
	2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$103,655	34,608	32,589	14,477	4,118,031	4,320,525	5,503	5,640
Realized gain (loss) on investments	43,806	(22,279)	(36,302)	(39,940)	(213,589)	(111,429)	(905)	(5,777)
Change in unrealized gain (loss) on investments	146,284	(15,553)	284,906	63,314	340,777	1,179,380	10,783	1,310
Reinvested capital gains	—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	293,745	(3,224)	281,193	37,851	4,245,219	5,388,476	15,381	1,173

Equity transactions:

Purchase payments received from contract owners (note 4)	1,351,409	803,467	15,150	27,572	15,038,805	15,770,138	854	2,483
Transfers between subaccount, net	(2,485,196)	1,086,237	468,268	9,805	18,226,711	15,216,170	9,764	9,899
Redemptions (notes 2, 3, and 4)	(525,038)	(126,207)	(34,786)	(24,825)	(24,942,793)	(18,623,897)	(29,278)	(28,032)
Adjustments to maintain reserves	35	(16)	45	(22)	145	236	(627)	256

Net equity transactions	(1,658,790)	1,763,481	448,677	12,530	8,322,868	12,362,647	(19,287)	(15,394)

Net change in contract owners’ equity	(1,365,045)	1,760,257	729,870	50,381	12,568,087	17,751,123	(3,906)	(14,221)

Contract owners’ equity at beginning of period	3,334,797	1,574,540	1,304,785	1,254,404	130,618,507	112,867,384	222,961	237,182

Contract owners’ equity at end of period	$1,969,752	3,334,797	2,034,655	1,304,785	143,186,594	130,618,507	219,055	222,961

CHANGE IN UNITS:
Beginning units	327,236	147,996	171,817	170,327	11,850,895	10,719,556	21,048	22,629
Units purchased	444,174	196,407	85,660	22,093	4,420,571	4,337,764	1,282	1,471
Units redeemed	(597,494)	(17,167)	(27,472)	(20,603)	(3,679,167)	(3,206,425)	(3,070)	(3,052)

Ending units	173,916	327,236	230,005	171,817	12,592,299	11,850,895	19,260	21,048

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		PVEIB		PVGOB		PVGPB		PVIGIB
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	4,192	(634,994)	(69,477)	(85,736)	(10,305)	(5,863)	48,103	217,912
Realized gain (loss) on investments		1,090,851	783,715	1,593,797	261,194	26,888	1,363	10,554,739	123,837
Change in unrealized gain (loss) on investments		24,955,635	16,670,063	(1,395,767)	1,095,477	429,311	6,032	(2,555,056)	301,197
Reinvested capital gains		14,986,306	6,809,776	513,405	245,439	131,755	—	357,713	65,697

Net increase (decrease) in contract owners’ equity resulting from operations		41,036,984	23,628,560	641,958	1,516,374	577,649	1,532	8,405,499	708,643

Equity transactions:

Purchase payments received from contract owners (note 4)		54,740,743	41,880,508	3,226	3,683	1,960,605	821,349	6,883,075	5,460,425
Transfers between subaccount, net		(4,676,592)	15,309,564	(5,755,777)	231,443	1,682,991	1,366,083	(37,000,851)	(274,573)
Redemptions (notes 2, 3, and 4)		(15,528,652)	(9,301,456)	(767,491)	(520,148)	(167,246)	(8,717)	(1,853,777)	(1,339,653)
Adjustments to maintain reserves		(54,055)	(1,192)	315	(154)	(7)	(10)	412	(165)

Net equity transactions		34,481,444	47,887,424	(6,519,727)	(285,176)	3,476,343	2,178,705	(31,971,141)	3,846,034

Net change in contract owners’ equity		75,518,428	71,515,984	(5,877,769)	1,231,198	4,053,992	2,180,237	(23,565,642)	4,554,677

Contract owners’ equity at beginning of period		201,773,694	130,257,710	5,877,769	4,646,571	2,180,237	—	26,577,534	22,022,857

Contract owners’ equity at end of period	$	277,292,122	201,773,694	—	5,877,769	6,234,229	2,180,237	3,011,892	26,577,534

CHANGE IN UNITS:

Beginning units		9,218,757	6,994,432	153,788	159,188	195,685	—	1,554,884	1,337,915

Units purchased		3,356,030	3,546,199	17,760	32,258	372,941	197,498	1,708,107	475,476

Units redeemed		(1,912,243)	(1,321,874)	(171,548)	(37,658)	(70,649)	(1,813)	(3,132,587)	(258,507)

Ending units		10,662,544	9,218,757	—	153,788	497,977	195,685	130,404	1,554,884

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		PVNOB		PVTIGB		ROCSC		TRHS2
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	(55,247)	(67,581)	(586,076)	225,445	967	489	(4,183,194)	(4,610,110)
Realized gain (loss) on investments		31,782	626,141	125,854	264,761	110	329	11,173,302	9,828,581
Change in unrealized gain (loss) on investments		(138,021)	222,676	10,588,281	(111,106)	(338)	(1,635)	24,954,109	(30,890,236)
Reinvested capital gains		871,077	37,700	2,462,650	—	4,839	2,627	11,287,132	26,311,531

Net increase (decrease) in contract owners’ equity resulting from operations		709,591	818,936	12,590,709	379,100	5,578	1,810	43,231,349	639,766

Equity transactions:

Purchase payments received from contract owners (note 4)		735,376	1,676,757	10,021,578	5,299,771	—	—	20,703,022	22,019,224
Transfers between subaccount, net		(541,288)	3,120,480	4,558,396	(181,329)	1,989	(1,391)	17,712	(7,202,659)
Redemptions (notes 2, 3, and 4)		(312,035)	(280,491)	(5,167,789)	(2,098,869)	(796)	(726)	(33,485,148)	(32,620,383)
Adjustments to maintain reserves		55	(63)	2,785	(664)	12	(4)	(59,510)	10,462

Net equity transactions		(117,892)	4,516,683	9,414,970	3,018,909	1,205	(2,121)	(12,823,924)	(17,793,356)

Net change in contract owners’ equity		591,699	5,335,619	22,005,679	3,398,009	6,783	(311)	30,407,425	(17,153,590)

Contract owners’ equity at beginning of period		7,782,731	2,447,112	32,449,882	29,051,873	64,460	64,771	279,134,460	296,288,050

Contract owners’ equity at end of period	$	8,374,430	7,782,731	54,455,561	32,449,882	71,243	64,460	309,541,885	279,134,460

CHANGE IN UNITS:

Beginning units		555,100	211,758	1,379,289	1,227,979	3,007	3,111	5,198,813	5,524,111

Units purchased		128,394	796,391	695,081	328,232	97	—	978,033	681,560

Units redeemed		(136,500)	(453,049)	(387,336)	(176,922)	(39)	(104)	(1,216,846)	(1,006,858)

Ending units		546,994	555,100	1,687,034	1,379,289	3,065	3,007	4,960,000	5,198,813

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		TRMCG2		VVGGS		VWBF		VWEM
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	(420,835)	(296,225)	6,478	8,869	153,735	233,957	(28,453)	24,984
Realized gain (loss) on investments		(228,238)	1,032,940	26,789	16,811	(62,892)	(186,916)	(586,900)	(431,904)
Change in unrealized gain (loss) on investments		(3,696,283)	(1,548,517)	1,021,587	34,761	528,992	16,730	2,183,250	430,638
Reinvested capital gains		5,425,979	2,008,722	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations		1,080,623	1,196,920	1,054,854	60,441	619,835	63,771	1,567,897	23,718

Equity transactions:

Purchase payments received from contract owners (note 4)		17,043,036	11,427,222	85,209	5,645	51,029	80,775	24,204	79,704
Transfers between subaccount, net		3,551,182	(3,962,042)	998,433	(95,539)	28,099	(128,022)	(7,397,731)	260,263
Redemptions (notes 2, 3, and 4)		(2,983,936)	(2,173,040)	(4,745)	(115,230)	(285,940)	(477,472)	(748,236)	(958,613)
Adjustments to maintain reserves		91	(135)	26	(14)	(2,082)	797	(13,122)	1,751

Net equity transactions		17,610,373	5,292,005	1,078,923	(205,138)	(208,894)	(523,922)	(8,134,885)	(616,895)

Net change in contract owners’ equity		18,690,996	6,488,925	2,133,777	(144,697)	410,941	(460,151)	(6,566,988)	(593,177)

Contract owners’ equity at beginning of period		21,249,922	14,760,997	179,127	323,824	3,787,357	4,247,508	6,566,988	7,160,165

Contract owners’ equity at end of period	$	39,940,918	21,249,922	2,312,904	179,127	4,198,298	3,787,357	—	6,566,988

CHANGE IN UNITS:

Beginning units		1,772,795	1,325,564	12,661	24,811	150,341	169,384	256,682	279,464

Units purchased		2,167,646	2,638,991	71,637	654	4,937	4,960	3,636	18,668

Units redeemed		(670,458)	(2,191,760)	(2,263)	(12,804)	(11,909)	(24,003)	(260,318)	(41,450)

Ending units		3,269,983	1,772,795	82,035	12,661	143,369	150,341	—	256,682

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

		VWHA		VWHAS		PIVF2		VRVDRA
		2025	2024	2025	2024	2025	2024	2025	2024
Investment activity*:
Net investment income (loss)	$	102,125	106,791	313,908	337,122	(47,671)	(5,239)	275,621	95,582
Realized gain (loss) on investments		(38,213)	(163,586)	1,415,955	(1,714,278)	(8,342)	(95)	(371,391)	(807,307)
Change in unrealized gain (loss) on investments		2,575,358	(260,787)	10,731,398	(135,003)	410,772	13,884	(137,186)	2,039,238
Reinvested capital gains		—	—	—	—	507,174	4,430	89,855	222,136

Net increase (decrease) in contract owners’ equity resulting from operations		2,639,270	(317,582)	12,461,261	(1,512,159)	861,933	12,980	(143,101)	1,549,649

Equity transactions:

Purchase payments received from contract owners (note 4)		14,445	56	3,295,881	2,577,641	3,331,148	1,205,525	2,270,468	1,611,459
Transfers between subaccount, net		(170,570)	(214,463)	8,951,352	(2,916,136)	140,040	1,641,775	437,056	(348,643)
Redemptions (notes 2, 3, and 4)		(754,879)	(1,145,220)	(4,783,915)	(4,934,374)	(248,225)	(27,657)	(940,876)	(609,213)
Adjustments to maintain reserves		(59,068)	15,537	(6,318)	2,397	(1)	(14)	4,127	(3,908)

Net equity transactions		(970,072)	(1,344,090)	7,457,000	(5,270,472)	3,222,962	2,819,629	1,770,775	649,695

Net change in contract owners’ equity		1,669,198	(1,661,672)	19,918,261	(6,782,631)	4,084,895	2,832,609	1,627,674	2,199,344

Contract owners’ equity at beginning of period		8,080,266	9,741,938	33,486,092	40,268,723	2,832,609	—	19,709,367	17,510,023

Contract owners’ equity at end of period	$	9,749,464	8,080,266	53,404,353	33,486,092	6,917,504	2,832,609	21,337,041	19,709,367

CHANGE IN UNITS:

Beginning units		312,531	373,229	4,405,674	5,067,207	252,580	—	1,494,153	1,451,675

Units purchased		216	—	2,816,900	927,331	342,789	259,966	402,765	475,846

Units redeemed		(33,552)	(60,698)	(1,967,185)	(1,588,864)	(87,372)	(7,386)	(268,950)	(433,368)

Ending units		279,195	312,531	5,255,389	4,405,674	507,997	252,580	1,627,968	1,494,153

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Index Asset Allocation Fund: Class 2 (WFVAA)*

Allspring Variable Trust - VT Discovery All Cap Growth Fund: Class 2 (WFVOG2)*

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - American High-Income Trust: Class 1 (AFHY)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Variable Investment Fund - Small Cap Portfolio: Service Shares (DVDLS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) Government Money Market Portfolio (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)*

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. High Yield Fund: Series II Shares (AVHY2)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series II Shares (IVDDII)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco V.I. International Growth Fund: Series I (OVIG)

Invesco V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II (LACCA2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)*

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Service Class (LACDVS)*

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)

Lincoln Variable Insurance Products Trust - LVIP BlackRock Equity Dividend Fund: Service Class (LDVS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class (LJPCBS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)*

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class (MVBDS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS Income Portfolio: Service Class (MVIPSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)*

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)*

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P (NVCBDP)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NEW AGE ALPHA ADVISORS, LLC

New Age Alpha Variable Funds Trust - NAA World Equity Income Series (NAWEI)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)

Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class (WRENG)

Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class (WRHIP)

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Aggressive Series: Service Class (WRPAP)

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Conservative Series: Service Class (WRPCP)

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive Series: Service Class (WRPMAP)

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class (WRPMAV)

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Conservative Series: Service Class (WRPMCP)

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class (WRPMCV)*

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate - Managed Volatility Series: Service Class (WRPMMV)*

Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate Series: Service Class (WRPMP)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)*

Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)*

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VICTORY FUNDS

Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

*	At December 31, 2025, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025. For the subaccounts listed below with inception dates in 2025, the financial statements are as of December 31, 2025 and for the period from the inception date to December 31, 2025. For the subaccounts listed below with inception dates in 2024, the prior year financial statements reflect the period from inception date to December 31, 2024.

	Inception Date	Liquidation Date
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Service Class (LACDVS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)	4/26/2024
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)	5/1/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II (LACCA2)	5/3/2024
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	5/3/2024
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)	5/7/2024
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)	5/7/2024
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)	5/8/2024
American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)	5/9/2024
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)	5/16/2024
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)	5/16/2024
American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)	5/20/2024
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)	5/28/2024
Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II (PIVF2)	5/28/2024
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)	5/28/2024
Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P (NVCBDP)	2/28/2025
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)	5/5/2025
Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)	5/6/2025

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)	5/9/2025
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class II (NFDIW2)	5/27/2025
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)	6/9/2025
New Age Alpha Variable Funds Trust - NAA World Equity Income Series (NAWEI)	7/31/2025
Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)	11/14/2025
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)		2/28/2025
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)		2/28/2025
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)		4/11/2025
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)		10/24/2025
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)		10/24/2025

The following underlying mutual fund mergers occurred. The subaccounts associated with the acquired underlying mutual funds are no longer available as of December 31, 2025.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II (NVCBD2)	2/28/2025
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P (NVCBDP)	2/28/2025
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	10/24/2025
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	10/24/2025

For the one-year period ended December 31, 2025, the following subaccount name changes occurred:

Subaccount
Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
DVDLS	BNY Mellon Variable Investment Fund - Small Cap Portfolio: Service Shares	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	12/31/2025
FAMP	Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Initial Class	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class	5/1/2025
OVIG	Invesco V.I. International Growth Fund: Series I	Invesco Oppenheimer V.I. International Growth Fund: Series I	8/22/2025
OVIGS	Invesco V.I. International Growth Fund: Series II	Invesco Oppenheimer V.I. International Growth Fund: Series II	8/22/2025
LDVS	Lincoln Variable Insurance Products Trust - LVIP BlackRock Equity Dividend Fund: Service Class	Lincoln Variable Insurance Products Trust - LVIP Macquarie Value Fund: Service Class	5/1/2025
GEM2	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II	2/3/2025
HIBF	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	5/1/2025
MSBF	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	6/26/2025
NCPG2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	5/1/2025

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

NCPGI2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	5/1/2025
NVCBD1	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I	1/27/2025
NVCBD2	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II	1/27/2025
NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	5/1/2025
NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	5/1/2025
NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	5/1/2025
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	5/1/2025
NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	5/1/2025
NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	5/1/2025
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	5/1/2025
NVMIVX	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	1/31/2025
NVMIVZ	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	1/31/2025
NVNSR1	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	6/18/2025
NVNSR2	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	6/18/2025
NVTIV3	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	1/31/2025
TRF	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	9/22/2025
TRF2	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	9/22/2025
AMSRS	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	7/28/2025
DWVSVS	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	10/31/2025
WRASP	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	12/1/2025
WRENG	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class	10/31/2025
WRHIP	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class	10/31/2025
WRMCG	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	10/31/2025
WRPAP	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Aggressive Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Aggressive Series: Service Class	10/31/2025
WRPCP	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Conservative Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Conservative Series: Service Class	10/31/2025
WRPMAP	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive Series: Service Class	10/31/2025

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

WRPMAV	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class	10/31/2025
WRPMCP	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Conservative Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative Series: Service Class	10/31/2025
WRPMCV	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class	10/31/2025
WRPMMV	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate - Managed Volatility Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate - Managed Volatility Series: Service Class	10/31/2025
WRPMP	Ivy Variable Insurance Portfolios - Nomura VIP Pathfinder Moderate Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate Series: Service Class	10/31/2025
PIVF2	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	3/31/2025

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2025 of such funds. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(h) Segment Disclosures

The subaccounts have acted as single reportable segments and the public entity’s chief operating decision maker (“CODM”) is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2)	Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Premium Based Sales Charge – assessed quarterly as an annualized percentage of Purchase Payments	0.15% - 0.70%
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Return of Premium Death Benefit with Spousal Protection	0.20%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Highest Anniversary Value Death Benefit Option	0.20% - 0.40%
Highest Anniversary Value Death Benefit Option with Spousal Protection	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%
Nationwide Lifetime Income Rider Plus Core	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Core	0.40%
Nationwide Lifetime Income Rider Plus Accelerated	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Accelerated	0.40%
Nationwide Lifetime Income Rider Plus Max	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Max	0.40%
Nationwide Lifetime Income Rider Plus Empire	1.60%
Joint Option for the Nationwide Lifetime Income Rider Plus Empire	0.30%

(3)	Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2025 and 2024, total transfers to the Separate Account from the fixed account were $356,937,818 and $332,736,465, respectively, and total transfers from the Separate Account to the fixed account were $88,765,273 and $103,257,331, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5)	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Separate Account’s view of market assumptions in the absence of observable market information. The Separate Account uses valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs. In determining fair value, the Separate Account generally uses the market approach as its valuation technique.

The Separate Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest-priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes assets and liabilities held at fair value as follows:

*

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

*

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

*

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$28,839	$4,936
ALVGIA	2,860,617	1,288,910
ALVGIB	275,921	1,313,770
ALVIVB	2,680,420	2,249,969
ALVPGB	11,998,613	22,038,868
ALVSVA	22,314	129,413
ALVSVB	23,630,733	15,029,205
ALMGI2	—	233,454
SVDF	5,118	3,698
SVOF	79,595	41,018
WFVOG2	1,792	5,516
WFVSCG	11,437,956	28,430,854
AAEIP3	31,492	3,075
ARLPE3	655,461	616,298
AFGC	13,019	44,858
AFGF	867,459	3,704,347
AFHY	73,700	72,508
AMVBC4	99,210,009	3,931,453
AMVCB4	33,250,463	18,899,158
AMVGL4	14,943,350	715,752
AMVGS4	6,414,763	1,931,966
AMVGV2	23,201,521	13,563,674
AMVHI4	39,741,211	6,498,183
AMVI4	48,202	66,291
AMVNW4	24,111,881	2,596,853
AMVUA4	564,170	95,087
AVPAP2	36,074,947	496,032,394
BRVCA3	2,275,904	686,929
BRVDA3	45,281,159	11,050,636
BRVED3	17,863,170	44,410,893
BRVHY3	16,054,600	10,507,916
BRVTR3	91,735,586	54,455,120
MLVGA3	42,277,442	42,427,246
DCAP	4,645	3,429
DCAPS	49,270	9,898

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

DGI	1,771,641	2,725,811
DSIF	16,489,450	37,161,380
DSIFS	53,231	161,945
DSRG	3,837,462	50,191,314
DVDLS	36,168	50,922
DVMCSS	4,297,367	8,726,394
DVSCS	5,961,080	9,226,627
CVN1IF	69,840,796	12,179,253
CVSBF	2,315,751	2,232,412
CHSMM	3,156,342	2,140,945
CLVGT2	42,911,587	6,849,466
CLVHY2	4,330,110	2,032,849
ETVFR	8,781,302	18,106,631
FQB	191,238	276,975
FQBS	970,913	1,483,207
FVU2S	230,734	87,136
FAMP	4,676,567	8,157,781
FB2	121,141,132	161,295,423
FC2	190,954,762	43,176,757
FDSCS2	2,121,132	625,317
FEI2	57,209,677	55,200,735
FEIP	18,526,069	32,912,989
FEMS2	12,075,565	84,758,445
FF10S	310,410	517,373
FF10S2	18,760,992	40,091,500
FF20S	1,395,067	2,057,426
FF20S2	22,406,077	40,023,743
FF30S	1,311,692	3,483,984
FF30S2	10,678,493	10,642,805
FG2	199,957,749	109,987,674
FGI2	163,587,806	146,897,657
FGP	75,744,811	72,114,447
FHIP	2,871,120	3,425,672
FIGBP2	190,229,334	141,343,946
FIGBS	1,174,433	2,030,157
FMC2	23,952,161	30,154,600
FMCS	2,071,672	1,941,147
FNRS2	12,150,403	19,217,304
FO2	33,257,298	25,116,801
FOP	5,111,223	5,920,847
FRESS2	1,679,035	3,657,440
FV2	2,435,093	174,185
FVFRHI	23,035,577	30,059,947
FVICA2	3,385,075	673,360
FVSIS2	6,050,814	522,513
FVSS	367,703	1,318,922
FVSS2	30,893,047	10,106,762
FTVDM2	937,870	7,713,146
FTVFA2	3,437,685	8,586,777
FTVGI2	512,294	6,950,878
FTVIS2	12,143,215	26,363,734
FTVMD2	110,489	218,405
FTVRD2	9,539	3,813
FTVSI2	184,164	212,001
FTVSV2	6,079,647	9,632,244

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

TIF2	2,436,882	3,931,533
GVGMNS	946,492	1,573,023
GVSSCS	138,884	149,153
RVARS	410,672	1,769,499
ACEG2	50,878	159,030
AVHY2	295,241	48,043
IVBRA1	11,342	5,016
IVCPB2	3,596,281	720,619
IVCPBI	607,350	1,291,075
IVDDII	3,010,661	420,532
IVKEI1	1,301,550	2,429,589
IVMCC2	1,302,920	2,673,336
OVAG	1,441,698	1,539,080
OVAG2	4,259,446	3,429,776
OVGIS	7,107	4,949
OVGS	20,988,596	16,555,728
OVGSS	22,068,045	125,978,569
OVIG	237,826	163,392
OVIGS	154,651	290,395
OVSB	767,127	254,043
OVSBS	389,673	490,982
OVSC	679,816	781,345
OVSCS	29,521,219	20,008,518
JABS	23,713,539	18,597,192
JACAS	19,104,808	140,307,280
JAFBS	29,827,407	13,979,970
JAGSEI	4,153,338	5,331,338
JAGTS	103,074,620	69,950,146
JAIGS	7,613,836	4,555,675
JAMGS	21,582,513	1,259,611
JAWGS	14,759,920	2,052,683
LZREMS	739,425	292,119
SBVSG2	12,550,796	3,848,330
LACB2	582,401	2,454,495
LACCA2	5,449	23,407
LACDV2	66,203	12,228,391
LACDVS	33,564	2,749,563
LACI2	78	4,566
LACIP2	347,552	836,611
LACIPS	15,458,270	211,236,145
LACMV2	738,691	946,252
LACMVS	12,336,051	157,551,121
LACVS	2,815,096	4,713,289
LDVS	177,922	167,730
LJPCBS	10,041,144	9,198,311
LJPMVS	1,038,151	1,154,473
LOVSDC	539,306	150,414
LOVTRC	44,584,232	12,448,963
M2IGSS	891,795	6,601,728
M3GRES	24,063	24,516
MEGSS	23,269,211	2,475,346
MMCGSC	4,843,147	1,014,562
MNDSC	11,734,308	13,506,356
MV2RIS	11,741,988	28,067,338
MV3LMS	7,871,846	2,166,256

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

MV3MVS	23,388,469	3,235,965
MVBDS	5,396,272	1,195,412
MVBRES	167,723	146,129
MVFSC	50,038,433	362,812,102
MVIGSC	22,168,183	6,019,093
MVIPSC	2,874,650	515,694
MVIVSC	27,453,499	65,741,470
MVRBSS	1,294,728	354,317
MVUSC	49,339	42,495
MSEM	100,829	75,304
MSEMB	55,224	10,969
MSVEG2	38,522,407	114,751,259
DTRTFB	17,895,450	4,440,651
EIF	314,132	878,723
EIF2	46,185,394	62,728,236
GBF	12,147,858	24,573,169
GBF2	40,731	24,462
GEM	121,240,440	6,875,146
GEM2	4,796,472	45,374,341
GIG	15,625,227	2,619,179
GVAAA2	359,857,272	891,457,819
GVABD2	383,865,761	651,978,152
GVAGG2	44,770,033	42,323,936
GVAGI2	417,119,434	736,357,529
GVAGR2	254,069,699	206,265,941
GVDMA	10,609,841	77,066,195
GVDMC	3,929,752	71,878,509
GVEX1	3,301,395	255,637
GVEX2	266,950,670	155,616,776
GVIDA	19,609,350	28,279,219
GVIDC	35,189,457	88,511,777
GVIDM	3,360,615	217,353,815
GVIX2	878,091	2,818,128
GVIX8	66,700,186	25,002,389
HIBF	4,947,906	7,011,651
IDPG2	2,576,008	149,166,571
IDPGI2	2,973,420	52,652,397
MCIF	89,952,182	38,871,371
MCIF2	934,399	199,475
MSBF	140,373,207	19,494,585
NAMAA2	11,627,349	396,734,784
NAMGI2	67,996,565	140,152,404
NCPG2	24,847,649	167,001,741
NCPGI2	6,018,765	65,158,464
NDES2	15,938,106	618,521
NFDIW1	463,959	461
NFDIW2	108,810,257	2,945,832
NJMIM2	179,139,478	3,189,216
NJNDE2	35,847,303	11,937,599
NLCG2	127,848,652	2,953,596
NNASD2	138,976,091	7,332,624
NVAMV1	3,911,381	3,972,898
NVAMV2	7,420,507	11,229,257
NVAMVX	12,536,897	1,659,076
NVAMVZ	361,728,927	37,595,468

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

NVBX	1,219,186	73,488
NVCBD1	1,479,416	873,442
NVCBD2	3,599,382	70,901,041
NVCBDP	452,422,025	52,443,330
NVCCA2	48,073,667	275,857,683
NVCCN2	29,387,549	98,077,907
NVCMA2	15,225,678	48,175,351
NVCMC2	11,166,684	70,944,724
NVCMD2	38,534,240	275,197,741
NVCRA2	21,225,532	23,929,649
NVCRB2	28,164,276	231,454,422
NVDBL2	2,655,705	164,766,371
NVDCA2	438,115,503	163,453,176
NVFIII	15,659,900	5,148,731
NVGEII	9,426,444	10,203,748
NVIE6	153,405,176	9,927,564
NVMGA2	6,209,369	55,444,005
NVMIVX	823,288	899,654
NVMIVZ	71,743,642	62,716,018
NVMLG1	4,424,824	4,202,230
NVMLG2	119,232,128	68,015,461
NVMM2	2,549,671	3,203,372
NVMMG1	1,430,273	17,634,204
NVMMG2	5,028,354	22,704,650
NVMMV1	42,508	88,084
NVMMV2	156,669,862	29,184,716
NVNMO1	9,659,463	9,052,232
NVNMO2	6,792,621	9,428,305
NVNSR1	214,243	658,041
NVNSR2	7,437,087	15,790,162
NVOLG1	4,235,745	59,184,772
NVOLG2	10,280,609	97,283,120
NVRE1	958,960	4,309,221
NVRE2	5,572,476	14,050,511
NVSIX2	52,844,347	31,366,359
NVSTB2	16,326,370	29,971,471
NVTIV3	393,392	3,454,676
SAM	293,174,214	289,508,346
SCF	4,636,673	8,013,551
SCF2	20,230,771	32,870,413
SCGF	3,429,653	945,005
SCGF2	28,088,258	23,504,083
SCVF	1,579,952	2,714,262
SCVF2	7,004,941	4,845,591
TRF	10,014,631	14,289,903
TRF2	14,370,089	16,347,173
AMCG	660	2,772
AMMCGS	1,611,940	744,778
AMSRS	975,953	3,243,290
AMTB	4,637,402	6,625,342
NAWEI	14,632,841	14,792
DWVSVS	17,543,357	14,457,399
WRASP	9,883,943	19,398,829
WRENG	1,763	592
WRHIP	2,893,821	8,787,340

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

WRMCG	70,021,804	21,279,233
WRPAP	708	387
WRPCP	66,068	207,403
WRPMAP	388,976	6,949,126
WRPMAV	58,096	639,311
WRPMCP	109,723	723,568
WRPMP	301,569	2,363,430
NOTB4	128,308	373,415
NOTG4	53,448	315,288
NOTMG4	251,985	752,150
MNCPS2	86,725	19,575
PMUBA	135,066	2,727
PMVAAD	2,241,375	4,411,532
PMVEBD	2,077,470	2,144,374
PMVFAD	11,321,558	14,491,592
PMVFHA	5,805	2,356
PMVFHV	5,658,437	2,598,928
PMVHYD	582,942	481,239
PMVIV	48,769,093	87,407,506
PMVLAD	28,047,535	56,074,896
PMVRA	4,320,212	5,875,382
PMVRSD	561,509	80,287
PMVSTA	38,033,616	25,592,862
PMVTRD	23,740	36,897
PVEIB	69,337,295	19,811,320
PVGOB	1,221,872	7,297,987
PVGPB	4,383,222	785,421
PVIGIB	30,567,421	62,133,158
PVNOB	2,537,820	1,839,937
PVTIGB	19,143,478	7,854,731
ROCSC	8,083	1,082
TRHS2	35,719,158	41,379,655
TRMCG2	26,737,185	4,121,760
VVGGS	1,152,605	67,231
VWBF	322,881	375,966
VWEM	118,536	8,268,762
VWHA	235,893	1,044,778
VWHAS	22,532,754	14,755,544
PIVF2	4,451,882	769,416
VRVDRA	4,902,048	2,769,923

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(6)	Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2025, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2025. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

Subaccount Abbreviation*	Contract Expense Rate**			Units		Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio***	Total Return****

ALVBWB
2025	0.40%			9,445	$23.73			$ 224,081	1.90%	16.89%
2024	0.40%			9,010	20.30			182,865	1.78%	8.14%
2023	0.40%			9,312	18.77			174,768	0.85%	12.21%
2022	0.40%			12,242	16.73			204,766	3.07%	-19.49%
2021	0.40%			12,916	20.78			268,365	0.24%	12.91%
ALVDAA
2023	0.60%			3,985	13.97			55,671	0.88%	13.02%
2022	0.60%			3,848	12.36			47,564	2.89%	-18.94%
2021	0.60%			4,093	15.25			62,410	1.90%	9.02%
ALVGIA
2025	1.15%	to	2.40%	200,198	11.70	to	11.45	2,332,254	1.19%	9.20%	to	7.82%
2024	1.15%	to	2.40%	70,926	10.71	to	10.62	757,954	1.03%	7.14%	to	6.24%	*****
ALVGIB
2025	0.95%	to	2.15%	48,361	50.89	to	47.88	2,754,003	0.87%	9.15%	to	7.83%
2024	0.95%	to	2.20%	73,365	46.62	to	43.91	3,745,080	1.30%	11.69%	to	10.27%
2023	0.95%	to	2.20%	94,281	41.74	to	39.82	4,272,200	1.24%	10.66%	to	9.27%
2022	0.95%	to	2.20%	105,433	37.72	to	36.44	4,312,288	1.06%	-5.33%	to	-6.52%
2021	0.95%	to	2.20%	100,102	39.84	to	38.98	4,398,361	0.64%	26.62%	to	25.03%
ALVIVB
2025	0.40%	to	2.75%	333,675	14.53	to	12.10	4,388,029	2.80%	40.71%	to	37.39%
2024	0.40%	to	2.55%	318,849	10.33	to	8.93	3,062,568	2.54%	4.39%	to	2.12%
2023	0.40%	to	2.55%	241,027	9.89	to	8.74	2,244,581	0.33%	14.37%	to	11.91%
2022	0.40%	to	2.05%	235,563	8.65	to	8.00	1,940,486	3.93%	-14.14%	to	-15.56%
2021	0.40%	to	2.40%	290,594	10.07	to	9.35	2,806,014	1.86%	10.41%	to	8.19%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

ALVPGB
2025	0.85%	to	2.30%	1,354,657	13.01	to	12.69	17,475,865	0.00%	11.89%	to	10.26%
2024	1.05%	to	2.35%	2,248,231	11.61	to	11.51	26,021,617	0.00%	16.10%	to	15.08	%*****
ALVSVA
2025	0.40%	to	0.60%	5,104	27.52	to	26.83	139,575	0.76%	2.47%	to	2.27%
2024	0.40%	to	0.60%	9,647	26.86	to	26.24	256,899	0.86%	9.58%	to	9.36%
2023	0.40%	to	0.60%	10,633	24.51	to	23.99	258,781	1.16%	16.71%	to	16.48%
2022	0.40%	to	0.60%	19,141	21.00	to	20.60	399,655	1.11%	-15.97%	to	-16.13%
2021	0.40%	to	0.60%	24,079	24.99	to	24.56	599,151	0.73%	35.40%	to	35.13%
ALVSVB
2025	0.40%	to	2.80%	1,797,731	37.47	to	41.85	107,025,375	0.60%	2.23%	to	-0.24%
2024	0.40%	to	2.80%	1,842,221	36.65	to	41.95	108,264,932	0.65%	9.28%	to	6.63%
2023	0.40%	to	2.85%	2,050,730	33.54	to	38.93	111,286,624	0.81%	16.40%	to	13.54%
2022	0.40%	to	2.85%	2,174,091	28.82	to	34.29	102,586,045	0.82%	-16.15%	to	-18.21%
2021	0.40%	to	2.85%	2,421,295	34.37	to	41.92	138,828,800	0.60%	35.06%	to	31.74%
ALMGI2
2025	0.95%	to	1.05%	7,738	15.03	to	14.98	116,070	0.00%	15.66%	to	15.54%
2024	0.95%	to	1.05%	22,862	13.00	to	12.96	296,548	0.00%	19.91%	to	19.79%
2023	0.95%	to	1.05%	26,211	10.84	to	10.82	283,769	0.00%	22.01%	to	21.88%
2022	0.95%	to	1.05%	26,168	8.88			232,376	0.00%	-11.16%	to	-11.21	%*****
WFVOG2
2024	1.40%			89	53.67			4,772	0.00%	19.30%
2023	1.40%			282	44.99			12,698	0.00%	31.31%
2022	1.40%			285	34.26			9,765	0.00%	-38.08%
2021	1.40%			291	55.33			16,102	0.00%	13.36%
WFVSCG
2025	0.40%	to	2.55%	2,242,886	59.48	to	39.56	111,767,166	0.00%	8.82%	to	6.47%
2024	0.40%	to	2.55%	2,696,809	54.66	to	37.15	124,676,564	0.00%	18.23%	to	15.66%
2023	0.40%	to	2.75%	2,946,388	46.23	to	30.89	116,209,616	0.00%	3.69%	to	1.25%
2022	0.40%	to	2.75%	2,886,784	44.59	to	30.50	110,568,906	0.00%	-34.68%	to	-36.22%
2021	0.40%	to	2.75%	2,678,036	68.26	to	47.83	158,327,753	0.00%	7.21%	to	4.68%
AAEIP3
2025	0.40%	to	0.60%	11,369	16.49	to	16.14	183,987	4.54%	4.24%	to	4.03%
2024	0.40%	to	0.60%	11,358	15.82	to	15.52	176,641	3.78%	40.03%	to	39.75%
2023	0.40%	to	0.60%	14,281	11.30	to	11.10	159,397	3.06%	13.45%	to	13.22%
2022	0.40%	to	0.60%	15,867	9.96	to	9.81	156,273	4.62%	16.85%	to	16.62%
2021	0.40%	to	0.60%	8,676	8.52	to	8.41	73,628	2.45%	37.22%	to	36.95%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

ARLPE3
2025	0.60%			5,994	17.36			104,052	4.28%	0.75%
2024	0.60%			6,289	17.23			108,351	8.43%	17.30%
2023	0.60%			6,554	14.69			96,269	0.00%	28.03%
2022	0.60%			6,940	11.47			79,623	12.47%	-29.33%
2021	0.60%			6,940	16.24			112,676	4.16%	23.19%
AFGC
2025	1.30%			7,562	38.17			288,639	4.24%	6.61%
2024	1.30%			8,632	35.81			309,092	4.15%	-0.33%
2023	1.30%			9,734	35.93			349,715	3.64%	1.87%
2022	1.30%			11,683	35.27			412,027	3.11%	-11.90%
2021	1.30%			17,175	40.03			687,566	1.52%	-1.74%
AFGF
2025	1.30%			19,277	585.40			11,284,960	0.23%	18.97%
2024	1.30%			26,476	492.08			13,028,436	0.53%	30.24%
2023	1.30%			38,001	377.83			14,357,848	0.61%	37.01%
2022	1.30%			39,482	275.76			10,887,927	0.57%	-30.67%
2021	1.30%			43,683	397.75			17,375,021	0.46%	20.71%
AFHY
2025	1.30%			1,804	92.39			166,639	6.75%	7.11%
2024	1.30%			1,903	86.26			164,180	6.40%	8.49%
2023	1.30%			2,250	79.51			178,862	6.01%	11.23%
2022	1.30%			4,087	71.48			292,086	7.69%	-10.19%
2021	1.30%			5,145	79.60			409,537	3.73%	7.32%
AMVBC4
2025	0.40%	to	2.75%	10,777,940	22.52	to	14.52	219,279,046	1.49%	16.43%	to	13.69%
2024	0.40%	to	2.75%	6,400,750	19.34	to	12.77	111,322,606	1.84%	18.37%	to	15.57%
2023	0.40%	to	2.75%	3,180,461	16.34	to	11.05	45,975,354	2.22%	16.51%	to	13.77%
2022	0.40%	to	2.40%	1,307,814	14.03	to	9.74	16,382,936	3.27%	-9.05%	to	-2.61%
2021	0.40%	to	1.45%	204,215	15.42	to	14.79	3,085,728	1.59%	27.00%	to	25.66%
AMVCB4
2025	0.40%	to	2.40%	2,029,400	17.33	to	12.61	26,469,315	2.86%	19.68%	to	17.27%
2024	0.40%	to	2.40%	802,448	14.48	to	10.75	9,009,144	5.69%	9.49%	to	7.50%
2023	0.40%	to	0.60%	82,868	13.23	to	13.08	1,089,931	2.78%	8.32%	to	8.10%
2022	0.40%	to	0.60%	60,837	12.21	to	12.10	738,854	2.58%	-7.74%	to	-7.93%
2021	0.40%	to	0.60%	47,995	13.24	to	13.14	631,823	2.71%	14.22%	to	13.99%
AMVGL4

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.85%	to	2.25%	1,479,103	12.18	to	11.89	17,840,315	2.03%	15.96%	to	14.33%
2024	1.05%	to	1.95%	255,163	10.49	to	10.42	2,670,311	1.99%	4.88%	to	4.24	%*****
AMVGS4
2025	0.40%	to	2.40%	1,011,621	14.59	to	11.85	12,390,925	0.24%	13.87%	to	11.59%
2024	0.40%	to	2.40%	611,573	12.81	to	10.62	6,752,797	0.79%	1.71%	to	-0.35%
2023	0.40%	to	2.40%	234,857	12.60	to	10.65	2,650,028	0.03%	15.32%	to	6.55%
2022	0.40%	to	0.60%	58,445	10.92	to	10.82	633,071	0.00%	-29.97%	to	-30.11%
2021	0.40%	to	0.60%	56,798	15.60	to	15.48	880,112	0.00%	6.00%	to	5.79%
AMVGV2
2025	0.40%	to	2.75%	4,487,217	10.53	to	9.65	45,521,739	4.60%	7.32%	to	4.78%
2024	0.40%	to	2.75%	3,655,675	9.81	to	9.21	34,894,170	4.67%	0.34%	to	-2.04%
2023	0.40%	to	2.75%	2,278,788	9.78	to	9.40	21,904,264	4.61%	2.48%	to	0.07%
2022	0.40%	to	2.20%	814,742	9.54	to	9.43	7,725,639	7.50%	-4.57%	to	-5.71	%*****
AMVHI4
2025	0.95%	to	2.40%	4,255,510	11.43	to	11.16	48,336,310	7.92%	6.91%	to	5.35%
2024	0.95%	to	2.30%	1,427,719	10.69	to	10.60	15,230,361	9.58%	6.94%	to	5.96	%*****
AMVI4
2025	0.40%	to	1.15%	79,125	13.49	to	14.38	1,047,865	1.17%	25.90%	to	24.95%
2024	0.40%	to	1.15%	80,567	10.72	to	11.51	850,923	1.00%	2.52%	to	1.74%
2023	0.40%	to	1.15%	79,338	10.45	to	11.31	821,129	1.13%	15.10%	to	14.23%
2022	0.40%	to	1.15%	80,853	9.08	to	9.90	730,127	1.67%	-21.34%	to	-21.93%
2021	0.40%	to	1.15%	55,554	11.55	to	12.69	639,291	2.42%	-2.11%	to	-2.84%
AMVNW4
2025	0.90%	to	2.40%	3,588,418	16.42	to	13.68	57,338,208	1.12%	26.78%	to	24.86%
2024	0.90%	to	2.40%	2,198,317	12.95	to	10.95	27,685,124	1.42%	5.37%	to	3.77%
2023	0.90%	to	2.40%	1,279,870	12.29	to	10.56	15,269,330	1.88%	6.67%	to	12.90%
2022	0.95%	to	2.00%	260,431	10.71	to	9.38	2,735,577	1.69%	-22.99%	to	-6.24%
2021	0.95%	to	1.35%	29,929	13.91	to	13.82	415,042	0.81%	3.64%	to	3.22%
AMVUA4
2025	0.90%	to	1.10%	176,005	10.58	to	10.53	1,861,784	4.45%	6.57%	to	6.36%
2024	0.90%	to	1.10%	135,815	9.93	to	9.90	1,348,718	6.00%	-0.47%	to	-0.67%
2023	0.90%	to	1.10%	51,450	9.98	to	9.96	513,348	7.56%	-0.22%	to	-0.35	%*****
AVPAP2
2025	0.40%			709	21.53			15,261	2.02%	11.22%
2024	0.40%	to	2.75%	24,772,754	19.35	to	14.65	458,355,905	1.92%	14.17%	to	11.46%
2023	0.40%	to	2.75%	29,868,911	16.95	to	13.14	489,923,282	1.83%	9.79%	to	7.21%
2022	0.40%	to	2.75%	34,391,806	15.44	to	12.26	519,495,353	2.17%	-14.31%	to	-16.33%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.40%	to	2.85%	38,311,866	18.02	to	14.52	682,553,219	1.35%	12.05%	to	9.30%
BRVCA3
2025	0.90%	to	1.10%	254,024	18.12	to	18.02	4,599,788	0.00%	10.77%	to	10.55%
2024	0.90%	to	1.10%	188,730	16.36	to	16.30	3,085,563	0.00%	30.74%	to	30.48%
2023	0.90%	to	1.10%	90,799	12.51	to	12.49	1,135,678	0.00%	25.11%	to	24.95	% *****
BRVDA3
2025	0.75%	to	2.40%	4,320,676	12.50	to	12.15	57,431,311	3.28%	14.51%	to	12.61%
2024	0.90%	to	1.95%	1,814,807	11.96	to	10.83	21,333,252	4.98%	10.35%	to	8.26%
2023	0.90%	to	1.10%	133,362	10.84	to	10.82	1,444,543	3.03%	8.37%	to	8.23	%*****
BRVED3
2025	0.40%	to	2.50%	5,853,928	26.82	to	21.37	140,395,142	1.91%	20.83%	to	18.29%
2024	0.40%	to	2.85%	7,608,653	22.20	to	17.45	152,482,367	2.20%	9.26%	to	6.56%
2023	0.40%	to	2.85%	9,927,122	20.32	to	16.37	183,932,975	1.77%	11.54%	to	8.81%
2022	0.40%	to	2.85%	11,796,314	18.21	to	15.05	198,076,261	1.42%	-4.49%	to	-6.83%
2021	0.40%	to	2.85%	13,407,076	19.07	to	16.15	238,259,220	1.28%	19.82%	to	16.87%
BRVHY3
2025	0.40%	to	2.40%	5,494,231	14.89	to	12.94	79,211,879	6.46%	8.65%	to	6.47%
2024	0.40%	to	2.40%	5,391,423	13.70	to	12.16	72,184,468	6.64%	7.42%	to	5.25%
2023	0.40%	to	2.40%	5,419,771	12.75	to	11.55	68,220,109	6.24%	12.49%	to	10.24%
2022	0.40%	to	2.50%	5,146,571	11.34	to	10.40	58,100,082	4.96%	-10.92%	to	-12.79%
2021	0.40%	to	2.55%	4,942,037	12.73	to	11.88	63,267,127	4.10%	4.81%	to	2.54%
BRVTR3
2025	0.40%	to	2.50%	55,928,006	11.39	to	9.07	576,988,658	4.01%	7.17%	to	4.91%
2024	0.40%	to	2.85%	53,811,540	10.62	to	8.35	522,468,325	4.10%	0.73%	to	-1.76%
2023	0.40%	to	2.85%	52,479,741	10.55	to	8.50	510,113,688	3.54%	5.00%	to	2.43%
2022	0.40%	to	2.85%	48,491,736	10.04	to	8.30	452,740,654	1.89%	-14.62%	to	-16.71%
2021	0.40%	to	2.85%	46,245,716	11.76	to	9.96	510,155,837	1.38%	-2.08%	to	-4.49%
MLVGA3
2025	0.40%	to	2.75%	10,508,346	31.02	to	20.84	267,523,205	4.07%	19.03%	to	16.23%
2024	0.40%	to	2.75%	11,925,998	26.06	to	17.93	257,798,767	1.40%	8.49%	to	5.92%
2023	0.40%	to	2.75%	13,586,382	24.02	to	16.93	273,311,258	2.45%	12.04%	to	9.41%
2022	0.40%	to	2.75%	14,835,357	21.44	to	15.47	269,201,496	0.00%	-16.41%	to	-18.38%
2021	0.40%	to	2.75%	16,077,316	25.65	to	18.95	352,943,929	0.82%	5.99%	to	3.49%
DCAPS
2025	0.40%	to	1.50%	6,160	47.33	to	60.65	306,028	0.16%	9.35%	to	8.14%
2024	0.40%	to	1.50%	6,208	43.28	to	56.08	283,504	0.18%	12.03%	to	10.79%
2023	0.40%	to	1.50%	7,309	38.64	to	50.62	295,663	0.49%	20.19%	to	18.86%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.40%	to	1.50%	7,547	32.15	to	42.59	255,984	0.43%	-18.58%	to	-19.48%
2021	0.40%	to	1.50%	7,562	39.48	to	52.89	316,876	0.25%	26.27%	to	24.87%
DGI
2025	0.80%	to	1.40%	225,041	89.07	to	74.69	17,214,513	0.45%	15.90%	to	15.20%
2024	0.80%	to	1.40%	254,962	76.85	to	64.83	16,912,959	0.54%	21.74%	to	21.00%
2023	0.80%	to	1.40%	285,127	63.13	to	53.58	15,620,103	0.65%	25.67%	to	24.92%
2022	0.80%	to	1.40%	302,903	50.23	to	42.89	13,268,821	0.79%	-15.50%	to	-16.01%
2021	0.80%	to	1.40%	324,886	59.44	to	51.07	16,926,571	0.47%	24.63%	to	23.87%
DSIF
2025	1.30%	to	1.40%	1,545,133	163.59	to	157.88	250,061,144	1.02%	16.00%	to	15.89%
2024	0.80%	to	1.40%	1,776,613	126.79	to	136.23	247,661,594	1.16%	23.66%	to	22.91%
2023	0.80%	to	1.40%	1,998,337	102.53	to	110.84	226,509,474	1.41%	24.92%	to	24.17%
2022	0.80%	to	1.40%	2,220,858	82.08	to	89.26	202,614,556	1.33%	-18.97%	to	-19.46%
2021	0.80%	to	1.40%	2,422,495	101.29	to	110.83	274,133,955	1.14%	27.38%	to	26.62%
DSIFS
2025	1.45%	to	1.55%	8,350	81.16	to	79.30	677,602	0.77%	15.54%	to	15.42%
2024	1.45%	to	1.55%	10,233	70.25	to	68.70	717,165	0.91%	22.53%	to	22.41%
2023	1.45%	to	1.55%	7,685	57.33	to	56.13	439,218	1.16%	23.79%	to	23.66%
2022	1.45%	to	1.55%	9,675	46.31	to	45.39	447,011	1.08%	-19.70%	to	-19.78%
2021	1.45%	to	1.55%	11,520	57.68	to	56.58	663,173	0.76%	26.26%	to	26.13%
DSRG
2025	0.80%	to	1.30%	4,465	101.72	to	120.49	459,160	0.29%	15.04%	to	14.46%
2024	0.80%	to	1.40%	430,685	88.42	to	96.64	44,446,113	0.54%	23.89%	to	23.13%
2023	0.80%	to	1.40%	471,702	71.37	to	78.48	39,496,780	0.74%	22.83%	to	22.09%
2022	0.80%	to	1.40%	510,415	58.11	to	64.28	34,994,845	0.53%	-23.49%	to	-23.95%
2021	0.80%	to	1.40%	555,601	75.95	to	84.53	50,019,348	0.76%	25.98%	to	25.22%
DVDLS
2025	0.95%	to	1.85%	16,270	30.05	to	31.46	547,004	0.45%	9.64%	to	8.65%
2024	0.95%	to	1.90%	16,760	27.41	to	28.64	510,191	0.51%	3.36%	to	2.37%
2023	0.95%	to	2.10%	19,319	26.52	to	26.81	566,933	0.09%	7.98%	to	6.73%
2022	0.95%	to	2.25%	21,763	24.56	to	24.36	594,318	0.00%	-17.62%	to	-18.70%
2021	0.95%	to	2.25%	21,937	29.81	to	29.97	730,186	0.00%	15.06%	to	13.55%
DVMCSS
2025	0.40%	to	2.55%	1,377,960	23.12	to	17.92	27,925,048	0.44%	9.37%	to	7.01%
2024	0.40%	to	2.85%	1,722,623	21.14	to	16.21	32,264,487	0.61%	11.88%	to	9.11%
2023	0.40%	to	2.85%	1,971,837	18.89	to	14.85	33,374,766	0.55%	17.52%	to	14.63%
2022	0.40%	to	2.85%	2,170,198	16.08	to	12.96	31,629,076	0.46%	-14.63%	to	-16.72%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.40%	to	2.85%	2,480,470	18.83	to	15.56	42,797,568	0.43%	25.06%	to	21.98%
DVSCS
2025	0.40%	to	2.55%	694,638	43.16	to	53.23	41,767,691	1.31%	4.93%	to	2.67%
2024	0.40%	to	2.55%	821,124	41.13	to	51.84	47,701,840	1.14%	7.52%	to	5.19%
2023	0.40%	to	2.55%	944,708	38.25	to	49.28	51,685,721	1.07%	14.93%	to	12.45%
2022	0.40%	to	2.55%	1,030,819	33.29	to	43.83	49,868,075	0.93%	-16.98%	to	-18.77%
2021	0.40%	to	2.55%	1,143,765	40.09	to	53.95	67,131,236	0.71%	25.64%	to	22.93%
CVN1IF
2025	0.65%	to	2.30%	6,172,685	14.42	to	14.02	87,813,750	0.34%	19.32%	to	17.34%
2024	0.75%	to	1.95%	1,865,780	12.07	to	11.98	22,428,327	0.40%	20.74%	to	19.76	%*****
CVSBF
2025	1.10%	to	2.40%	248,594	12.56	to	12.28	3,100,666	1.69%	10.45%	to	9.00%
2024	1.15%	to	2.40%	260,876	11.36	to	11.27	2,958,105	1.99%	13.65%	to	12.69	%*****
CHSMM
2025	0.75%	to	1.35%	710,659	10.89	to	10.44	7,805,283	4.02%	3.33%	to	2.70%
2024	0.75%	to	1.35%	640,732	10.54	to	10.16	6,789,817	4.97%	4.27%	to	3.64%
2023	0.75%	to	1.35%	705,391	10.11	to	9.80	7,194,056	4.77%	4.11%	to	3.48%
2022	0.75%	to	1.35%	742,491	9.71	to	9.47	7,408,715	1.47%	0.67%	to	0.06%
2021	0.75%	to	1.35%	836,847	9.64	to	9.47	8,204,248	0.07%	-0.69%	to	-1.29%
CLVGT2
2025	0.95%	to	2.40%	3,008,012	16.22	to	15.83	48,432,033	0.00%	33.10%	to	31.15%
2024	0.95%	to	2.30%	625,123	12.19	to	12.08	7,599,168	0.00%	21.90%	to	20.79	%*****
CLVHY2
2025	0.40%	to	2.55%	1,537,332	14.34	to	11.87	20,300,291	5.87%	8.06%	to	5.73%
2024	0.40%	to	2.55%	1,428,616	13.27	to	11.23	17,599,328	5.70%	6.45%	to	4.14%
2023	0.40%	to	2.55%	1,543,344	12.47	to	10.78	17,954,243	3.99%	11.42%	to	9.02%
2022	0.40%	to	1.95%	1,175,810	11.19	to	10.24	12,445,453	5.21%	-11.14%	to	-12.52%
2021	0.40%	to	2.40%	1,018,946	12.59	to	11.45	12,250,764	5.04%	4.37%	to	2.27%
ETVFR
2025	0.40%	to	2.75%	5,770,114	14.84	to	11.03	75,451,452	6.74%	3.54%	to	1.10%
2024	0.40%	to	2.75%	6,829,603	14.33	to	10.91	87,089,274	7.90%	7.25%	to	4.70%
2023	0.40%	to	2.75%	7,874,144	13.36	to	10.42	94,396,483	8.20%	10.77%	to	8.16%
2022	0.40%	to	2.80%	8,983,148	12.06	to	9.59	98,063,994	4.61%	-3.12%	to	-5.45%
2021	0.40%	to	2.75%	7,443,287	12.45	to	10.19	83,996,540	2.88%	3.21%	to	0.78%
FQB
2025	0.80%	to	1.40%	155,002	20.52	to	17.77	2,818,570	3.32%	6.23%	to	5.58%
2024	0.80%	to	1.40%	163,138	19.31	to	16.83	2,804,886	3.32%	3.05%	to	2.42%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.80%	to	1.40%	209,921	18.74	to	16.43	3,513,130	2.58%	5.29%	to	4.65%
2022	0.80%	to	1.40%	235,231	17.80	to	15.70	3,761,523	2.63%	-10.00%	to	-10.54%
2021	0.80%	to	1.40%	250,338	19.78	to	17.55	4,469,733	2.56%	-2.18%	to	-2.78%
FQBS
2025	0.95%	to	2.30%	643,388	17.31	to	12.68	9,814,644	3.10%	5.80%	to	4.36%
2024	0.95%	to	2.30%	687,781	16.36	to	12.15	9,979,970	2.78%	2.63%	to	1.22%
2023	0.95%	to	2.30%	749,788	15.94	to	12.01	10,674,950	2.40%	4.85%	to	3.42%
2022	0.95%	to	2.30%	808,674	15.20	to	11.61	11,066,337	2.37%	-10.31%	to	-11.53%
2021	0.95%	to	2.30%	915,778	16.95	to	13.12	14,069,764	2.27%	-2.60%	to	-3.92%
FVU2S
2025	0.95%	to	1.85%	48,124	13.90	to	12.99	653,365	2.78%	5.72%	to	4.76%
2024	0.95%	to	1.85%	39,025	13.15	to	12.40	498,931	1.93%	14.31%	to	13.26%
2023	0.95%	to	1.85%	47,285	11.50	to	10.95	531,367	1.61%	7.30%	to	6.33%
2022	0.95%	to	1.85%	51,079	10.72	to	10.30	536,951	0.00%	-14.81%	to	-15.58%
2021	0.95%	to	1.85%	47,630	12.58	to	12.20	590,460	1.55%	17.13%	to	16.07%
FAMP
2025	0.80%	to	1.40%	885,277	55.59	to	48.56	65,880,152	2.44%	14.06%	to	13.37%
2024	0.80%	to	1.40%	990,405	48.74	to	42.83	64,955,861	2.35%	7.62%	to	6.97%
2023	0.80%	to	1.40%	1,122,472	45.28	to	40.04	68,693,843	2.27%	12.04%	to	11.37%
2022	0.80%	to	1.40%	1,247,167	40.42	to	35.95	68,610,884	2.00%	-15.62%	to	-16.12%
2021	0.80%	to	1.40%	1,381,586	47.89	to	42.86	90,202,727	1.55%	9.04%	to	8.38%
FB2
2025	0.40%	to	2.55%	51,927,412	26.49	to	21.46	1,254,168,279	1.56%	14.50%	to	12.03%
2024	0.40%	to	2.55%	56,542,962	23.14	to	19.15	1,203,597,948	1.68%	15.16%	to	12.67%
2023	0.40%	to	2.55%	60,562,401	20.09	to	17.00	1,130,525,700	1.55%	20.75%	to	18.15%
2022	0.40%	to	2.55%	61,110,368	16.64	to	14.39	953,552,455	1.08%	-18.51%	to	-20.27%
2021	0.40%	to	2.55%	58,022,390	20.42	to	18.05	1,121,307,676	0.76%	17.52%	to	14.98%
FC2
2025	0.40%	to	2.80%	6,586,195	61.19	to	73.31	647,929,208	0.00%	20.71%	to	17.80%
2024	0.40%	to	2.40%	5,970,023	50.69	to	73.23	488,552,335	0.03%	32.91%	to	30.23%
2023	0.40%	to	2.40%	4,717,041	38.14	to	56.23	292,222,037	0.28%	32.59%	to	29.93%
2022	0.40%	to	2.40%	3,971,397	28.77	to	43.28	191,270,490	0.30%	-26.78%	to	-28.25%
2021	0.40%	to	2.75%	2,980,286	39.29	to	52.39	206,269,586	0.02%	27.00%	to	24.01%
FDSCS2
2025	0.90%	to	1.10%	341,296	15.74	to	15.65	5,369,786	0.78%	16.04%	to	15.80%
2024	0.90%	to	1.10%	246,970	13.56	to	13.52	3,349,033	1.06%	15.52%	to	15.29%
2023	0.90%			101,150	11.74			1,187,464	1.12%	17.40%			*****

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

FEI2
2025	0.40%	to	2.75%	7,677,365	37.88	to	37.58	398,531,175	1.63%	18.27%	to	15.48%
2024	0.40%	to	2.75%	8,051,246	32.03	to	32.54	358,993,825	1.58%	14.59%	to	11.88%
2023	0.40%	to	2.85%	8,707,711	27.95	to	28.47	345,156,489	1.75%	9.94%	to	7.24%
2022	0.40%	to	2.85%	9,148,788	25.42	to	26.55	335,644,465	1.73%	-5.62%	to	-7.94%
2021	0.40%	to	2.85%	9,481,876	26.94	to	28.84	373,846,650	1.70%	24.11%	to	21.06%
FEIP
2025	0.80%	to	1.40%	1,625,995	96.13	to	107.05	258,547,214	1.76%	18.07%	to	17.35%
2024	0.80%	to	1.40%	1,821,215	81.42	to	91.22	247,296,177	1.72%	14.42%	to	13.72%
2023	0.80%	to	1.40%	2,058,969	71.16	to	80.21	245,675,400	1.87%	9.77%	to	9.10%
2022	0.80%	to	1.40%	2,290,342	64.83	to	73.51	249,690,118	1.84%	-5.72%	to	-6.29%
2021	0.80%	to	1.40%	2,538,148	68.76	to	78.45	294,257,351	1.87%	23.89%	to	23.15%
FEMS2
2025	0.40%	to	0.60%	45,399	17.92	to	17.65	801,694	0.02%	40.23%	to	39.95%
2024	0.40%	to	2.40%	4,493,050	12.78	to	11.16	53,827,677	1.25%	9.27%	to	7.06%
2023	0.40%	to	2.40%	4,356,777	11.70	to	10.43	48,236,100	2.05%	9.05%	to	6.87%
2022	0.40%	to	2.40%	4,220,153	10.73	to	9.76	43,253,638	1.63%	-20.69%	to	-22.28%
2021	0.40%	to	2.50%	3,494,272	13.52	to	12.51	45,571,869	2.37%	-2.80%	to	-4.85%
FF10S
2025	0.80%	to	1.40%	130,715	23.41	to	20.78	2,771,451	3.08%	9.56%	to	8.90%
2024	0.80%	to	1.40%	145,616	21.37	to	19.08	2,828,407	3.32%	4.42%	to	3.78%
2023	0.80%	to	1.40%	169,736	20.47	to	18.39	3,165,191	3.70%	8.40%	to	7.75%
2022	0.80%	to	1.40%	213,593	18.88	to	17.06	3,694,205	2.06%	-14.26%	to	-14.77%
2021	0.80%	to	1.40%	251,352	22.02	to	20.02	5,098,162	0.89%	4.95%	to	4.31%
FF10S2
2025	0.95%	to	2.55%	8,296,550	25.79	to	17.43	183,346,721	2.90%	9.21%	to	7.45%
2024	0.95%	to	2.85%	9,545,806	23.61	to	15.26	194,131,143	3.26%	4.15%	to	2.14%
2023	0.95%	to	2.85%	10,844,739	22.67	to	14.94	212,725,081	3.63%	8.05%	to	5.98%
2022	0.95%	to	2.85%	12,602,083	20.98	to	14.10	229,605,565	1.93%	-14.48%	to	-16.12%
2021	0.95%	to	2.85%	14,022,493	24.54	to	16.81	299,900,615	0.79%	4.59%	to	2.59%
FF20S
2025	0.80%	to	1.40%	218,750	27.08	to	24.03	5,368,546	2.56%	12.28%	to	11.60%
2024	0.80%	to	1.40%	262,258	24.12	to	21.54	5,757,375	2.71%	6.69%	to	6.04%
2023	0.80%	to	1.40%	289,152	22.61	to	20.31	5,968,711	3.17%	11.44%	to	10.77%
2022	0.80%	to	1.40%	298,259	20.29	to	18.34	5,552,663	1.95%	-16.50%	to	-17.01%
2021	0.80%	to	1.40%	355,112	24.30	to	22.09	7,958,695	0.97%	8.59%	to	7.93%
FF20S2

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	1.10%	to	2.55%	9,665,018	28.63	to	21.10	257,442,861	2.45%	11.75%	to	10.11%
2024	1.10%	to	2.75%	11,044,872	25.62	to	18.40	263,891,938	2.52%	6.22%	to	4.44%
2023	1.10%	to	2.75%	12,950,081	24.12	to	17.62	292,401,183	2.94%	10.99%	to	9.14%
2022	1.10%	to	2.75%	14,602,455	21.73	to	16.15	298,206,441	1.84%	-16.89%	to	-18.28%
2021	1.10%	to	2.75%	16,526,244	26.15	to	19.76	407,506,690	0.82%	8.06%	to	6.26%
FF30S
2025	0.80%	to	1.40%	461,711	31.56	to	28.01	13,180,333	2.15%	14.41%	to	13.71%
2024	0.80%	to	1.40%	568,111	27.58	to	24.63	14,262,501	2.11%	8.46%	to	7.80%
2023	0.80%	to	1.40%	644,303	25.43	to	22.85	14,994,178	2.39%	13.64%	to	12.96%
2022	0.80%	to	1.40%	664,027	22.38	to	20.23	13,665,905	1.87%	-17.61%	to	-18.11%
2021	0.80%	to	1.40%	662,336	27.16	to	24.70	16,625,901	0.98%	11.34%	to	10.67%
FF30S2
2025	1.10%	to	2.70%	2,646,975	34.33	to	24.51	83,354,717	2.15%	13.90%	to	12.06%
2024	1.10%	to	2.70%	2,784,280	30.14	to	21.87	77,211,611	1.92%	7.93%	to	6.17%
2023	1.10%	to	2.50%	3,258,505	27.93	to	21.40	84,002,790	2.22%	13.20%	to	11.60%
2022	1.10%	to	2.50%	3,476,229	24.67	to	19.18	79,388,107	1.73%	-18.00%	to	-19.16%
2021	1.10%	to	2.60%	3,465,488	30.09	to	23.32	96,637,719	0.90%	10.84%	to	9.16%
FG2
2025	0.40%	to	2.80%	10,340,362	72.67	to	72.84	1,058,085,043	0.05%	14.15%	to	11.40%
2024	0.40%	to	2.85%	10,630,690	63.66	to	64.66	964,877,263	0.00%	29.55%	to	26.35%
2023	0.40%	to	2.85%	11,018,754	49.14	to	51.18	782,534,846	0.00%	35.35%	to	32.03%
2022	0.40%	to	2.85%	11,121,608	36.31	to	38.76	592,443,929	0.35%	-24.95%	to	-26.79%
2021	0.40%	to	2.85%	11,354,636	48.37	to	52.94	815,237,269	0.00%	22.41%	to	19.40%
FGI2
2025	0.40%	to	2.75%	33,824,667	33.66	to	26.73	1,039,352,973	1.33%	20.73%	to	17.88%
2024	0.40%	to	2.75%	36,456,991	27.88	to	22.67	936,837,795	1.24%	21.47%	to	18.59%
2023	0.40%	to	2.75%	40,898,930	22.95	to	19.12	873,245,799	1.50%	17.89%	to	15.12%
2022	0.40%	to	2.50%	42,828,698	19.47	to	16.89	782,956,017	1.53%	-5.55%	to	-7.54%
2021	0.40%	to	2.55%	41,953,858	20.61	to	18.22	819,699,089	2.31%	25.14%	to	22.44%
FGP
2025	0.80%	to	1.40%	1,547,219	163.22	to	189.89	589,157,609	0.29%	13.98%	to	13.29%
2024	0.80%	to	1.40%	1,724,447	143.20	to	167.61	581,011,707	0.00%	29.34%	to	28.56%
2023	0.80%	to	1.40%	1,897,898	110.72	to	130.38	499,480,065	0.13%	35.15%	to	34.34%
2022	0.80%	to	1.40%	2,093,774	81.92	to	97.05	408,599,971	0.62%	-25.06%	to	-25.51%
2021	0.80%	to	1.40%	2,300,262	109.32	to	130.30	599,962,755	0.00%	22.23%	to	21.49%
FHIP
2025	0.80%	to	1.40%	500,992	33.40	to	32.10	23,610,866	6.44%	9.48%	to	8.82%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.80%	to	1.40%	538,353	30.51	to	29.49	23,410,774	5.83%	8.10%	to	7.44%
2023	0.80%	to	1.40%	603,142	28.22	to	27.45	24,372,475	5.51%	9.60%	to	8.93%
2022	0.80%	to	1.40%	677,829	25.75	to	25.20	24,955,479	4.97%	-12.08%	to	-12.61%
2021	0.80%	to	1.40%	755,660	29.29	to	28.84	32,034,989	5.21%	3.58%	to	2.95%
FIGBP2
2025	0.40%	to	2.90%	77,647,912	16.33	to	10.67	1,226,981,137	3.53%	6.50%	to	3.83%
2024	0.40%	to	2.90%	76,285,360	15.33	to	10.27	1,141,455,574	3.35%	1.09%	to	-1.46%
2023	0.40%	to	2.90%	74,083,908	15.17	to	10.43	1,106,075,773	2.56%	5.58%	to	2.93%
2022	0.40%	to	2.90%	69,046,210	14.36	to	10.13	984,779,267	2.08%	-13.56%	to	-15.72%
2021	0.40%	to	2.90%	70,214,482	16.62	to	12.02	1,168,004,763	1.86%	-1.29%	to	-3.77%
FIGBS
2025	0.80%	to	1.40%	630,655	17.93	to	15.63	10,041,027	3.40%	6.28%	to	5.64%
2024	0.80%	to	1.40%	699,954	16.87	to	14.79	10,540,999	3.32%	0.81%	to	0.19%
2023	0.80%	to	1.40%	763,441	16.74	to	14.77	11,462,088	2.65%	5.27%	to	4.64%
2022	0.80%	to	1.40%	710,737	15.90	to	14.11	10,191,497	2.19%	-13.72%	to	-14.24%
2021	0.80%	to	1.40%	809,337	18.43	to	16.45	13,519,931	1.89%	-1.52%	to	-2.11%
FMC2
2025	0.40%	to	2.80%	2,024,453	40.15	to	59.05	162,198,554	0.24%	11.04%	to	8.37%
2024	0.40%	to	2.80%	2,338,480	36.16	to	54.49	170,216,961	0.33%	16.70%	to	13.88%
2023	0.40%	to	2.85%	2,806,448	30.98	to	47.34	177,501,499	0.37%	14.34%	to	11.54%
2022	0.40%	to	2.85%	3,220,863	27.10	to	42.44	179,976,769	0.26%	-15.31%	to	-17.39%
2021	0.40%	to	2.85%	3,651,445	32.00	to	51.38	243,048,750	0.34%	24.81%	to	21.74%
FMCS
2025	0.80%	to	1.40%	423,175	42.21	to	37.46	16,151,836	0.36%	10.77%	to	10.10%
2024	0.80%	to	1.40%	466,540	38.11	to	34.03	16,153,301	0.46%	16.41%	to	15.70%
2023	0.80%	to	1.40%	518,827	32.73	to	29.41	15,509,274	0.51%	14.09%	to	13.40%
2022	0.80%	to	1.40%	553,589	28.69	to	25.93	14,576,848	0.40%	-15.53%	to	-16.04%
2021	0.80%	to	1.40%	599,734	33.97	to	30.89	18,792,939	0.50%	24.50%	to	23.75%
FNRS2
2025	0.40%	to	2.75%	3,621,669	25.89	to	18.49	87,301,725	1.94%	9.90%	to	7.31%
2024	0.40%	to	2.75%	3,981,311	23.55	to	17.23	87,202,998	2.07%	3.60%	to	1.14%
2023	0.40%	to	2.85%	4,529,264	22.74	to	16.71	96,415,049	2.39%	0.30%	to	-2.16%
2022	0.40%	to	2.85%	6,351,892	22.67	to	17.08	135,443,363	2.15%	62.22%	to	58.24%
2021	0.40%	to	2.85%	5,360,513	13.97	to	10.79	70,934,510	2.34%	54.21%	to	50.43%
FO2
2025	0.40%	to	2.80%	3,309,536	18.93	to	29.23	125,978,813	1.40%	19.57%	to	16.69%
2024	0.40%	to	2.80%	3,361,145	15.83	to	25.05	108,883,485	1.42%	4.38%	to	1.86%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.40%	to	2.85%	3,499,170	15.17	to	24.33	109,890,412	0.75%	19.74%	to	16.80%
2022	0.40%	to	2.85%	4,232,584	12.67	to	20.83	112,812,164	0.88%	-24.98%	to	-26.83%
2021	0.40%	to	2.85%	3,422,634	16.88	to	28.46	123,151,475	0.34%	18.91%	to	15.99%
FOP
2025	0.80%	to	1.40%	752,188	48.98	to	44.37	42,409,370	1.56%	19.43%	to	18.71%
2024	0.80%	to	1.40%	836,047	41.02	to	37.38	39,803,991	1.59%	4.21%	to	3.57%
2023	0.80%	to	1.40%	937,577	39.36	to	36.09	43,118,412	1.01%	19.54%	to	18.82%
2022	0.80%	to	1.40%	1,041,498	32.92	to	30.37	40,255,326	1.05%	-25.09%	to	-25.54%
2021	0.80%	to	1.40%	1,132,197	43.95	to	40.79	58,706,528	0.52%	18.74%	to	18.02%
FRESS2
2025	0.40%	to	2.40%	874,574	16.38	to	12.67	12,712,622	1.83%	2.48%	to	0.43%
2024	0.40%	to	2.50%	1,019,153	15.98	to	12.46	14,565,214	4.98%	5.82%	to	3.58%
2023	0.40%	to	2.50%	1,055,185	15.10	to	12.03	14,408,365	2.35%	10.45%	to	8.13%
2022	0.40%	to	2.50%	1,008,409	13.67	to	11.13	12,586,489	0.98%	-27.98%	to	-29.50%
2021	0.40%	to	2.50%	1,617,815	18.99	to	15.79	27,886,678	1.11%	38.09%	to	35.18%
FV2
2025	0.90%	to	1.10%	461,309	14.06	to	13.98	6,483,092	1.50%	9.95%	to	9.73%
2024	0.90%	to	1.10%	321,979	12.78	to	12.74	4,115,628	1.72%	10.08%	to	9.86%
2023	0.90%	to	1.10%	116,730	11.61	to	11.60	1,355,596	2.45%	16.14%	to	15.98%	*****
FVFRHI
2025	0.40%	to	2.40%	4,271,864	12.19	to	11.55	50,772,195	7.22%	4.90%	to	2.80%
2024	0.85%	to	2.40%	5,158,964	11.53	to	11.23	59,014,540	10.11%	7.58%	to	5.89%
2023	1.15%	to	2.40%	1,637,152	10.70	to	10.61	17,483,566	11.07%	6.99%	to	6.10%	*****
FVICA2
2025	0.90%	to	1.10%	651,179	13.92	to	13.85	9,067,055	0.91%	17.29%	to	17.06%
2024	0.90%	to	1.10%	453,871	11.87	to	11.83	5,387,941	0.81%	6.95%	to	6.73%
2023	0.90%	to	1.10%	189,203	11.10	to	11.09	2,100,211	0.32%	11.00%	to	10.85%	*****
FVSIS2
2025	0.90%	to	1.10%	1,253,430	11.86	to	11.79	14,859,435	4.21%	7.60%	to	7.39%
2024	0.90%	to	1.10%	805,346	11.02	to	10.98	8,873,272	5.26%	4.82%	to	4.61%
2023	0.90%	to	1.10%	258,639	10.51	to	10.50	2,718,978	8.79%	5.13%	to	4.99%	*****
FVSS
2025	0.80%	to	1.40%	84,587	59.03	to	51.13	4,413,214	0.88%	7.05%	to	6.40%
2024	0.80%	to	1.40%	107,329	55.14	to	48.06	5,263,097	0.93%	8.39%	to	7.73%
2023	0.80%	to	1.40%	116,673	50.87	to	44.61	5,306,662	1.17%	19.81%	to	19.09%
2022	0.80%	to	1.40%	117,961	42.46	to	37.46	4,500,565	0.94%	-7.94%	to	-8.49%
2021	0.80%	to	1.40%	150,168	46.12	to	40.93	6,300,910	1.51%	32.41%	to	31.61%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

FVSS2
2025	0.40%	to	2.45%	926,525	13.55	to	55.74	60,962,444	0.85%	7.27%	to	5.06%
2024	0.40%	to	2.45%	640,157	12.63	to	53.05	39,448,147	0.92%	8.72%	to	6.47%
2023	0.40%	to	2.45%	427,699	11.62	to	49.83	24,806,796	1.10%	20.13%	to	17.66%
2022	0.40%	to	2.40%	276,962	9.67	to	42.78	13,770,591	1.55%	-3.31%	to	-9.57%
2021	1.10%	to	2.30%	106,536	60.73	to	48.23	6,107,777	1.21%	31.88%	to	30.28%
FTVDM2
2024	0.80%	to	2.50%	412,268	12.79	to	10.64	4,914,896	3.89%	6.80%	to	4.96%
2023	0.80%	to	2.50%	485,148	11.98	to	10.13	5,453,690	2.09%	11.72%	to	9.82%
2022	0.80%	to	2.50%	543,593	10.72	to	9.23	5,510,146	2.61%	-22.61%	to	-23.93%
2021	0.80%	to	2.50%	576,771	13.85	to	12.13	7,597,400	0.88%	-6.49%	to	-8.10%
FTVFA2
2025	0.40%	to	2.55%	2,656,572	36.65	to	16.64	52,349,377	1.93%	12.15%	to	9.73%
2024	0.40%	to	2.55%	3,055,099	32.68	to	15.16	54,407,286	2.05%	8.71%	to	6.35%
2023	0.40%	to	2.55%	3,590,638	30.06	to	14.26	59,450,650	1.46%	14.15%	to	11.70%
2022	0.40%	to	2.55%	4,099,175	26.33	to	12.77	60,139,461	1.62%	-16.34%	to	-18.14%
2021	0.40%	to	2.65%	4,690,626	31.47	to	15.38	83,164,730	1.76%	11.24%	to	8.72%
FTVGI2
2025	0.40%	to	2.55%	5,072,429	8.98	to	6.81	39,126,766	0.00%	15.27%	to	12.78%
2024	0.40%	to	2.55%	5,850,493	7.79	to	6.04	39,647,326	0.00%	-11.73%	to	-13.64%
2023	0.40%	to	2.55%	6,628,021	8.82	to	6.99	51,505,103	0.00%	2.47%	to	0.27%
2022	0.40%	to	2.85%	7,487,167	8.61	to	7.01	57,510,935	0.00%	-5.33%	to	-7.65%
2021	0.40%	to	2.85%	8,613,994	9.09	to	7.59	70,707,342	0.00%	-5.37%	to	-7.70%
FTVIS2
2025	0.40%	to	2.55%	7,080,886	35.35	to	19.45	168,985,857	5.05%	12.11%	to	9.69%
2024	0.40%	to	2.55%	8,071,689	31.53	to	17.74	173,676,569	5.20%	6.77%	to	4.46%
2023	0.40%	to	2.55%	9,191,274	29.53	to	16.98	187,230,491	5.25%	8.19%	to	5.86%
2022	0.40%	to	2.75%	10,874,715	27.30	to	15.50	205,063,983	5.00%	-5.85%	to	-8.07%
2021	0.40%	to	2.85%	10,933,413	29.00	to	16.59	223,080,666	4.64%	16.29%	to	13.43%
FTVMD2
2025	0.40%	to	0.60%	21,232	25.27	to	24.64	531,758	1.86%	22.85%	to	22.60%
2024	0.40%	to	0.60%	28,759	20.57	to	20.09	587,314	1.68%	4.24%	to	4.03%
2023	0.40%	to	0.60%	32,730	19.74	to	19.32	642,042	2.47%	19.83%	to	19.59%
2022	0.40%	to	0.60%	37,010	16.47	to	16.15	606,283	1.28%	-5.13%	to	-5.32%
2021	0.40%	to	0.60%	43,815	17.36	to	17.06	756,446	2.69%	18.65%	to	18.41%
FTVSI2
2025	0.40%	to	0.60%	14,202	12.66	to	12.34	178,750	4.58%	6.82%	to	6.60%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.40%	to	0.60%	17,028	11.85	to	11.58	200,071	4.74%	3.60%	to	3.39%
2023	0.40%	to	0.60%	38,883	11.44	to	11.20	438,279	5.16%	7.75%	to	7.53%
2022	0.40%	to	0.60%	67,667	10.62	to	10.41	711,829	5.26%	-11.11%	to	-11.29%
2021	0.40%	to	0.60%	123,686	11.94	to	11.74	1,470,705	3.09%	1.70%	to	1.50%
FTVSV2
2025	0.40%	to	2.90%	773,613	40.56	to	43.02	49,313,851	1.10%	7.22%	to	4.53%
2024	0.40%	to	2.90%	899,818	37.83	to	41.16	54,053,934	0.93%	11.26%	to	8.45%
2023	0.40%	to	2.90%	1,045,859	34.00	to	37.95	57,097,240	0.52%	12.30%	to	9.48%
2022	0.40%	to	2.90%	1,215,369	30.28	to	34.66	59,596,550	0.98%	-10.42%	to	-12.67%
2021	0.40%	to	2.90%	1,371,223	33.80	to	39.69	76,141,515	0.99%	24.86%	to	21.73%
TIF2
2025	0.75%	to	2.45%	583,314	13.08	to	24.21	17,428,518	2.32%	28.23%	to	26.03%
2024	0.75%	to	2.45%	679,726	10.20	to	19.21	16,008,967	2.45%	-1.74%	to	-3.44%
2023	0.75%	to	2.45%	788,105	10.38	to	19.89	19,053,458	3.18%	19.85%	to	17.81%
2022	0.75%	to	2.45%	1,043,639	8.66	to	16.89	20,904,403	3.03%	-8.30%	to	-9.87%
2021	0.75%	to	2.45%	1,117,196	9.45	to	18.73	24,682,119	1.83%	3.38%	to	1.61%
GVGMNS
2025	0.40%	to	2.40%	346,712	17.13	to	14.43	5,613,665	3.55%	9.45%	to	7.25%
2024	0.40%	to	2.50%	437,480	15.65	to	13.28	6,550,242	2.80%	11.31%	to	8.95%
2023	0.40%	to	2.50%	595,035	14.06	to	12.19	8,094,281	1.70%	15.11%	to	12.69%
2022	0.40%	to	2.50%	643,914	12.21	to	10.81	7,681,938	0.00%	-19.49%	to	-21.18%
2021	0.40%	to	2.50%	724,944	15.17	to	13.72	10,869,659	0.00%	15.71%	to	13.27%
GVSSCS
2025	0.40%	to	0.60%	21,067	33.70	to	32.85	701,915	0.51%	15.35%	to	15.12%
2024	0.40%	to	0.60%	22,904	29.21	to	28.54	663,826	0.80%	18.34%	to	18.10%
2023	0.40%	to	0.60%	21,979	24.69	to	24.16	539,559	0.82%	18.48%	to	18.24%
2022	0.40%	to	0.60%	21,309	20.84	to	20.44	441,888	0.09%	-19.96%	to	-20.12%
2021	0.40%	to	0.60%	22,617	26.03	to	25.58	585,996	0.24%	23.00%	to	22.76%
RVARS
2025	0.40%	to	2.55%	704,182	11.89	to	9.02	7,093,235	2.26%	0.84%	to	-1.34%
2024	0.40%	to	2.80%	843,239	11.79	to	8.87	8,543,668	4.77%	-4.05%	to	-6.37%
2023	0.40%	to	2.55%	1,299,329	12.29	to	9.74	13,973,271	2.65%	3.95%	to	1.71%
2022	0.40%	to	2.80%	1,739,971	11.82	to	9.34	18,240,654	1.23%	-3.78%	to	-6.10%
2021	0.40%	to	2.55%	1,353,251	12.29	to	10.17	14,921,942	0.00%	7.67%	to	5.35%
ACEG2
2025	1.75%	to	2.20%	5,306	47.22	to	44.35	239,199	0.00%	9.44%	to	8.94%
2024	1.75%	to	2.20%	8,387	43.15	to	40.71	348,980	0.00%	32.19%	to	31.59%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	1.75%	to	2.20%	9,795	32.64	to	30.94	310,016	0.00%	38.15%	to	37.52%
2022	1.75%	to	2.20%	9,008	23.63	to	22.50	205,934	0.00%	-32.50%	to	-32.81%
2021	1.75%	to	2.20%	8,800	35.00	to	33.48	298,670	0.00%	9.69%	to	9.19%
AVHY2
2025	0.90%	to	1.10%	67,035	11.91	to	11.85	798,038	7.40%	5.40%	to	5.18%
2024	0.90%	to	1.10%	49,327	11.30	to	11.27	557,445	6.43%	6.62%	to	6.40%
2023	0.90%	to	1.10%	14,270	10.60	to	10.59	151,273	8.28%	6.02%	to	5.88%	*****
IVBRA1
2025	0.40%			10,654	15.88			169,233	6.93%	8.58%
2024	0.40%			10,949	14.63			160,183	5.94%	3.46%
2023	0.40%			12,260	14.14			173,353	0.00%	6.21%
2022	0.40%			12,345	13.31			164,354	7.32%	-14.69%
2021	0.40%			13,627	15.61			212,672	2.75%	9.11%
IVCPB2
2025	0.90%	to	1.10%	1,077,055	11.13	to	11.07	11,981,721	4.50%	6.00%	to	5.79%
2024	0.90%	to	1.10%	845,868	10.50	to	10.46	8,878,254	4.41%	1.79%	to	1.59%
2023	0.90%	to	1.10%	383,705	10.32	to	10.30	3,957,203	3.85%	3.15%	to	3.01%	*****
IVCPBI
2025	0.80%	to	1.40%	943,151	10.83	to	10.59	10,012,074	4.17%	6.23%	to	5.59%
2024	0.80%	to	1.40%	1,036,858	10.19	to	10.03	10,417,242	3.63%	2.23%	to	1.61%
2023	0.80%	to	1.40%	1,120,313	9.97	to	9.87	11,069,909	2.52%	5.29%	to	4.66%
2022	0.80%	to	1.40%	1,244,061	9.47	to	9.43	11,737,671	0.57%	-5.31%	to	-5.69%	*****
IVDDII
2025	0.90%	to	1.10%	635,228	13.60	to	13.53	8,638,090	1.56%	14.40%	to	14.17%
2024	0.90%	to	1.10%	481,810	11.89	to	11.85	5,727,714	2.12%	11.94%	to	11.71%
2023	0.90%	to	1.10%	202,387	10.62	to	10.61	2,149,720	2.73%	6.23%	to	6.09%	*****
IVKEI1
2025	0.80%	to	1.40%	1,491,874	11.95	to	11.83	17,667,834	2.07%	11.90%	to	11.23%
2024	0.80%	to	1.40%	1,688,709	10.68	to	10.63	17,966,908	1.80%	6.78%	to	6.34%	*****
IVMCC2
2025	0.40%	to	2.75%	355,508	29.06	to	20.97	8,676,727	0.10%	8.53%	to	5.97%
2024	0.40%	to	2.75%	445,315	26.78	to	19.79	10,157,099	0.12%	16.32%	to	13.57%
2023	0.40%	to	2.75%	525,632	23.02	to	17.42	10,446,690	0.04%	13.69%	to	11.02%
2022	0.40%	to	2.75%	577,803	20.25	to	15.69	10,224,943	0.07%	-14.80%	to	-16.80%
2021	0.40%	to	2.75%	684,761	23.76	to	18.86	14,370,003	0.24%	22.37%	to	19.49%
OVAG
2025	0.80%	to	1.40%	410,503	26.69	to	22.84	9,606,017	0.00%	3.95%	to	3.32%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.80%	to	1.40%	446,663	25.68	to	22.11	10,105,490	0.00%	23.23%	to	22.48%
2023	0.80%	to	1.40%	500,852	20.84	to	18.05	9,243,116	0.00%	12.25%	to	11.57%
2022	0.80%	to	1.40%	549,047	18.56	to	16.18	9,071,284	0.00%	-31.53%	to	-31.95%
2021	0.80%	to	1.40%	638,955	27.12	to	23.77	15,493,235	0.00%	18.15%	to	17.43%
OVAG2
2025	0.65%	to	2.50%	886,295	17.05	to	15.32	14,503,862	0.00%	3.85%	to	1.92%
2024	0.65%	to	2.50%	909,429	16.42	to	15.04	14,417,439	0.00%	23.11%	to	20.81%
2023	0.65%	to	2.50%	927,893	13.33	to	12.45	12,018,587	0.00%	12.12%	to	10.04%
2022	0.65%	to	2.50%	952,872	11.89	to	11.31	11,084,497	0.00%	-31.58%	to	-32.85%
2021	0.75%	to	2.50%	1,016,856	17.35	to	16.84	17,435,493	0.00%	17.90%	to	15.82%
OVGIS
2025	1.50%			119	65.18			7,751	0.28%	13.91%
2024	1.50%			138	57.22			7,884	0.00%	21.53%
2023	1.15%	to	1.50%	165	50.70	to	47.09	7,772	0.44%	21.42%	to	20.99%
2022	1.50%	to	1.75%	194	38.92	to	37.00	7,589	0.69%	-21.50%	to	-21.70%
2021	1.50%			206	49.58			10,213	0.58%	25.32%
OVGS
2025	0.40%	to	1.40%	832,611	33.14	to	130.14	115,931,862	0.00%	14.86%	to	13.71%
2024	0.40%	to	1.40%	948,489	28.86	to	114.45	116,026,978	0.00%	15.60%	to	14.43%
2023	0.40%	to	1.40%	1,074,479	24.96	to	100.01	114,686,473	0.22%	34.20%	to	32.86%
2022	0.40%	to	1.40%	1,208,663	18.60	to	75.28	96,246,348	0.00%	-32.04%	to	-32.72%
2021	0.40%	to	1.40%	1,313,803	27.37	to	111.89	156,425,451	0.00%	15.03%	to	13.87%
OVGSS
2025	0.90%	to	1.10%	106,775	26.33	to	79.63	2,914,585	0.00%	13.98%	to	13.75%
2024	0.65%	to	2.80%	1,922,688	23.73	to	44.86	114,338,361	0.00%	15.03%	to	12.52%
2023	0.65%	to	2.80%	2,243,218	20.63	to	39.87	118,446,875	0.00%	33.58%	to	30.70%
2022	0.65%	to	2.80%	2,395,430	15.45	to	30.50	96,759,072	0.00%	-32.38%	to	-33.84%
2021	0.65%	to	2.80%	2,473,958	22.84	to	46.11	149,514,243	0.00%	14.42%	to	11.95%
OVIG
2025	0.40%	to	0.60%	72,414	18.28	to	17.82	1,313,746	0.35%	15.86%	to	15.62%
2024	0.40%	to	0.60%	74,816	15.78	to	15.42	1,172,421	0.63%	-2.07%	to	-2.26%
2023	0.40%	to	0.60%	88,285	16.11	to	15.77	1,412,259	0.57%	20.58%	to	20.34%
2022	0.40%	to	0.60%	102,792	13.36	to	13.11	1,365,614	0.00%	-27.42%	to	-27.57%
2021	0.40%	to	0.60%	102,472	18.41	to	18.10	1,875,545	0.00%	9.78%	to	9.56%
OVIGS
2025	1.30%	to	1.95%	34,122	13.57	to	12.56	459,189	0.05%	14.03%	to	13.28%
2024	1.30%	to	1.95%	46,958	11.90	to	11.09	553,877	0.25%	-3.10%	to	-3.74%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	1.30%	to	1.95%	84,490	12.28	to	11.52	1,026,936	0.30%	19.07%	to	18.29%
2022	1.30%	to	1.95%	91,537	10.31	to	9.74	934,597	0.00%	-28.11%	to	-28.58%
2021	1.30%	to	1.95%	93,240	14.34	to	13.64	1,327,277	0.00%	8.69%	to	7.97%
OVSB
2025	0.80%	to	1.40%	146,922	12.37	to	11.42	1,702,660	5.64%	12.08%	to	11.40%
2024	0.80%	to	1.40%	106,626	11.04	to	10.25	1,107,719	3.01%	2.33%	to	1.71%
2023	0.80%	to	1.40%	114,811	10.79	to	10.08	1,170,992	0.00%	8.01%	to	7.36%
2022	0.80%	to	1.40%	112,988	9.99	to	9.39	1,072,788	0.00%	-12.17%	to	-12.70%
2021	0.80%	to	1.40%	121,425	11.37	to	10.75	1,318,923	4.50%	-4.19%	to	-4.77%
OVSBS
2025	0.75%	to	2.25%	282,309	12.05	to	9.86	3,087,009	5.38%	11.91%	to	10.22%
2024	0.75%	to	2.25%	302,509	10.77	to	8.94	2,986,197	2.70%	2.01%	to	0.46%
2023	0.75%	to	2.25%	336,487	10.55	to	8.90	3,277,923	0.00%	7.79%	to	6.16%
2022	0.75%	to	2.25%	373,625	9.79	to	8.38	3,396,745	0.00%	-12.37%	to	-13.70%
2021	0.75%	to	2.25%	396,751	11.17	to	9.72	4,148,246	4.21%	-4.29%	to	-5.73%
OVSC
2025	0.80%	to	1.40%	118,493	42.02	to	37.30	4,501,038	0.43%	7.83%	to	7.18%
2024	0.80%	to	1.40%	132,607	38.97	to	34.80	4,695,081	0.00%	11.78%	to	11.10%
2023	0.80%	to	1.40%	151,863	34.86	to	31.32	4,830,262	1.14%	17.19%	to	16.48%
2022	0.80%	to	1.40%	171,078	29.75	to	26.89	4,667,395	0.52%	-16.51%	to	-17.01%
2021	0.80%	to	1.40%	188,721	35.63	to	32.40	6,196,020	0.37%	21.57%	to	20.84%
OVSCS
2025	0.40%	to	2.65%	2,068,326	46.75	to	57.78	147,949,230	0.24%	8.01%	to	5.57%
2024	0.40%	to	2.75%	2,122,925	43.28	to	48.66	141,869,289	0.00%	11.95%	to	9.30%
2023	0.40%	to	2.85%	2,056,749	38.66	to	43.58	123,923,638	0.95%	17.35%	to	14.47%
2022	0.40%	to	2.85%	1,895,508	32.95	to	38.07	99,893,664	0.25%	-16.38%	to	-18.43%
2021	0.40%	to	2.85%	1,950,036	39.40	to	46.68	125,000,639	0.18%	21.77%	to	18.78%
JABS
2025	0.40%	to	2.40%	2,672,140	20.07	to	41.56	136,830,035	1.73%	14.36%	to	12.07%
2024	0.40%	to	2.40%	2,660,781	17.55	to	37.08	120,454,091	1.80%	14.68%	to	12.37%
2023	0.40%	to	2.40%	2,416,513	15.30	to	33.00	96,076,115	1.89%	14.67%	to	12.38%
2022	0.40%	to	2.50%	1,936,275	13.34	to	28.77	67,635,284	1.05%	-16.95%	to	-18.70%
2021	0.40%	to	2.60%	1,553,302	16.06	to	34.71	63,346,214	0.78%	16.44%	to	13.87%
JACAS
2025	0.40%	to	0.60%	1,152	67.43	to	65.04	75,576	0.30%	17.39%	to	17.15%
2024	0.40%	to	2.55%	1,515,374	57.45	to	84.05	118,647,165	0.01%	27.62%	to	24.85%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.40%	to	2.75%	1,890,402	45.01	to	60.45	117,281,976	0.12%	39.10%	to	35.83%
2022	0.40%	to	2.75%	2,172,649	32.36	to	44.50	98,365,872	0.05%	-33.99%	to	-35.55%
2021	0.40%	to	2.75%	2,333,749	49.03	to	69.05	161,514,389	0.00%	22.11%	to	19.23%
JAFBS
2025	0.40%	to	2.50%	14,110,274	11.61	to	9.25	149,019,131	4.52%	6.80%	to	4.54%
2024	0.40%	to	2.85%	13,040,465	10.87	to	8.54	129,811,426	4.31%	1.22%	to	-1.29%
2023	0.40%	to	2.85%	11,981,840	10.74	to	8.66	118,555,611	3.68%	4.87%	to	2.30%
2022	0.40%	to	2.85%	10,929,846	10.24	to	8.46	103,788,452	2.04%	-14.24%	to	-16.35%
2021	0.40%	to	2.85%	10,411,631	11.94	to	10.12	116,071,445	1.68%	-1.51%	to	-3.93%
JAGSEI
2025	1.15%	to	1.95%	172,468	14.16	to	13.86	2,424,078	0.35%	16.11%	to	15.17%
2024	1.15%	to	2.25%	242,740	12.20	to	11.97	2,944,659	0.23%	9.78%	to	8.55%
2023	1.15%	to	1.75%	55,945	11.11	to	11.07	620,770	0.59%	11.13%	to	10.68%	*****
JAGTS
2025	0.40%	to	2.80%	9,110,260	94.26	to	72.09	542,082,693	0.00%	24.34%	to	21.35%
2024	0.40%	to	2.75%	9,056,711	75.81	to	59.79	445,418,315	0.00%	31.23%	to	28.12%
2023	0.40%	to	2.85%	8,541,442	57.77	to	46.11	338,137,209	0.00%	53.66%	to	49.90%
2022	0.40%	to	2.85%	7,795,133	37.60	to	30.76	203,850,652	0.00%	-37.37%	to	-38.92%
2021	0.40%	to	2.85%	7,809,725	60.03	to	50.36	331,555,238	0.11%	17.27%	to	14.39%
JAIGS
2025	0.75%	to	2.45%	1,294,606	19.53	to	43.06	40,873,949	1.35%	27.62%	to	25.43%
2024	0.75%	to	2.45%	1,115,088	15.30	to	34.33	29,547,637	1.31%	4.78%	to	2.98%
2023	0.75%	to	2.50%	1,102,561	14.61	to	32.98	28,708,375	1.42%	9.76%	to	7.83%
2022	0.75%	to	2.50%	1,175,748	13.31	to	30.59	28,551,778	1.67%	-9.52%	to	-11.11%
2021	0.75%	to	2.55%	1,318,051	14.71	to	34.08	35,576,053	1.01%	12.44%	to	10.40%
JAMGS
2025	0.40%	to	2.25%	734,484	44.00	to	34.70	28,793,627	0.17%	6.99%	to	5.00%
2024	0.40%	to	2.25%	225,242	41.13	to	33.05	8,481,345	0.55%	14.86%	to	12.71%
2023	0.40%	to	1.45%	66,587	35.81	to	31.98	2,343,961	0.09%	17.31%	to	16.07%
2022	0.40%	to	1.45%	68,443	30.53	to	27.55	2,061,053	0.08%	-16.48%	to	-17.36%
2021	0.40%	to	1.45%	67,197	36.55	to	33.34	2,424,353	0.23%	16.08%	to	14.85%
JAWGS
2025	0.95%	to	2.25%	1,321,090	13.37	to	13.08	17,535,430	0.58%	19.46%	to	17.89%
2024	1.05%	to	1.95%	337,282	11.19	to	11.12	3,763,953	0.45%	11.86%	to	11.18%	*****
LZREMS
2025	0.40%	to	1.30%	133,126	17.59	to	15.68	2,198,056	2.78%	41.20%	to	39.93%
2024	0.40%	to	1.30%	101,555	12.46	to	11.21	1,215,545	3.20%	7.00%	to	6.03%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.40%	to	1.30%	129,132	11.64	to	10.57	1,451,783	4.64%	21.78%	to	20.69%
2022	0.40%	to	1.30%	157,856	9.56	to	8.76	1,460,763	3.22%	-15.45%	to	-16.22%
2021	0.40%	to	1.30%	159,967	11.31	to	10.45	1,760,927	2.18%	5.04%	to	4.10%
SBVSG2
2025	0.95%	to	1.95%	820,846	11.71	to	11.52	9,551,270	0.00%	7.94%	to	6.85%
2024	1.05%	to	1.50%	130,652	10.84	to	10.81	1,414,400	0.00%	8.44%	to	8.11%	*****
LACB2
2025	0.80%	to	1.40%	1,621,016	11.76	to	11.64	18,898,763	1.83%	8.74%	to	8.08%
2024	0.80%	to	1.40%	1,806,051	10.82	to	10.77	19,466,183	1.49%	8.17%	to	7.73%	*****
LACDV2
2024	0.80%	to	1.40%	1,044,590	10.60	to	10.56	11,033,094	0.92%	6.00%	to	5.56%	*****
LACDVS
2024	0.95%	to	2.20%	233,420	10.57	to	10.48	2,461,475	0.76%	5.72%	to	4.81%	*****
LACIP2
2025	0.40%	to	0.60%	165,745	10.95	to	10.91	1,813,943	6.93%	6.18%	to	5.96%
2024	0.40%	to	0.60%	222,835	10.31	to	10.30	2,297,533	3.34%	3.12%	to	2.98%	*****
LACIPS
2025	0.90%	to	1.10%	505,904	10.82	to	10.78	5,472,767	0.26%	5.37%	to	5.16%
2024	0.40%	to	2.55%	18,545,951	10.30	to	10.15	189,706,016	3.15%	3.02%	to	1.50%	*****
LACMV2
2025	0.40%	to	1.40%	603,141	11.57	to	11.37	6,892,701	1.84%	8.56%	to	7.47%
2024	0.40%	to	1.40%	676,955	10.65	to	10.58	7,176,469	1.91%	6.54%	to	5.81%	*****
LACMVS
2025	0.90%	to	1.10%	125,541	11.44	to	11.40	1,435,769	0.02%	7.85%	to	7.63%
2024	0.40%	to	2.80%	13,767,064	10.64	to	10.47	145,453,523	1.90%	6.43%	to	4.68%	*****
LACVS
2025	0.40%	to	2.50%	1,750,577	12.25	to	11.82	21,099,448	1.40%	15.39%	to	12.96%
2024	0.40%	to	2.80%	2,061,185	10.62	to	10.44	21,738,767	2.10%	6.19%	to	4.44%	*****
LDVS
2025	0.40%	to	0.60%	75,459	12.87	to	12.75	968,010	1.41%	12.64%	to	12.41%	*****
2024	0.40%	to	0.60%	83,350	11.42	to	11.34	949,958	1.58%	6.43%	to	6.21%
2023	0.40%	to	0.60%	90,319	10.73	to	10.68	967,796	0.95%	2.77%	to	2.56%
2022	0.40%	to	0.60%	152,890	10.45	to	10.41	1,596,079	1.17%	-3.94%	to	-4.14%
2021	0.40%	to	0.60%	242,107	10.87	to	10.86	2,632,220	3.06%	8.74%	to	8.59%	*****
LJPCBS
2025	0.10%	to	2.10%	7,242,545	11.02	to	10.44	77,930,599	3.47%	7.04%	to	4.90%
2024	0.10%	to	2.10%	7,342,727	10.30	to	9.95	74,479,418	4.17%	1.35%	to	-0.69%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.10%	to	2.10%	7,667,307	10.16	to	10.02	77,431,223	1.41%	1.60%	to	0.23%	*****
LJPMVS
2025	0.80%	to	1.40%	619,087	13.04	to	12.83	7,955,717	1.10%	3.88%	to	3.25%
2024	0.80%	to	1.40%	696,374	12.55	to	12.42	8,661,283	1.17%	13.37%	to	12.68%
2023	0.80%	to	1.40%	818,675	11.07	to	11.03	9,030,454	1.85%	10.70%	to	10.25%	*****
LOVSDC
2025	0.40%	to	1.45%	182,659	11.91	to	10.73	2,098,203	5.03%	5.48%	to	4.37%
2024	0.40%	to	1.45%	155,447	11.29	to	10.29	1,697,407	4.04%	4.72%	to	3.61%
2023	0.40%	to	1.45%	219,144	10.78	to	9.93	2,312,182	5.07%	4.63%	to	3.53%
2022	0.40%	to	1.45%	136,284	10.30	to	9.59	1,376,186	3.41%	-5.44%	to	-6.43%
2021	0.40%	to	1.45%	123,878	10.90	to	10.25	1,328,637	3.17%	0.22%	to	-0.83%
LOVTRC
2025	0.40%	to	2.55%	17,313,858	11.62	to	9.41	185,701,273	5.13%	6.76%	to	4.45%
2024	0.40%	to	2.80%	14,885,316	10.89	to	8.81	150,562,942	5.25%	2.24%	to	-0.23%
2023	0.40%	to	2.85%	11,805,697	10.65	to	8.80	117,495,237	4.76%	5.91%	to	3.31%
2022	0.40%	to	2.85%	9,694,409	10.06	to	8.52	91,691,621	3.50%	-14.39%	to	-16.49%
2021	0.40%	to	2.85%	8,596,904	11.75	to	10.20	95,604,158	2.37%	-0.64%	to	-3.09%
M2IGSS
2024	0.95%	to	2.45%	210,127	30.27	to	26.08	6,047,035	0.13%	14.87%	to	13.12%
2023	0.95%	to	2.45%	235,798	26.35	to	23.06	5,928,821	0.05%	22.53%	to	20.68%
2022	0.95%	to	2.20%	263,377	21.51	to	19.49	5,428,194	0.00%	-20.21%	to	-21.22%
2021	0.95%	to	2.20%	294,019	26.95	to	24.74	7,631,288	0.03%	24.46%	to	22.89%
M3GRES
2025	0.95%	to	1.45%	29,557	9.08	to	8.87	264,393	1.12%	2.31%	to	1.80%
2024	0.95%	to	1.45%	29,590	8.87	to	8.71	259,213	1.52%	-3.85%	to	-4.34%
2023	0.95%	to	1.45%	28,179	9.23	to	9.11	257,675	0.47%	10.15%	to	9.60%
2022	0.95%	to	1.45%	23,573	8.38	to	8.31	196,400	1.18%	-27.83%	to	-28.19%
2021	1.15%	to	1.45%	12,912	11.59	to	11.57	149,511	0.85%	15.95%	to	15.71%	*****
MEGSS
2025	0.90%	to	1.10%	2,239,892	17.27	to	17.18	38,669,890	0.00%	10.90%	to	10.67%
2024	0.90%	to	1.10%	1,303,751	15.57	to	15.52	20,296,642	0.00%	29.97%	to	29.70%
2023	0.90%	to	1.10%	366,276	11.98	to	11.97	4,387,907	0.00%	19.81%	to	19.65%	*****
MMCGSC
2025	0.90%	to	1.10%	1,033,620	11.03	to	10.94	11,395,255	0.00%	2.47%	to	2.26%
2024	0.90%	to	1.10%	860,116	10.76	to	10.70	9,255,643	0.00%	13.41%	to	13.18%
2023	0.90%	to	1.10%	666,611	9.49	to	9.45	6,326,203	0.00%	19.89%	to	19.65%
2022	0.90%	to	1.10%	353,494	7.92	to	7.90	2,798,456	0.00%	-20.83%	to	-20.98%	*****

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

MNDSC
2025	0.40%	to	2.80%	3,816,956	33.76	to	24.19	112,927,476	0.00%	12.11%	to	9.41%
2024	0.40%	to	2.80%	3,828,455	30.12	to	22.11	101,745,872	0.00%	6.01%	to	3.44%
2023	0.40%	to	2.80%	3,564,549	28.41	to	21.38	90,001,614	0.00%	13.80%	to	11.06%
2022	0.40%	to	2.80%	3,563,304	24.97	to	19.25	79,675,925	0.00%	-30.27%	to	-31.95%
2021	0.40%	to	2.80%	3,384,039	35.81	to	28.29	109,245,037	0.00%	1.17%	to	-1.27%
MV2RIS
2025	0.40%	to	1.10%	1,346,420	16.97	to	16.30	22,208,641	1.42%	21.27%	to	20.42%
2024	0.40%	to	2.55%	2,370,229	13.99	to	12.64	31,938,646	1.46%	2.37%	to	0.15%
2023	0.40%	to	2.55%	1,962,198	13.67	to	12.62	25,985,101	0.85%	12.38%	to	9.96%
2022	0.40%	to	2.55%	1,665,028	12.16	to	11.47	19,763,378	1.83%	-18.13%	to	-19.89%
2021	0.40%	to	2.00%	826,980	14.85	to	14.46	12,084,323	0.89%	10.82%	to	9.04%
MV3LMS
2025	0.90%	to	2.10%	1,152,508	11.22	to	10.86	12,815,258	4.56%	4.54%	to	3.27%
2024	0.90%	to	1.95%	659,009	10.73	to	10.54	7,040,119	3.89%	4.07%	to	2.96%
2023	0.90%	to	1.95%	254,512	10.31	to	10.24	2,617,737	1.19%	3.09%	to	2.36%	*****
MV3MVS
2025	0.90%	to	2.40%	3,969,138	20.95	to	19.22	81,157,420	0.87%	4.80%	to	3.21%
2024	0.90%	to	2.40%	3,277,881	19.99	to	18.62	64,199,712	1.07%	12.49%	to	10.78%
2023	0.90%	to	2.40%	2,768,212	17.77	to	16.81	48,378,083	1.53%	11.38%	to	9.70%
2022	0.85%	to	2.40%	2,497,335	15.98	to	15.32	39,293,768	0.83%	-9.78%	to	-11.19%
2021	0.95%	to	2.40%	1,765,410	16.05	to	17.25	30,902,234	0.96%	29.36%	to	27.47%
MVBDS
2025	0.90%	to	1.10%	1,544,093	11.30	to	11.24	17,439,538	4.88%	6.34%	to	6.12%
2024	0.90%	to	1.10%	1,216,982	10.62	to	10.59	12,926,662	4.31%	1.77%	to	1.56%
2023	0.90%	to	1.10%	375,726	10.44	to	10.42	3,921,968	3.62%	4.39%	to	4.25%	*****
MVBRES
2025	0.85%	to	1.45%	35,916	23.39	to	22.61	833,679	0.75%	14.83%	to	14.14%
2024	0.85%	to	1.45%	41,503	20.37	to	19.81	840,684	0.76%	24.11%	to	23.35%
2023	0.85%	to	1.45%	47,376	16.41	to	16.06	774,490	1.06%	27.12%	to	26.35%
2022	0.85%	to	1.45%	54,208	12.91	to	12.71	698,092	0.87%	-16.92%	to	-17.42%
2021	0.85%	to	1.45%	59,324	15.54	to	15.39	920,481	0.90%	28.09%	to	27.31%	*****
MVFSC
2025	0.40%	to	1.40%	831,295	38.23	to	60.60	33,255,867	1.57%	12.32%	to	11.19%
2024	0.40%	to	2.90%	6,959,312	34.04	to	36.44	346,841,436	1.44%	10.91%	to	8.11%
2023	0.40%	to	2.90%	7,847,974	30.69	to	33.71	360,015,040	1.41%	7.20%	to	4.52%
2022	0.40%	to	2.90%	8,463,255	28.63	to	32.25	370,247,159	1.15%	-6.52%	to	-8.86%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.40%	to	2.90%	9,146,361	30.62	to	35.39	436,449,503	1.14%	24.66%	to	21.53%
MVIGSC
2025	0.40%	to	2.55%	5,386,949	17.12	to	14.80	86,516,764	0.75%	20.32%	to	17.73%
2024	0.40%	to	2.55%	4,563,076	14.22	to	12.57	61,494,507	0.83%	8.32%	to	5.97%
2023	0.40%	to	2.55%	4,351,008	13.13	to	11.86	54,634,284	0.93%	13.94%	to	11.49%
2022	0.40%	to	2.40%	3,650,745	11.52	to	10.70	40,625,781	0.40%	-15.52%	to	-17.22%
2021	0.40%	to	2.40%	3,116,725	13.64	to	12.92	41,442,278	0.46%	8.56%	to	6.38%
MVIPSC
2025	0.90%	to	1.10%	829,457	11.20	to	11.14	9,286,029	4.36%	6.13%	to	5.91%
2024	0.90%	to	1.10%	639,042	10.56	to	10.52	6,742,182	4.32%	1.98%	to	1.78%
2023	0.90%	to	1.10%	211,256	10.35	to	10.34	2,186,134	3.33%	3.50%	to	3.36%	*****
MVIVSC
2025	0.40%	to	2.80%	7,980,180	40.11	to	27.37	270,466,199	1.31%	32.43%	to	29.24%
2024	0.40%	to	2.80%	9,706,681	30.29	to	21.18	251,064,650	1.13%	6.54%	to	3.95%
2023	0.40%	to	2.85%	11,127,592	28.43	to	20.23	272,947,701	0.47%	16.90%	to	14.03%
2022	0.40%	to	2.85%	12,581,737	24.32	to	17.74	266,679,283	0.51%	-24.06%	to	-25.92%
2021	0.40%	to	2.85%	12,612,797	32.02	to	23.95	355,593,370	0.14%	9.84%	to	7.13%
MVRBSS
2025	0.95%	to	1.45%	329,199	9.97	to	9.69	3,250,225	4.11%	5.93%	to	5.39%
2024	0.85%	to	1.45%	240,710	9.45	to	9.19	2,252,150	3.80%	1.46%	to	0.84%
2023	0.85%	to	1.45%	222,543	9.32	to	9.12	2,057,851	3.06%	6.22%	to	5.58%
2022	0.85%	to	1.45%	182,295	8.77	to	8.64	1,589,455	2.42%	-14.91%	to	-15.43%
2021	0.85%	to	1.45%	172,528	10.31	to	10.21	1,771,429	3.15%	-1.91%	to	-2.50%
MVUSC
2025	0.40%	to	1.45%	5,486	23.28	to	20.35	125,909	2.75%	14.30%	to	13.09%
2024	0.40%	to	1.45%	5,483	20.37	to	18.00	109,811	2.27%	10.90%	to	9.72%
2023	0.40%	to	1.45%	14,579	18.37	to	16.40	262,738	3.44%	-2.72%	to	-3.74%
2022	0.40%	to	1.45%	18,459	18.88	to	17.04	344,136	2.17%	0.08%	to	-0.97%
2021	0.40%	to	1.45%	12,275	18.86	to	17.21	228,005	1.52%	13.37%	to	12.17%
MGRFV
2022	0.40%			3,571	12.37			44,156	1.80%	0.48%
2021	0.40%			414	12.31			5,095	0.00%	0.68%
MSEM
2025	0.80%	to	1.40%	20,367	40.26	to	33.87	701,731	14.63%	14.41%	to	13.72%
2024	0.80%	to	1.40%	22,391	35.19	to	29.79	678,138	10.22%	10.33%	to	9.66%
2023	0.80%	to	1.40%	24,613	31.89	to	27.16	679,199	8.62%	10.95%	to	10.28%
2022	0.80%	to	1.40%	27,753	28.74	to	24.63	694,710	7.59%	-19.39%	to	-19.87%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.80%	to	1.40%	32,027	35.66	to	30.74	999,139	4.95%	-2.81%	to	-3.40%
MSEMB
2025	0.40%	to	1.85%	19,125	13.62	to	26.57	393,069	14.47%	14.77%	to	13.10%
2024	0.40%	to	1.85%	19,333	11.86	to	23.49	349,343	10.15%	10.83%	to	9.21%
2023	0.40%	to	1.85%	20,333	10.70	to	21.51	344,240	9.16%	11.24%	to	9.63%
2022	0.40%	to	1.85%	32,877	9.62	to	19.62	436,631	7.45%	-19.13%	to	-20.31%
2021	0.40%	to	1.85%	30,767	11.90	to	24.62	523,043	5.11%	-2.36%	to	-3.78%
MSVEG2
2024	0.95%	to	2.40%	7,085,637	8.22	to	7.78	57,169,419	0.00%	44.80%	to	42.68%
2023	0.95%	to	2.40%	7,588,185	5.67	to	5.45	42,523,148	0.00%	46.91%	to	44.77%
2022	0.95%	to	2.40%	5,422,532	3.86	to	3.77	20,786,027	0.00%	-60.54%	to	-61.12%
2021	0.95%	to	2.40%	2,417,344	9.79	to	9.69	23,585,720	0.00%	-2.13%	to	-3.09%	*****
DTRTFB
2025	0.40%	to	2.40%	5,462,937	11.04	to	9.45	56,033,990	4.20%	6.88%	to	4.73%
2024	0.40%	to	2.40%	4,257,784	10.33	to	9.02	41,255,741	10.79%	2.77%	to	0.69%
2023	0.40%	to	2.40%	2,991,010	10.05	to	8.96	28,438,744	3.47%	5.24%	to	3.13%
2022	0.40%	to	2.40%	2,363,053	9.55	to	8.69	21,550,869	2.98%	-13.56%	to	-15.29%
2021	0.40%	to	2.80%	1,852,314	11.05	to	10.10	19,713,773	2.90%	-0.84%	to	-3.23%
EIF
2025	0.40%	to	0.60%	133,562	34.31	to	33.45	4,530,851	1.52%	20.95%	to	20.71%
2024	0.40%	to	0.60%	158,835	28.37	to	27.71	4,462,172	1.61%	9.42%	to	9.19%
2023	0.40%	to	0.60%	194,151	25.93	to	25.38	4,991,847	1.83%	11.54%	to	11.32%
2022	0.40%	to	0.60%	224,661	23.25	to	22.80	5,179,764	1.46%	-4.37%	to	-4.56%
2021	0.40%	to	0.60%	228,554	24.31	to	23.89	5,522,565	1.32%	19.81%	to	19.57%
EIF2
2025	0.40%	to	2.90%	8,625,832	40.86	to	37.57	490,729,555	1.34%	20.62%	to	17.59%
2024	0.40%	to	2.90%	9,285,372	33.87	to	31.95	442,677,548	1.51%	9.13%	to	6.38%
2023	0.40%	to	2.90%	10,012,363	31.04	to	30.04	442,548,038	1.66%	11.32%	to	8.54%
2022	0.40%	to	2.90%	10,501,212	27.88	to	27.67	422,648,125	1.29%	-4.67%	to	-7.06%
2021	0.40%	to	2.90%	10,467,255	29.25	to	29.78	449,727,685	1.12%	19.52%	to	16.52%
GBF
2025	0.40%	to	2.90%	6,128,062	13.32	to	8.79	103,354,653	3.69%	6.57%	to	3.90%
2024	0.40%	to	2.90%	7,008,802	12.50	to	8.46	112,521,577	3.26%	0.62%	to	-1.92%
2023	0.40%	to	2.90%	7,696,018	12.43	to	8.62	123,002,215	2.59%	4.28%	to	1.67%
2022	0.40%	to	2.90%	8,343,542	11.92	to	8.48	129,150,251	1.90%	-12.90%	to	-15.08%
2021	0.40%	to	2.90%	9,781,904	13.68	to	9.99	175,478,841	1.62%	-2.47%	to	-4.92%
GBF2

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.95%	to	1.45%	32,020	9.14	to	8.89	289,768	3.77%	5.78%	to	5.25%
2024	0.95%	to	1.45%	31,012	8.64	to	8.45	265,596	3.20%	-0.16%	to	-0.66%
2023	0.95%	to	1.45%	28,417	8.66	to	8.50	244,754	2.46%	3.45%	to	2.93%
2022	0.95%	to	1.45%	39,461	8.37	to	8.26	328,849	1.61%	-13.56%	to	-14.00%
2021	0.95%	to	1.45%	49,757	9.68	to	9.60	480,113	1.68%	-3.29%	to	-3.78%
GEM
2025	0.40%	to	2.80%	6,803,656	13.85	to	12.27	126,392,372	0.61%	35.61%	to	22.72%
2024	0.40%	to	1.40%	219,245	10.22	to	20.70	4,154,554	1.31%	5.86%	to	4.79%
2023	0.40%	to	1.40%	261,296	9.65	to	19.75	4,728,782	1.64%	3.75%	to	2.71%
2022	0.40%	to	1.40%	299,473	9.30	to	19.23	5,251,491	0.90%	-25.05%	to	-25.80%
2021	0.40%	to	1.40%	304,251	12.41	to	25.92	7,229,036	0.92%	-7.65%	to	-8.57%
GEM2
2025	0.75%	to	2.80%	1,132,410	13.42	to	27.33	41,945,971	0.16%	34.76%	to	31.98%
2024	0.75%	to	2.80%	2,327,734	9.96	to	20.71	65,114,537	1.31%	5.20%	to	3.01%
2023	0.75%	to	2.80%	2,558,465	9.46	to	20.10	68,374,015	1.48%	3.09%	to	0.96%
2022	0.75%	to	2.80%	2,644,559	9.18	to	19.91	69,079,815	0.66%	-25.48%	to	-27.02%
2021	0.75%	to	2.80%	2,689,124	12.32	to	27.28	95,131,558	0.87%	-8.20%	to	-10.10%
GIG
2025	0.40%	to	1.40%	960,190	26.63	to	29.02	28,375,438	0.98%	38.73%	to	37.34%
2024	0.40%	to	1.40%	535,381	19.20	to	21.13	11,359,321	2.47%	10.86%	to	9.74%
2023	0.40%	to	1.40%	594,579	17.32	to	19.25	11,489,206	2.67%	21.22%	to	20.00%
2022	0.40%	to	1.40%	684,016	14.28	to	16.04	11,005,835	3.67%	-14.47%	to	-15.32%
2021	0.40%	to	1.40%	743,635	16.70	to	18.95	14,121,921	2.48%	12.21%	to	11.08%
GVAAA2
2025	0.40%	to	3.00%	196,287,157	47.38	to	22.32	6,004,021,611	0.00%	14.95%	to	11.95%
2024	0.40%	to	3.00%	223,876,060	41.22	to	19.93	6,015,031,597	0.00%	15.53%	to	12.50%
2023	0.40%	to	3.00%	256,877,970	35.68	to	17.72	6,032,551,410	0.00%	13.38%	to	10.43%
2022	0.40%	to	3.00%	284,753,145	31.47	to	16.05	5,955,232,702	0.00%	-14.09%	to	-16.33%
2021	0.40%	to	3.00%	305,685,329	36.63	to	19.18	7,511,968,439	1.11%	14.25%	to	11.27%
GVABD2
2025	0.40%	to	3.00%	265,346,609	13.66	to	8.78	3,233,165,569	0.00%	6.30%	to	3.53%
2024	0.40%	to	3.00%	284,399,553	12.85	to	8.48	3,288,786,098	0.00%	0.42%	to	-2.22%
2023	0.40%	to	3.00%	287,808,259	12.80	to	8.68	3,343,368,141	0.00%	4.09%	to	1.37%
2022	0.40%	to	3.00%	281,102,346	12.29	to	8.56	3,164,165,877	0.00%	-13.15%	to	-15.42%
2021	0.40%	to	3.00%	302,194,849	14.15	to	10.12	3,951,560,486	1.98%	-1.11%	to	-3.69%
GVAGG2
2025	0.40%	to	2.75%	14,296,579	43.10	to	32.48	595,183,437	0.00%	20.72%	to	17.88%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.40%	to	2.75%	14,365,069	35.70	to	27.55	502,162,611	0.00%	12.77%	to	10.10%
2023	0.40%	to	2.85%	14,312,262	31.66	to	24.58	449,726,169	0.00%	21.65%	to	18.67%
2022	0.40%	to	2.85%	15,032,568	26.02	to	20.71	393,206,148	0.00%	-25.35%	to	-27.19%
2021	0.40%	to	2.85%	14,886,721	34.86	to	28.44	526,405,469	0.00%	15.54%	to	12.70%
GVAGI2
2025	0.40%	to	3.00%	98,430,495	52.09	to	30.23	4,061,254,191	0.00%	17.17%	to	14.11%
2024	0.40%	to	3.00%	112,765,612	44.46	to	26.49	4,002,057,017	0.00%	23.26%	to	20.02%
2023	0.40%	to	3.00%	132,736,905	36.07	to	22.07	3,852,034,803	0.00%	25.18%	to	21.92%
2022	0.40%	to	3.00%	153,188,097	28.81	to	18.10	3,580,933,018	0.00%	-17.15%	to	-19.31%
2021	0.40%	to	3.00%	155,446,323	34.78	to	22.44	4,423,082,796	1.05%	23.15%	to	19.94%
GVAGR2
2025	0.40%	to	2.80%	33,836,326	73.59	to	50.87	2,279,338,187	0.00%	19.30%	to	16.43%
2024	0.40%	to	2.85%	33,228,236	61.69	to	43.27	1,889,892,965	0.00%	30.62%	to	27.39%
2023	0.40%	to	2.85%	32,547,947	47.22	to	33.97	1,426,872,814	0.00%	37.40%	to	34.04%
2022	0.40%	to	2.85%	32,188,415	34.37	to	25.34	1,036,217,512	0.00%	-30.49%	to	-32.20%
2021	0.40%	to	2.85%	30,419,590	49.45	to	37.38	1,419,514,990	0.00%	21.05%	to	18.07%
GVDMA
2025	0.40%	to	2.75%	13,572,389	29.62	to	29.88	557,084,425	0.00%	16.91%	to	14.15%
2024	0.40%	to	2.75%	15,213,267	25.33	to	26.18	541,353,978	0.00%	10.76%	to	8.13%
2023	0.40%	to	2.75%	17,019,742	22.87	to	24.21	555,531,174	0.00%	17.46%	to	14.70%
2022	0.40%	to	3.05%	18,917,182	19.47	to	19.86	532,116,273	0.00%	-18.61%	to	-20.77%
2021	0.40%	to	3.05%	20,474,930	23.92	to	25.07	717,200,554	0.16%	13.17%	to	10.16%
GVDMC
2025	0.40%	to	2.70%	17,580,416	20.93	to	17.73	403,075,848	0.00%	11.23%	to	8.67%
2024	0.40%	to	2.70%	20,421,915	18.82	to	16.31	425,525,338	0.00%	5.66%	to	3.21%
2023	0.40%	to	2.85%	23,577,407	17.81	to	14.76	469,819,265	0.00%	10.80%	to	8.08%
2022	0.40%	to	2.85%	27,042,809	16.07	to	13.65	491,174,090	0.00%	-14.73%	to	-16.83%
2021	0.40%	to	2.85%	30,541,468	18.85	to	16.41	657,441,046	0.20%	6.28%	to	3.67%
GVEX1
2025	0.80%			215,534	24.83			5,352,394	1.66%	16.66%
2024	0.80%			90,413	21.29			1,924,585	1.03%	23.76%
2023	0.80%			80,181	17.20			1,379,103	1.39%	24.95%
2022	0.80%			73,330	13.77			1,009,394	1.26%	-18.97%
2021	0.80%			72,347	16.99			1,228,963	2.35%	27.34%
GVEX2
2025	0.40%	to	2.80%	73,409,201	48.56	to	35.66	3,126,492,404	0.73%	16.88%	to	14.07%
2024	0.40%	to	2.80%	70,383,042	41.55	to	31.26	2,585,898,816	0.82%	23.85%	to	20.85%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.40%	to	2.85%	68,796,378	33.55	to	25.73	2,057,358,863	1.15%	25.30%	to	22.23%
2022	0.40%	to	2.85%	68,530,657	26.78	to	21.05	1,651,386,926	1.07%	-18.89%	to	-20.88%
2021	0.40%	to	2.85%	63,920,248	33.01	to	26.60	1,916,772,063	2.27%	27.58%	to	24.44%
GVIDA
2025	0.60%	to	2.75%	5,186,032	48.93	to	34.87	232,516,815	0.00%	18.54%	to	15.98%
2024	0.60%	to	2.75%	5,379,526	41.28	to	30.07	206,035,979	0.00%	11.96%	to	9.52%
2023	0.40%	to	2.75%	5,818,520	37.98	to	27.45	202,647,266	0.00%	18.91%	to	16.11%
2022	0.40%	to	2.95%	6,136,684	31.94	to	22.71	181,643,331	0.00%	-19.21%	to	-21.28%
2021	0.40%	to	2.95%	6,084,448	39.53	to	28.84	227,807,472	0.13%	15.04%	to	12.10%
GVIDC
2025	0.40%	to	2.70%	19,573,716	17.68	to	12.60	326,996,416	0.00%	8.46%	to	5.96%
2024	0.40%	to	2.70%	22,612,703	16.30	to	11.89	351,626,595	0.00%	3.40%	to	1.00%
2023	0.40%	to	2.85%	26,886,353	15.76	to	11.17	408,702,312	0.00%	7.60%	to	4.96%
2022	0.40%	to	2.85%	31,309,029	14.65	to	10.64	447,142,042	0.00%	-12.54%	to	-14.69%
2021	0.40%	to	2.85%	34,836,218	16.75	to	12.48	574,679,401	0.22%	2.34%	to	-0.18%
GVIDM
2025	0.40%	to	3.00%	44,617,990	25.37	to	21.38	1,364,866,113	0.00%	13.96%	to	10.99%
2024	0.40%	to	3.00%	51,417,442	22.26	to	19.26	1,395,082,097	0.00%	8.58%	to	5.73%
2023	0.40%	to	3.00%	59,172,127	20.50	to	18.22	1,494,925,041	0.00%	14.26%	to	11.29%
2022	0.40%	to	3.00%	66,635,680	17.94	to	16.37	1,489,971,086	0.00%	-16.89%	to	-19.05%
2021	0.40%	to	3.00%	73,533,531	21.59	to	20.22	2,002,539,973	0.19%	9.87%	to	7.01%
GVIX2
2025	0.40%	to	1.45%	324,463	20.55	to	17.97	6,279,844	3.54%	29.86%	to	28.49%
2024	0.40%	to	1.45%	434,505	15.82	to	13.98	6,575,525	3.23%	2.47%	to	1.39%
2023	0.40%	to	1.45%	498,879	15.44	to	13.79	7,417,789	2.35%	16.84%	to	15.61%
2022	0.40%	to	1.45%	479,816	13.22	to	11.93	6,128,624	3.97%	-14.85%	to	-15.75%
2021	0.40%	to	1.45%	373,545	15.52	to	14.16	5,653,110	3.37%	10.09%	to	8.93%
GVIX8
2025	0.40%	to	2.60%	13,834,883	17.90	to	13.35	234,628,280	4.00%	29.76%	to	26.90%
2024	0.40%	to	2.60%	11,588,833	13.79	to	10.52	152,314,204	3.25%	2.27%	to	0.00%
2023	0.40%	to	2.60%	11,634,971	13.49	to	10.52	150,674,907	2.25%	16.75%	to	14.18%
2022	0.40%	to	2.60%	12,157,625	11.55	to	9.21	136,024,031	3.71%	-14.94%	to	-16.82%
2021	0.40%	to	2.60%	11,283,499	13.58	to	11.07	149,568,578	2.82%	9.91%	to	7.48%
HIBF
2025	0.40%	to	2.40%	1,338,035	15.59	to	22.78	37,433,895	5.56%	5.23%	to	3.12%
2024	0.40%	to	2.40%	1,481,958	14.81	to	22.09	39,541,277	5.47%	5.85%	to	3.71%
2023	0.40%	to	2.40%	1,599,047	13.99	to	21.30	40,880,877	5.81%	12.68%	to	10.42%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.40%	to	2.50%	1,726,000	12.42	to	18.90	39,670,101	4.71%	-12.28%	to	-14.13%
2021	0.40%	to	2.50%	2,029,175	14.16	to	22.01	53,785,718	4.62%	4.54%	to	2.34%
IDPG2
2025	0.40%	to	2.50%	51,065,303	18.80	to	14.35	845,553,516	0.00%	10.25%	to	7.93%
2024	0.40%	to	2.85%	59,697,102	17.06	to	12.75	905,710,641	0.00%	8.68%	to	5.99%
2023	0.40%	to	2.85%	68,682,431	15.69	to	12.03	968,262,105	0.00%	12.51%	to	9.75%
2022	0.40%	to	2.85%	75,192,744	13.95	to	10.96	951,239,371	0.00%	-15.50%	to	-17.57%
2021	0.40%	to	2.85%	79,500,071	16.51	to	13.30	1,201,464,804	0.18%	11.56%	to	8.82%
IDPGI2
2025	0.40%	to	2.50%	25,365,011	16.60	to	12.67	370,979,144	0.00%	8.98%	to	6.69%
2024	0.40%	to	2.85%	28,583,956	15.23	to	11.39	387,314,368	0.00%	7.17%	to	4.52%
2023	0.40%	to	2.85%	31,479,251	14.22	to	10.90	401,830,404	0.00%	11.68%	to	8.94%
2022	0.40%	to	2.85%	33,935,314	12.73	to	10.00	391,463,242	0.00%	-14.51%	to	-16.61%
2021	0.40%	to	2.85%	35,957,659	14.89	to	12.00	489,674,450	0.19%	7.14%	to	4.51%
MCIF
2025	0.40%	to	2.80%	7,703,582	46.31	to	50.41	498,420,297	1.31%	6.62%	to	4.06%
2024	0.40%	to	2.80%	7,340,813	43.43	to	48.44	452,810,017	1.08%	13.04%	to	10.30%
2023	0.40%	to	2.80%	7,244,018	38.42	to	43.92	403,225,619	1.27%	15.59%	to	12.82%
2022	0.40%	to	2.75%	7,397,637	33.24	to	39.32	363,508,537	1.23%	-13.74%	to	-15.78%
2021	0.40%	to	2.80%	7,270,935	38.54	to	46.24	420,558,123	1.29%	23.76%	to	20.78%
MCIF2
2025	0.95%	to	1.45%	284,216	18.51	to	18.00	5,198,090	1.09%	5.80%	to	5.27%
2024	0.95%	to	1.45%	260,879	17.50	to	17.10	4,516,984	0.91%	12.17%	to	11.60%
2023	0.95%	to	1.45%	253,020	15.60	to	15.32	3,912,988	1.15%	14.72%	to	14.14%
2022	0.95%	to	1.45%	233,358	13.60	to	13.42	3,152,475	1.08%	-14.37%	to	-14.80%
2021	0.95%	to	1.45%	203,283	15.88	to	15.75	3,214,268	1.73%	22.82%	to	22.20%
MSBF
2025	0.40%	to	2.75%	14,348,467	21.09	to	15.42	338,312,942	4.44%	7.13%	to	4.60%
2024	0.40%	to	2.75%	9,740,726	19.69	to	14.74	210,994,886	6.41%	9.90%	to	7.29%
2023	0.40%	to	2.75%	9,270,471	17.92	to	13.74	181,225,490	5.72%	8.26%	to	5.72%
2022	0.40%	to	2.85%	9,566,554	16.55	to	12.74	173,887,845	3.38%	-2.69%	to	-5.07%
2021	0.40%	to	2.85%	11,592,574	17.01	to	13.42	218,845,979	5.63%	4.82%	to	2.24%
NAMAA2
2025	0.40%	to	2.75%	128,690,689	21.15	to	16.08	2,438,625,132	0.00%	10.83%	to	8.21%
2024	0.40%	to	2.85%	148,370,776	19.08	to	14.70	2,559,573,526	0.00%	15.66%	to	12.80%
2023	0.40%	to	2.85%	167,111,325	16.50	to	13.04	2,514,903,588	0.00%	16.75%	to	13.89%
2022	0.40%	to	2.85%	183,113,418	14.13	to	11.45	2,380,848,717	0.00%	-14.64%	to	-16.73%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.40%	to	2.85%	189,340,615	16.55	to	13.75	2,910,566,956	0.00%	12.26%	to	9.50%
NAMGI2
2025	0.40%	to	2.75%	27,341,265	28.73	to	21.85	706,160,890	0.00%	10.22%	to	7.62%
2024	0.40%	to	2.75%	31,381,084	26.06	to	20.30	741,988,652	0.00%	20.85%	to	17.98%
2023	0.40%	to	2.75%	36,896,475	21.57	to	17.21	727,965,515	0.00%	23.81%	to	20.90%
2022	0.40%	to	2.75%	39,789,707	17.42	to	14.23	640,225,748	0.00%	-15.75%	to	-17.73%
2021	0.40%	to	2.75%	38,256,023	20.67	to	17.30	737,253,728	0.21%	21.96%	to	19.09%
NCPG2
2025	0.40%	to	2.75%	60,185,011	19.56	to	14.46	1,034,916,870	0.00%	9.58%	to	6.99%
2024	0.40%	to	2.85%	69,254,976	17.85	to	13.35	1,097,746,720	0.00%	10.64%	to	7.90%
2023	0.40%	to	2.85%	78,892,080	16.13	to	12.37	1,141,841,795	0.00%	11.97%	to	9.23%
2022	0.40%	to	2.85%	85,114,271	14.41	to	11.33	1,110,826,093	0.00%	-15.57%	to	-17.64%
2021	0.40%	to	2.85%	90,803,864	17.07	to	13.75	1,416,717,465	0.15%	14.95%	to	12.12%
NCPGI2
2025	0.40%	to	2.50%	29,285,172	17.33	to	13.23	446,755,119	0.00%	8.73%	to	6.44%
2024	0.40%	to	2.85%	32,984,970	15.94	to	11.92	467,338,981	0.00%	8.27%	to	5.60%
2023	0.40%	to	2.85%	37,114,545	14.72	to	11.29	490,233,327	0.00%	12.04%	to	9.29%
2022	0.40%	to	2.85%	40,264,988	13.14	to	10.33	479,119,292	0.00%	-14.17%	to	-16.28%
2021	0.40%	to	2.85%	42,838,012	15.31	to	12.34	599,427,265	0.15%	9.64%	to	6.94%
NDES2
2025	0.40%	to	2.40%	1,060,649	14.61	to	14.41	15,380,345	0.00%	46.09%	to	44.13%	*****
NFDIW1
2025	0.80%			37,336	12.63			471,673	0.05%	26.33%			*****
NFDIW2
2025	0.65%	to	2.80%	8,580,945	12.63	to	12.45	107,771,966	0.33%	26.29%	to	24.46%	*****
NJMIM2
2025	0.40%	to	2.55%	17,137,758	10.28	to	10.13	174,879,649	2.51%	2.76%	to	1.27%	*****
NJNDE2
2025	0.40%	to	2.80%	6,414,070	24.92	to	21.42	151,755,374	0.10%	13.64%	to	10.90%
2024	0.40%	to	2.55%	5,314,376	21.93	to	19.57	111,325,846	0.00%	23.16%	to	20.49%
2023	0.40%	to	2.55%	4,675,000	17.80	to	16.24	80,231,027	0.71%	26.23%	to	23.51%
2022	0.40%	to	2.20%	3,989,542	14.10	to	13.30	54,700,427	0.66%	-19.70%	to	-21.15%
2021	0.40%	to	1.95%	2,576,767	17.57	to	16.97	44,351,609	0.34%	27.42%	to	25.43%
NLCG2
2025	0.40%	to	2.55%	10,472,754	12.06	to	11.88	125,398,039	0.00%	20.57%	to	18.83%	*****
NNASD2
2025	0.40%	to	2.55%	10,800,691	12.56	to	12.38	134,681,941	0.21%	25.58%	to	23.77%	*****

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

NVAMV1
2025	0.80%	to	1.40%	591,798	62.23	to	56.25	33,727,902	0.93%	17.68%	to	16.97%
2024	0.80%	to	1.40%	660,060	52.88	to	48.09	32,132,291	1.71%	14.39%	to	13.69%
2023	0.80%	to	1.40%	753,307	46.23	to	42.30	32,236,521	1.72%	7.97%	to	7.32%
2022	0.80%	to	1.40%	829,955	42.81	to	39.41	33,069,019	1.17%	-1.92%	to	-2.51%
2021	0.80%	to	1.40%	912,757	43.65	to	40.42	37,274,539	1.23%	33.45%	to	32.65%
NVAMV2
2025	0.40%	to	2.50%	1,139,381	64.64	to	45.32	61,330,874	0.74%	17.96%	to	15.47%
2024	0.40%	to	2.50%	1,344,946	54.80	to	39.25	62,042,624	1.51%	14.66%	to	12.23%
2023	0.40%	to	2.50%	1,579,386	47.79	to	34.97	64,175,200	1.52%	8.22%	to	5.95%
2022	0.40%	to	2.85%	1,805,313	44.16	to	31.42	68,589,990	0.99%	-1.69%	to	-4.10%
2021	0.40%	to	2.85%	2,043,608	44.92	to	32.77	79,819,886	0.99%	33.79%	to	30.50%
NVAMVX
2025	0.80%	to	1.40%	776,914	22.66	to	21.94	17,114,185	2.14%	17.86%	to	17.15%
2024	0.80%	to	1.40%	297,850	19.22	to	18.73	5,598,365	1.87%	14.56%	to	13.86%
2023	0.80%	to	1.40%	319,542	16.78	to	16.45	5,270,361	1.87%	8.13%	to	7.47%
2022	0.80%	to	1.40%	376,450	15.52	to	15.30	5,781,202	1.36%	-1.81%	to	-2.40%
2021	0.80%	to	1.40%	385,404	15.80	to	15.68	6,052,560	1.43%	33.63%	to	32.82%
NVAMVZ
2025	0.40%	to	2.90%	22,883,529	22.84	to	19.96	493,474,193	2.01%	18.07%	to	15.11%
2024	0.40%	to	2.80%	8,173,670	19.34	to	17.42	150,979,827	1.59%	14.67%	to	11.89%
2023	0.40%	to	2.85%	9,661,150	16.87	to	15.54	157,316,925	1.55%	8.35%	to	5.69%
2022	0.40%	to	2.85%	11,610,728	15.57	to	14.70	176,212,496	1.12%	-1.70%	to	-4.11%
2021	0.40%	to	2.85%	11,992,913	15.84	to	15.33	187,263,537	1.09%	33.81%	to	30.53%
NVBX
2025	0.40%	to	0.60%	181,723	11.09	to	10.92	2,009,818	8.37%	6.37%	to	6.16%
2024	0.40%	to	0.60%	85,206	10.43	to	10.29	883,920	2.95%	0.67%	to	0.47%
2023	0.40%	to	0.60%	83,276	10.36	to	10.24	858,555	2.81%	4.77%	to	4.56%
2022	0.40%	to	0.60%	77,370	9.88	to	9.79	762,261	2.25%	-13.73%	to	-13.91%
2021	0.40%	to	0.60%	105,005	11.46	to	11.37	1,200,855	1.77%	-2.47%	to	-2.67%
NVCBD1
2025	0.80%	to	1.40%	247,595	14.51	to	13.03	3,270,305	3.69%	6.03%	to	5.39%
2024	0.80%	to	1.40%	205,615	13.68	to	12.37	2,577,507	3.25%	0.56%	to	-0.05%
2023	0.80%	to	1.40%	208,394	13.61	to	12.37	2,613,758	3.08%	4.35%	to	3.72%
2022	0.80%	to	1.40%	238,604	13.04	to	11.93	2,882,674	2.49%	-15.37%	to	-15.88%
2021	0.80%	to	1.40%	207,005	15.41	to	14.18	2,969,316	1.78%	-1.82%	to	-2.41%
NVCBD2

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.75%	to	2.50%	1,953,969	14.00	to	10.22	24,006,135	1.68%	5.76%	to	3.90%
2024	0.40%	to	2.90%	7,539,168	14.26	to	9.19	88,858,077	2.90%	0.71%	to	-1.83%
2023	0.40%	to	2.90%	8,139,232	14.15	to	9.36	96,173,906	2.77%	4.63%	to	2.01%
2022	0.40%	to	2.90%	8,451,486	13.53	to	9.17	96,348,842	2.05%	-15.32%	to	-17.44%
2021	0.40%	to	2.90%	8,606,445	15.98	to	11.11	116,947,528	1.79%	-1.64%	to	-4.11%
NVCBDP
2025	0.40%	to	2.90%	39,173,051	10.36	to	10.14	402,444,685	3.29%	3.63%	to	1.44%	*****
NVCCA2
2025	0.40%	to	2.75%	72,789,009	31.57	to	19.25	1,761,676,747	0.00%	14.48%	to	11.79%
2024	0.40%	to	2.75%	83,713,280	27.58	to	17.22	1,789,216,352	0.00%	12.08%	to	9.42%
2023	0.40%	to	2.75%	97,114,815	24.61	to	15.74	1,873,345,878	0.00%	15.82%	to	13.09%
2022	0.40%	to	2.95%	108,932,578	21.25	to	13.50	1,833,973,278	0.00%	-15.39%	to	-17.55%
2021	0.40%	to	2.95%	121,505,952	25.11	to	16.38	2,443,533,515	0.17%	15.29%	to	12.34%
NVCCN2
2025	0.40%	to	2.70%	27,437,659	19.06	to	11.77	406,724,636	0.00%	8.26%	to	5.77%
2024	0.40%	to	2.70%	31,823,609	17.60	to	11.12	439,957,202	0.00%	4.68%	to	2.25%
2023	0.40%	to	2.70%	37,331,535	16.82	to	10.88	497,317,884	0.00%	8.39%	to	5.90%
2022	0.40%	to	2.70%	43,213,362	15.51	to	10.27	536,674,004	0.00%	-12.42%	to	-14.44%
2021	0.40%	to	2.70%	47,157,538	17.71	to	12.01	675,177,195	0.11%	3.96%	to	1.56%
NVCMA2
2025	0.40%	to	2.75%	12,850,240	34.59	to	20.84	337,349,804	0.00%	15.96%	to	13.23%
2024	0.40%	to	2.75%	14,297,836	29.83	to	18.40	326,731,883	0.00%	13.25%	to	10.56%
2023	0.40%	to	2.75%	15,277,679	26.34	to	16.65	311,127,738	0.00%	17.43%	to	14.67%
2022	0.40%	to	2.75%	16,428,664	22.43	to	14.52	287,394,410	0.00%	-15.47%	to	-17.46%
2021	0.40%	to	2.75%	16,993,711	26.53	to	17.59	354,589,573	0.16%	17.59%	to	14.81%
NVCMC2
2025	0.40%	to	2.85%	24,192,486	22.98	to	14.21	442,721,828	0.00%	10.65%	to	7.93%
2024	0.40%	to	2.85%	27,573,010	20.76	to	13.16	461,005,227	0.00%	7.39%	to	4.73%
2023	0.40%	to	2.85%	31,941,714	19.34	to	12.57	502,550,980	0.00%	11.25%	to	8.52%
2022	0.40%	to	2.95%	36,958,066	17.38	to	11.41	527,962,785	0.00%	-13.42%	to	-15.63%
2021	0.40%	to	2.95%	40,815,042	20.07	to	13.52	680,077,679	0.14%	8.59%	to	5.81%
NVCMD2
2025	0.40%	to	3.40%	76,667,834	28.58	to	15.66	1,714,031,458	0.00%	13.07%	to	9.66%
2024	0.40%	to	3.40%	88,561,271	25.28	to	14.28	1,769,349,753	0.00%	10.51%	to	7.16%
2023	0.40%	to	3.40%	101,638,515	22.88	to	13.33	1,854,960,885	0.00%	14.46%	to	11.02%
2022	0.40%	to	3.40%	113,068,702	19.99	to	12.01	1,818,080,093	0.00%	-14.47%	to	-17.04%
2021	0.40%	to	3.40%	123,502,905	23.37	to	14.47	2,341,290,262	0.16%	13.01%	to	9.61%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

NVCRA2
2025	0.60%	to	2.50%	5,890,888	52.29	to	23.67	170,860,505	0.00%	17.74%	to	15.49%
2024	0.60%	to	2.50%	6,003,393	44.41	to	20.50	147,613,346	0.00%	14.67%	to	12.47%
2023	0.40%	to	2.50%	5,964,616	39.89	to	18.22	128,082,358	0.00%	19.06%	to	16.56%
2022	0.40%	to	2.70%	5,963,134	33.50	to	15.17	108,285,266	0.00%	-15.56%	to	-17.50%
2021	0.40%	to	2.70%	5,473,421	39.68	to	18.39	118,151,859	0.13%	19.62%	to	16.86%
NVCRB2
2025	0.40%	to	2.70%	69,127,312	25.46	to	16.01	1,392,553,694	0.00%	12.02%	to	9.44%
2024	0.40%	to	2.85%	80,202,963	22.72	to	14.26	1,456,878,362	0.00%	8.82%	to	6.13%
2023	0.40%	to	2.85%	92,759,445	20.88	to	13.43	1,564,241,519	0.00%	12.87%	to	10.10%
2022	0.40%	to	2.85%	103,046,921	18.50	to	12.20	1,554,006,179	0.00%	-14.05%	to	-16.16%
2021	0.40%	to	3.10%	113,628,707	21.53	to	14.05	2,013,484,975	0.16%	10.55%	to	7.56%
NVDBL2
2025	0.40%	to	2.75%	42,320,549	28.07	to	18.86	1,002,298,939	0.00%	12.52%	to	9.86%
2024	0.40%	to	2.75%	48,962,649	24.95	to	17.16	1,040,950,060	0.00%	7.36%	to	4.81%
2023	0.40%	to	2.85%	57,728,414	23.24	to	16.13	1,154,389,192	0.00%	12.59%	to	9.83%
2022	0.40%	to	2.95%	64,491,785	20.64	to	14.48	1,156,515,165	0.00%	-15.33%	to	-17.49%
2021	0.40%	to	2.95%	70,464,357	24.38	to	17.55	1,506,404,226	0.20%	7.81%	to	5.05%
NVDCA2
2025	0.40%	to	2.75%	44,548,822	37.88	to	25.45	1,407,756,671	0.00%	15.24%	to	12.52%
2024	0.40%	to	2.65%	35,880,258	32.87	to	22.98	997,023,271	0.00%	10.03%	to	7.53%
2023	0.40%	to	2.65%	41,694,396	29.88	to	21.37	1,064,486,223	0.00%	15.91%	to	13.30%
2022	0.40%	to	2.65%	46,600,455	25.78	to	18.86	1,037,549,934	0.00%	-17.89%	to	-19.75%
2021	0.40%	to	2.65%	51,530,744	31.39	to	23.51	1,412,057,968	0.17%	11.71%	to	9.19%
NVFIII
2025	0.40%	to	2.50%	7,249,887	10.50	to	9.11	71,709,888	3.45%	5.90%	to	3.67%
2024	0.40%	to	2.10%	6,311,320	9.92	to	9.00	59,491,339	3.25%	0.41%	to	-1.32%
2023	0.40%	to	2.40%	4,526,914	9.88	to	8.99	42,869,012	2.83%	4.80%	to	2.70%
2022	0.40%	to	2.10%	3,456,865	9.43	to	8.85	31,506,977	1.78%	-14.08%	to	-15.54%
2021	0.40%	to	2.40%	3,195,180	10.97	to	10.39	34,193,536	1.24%	-2.42%	to	-4.38%
NVGEII
2025	0.40%	to	2.40%	4,426,293	20.51	to	17.92	85,440,332	1.35%	17.53%	to	15.17%
2024	0.40%	to	2.40%	4,477,740	17.45	to	15.56	74,216,858	1.26%	15.10%	to	12.78%
2023	0.40%	to	2.10%	4,007,583	15.16	to	13.99	58,247,021	1.53%	20.00%	to	17.96%
2022	0.40%	to	2.10%	3,532,390	12.63	to	11.86	43,177,588	1.63%	-16.71%	to	-18.13%
2021	0.40%	to	2.40%	2,930,870	15.17	to	14.37	43,379,497	1.72%	21.38%	to	18.94%
NVIE6

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.40%	to	2.90%	11,432,230	22.97	to	14.12	209,951,333	0.84%	38.41%	to	34.94%
2024	0.40%	to	2.80%	3,326,611	16.60	to	10.64	44,288,946	2.33%	10.56%	to	7.88%
2023	0.40%	to	2.80%	3,155,178	15.01	to	9.87	38,116,632	2.64%	20.98%	to	18.07%
2022	0.40%	to	2.80%	3,312,582	12.41	to	8.36	33,425,282	3.52%	-14.72%	to	-16.77%
2021	0.40%	to	2.80%	3,502,801	14.55	to	10.04	41,878,046	2.24%	11.95%	to	9.25%
NVMGA2
2025	0.40%	to	2.40%	22,020,778	17.13	to	13.04	321,637,434	0.00%	14.38%	to	12.08%
2024	0.40%	to	2.50%	25,306,549	14.98	to	11.53	326,236,800	0.00%	6.93%	to	4.66%
2023	0.40%	to	2.50%	27,864,320	14.01	to	11.01	339,015,555	0.00%	11.36%	to	9.02%
2022	0.40%	to	2.85%	30,058,487	12.58	to	9.83	331,504,160	0.00%	-15.18%	to	-17.26%
2021	0.40%	to	2.85%	29,761,850	14.83	to	11.88	390,613,736	3.64%	4.01%	to	1.45%
NVMIVX
2025	0.80%	to	1.40%	114,090	19.21	to	18.61	2,131,331	1.76%	34.13%	to	33.32%
2024	0.80%	to	1.40%	116,593	14.32	to	13.96	1,632,172	5.89%	3.60%	to	2.97%
2023	0.80%	to	1.40%	136,468	13.83	to	13.56	1,854,186	2.71%	14.75%	to	14.06%
2022	0.80%	to	1.40%	154,806	12.05	to	11.89	1,842,982	3.65%	-6.62%	to	-7.18%
2021	0.80%	to	1.40%	169,230	12.90	to	12.81	2,169,305	3.29%	9.69%	to	9.03%
NVMIVZ
2025	0.40%	to	2.90%	10,545,284	19.36	to	16.96	193,255,097	1.85%	34.41%	to	31.04%
2024	0.40%	to	2.90%	10,171,479	14.40	to	12.94	140,009,288	5.77%	3.68%	to	1.06%
2023	0.40%	to	2.90%	11,712,901	13.89	to	12.81	157,176,808	2.30%	14.90%	to	12.03%
2022	0.40%	to	2.90%	14,533,815	12.09	to	11.43	171,558,494	3.59%	-6.50%	to	-8.85%
2021	0.40%	to	2.90%	15,544,285	12.93	to	12.54	198,371,983	3.01%	9.84%	to	7.08%
NVMLG1
2025	0.80%	to	1.40%	252,736	75.50	to	67.83	17,396,631	3.77%	13.29%	to	12.60%
2024	0.80%	to	1.40%	291,808	66.64	to	60.23	17,828,340	0.76%	25.05%	to	24.29%
2023	0.80%	to	1.40%	330,587	53.29	to	48.46	16,274,446	5.66%	34.28%	to	33.47%
2022	0.80%	to	1.40%	291,776	39.69	to	36.31	10,731,536	5.18%	-13.19%	to	-13.71%
2021	0.80%	to	1.40%	306,158	45.72	to	42.08	13,032,023	0.00%	39.32%	to	38.48%
NVMLG2
2025	0.40%	to	2.90%	4,796,193	78.28	to	49.56	310,448,647	3.74%	13.37%	to	10.53%
2024	0.40%	to	2.90%	4,722,101	69.05	to	44.84	271,688,303	0.65%	25.35%	to	22.19%
2023	0.40%	to	2.90%	4,641,666	55.08	to	36.70	214,404,285	5.61%	34.45%	to	31.09%
2022	0.40%	to	2.90%	3,990,989	40.97	to	27.99	138,301,443	4.92%	-12.99%	to	-15.17%
2021	0.40%	to	2.90%	4,373,691	47.09	to	33.00	175,813,389	0.00%	39.31%	to	35.82%
NVMM2
2025	0.95%	to	1.45%	323,701	10.86	to	10.56	3,495,943	3.61%	2.67%	to	2.15%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.95%	to	1.45%	394,183	10.58	to	10.34	4,149,612	4.48%	3.62%	to	3.10%
2023	0.95%	to	1.45%	212,392	10.21	to	10.03	2,156,823	4.44%	3.50%	to	2.98%
2022	0.95%	to	1.35%	71,675	9.87	to	9.76	703,543	0.82%	0.17%	to	-0.23%
2021	0.95%	to	1.45%	142,905	9.85	to	9.77	1,398,478	0.00%	-0.95%	to	-1.45%
NVMMG1
2025	0.80%	to	1.40%	4,074,349	35.11	to	31.54	130,541,852	0.00%	5.07%	to	4.43%
2024	0.80%	to	1.40%	4,590,452	33.41	to	30.20	140,714,840	0.00%	17.55%	to	16.83%
2023	0.80%	to	1.40%	5,123,907	28.43	to	25.85	134,331,293	0.00%	19.62%	to	18.90%
2022	0.80%	to	1.40%	5,600,134	23.77	to	21.74	123,356,538	0.00%	-38.11%	to	-38.48%
2021	0.80%	to	1.40%	6,168,000	38.40	to	35.34	220,644,760	0.12%	-5.47%	to	-6.04%
NVMMG2
2025	0.40%	to	2.90%	2,857,785	35.29	to	22.98	85,269,423	0.00%	5.19%	to	2.55%
2024	0.40%	to	2.90%	3,453,535	33.55	to	22.41	98,919,875	0.00%	17.61%	to	14.64%
2023	0.40%	to	2.90%	4,064,100	28.53	to	19.55	100,053,703	0.00%	19.96%	to	16.96%
2022	0.40%	to	2.90%	4,472,363	23.78	to	16.71	92,680,082	0.00%	-38.07%	to	-39.62%
2021	0.40%	to	2.90%	4,260,944	38.40	to	27.68	143,982,094	0.00%	-5.31%	to	-7.69%
NVMMV1
2025	0.40%	to	0.60%	17,103	26.95	to	26.27	454,907	0.96%	1.98%	to	1.78%
2024	0.40%	to	0.60%	20,304	26.43	to	25.82	529,139	1.17%	8.10%	to	7.89%
2023	0.40%	to	0.60%	19,612	24.45	to	23.93	473,211	1.58%	8.38%	to	8.17%
2022	0.40%	to	0.60%	25,749	22.56	to	22.12	574,533	1.38%	-2.98%	to	-3.18%
2021	0.40%	to	0.60%	31,910	23.25	to	22.85	735,911	0.88%	23.71%	to	23.46%
NVMMV2
2025	0.40%	to	2.90%	10,496,401	36.59	to	22.76	312,014,366	1.23%	1.89%	to	-0.66%
2024	0.40%	to	2.90%	6,568,477	35.91	to	22.92	194,847,503	0.98%	8.05%	to	5.32%
2023	0.40%	to	2.90%	7,395,809	33.23	to	21.76	204,945,097	1.47%	8.20%	to	5.49%
2022	0.40%	to	2.90%	8,345,185	30.71	to	20.62	215,518,968	1.38%	-3.05%	to	-5.48%
2021	0.40%	to	2.90%	8,751,029	31.68	to	21.82	235,464,529	0.74%	23.52%	to	20.42%
NVNMO1
2025	0.80%	to	1.40%	1,977,454	43.10	to	38.72	77,587,635	0.49%	10.99%	to	10.32%
2024	0.80%	to	1.40%	2,191,166	38.84	to	35.10	77,883,452	0.42%	20.50%	to	19.77%
2023	0.80%	to	1.40%	2,468,745	32.23	to	29.31	73,203,345	0.51%	22.41%	to	21.67%
2022	0.80%	to	1.40%	2,722,064	26.33	to	24.09	66,291,363	0.38%	-17.72%	to	-18.22%
2021	0.80%	to	1.40%	2,959,489	32.00	to	29.45	88,053,178	0.30%	25.56%	to	24.80%
NVNMO2
2025	0.40%	to	2.55%	1,123,211	44.81	to	30.77	41,875,116	0.39%	11.22%	to	8.82%
2024	0.40%	to	2.85%	1,331,264	40.29	to	26.86	45,199,640	0.33%	20.99%	to	18.00%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.40%	to	2.85%	1,551,044	33.30	to	22.77	44,030,843	0.41%	22.70%	to	19.70%
2022	0.40%	to	2.85%	1,776,328	27.14	to	19.02	41,559,262	0.32%	-17.44%	to	-19.47%
2021	0.40%	to	2.85%	1,803,208	32.87	to	23.62	51,630,555	0.22%	25.92%	to	22.82%
NVNSR1
2025	0.80%	to	1.40%	36,420	33.08	to	29.72	1,102,703	0.90%	1.32%	to	0.71%
2024	0.80%	to	1.40%	52,498	32.65	to	29.51	1,575,562	0.27%	7.76%	to	7.10%
2023	0.80%	to	1.40%	59,688	30.30	to	27.56	1,670,932	0.32%	19.63%	to	18.91%
2022	0.80%	to	1.40%	64,240	25.33	to	23.17	1,510,981	0.48%	-23.53%	to	-23.99%
2021	0.80%	to	1.40%	77,964	33.13	to	30.49	2,408,066	0.33%	25.80%	to	25.03%
NVNSR2
2025	0.40%	to	2.90%	2,634,241	36.79	to	22.37	76,426,698	0.97%	1.63%	to	-0.92%
2024	0.40%	to	2.90%	3,015,221	36.20	to	22.58	86,791,071	0.17%	8.04%	to	5.31%
2023	0.40%	to	2.90%	3,345,884	33.51	to	21.44	89,981,990	0.29%	20.20%	to	17.19%
2022	0.40%	to	2.90%	3,655,873	27.88	to	18.29	82,634,529	0.48%	-23.26%	to	-25.18%
2021	0.40%	to	2.90%	4,161,778	36.33	to	24.45	123,921,744	0.32%	26.25%	to	23.08%
NVOLG1
2025	0.40%	to	1.50%	5,884,428	37.16	to	15.09	464,634,244	0.91%	16.71%	to	15.43%
2024	0.40%	to	1.50%	6,617,130	31.84	to	13.07	452,038,414	1.17%	22.31%	to	20.95%
2023	0.40%	to	1.50%	7,478,973	26.03	to	10.81	421,747,263	1.41%	23.39%	to	22.03%
2022	0.40%	to	1.50%	8,224,215	21.10	to	8.86	379,945,812	0.86%	-22.41%	to	-23.27%
2021	0.40%	to	1.50%	8,981,264	27.19	to	11.54	539,546,722	0.52%	29.72%	to	15.41%
NVOLG2
2025	0.40%	to	2.90%	7,319,302	89.12	to	58.34	545,437,084	0.66%	16.44%	to	13.52%
2024	0.40%	to	2.90%	8,525,965	76.53	to	51.40	551,009,124	0.93%	22.00%	to	18.93%
2023	0.40%	to	2.90%	9,991,204	62.73	to	43.22	534,612,263	1.16%	23.07%	to	19.99%
2022	0.40%	to	2.90%	11,299,381	50.97	to	36.02	496,224,361	0.62%	-22.57%	to	-24.51%
2021	0.40%	to	2.90%	12,644,828	65.83	to	47.71	724,423,317	0.63%	29.40%	to	26.15%
NVRE1
2025	0.80%	to	1.40%	1,283,659	23.17	to	20.81	27,107,464	1.61%	-0.22%	to	-0.83%
2024	0.80%	to	1.40%	1,463,165	23.22	to	20.99	31,131,243	2.34%	9.83%	to	9.17%
2023	0.80%	to	1.40%	1,631,689	21.14	to	19.22	31,778,029	2.23%	11.98%	to	11.30%
2022	0.80%	to	1.40%	1,864,968	18.88	to	17.27	32,591,526	1.51%	-29.09%	to	-29.52%
2021	0.80%	to	1.40%	2,016,971	26.62	to	24.51	49,969,174	1.08%	45.57%	to	44.69%
NVRE2
2025	0.40%	to	2.55%	3,076,691	48.04	to	16.16	59,764,689	1.39%	-0.07%	to	-2.23%
2024	0.40%	to	2.55%	3,558,999	48.08	to	16.53	69,740,225	2.16%	10.05%	to	7.66%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.40%	to	2.85%	3,862,803	43.69	to	14.63	69,652,098	2.06%	12.19%	to	9.44%
2022	0.40%	to	2.85%	4,225,753	38.94	to	13.37	68,617,190	1.24%	-29.00%	to	-30.75%
2021	0.40%	to	2.85%	4,572,952	54.85	to	19.31	105,252,118	0.87%	45.74%	to	42.16%
NVSIX2
2025	0.40%	to	2.75%	11,431,333	28.64	to	21.16	288,692,698	0.91%	11.69%	to	9.06%
2024	0.40%	to	2.75%	10,801,781	25.64	to	19.40	246,324,517	0.97%	10.43%	to	7.81%
2023	0.40%	to	2.75%	10,157,915	23.22	to	18.00	211,394,938	1.16%	15.88%	to	13.16%
2022	0.40%	to	2.75%	10,506,783	20.04	to	15.91	190,046,244	0.88%	-21.04%	to	-22.90%
2021	0.40%	to	2.80%	9,060,427	25.37	to	20.54	209,538,965	0.90%	13.74%	to	11.00%
NVSTB2
2025	0.40%	to	2.80%	12,370,019	13.21	to	8.56	135,996,351	3.91%	5.01%	to	2.48%
2024	0.40%	to	2.80%	13,995,455	12.58	to	8.36	147,714,930	3.83%	4.64%	to	2.10%
2023	0.40%	to	2.85%	15,839,903	12.02	to	8.12	161,265,090	3.38%	5.26%	to	2.68%
2022	0.40%	to	2.85%	17,506,995	11.42	to	7.91	171,179,119	2.01%	-6.04%	to	-8.35%
2021	0.40%	to	2.85%	16,839,858	12.16	to	8.63	175,883,719	1.06%	-0.99%	to	-3.42%
NVTIV3
2025	0.60%	to	2.55%	921,555	29.07	to	20.90	22,942,748	1.80%	34.18%	to	31.55%
2024	0.60%	to	2.55%	1,062,857	21.67	to	15.89	19,908,257	5.86%	3.62%	to	1.58%
2023	0.60%	to	2.55%	1,215,787	20.91	to	15.64	22,186,381	2.39%	14.87%	to	12.62%
2022	0.40%	to	2.55%	1,395,243	18.71	to	13.89	22,363,558	3.57%	-6.37%	to	-8.39%
2021	0.40%	to	2.55%	1,571,139	19.98	to	15.16	27,192,723	2.24%	9.96%	to	7.59%
SAM
2025	0.40%	to	2.80%	63,749,403	11.41	to	7.29	882,875,107	3.84%	3.50%	to	1.00%
2024	0.40%	to	2.80%	66,432,807	11.03	to	7.22	879,826,210	4.77%	4.46%	to	1.93%
2023	0.40%	to	2.80%	62,708,437	10.56	to	7.08	794,786,461	4.65%	4.33%	to	1.82%
2022	0.40%	to	2.75%	65,605,158	10.12	to	7.03	809,083,522	1.39%	0.89%	to	-1.48%
2021	0.40%	to	2.75%	56,976,060	10.03	to	7.14	670,472,324	0.00%	-0.40%	to	-2.75%
SCF
2025	0.40%	to	1.40%	419,715	34.67	to	128.15	53,745,952	1.00%	9.91%	to	8.80%
2024	0.40%	to	1.40%	477,375	31.54	to	117.78	56,467,876	0.12%	12.63%	to	11.49%
2023	0.40%	to	1.40%	544,345	28.01	to	105.64	56,784,283	0.50%	13.53%	to	12.40%
2022	0.40%	to	1.40%	595,817	24.67	to	93.99	55,956,979	0.44%	-19.09%	to	-19.90%
2021	0.40%	to	1.40%	648,193	30.49	to	117.34	75,978,903	0.00%	30.31%	to	29.01%
SCF2
2025	0.40%	to	2.55%	1,071,651	42.20	to	53.81	71,101,337	0.82%	9.61%	to	7.25%
2024	0.40%	to	2.55%	1,368,550	38.50	to	50.18	83,828,195	0.00%	12.38%	to	9.94%
2023	0.40%	to	2.55%	1,177,857	34.25	to	45.64	65,186,049	0.35%	13.24%	to	10.80%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.40%	to	2.55%	1,219,361	30.25	to	41.19	60,808,453	0.31%	-19.31%	to	-21.05%
2021	0.40%	to	2.85%	1,112,472	37.49	to	45.09	69,765,465	0.00%	29.99%	to	26.79%
SCGF
2025	0.80%	to	1.40%	317,999	32.04	to	27.42	8,939,031	0.00%	15.43%	to	14.73%
2024	0.80%	to	1.40%	239,066	27.76	to	23.90	5,856,848	0.00%	20.24%	to	19.50%
2023	0.80%	to	1.40%	238,034	23.09	to	20.00	4,877,638	0.00%	16.53%	to	15.83%
2022	0.80%	to	1.40%	284,269	19.81	to	17.27	5,023,975	0.00%	-30.92%	to	-31.34%
2021	0.80%	to	1.40%	294,897	28.68	to	25.15	7,584,535	0.00%	9.43%	to	8.76%
SCGF2
2025	0.40%	to	2.80%	1,669,561	38.87	to	38.11	91,021,744	0.00%	15.61%	to	12.83%
2024	0.40%	to	2.80%	1,673,875	33.62	to	33.78	79,645,622	0.00%	20.44%	to	17.52%
2023	0.40%	to	2.80%	1,395,670	27.92	to	28.74	55,721,552	0.00%	16.69%	to	13.89%
2022	0.40%	to	2.80%	1,313,572	25.23	to	25.24	45,606,828	0.00%	-30.78%	to	-32.45%
2021	0.40%	to	2.85%	1,159,135	36.46	to	37.01	59,233,597	0.00%	9.60%	to	6.91%
SCVF
2025	0.40%	to	1.40%	299,263	25.17	to	58.84	17,366,949	1.25%	1.76%	to	0.74%
2024	0.40%	to	1.40%	340,918	24.74	to	58.41	19,663,334	0.71%	6.10%	to	5.03%
2023	0.40%	to	1.40%	399,420	23.31	to	55.61	21,963,922	0.41%	16.98%	to	15.81%
2022	0.40%	to	1.40%	445,517	19.93	to	48.02	21,209,510	0.33%	-13.26%	to	-14.13%
2021	0.40%	to	1.40%	466,390	22.98	to	55.92	25,931,310	0.00%	31.51%	to	30.19%
SCVF2
2025	0.40%	to	2.75%	857,370	34.69	to	36.40	44,785,797	1.13%	1.46%	to	-0.93%
2024	0.40%	to	2.75%	873,173	34.19	to	36.74	45,549,718	0.66%	5.87%	to	3.36%
2023	0.40%	to	2.75%	967,848	32.29	to	35.55	48,193,892	0.21%	16.69%	to	13.94%
2022	0.40%	to	2.75%	1,066,618	27.67	to	31.20	46,164,330	0.12%	-13.51%	to	-15.55%
2021	0.40%	to	2.85%	1,086,083	32.00	to	36.24	55,561,610	0.00%	31.05%	to	27.83%
TRF
2025	0.80%	to	1.40%	506,612	94.58	to	96.12	116,523,904	0.89%	15.56%	to	14.86%
2024	0.80%	to	1.40%	561,795	81.85	to	83.68	113,205,792	1.04%	12.74%	to	12.06%
2023	0.80%	to	1.40%	617,800	72.60	to	74.68	111,193,139	1.31%	7.41%	to	6.76%
2022	0.80%	to	1.40%	680,092	67.59	to	69.95	114,521,605	1.14%	-9.18%	to	-9.72%
2021	0.80%	to	1.40%	760,739	74.42	to	77.48	140,363,843	0.76%	20.91%	to	20.18%
TRF2
2025	0.40%	to	2.90%	1,916,920	40.44	to	37.38	105,285,516	0.66%	15.75%	to	12.85%
2024	0.40%	to	2.90%	2,093,768	34.93	to	33.13	100,483,883	0.80%	12.88%	to	10.03%
2023	0.40%	to	2.90%	2,329,915	30.95	to	30.11	100,313,544	1.08%	7.60%	to	4.91%
2022	0.40%	to	2.90%	2,527,841	28.76	to	28.70	102,368,804	0.92%	-9.03%	to	-11.31%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.40%	to	2.90%	2,764,737	31.62	to	32.36	124,781,722	0.52%	21.09%	to	18.05%
AMMCGS
2025	0.80%	to	2.50%	49,862	24.47	to	55.89	2,917,209	0.00%	4.39%	to	2.60%
2024	0.80%	to	2.50%	36,329	23.44	to	54.47	2,415,137	0.00%	22.76%	to	20.65%
2023	0.80%	to	2.50%	42,222	19.10	to	45.15	2,295,073	0.00%	17.02%	to	15.02%
2022	0.80%	to	2.50%	50,308	16.32	to	39.25	2,315,370	0.00%	-29.40%	to	-30.61%
2021	0.80%	to	2.50%	55,520	23.11	to	56.56	3,681,772	0.00%	11.82%	to	9.91%
AMSRS
2025	0.80%	to	2.35%	189,063	67.15	to	57.40	13,644,500	0.00%	12.83%	to	11.07%
2024	0.80%	to	2.35%	233,813	59.51	to	51.68	14,978,319	0.21%	24.83%	to	22.87%
2023	0.80%	to	2.35%	268,444	47.67	to	42.06	13,774,708	0.34%	25.89%	to	23.93%
2022	0.80%	to	2.35%	296,772	37.87	to	33.94	12,176,093	0.43%	-19.10%	to	-20.37%
2021	0.80%	to	2.35%	346,609	46.81	to	42.62	17,657,350	0.37%	22.49%	to	20.58%
AMTB
2025	0.40%	to	2.90%	2,874,557	12.80	to	7.98	36,930,360	5.30%	5.29%	to	2.65%
2024	0.40%	to	2.90%	3,158,163	12.16	to	7.78	38,831,766	5.48%	5.67%	to	3.00%
2023	0.40%	to	2.90%	3,500,786	11.50	to	7.55	41,209,251	4.39%	5.48%	to	2.84%
2022	0.40%	to	2.90%	3,921,360	10.91	to	7.34	44,153,108	3.58%	-5.56%	to	-7.93%
2021	0.40%	to	2.90%	4,852,137	11.55	to	7.97	57,767,611	2.57%	0.34%	to	-2.18%
NAWEI
2025	1.15%	to	2.15%	1,216,514	12.04	to	11.96	14,608,853	2.29%	20.43%	to	19.61%	*****
DWVSVS
2025	0.40%	to	2.80%	3,420,528	27.03	to	19.84	81,361,195	0.96%	7.40%	to	4.81%
2024	0.40%	to	2.85%	3,497,032	25.16	to	18.82	78,052,283	0.99%	10.57%	to	7.84%
2023	0.40%	to	2.85%	3,649,190	22.76	to	17.45	74,250,064	0.64%	8.66%	to	6.00%
2022	0.40%	to	2.85%	3,729,906	20.94	to	16.46	70,414,801	0.52%	-12.71%	to	-14.85%
2021	0.40%	to	2.85%	3,716,839	23.99	to	19.33	81,105,921	0.59%	33.48%	to	30.20%
WRASP
2025	0.40%	to	2.75%	3,530,761	31.08	to	20.88	88,096,583	1.22%	16.20%	to	13.46%
2024	0.40%	to	2.75%	4,175,824	26.75	to	18.40	90,893,414	1.77%	11.99%	to	9.33%
2023	0.40%	to	2.75%	5,072,989	23.88	to	16.83	100,006,226	2.02%	13.48%	to	10.81%
2022	0.40%	to	2.80%	5,834,271	21.05	to	15.08	102,643,572	1.50%	-15.08%	to	-17.12%
2021	0.40%	to	2.85%	6,634,744	24.79	to	18.08	139,284,839	1.53%	10.00%	to	7.29%
WRENG
2025	0.40%	to	0.60%	11,684	9.40	to	9.25	108,216	0.99%	11.44%	to	11.22%
2024	0.40%	to	0.60%	11,593	8.43	to	8.32	96,519	2.97%	-5.98%	to	-6.17%
2023	0.40%	to	0.60%	11,537	8.97	to	8.87	102,355	1.36%	3.60%	to	3.39%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.40%	to	0.60%	35,819	8.66	to	8.58	309,196	3.39%	49.87%	to	49.57%
2021	0.40%	to	0.60%	12,683	5.78	to	5.73	72,793	1.52%	41.43%	to	41.15%
WRHIP
2025	0.40%	to	2.80%	2,319,458	16.21	to	13.38	36,340,468	6.60%	6.74%	to	4.17%
2024	0.40%	to	2.80%	2,840,999	15.18	to	12.85	42,215,596	6.55%	5.77%	to	3.21%
2023	0.40%	to	2.80%	3,265,658	14.36	to	12.45	46,455,701	6.23%	11.31%	to	8.63%
2022	0.40%	to	2.85%	3,658,283	12.90	to	11.40	47,612,208	6.61%	-11.32%	to	-13.50%
2021	0.40%	to	2.85%	4,229,804	14.54	to	13.18	62,803,120	5.88%	5.64%	to	3.04%
WRMCG
2025	0.40%	to	2.55%	7,054,996	34.98	to	25.96	215,160,938	0.00%	0.77%	to	-1.40%
2024	0.40%	to	2.85%	6,984,162	34.71	to	25.32	213,019,637	0.00%	1.79%	to	-0.73%
2023	0.40%	to	2.85%	7,161,979	34.10	to	25.51	216,331,588	0.00%	19.14%	to	16.22%
2022	0.40%	to	2.85%	6,957,478	28.62	to	21.95	177,841,664	0.00%	-31.07%	to	-32.77%
2021	0.40%	to	2.85%	6,603,501	41.53	to	32.64	247,038,804	0.00%	15.89%	to	13.04%
WRPAP
2025	0.60%			564	29.45			16,596	1.72%	15.16%
2024	0.60%			559	25.57			14,296	1.19%	10.32%
2023	0.60%			559	23.18			12,956	6.07%	16.76%
2022	0.60%			579	19.85			11,494	1.95%	-17.18%
2021	0.60%			566	23.97			13,567	1.64%	18.22%
WRPCP
2025	0.40%			93,195	24.04			2,240,773	3.00%	9.99%
2024	0.40%			102,110	21.86			2,232,039	1.82%	7.61%
2023	0.40%			115,768	20.31			2,351,562	4.71%	11.97%
2022	0.40%			55,945	18.14			1,014,928	2.91%	-14.34%
2021	0.40%			130,486	21.18			2,763,495	2.84%	9.74%
WRPMAP
2025	0.40%			438,727	35.29			15,482,068	2.26%	14.13%
2024	0.40%			648,523	30.92			20,052,436	1.54%	9.78%
2023	0.40%			968,133	28.17			27,268,387	6.06%	15.97%
2022	0.40%	to	0.60%	1,275,749	24.29	to	23.66	30,984,652	2.40%	-16.16%	to	-16.33%
2021	0.40%	to	0.60%	1,342,740	28.97	to	28.27	38,899,207	1.86%	16.41%	to	16.18%
WRPMAV
2025	0.40%	to	0.60%	101,963	21.92	to	21.39	2,206,277	2.27%	11.64%	to	11.41%
2024	0.40%	to	0.60%	132,478	19.64	to	19.20	2,577,178	1.36%	8.29%	to	8.07%
2023	0.40%	to	0.60%	157,904	18.14	to	17.76	2,842,724	5.81%	14.88%	to	14.65%
2022	0.40%	to	0.60%	270,254	15.79	to	15.49	4,247,559	1.85%	-14.29%	to	-14.46%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.40%	to	0.60%	279,455	18.42	to	18.11	5,126,524	1.48%	14.78%	to	14.55%
WRPMCP
2025	0.40%	to	0.60%	131,471	27.59	to	26.71	3,625,734	2.53%	11.63%	to	11.41%
2024	0.40%	to	0.60%	158,859	24.72	to	23.98	3,924,998	1.66%	8.16%	to	7.94%
2023	0.40%	to	0.60%	169,717	22.85	to	22.21	3,877,088	4.86%	13.47%	to	13.24%
2022	0.40%	to	0.60%	182,279	20.14	to	19.62	3,670,026	2.95%	-15.01%	to	-15.18%
2021	0.40%	to	0.60%	233,945	23.69	to	23.13	5,542,275	2.02%	11.92%	to	11.70%
WRPMP
2025	0.40%	to	0.60%	364,052	31.18	to	30.19	11,341,425	2.52%	13.05%	to	12.82%
2024	0.40%	to	0.60%	442,444	27.58	to	26.76	12,194,754	1.67%	8.83%	to	8.61%
2023	0.40%	to	0.60%	615,004	25.34	to	24.64	15,576,872	5.60%	14.82%	to	14.59%
2022	0.40%	to	0.60%	704,932	22.07	to	21.50	15,549,837	2.61%	-15.56%	to	-15.73%
2021	0.40%	to	0.60%	765,393	26.14	to	25.51	19,992,603	1.95%	14.20%	to	13.97%
NOTB4
2025	1.30%	to	2.40%	237,373	14.04	to	12.12	3,136,922	2.72%	7.28%	to	6.09%
2024	1.30%	to	2.40%	258,532	13.09	to	11.42	3,206,555	2.14%	4.31%	to	3.14%
2023	1.30%	to	2.45%	340,384	12.55	to	11.01	4,063,676	0.00%	7.23%	to	5.99%
2022	1.30%	to	2.45%	451,826	11.70	to	10.39	5,055,488	19.22%	-13.31%	to	-14.32%
2021	1.30%	to	2.45%	501,455	13.50	to	12.12	6,496,666	0.54%	6.88%	to	5.63%
NOTG4
2025	1.30%	to	2.45%	160,241	16.04	to	13.75	2,391,669	1.81%	9.83%	to	8.55%
2024	1.30%	to	2.45%	178,436	14.60	to	12.66	2,441,311	1.50%	5.88%	to	4.64%
2023	1.30%	to	2.45%	256,381	13.79	to	12.10	3,329,741	0.12%	9.28%	to	8.01%
2022	1.30%	to	2.45%	300,024	12.62	to	11.20	3,590,557	8.41%	-14.98%	to	-15.96%
2021	1.30%	to	2.50%	327,868	14.84	to	13.27	4,637,645	0.70%	10.67%	to	9.33%
NOTMG4
2025	1.30%	to	2.50%	268,123	15.64	to	13.32	3,892,736	2.55%	8.57%	to	7.25%
2024	1.30%	to	2.50%	305,571	14.41	to	12.42	4,111,550	2.48%	5.78%	to	4.49%
2023	1.30%	to	2.50%	331,292	13.62	to	11.88	4,246,735	0.15%	8.62%	to	7.30%
2022	1.30%	to	2.50%	385,859	12.54	to	11.08	4,588,722	15.75%	-14.88%	to	-15.91%
2021	1.30%	to	2.85%	455,778	14.73	to	11.92	6,375,111	0.74%	9.28%	to	7.57%
MNCPS2
2025	0.40%	to	1.45%	30,966	19.58	to	15.66	557,824	3.05%	15.53%	to	14.31%
2024	0.40%	to	1.45%	27,729	16.95	to	13.70	428,769	3.15%	7.83%	to	6.68%
2023	0.40%	to	1.45%	27,797	15.72	to	12.84	401,363	1.79%	8.04%	to	6.91%
2022	0.40%	to	1.45%	30,432	14.55	to	12.01	410,578	2.99%	-13.32%	to	-14.23%
2021	0.40%	to	1.45%	31,240	16.78	to	14.00	489,404	0.76%	8.43%	to	7.29%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

PMUBA
2025	0.40%	to	0.60%	15,942	12.39	to	12.20	196,718	5.43%	7.57%	to	7.35%
2024	0.40%	to	0.60%	5,385	11.52	to	11.36	61,399	4.69%	5.08%	to	4.87%
2023	0.40%	to	0.60%	6,997	10.96	to	10.83	76,177	3.62%	6.57%	to	6.36%
2022	0.40%	to	0.60%	7,154	10.28	to	10.19	73,161	2.63%	-6.83%	to	-7.02%
2021	0.40%	to	0.60%	5,661	11.04	to	10.96	62,133	1.99%	0.79%	to	0.58%
PMVAAD
2025	0.40%	to	2.75%	2,089,683	16.09	to	12.75	31,409,571	4.52%	13.74%	to	11.05%
2024	0.40%	to	2.75%	2,307,122	14.15	to	11.48	30,857,143	6.27%	3.16%	to	0.71%
2023	0.40%	to	2.80%	2,678,564	13.71	to	11.33	35,115,689	2.80%	7.59%	to	5.00%
2022	0.40%	to	2.80%	2,882,103	12.75	to	10.79	35,490,501	7.51%	-12.22%	to	-14.33%
2021	0.40%	to	2.80%	3,059,097	14.52	to	12.60	43,367,124	10.90%	15.58%	to	12.79%
PMVEBD
2025	0.40%	to	2.40%	973,181	14.11	to	10.91	11,933,152	6.82%	14.41%	to	12.11%
2024	0.40%	to	2.40%	1,033,790	12.33	to	9.73	11,194,610	6.33%	6.99%	to	4.83%
2023	0.40%	to	2.40%	1,196,193	11.52	to	9.28	12,237,595	5.61%	10.57%	to	8.35%
2022	0.40%	to	2.40%	1,277,183	10.42	to	8.57	11,943,729	4.73%	-16.14%	to	-17.82%
2021	0.40%	to	2.40%	1,297,839	12.43	to	10.42	14,629,822	4.39%	-3.04%	to	-4.98%
PMVFAD
2025	0.60%	to	2.75%	1,072,774	11.73	to	8.15	10,788,885	3.37%	9.37%	to	7.00%
2024	0.60%	to	2.75%	1,447,032	10.73	to	7.62	13,428,725	3.12%	-4.08%	to	-6.17%
2023	0.60%	to	2.75%	1,255,174	11.18	to	8.12	12,264,698	2.43%	5.48%	to	3.20%
2022	0.60%	to	2.75%	1,350,511	10.60	to	7.86	12,602,018	1.47%	-19.55%	to	-21.29%
2021	0.40%	to	2.75%	1,409,571	13.52	to	9.99	16,497,111	5.77%	-7.98%	to	-10.15%
PMVFHA
2025	0.40%	to	0.60%	11,024	13.79	to	13.45	151,725	3.48%	3.53%	to	3.32%
2024	0.40%	to	0.60%	11,102	13.32	to	13.01	147,628	3.60%	5.04%	to	4.83%
2023	0.40%	to	0.60%	12,848	12.68	to	12.42	162,729	2.60%	8.59%	to	8.37%
2022	0.40%	to	0.60%	12,975	11.68	to	11.46	151,355	1.37%	-10.52%	to	-10.70%
2021	0.40%	to	0.60%	40,864	13.05	to	12.83	533,244	1.57%	-2.35%	to	-2.54%
PMVFHV
2025	1.05%	to	1.95%	443,747	10.38	to	10.57	4,539,726	3.33%	2.75%	to	1.82%
2024	1.05%	to	2.30%	146,043	10.10	to	10.36	1,462,101	3.69%	4.24%	to	3.55%
2023	1.05%			129	9.69			1,254	2.50%	7.77%
2022	1.05%			130	8.99			1,169	1.39%	-11.19%
2021	1.05%			130	10.12			1,316	1.25%	-3.08%			*****
PMVHYD

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.40%	to	0.60%	25,699	16.66	to	16.24	425,535	6.16%	8.41%	to	8.19%
2024	0.40%	to	0.60%	21,311	15.37	to	15.01	325,272	5.74%	6.35%	to	6.13%
2023	0.40%	to	0.60%	27,741	14.45	to	14.14	397,326	5.59%	11.68%	to	11.45%
2022	0.40%	to	0.60%	31,464	12.94	to	12.69	404,145	4.94%	-10.74%	to	-10.92%
2021	0.40%	to	0.60%	28,229	14.49	to	14.24	406,215	4.38%	3.13%	to	2.92%
PMVIV
2025	0.40%	to	1.10%	1,058,574	13.27	to	12.57	13,554,981	5.07%	9.64%	to	8.87%
2024	0.40%	to	2.40%	4,446,702	12.10	to	10.73	49,247,929	5.72%	4.88%	to	2.77%
2023	0.40%	to	2.40%	1,304,923	11.54	to	10.44	13,978,536	5.24%	7.72%	to	4.37%
2022	0.40%	to	1.45%	425,080	10.71	to	9.82	4,404,541	3.61%	-8.25%	to	-9.21%
2021	0.40%	to	1.45%	394,576	11.67	to	10.81	4,475,523	2.79%	1.50%	to	0.43%
PMVLAD
2025	0.40%	to	2.90%	24,269,269	13.83	to	9.05	282,209,470	3.84%	4.99%	to	2.36%
2024	0.40%	to	2.90%	27,364,889	13.17	to	8.84	306,030,684	3.89%	3.97%	to	1.35%
2023	0.40%	to	2.90%	29,318,519	12.67	to	8.72	318,359,447	3.50%	4.46%	to	1.84%
2022	0.40%	to	2.90%	31,285,789	12.12	to	8.57	328,224,325	1.52%	-6.22%	to	-8.57%
2021	0.40%	to	2.90%	35,344,714	12.93	to	9.37	398,995,721	0.42%	-1.42%	to	-3.90%
PMVRA
2025	0.40%	to	1.10%	173,916	11.61	to	10.61	1,969,752	3.34%	7.30%	to	6.55%
2024	0.40%	to	2.00%	327,236	10.82	to	8.95	3,334,797	2.25%	1.62%	to	-0.02%
2023	0.40%	to	0.60%	147,996	10.64	to	10.42	1,574,540	2.93%	3.18%	to	2.97%
2022	0.40%	to	0.60%	160,069	10.32	to	10.12	1,650,693	6.29%	-12.33%	to	-12.50%
2021	0.40%	to	0.60%	71,857	11.77	to	11.56	844,839	5.03%	5.02%	to	4.81%
PMVRSD
2025	0.40%	to	1.45%	230,005	9.60	to	8.39	2,034,655	2.88%	18.19%	to	16.94%
2024	0.40%	to	1.45%	171,817	8.12	to	7.18	1,304,785	2.08%	3.55%	to	2.45%
2023	0.40%	to	1.45%	170,327	7.85	to	7.01	1,254,404	15.71%	-8.30%	to	-9.26%
2022	0.40%	to	1.45%	156,784	8.56	to	7.72	1,277,325	19.90%	8.23%	to	7.09%
2021	0.40%	to	1.45%	65,783	7.90	to	7.21	500,452	4.65%	32.58%	to	31.18%
PMVSTA
2025	0.40%	to	2.80%	12,592,299	12.47	to	9.85	143,186,594	4.37%	4.15%	to	1.64%
2024	0.40%	to	2.85%	11,850,895	11.97	to	9.65	130,618,507	4.91%	5.52%	to	2.91%
2023	0.40%	to	2.85%	10,719,556	11.35	to	9.37	112,867,384	4.39%	5.38%	to	2.80%
2022	0.40%	to	2.85%	9,635,040	10.77	to	9.12	97,165,458	1.55%	-0.67%	to	-3.10%
2021	0.40%	to	2.85%	8,468,806	10.84	to	9.41	86,672,026	0.99%	-0.55%	to	-3.00%
PMVTRD
2025	1.30%	to	1.80%	19,260	11.67	to	10.83	217,915	4.01%	7.37%	to	6.82%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	1.30%	to	1.80%	21,048	10.87	to	10.14	221,839	3.94%	1.09%	to	0.58%
2023	1.30%	to	1.80%	22,629	10.75	to	10.08	236,076	3.49%	4.46%	to	3.94%
2022	1.30%	to	1.50%	13,157	10.29	to	10.05	133,225	2.46%	-15.50%	to	-15.67%
2021	1.30%	to	1.50%	20,108	12.18	to	11.92	242,427	1.68%	-2.64%	to	-2.84%
PVEIB
2025	0.40%	to	2.55%	10,662,544	25.33	to	23.46	277,158,701	1.35%	19.87%	to	17.28%
2024	0.40%	to	2.45%	9,218,757	21.13	to	20.16	201,613,041	0.99%	18.66%	to	16.21%
2023	0.40%	to	2.45%	6,994,432	17.81	to	17.35	130,099,240	1.98%	15.20%	to	12.84%
2022	0.40%	to	2.55%	6,093,266	15.46	to	15.28	99,278,171	1.24%	-3.52%	to	-5.60%
2021	0.40%	to	2.40%	3,189,682	16.02	to	16.31	54,563,794	0.75%	26.79%	to	24.25%
PVGOB
2024	1.05%	to	2.45%	153,788	39.74	to	35.22	5,877,769	0.00%	32.00%	to	30.12%
2023	0.95%	to	2.45%	159,188	30.33	to	27.07	4,646,571	0.00%	43.11%	to	40.95%
2022	0.95%	to	2.45%	144,553	21.20	to	19.21	2,958,245	0.00%	-31.16%	to	-32.20%
2021	0.95%	to	2.45%	186,548	30.79	to	28.33	5,568,948	0.00%	21.49%	to	19.65%
PVGPB
2025	1.15%	to	2.40%	497,977	12.57	to	12.31	6,234,229	1.15%	12.64%	to	11.22%
2024	1.25%	to	2.40%	195,685	11.16	to	11.07	2,180,237	0.00%	11.55%	to	10.68%	*****
PVIGIB
2025	0.40%	to	1.40%	130,404	23.99	to	22.65	3,011,892	1.50%	34.14%	to	32.79%
2024	0.40%	to	2.45%	1,554,884	17.88	to	16.23	26,577,534	2.26%	4.79%	to	2.62%
2023	0.40%	to	2.45%	1,337,915	17.06	to	15.81	22,022,857	1.51%	18.21%	to	15.78%
2022	0.40%	to	2.40%	1,038,753	14.44	to	13.68	14,605,662	1.60%	-7.18%	to	-9.04%
2021	0.40%	to	2.15%	491,909	15.55	to	15.10	7,523,821	1.08%	14.48%	to	12.47%
PVNOB
2025	0.95%	to	2.00%	546,994	15.48	to	15.05	8,374,430	0.65%	9.64%	to	8.48%
2024	0.75%	to	2.00%	555,100	14.17	to	13.87	7,782,731	0.21%	22.10%	to	20.55%
2023	1.30%	to	2.00%	211,758	11.56	to	11.51	2,447,112	0.00%	15.60%	to	15.06%	*****
PVTIGB
2025	0.90%	to	2.50%	1,687,034	13.90	to	26.43	54,407,366	0.01%	36.45%	to	34.24%
2024	0.90%	to	2.85%	1,379,289	10.19	to	18.21	32,390,973	2.09%	2.04%	to	0.02%
2023	0.90%	to	2.85%	1,227,979	9.98	to	18.21	28,988,121	0.03%	17.44%	to	15.14%
2022	0.90%	to	2.85%	1,129,390	8.50	to	15.81	23,072,362	1.40%	-15.11%	to	-17.19%
2021	1.15%	to	2.85%	787,260	26.40	to	19.10	19,714,613	1.05%	7.57%	to	5.72%
ROCSC
2025	0.40%	to	0.60%	3,065	23.40	to	22.81	71,243	1.94%	8.50%	to	8.28%
2024	0.40%	to	0.60%	3,007	21.57	to	21.07	64,460	1.22%	2.99%	to	2.78%

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.40%	to	0.60%	3,111	20.94	to	20.50	64,771	0.56%	25.42%	to	25.17%
2022	0.40%	to	0.60%	5,946	16.70	to	16.38	98,952	0.30%	-9.56%	to	-9.74%
2021	0.40%	to	0.60%	11,542	18.46	to	18.14	212,793	1.38%	28.30%	to	28.04%
TRHS2
2025	0.40%	to	2.80%	4,960,000	73.92	to	50.45	309,435,466	0.00%	17.33%	to	14.51%
2024	0.40%	to	2.80%	5,198,813	63.00	to	44.06	279,015,313	0.00%	1.01%	to	-1.44%
2023	0.40%	to	2.85%	5,524,111	62.37	to	44.39	296,162,901	0.00%	2.28%	to	-0.23%
2022	0.40%	to	2.85%	5,896,603	60.99	to	44.49	311,876,141	0.00%	-13.04%	to	-15.17%
2021	0.40%	to	2.85%	6,178,640	70.13	to	52.45	379,495,777	0.00%	12.38%	to	9.61%
TRMCG2
2025	0.60%	to	2.40%	3,269,983	12.47	to	11.88	39,940,918	0.00%	2.67%	to	0.81%
2024	0.60%	to	2.40%	1,772,795	12.14	to	11.78	21,249,922	0.00%	8.38%	to	6.40%
2023	1.15%	to	2.50%	1,325,564	11.16	to	11.06	14,760,997	0.00%	11.64%	to	10.63%	*****
VVGGS
2025	0.40%	to	1.45%	82,035	41.19	to	25.51	2,312,904	1.64%	163.38%	to	160.62%
2024	0.60%	to	1.45%	12,661	15.43	to	9.79	179,127	3.65%	13.72%	to	12.74%
2023	0.40%	to	1.45%	24,811	13.72	to	8.68	323,824	0.00%	9.97%	to	8.81%
2022	0.40%	to	1.45%	31,339	12.48	to	7.98	370,876	0.00%	-13.70%	to	-14.61%
2021	0.40%	to	1.45%	25,278	14.46	to	9.34	344,244	8.11%	-14.35%	to	-15.26%
VWBF
2025	0.80%	to	1.40%	143,369	26.66	to	25.21	4,183,743	5.22%	17.54%	to	16.83%
2024	0.80%	to	1.40%	150,341	22.68	to	21.57	3,766,233	7.10%	1.95%	to	1.33%
2023	0.80%	to	1.40%	169,384	22.24	to	21.29	4,226,078	4.19%	10.51%	to	9.85%
2022	0.80%	to	1.40%	188,129	20.13	to	19.38	4,215,455	4.50%	-7.67%	to	-8.23%
2021	0.80%	to	1.40%	201,742	21.80	to	21.12	4,947,081	5.11%	-4.82%	to	-5.40%
VWEM
2024	0.80%	to	1.40%	256,682	29.56	to	24.94	6,557,424	1.67%	0.39%	to	-0.22%
2023	0.80%	to	1.40%	279,464	29.44	to	24.99	7,150,731	3.51%	8.90%	to	8.24%
2022	0.80%	to	1.40%	334,358	27.04	to	23.09	7,879,360	0.27%	-24.98%	to	-25.43%
2021	0.80%	to	1.40%	378,341	36.04	to	30.96	11,950,296	0.91%	-12.57%	to	-13.10%
VWHA
2025	0.80%	to	2.35%	279,195	50.60	to	9.40	9,573,574	2.53%	35.39%	to	33.28%
2024	0.80%	to	2.35%	312,531	37.37	to	7.05	7,897,840	2.53%	-3.61%	to	-5.13%
2023	0.80%	to	2.35%	373,229	38.77	to	7.43	9,560,002	2.81%	-4.35%	to	-5.84%
2022	0.80%	to	2.35%	405,145	40.54	to	7.89	10,812,599	1.63%	7.53%	to	5.85%
2021	0.80%	to	2.35%	458,661	37.70	to	7.46	11,176,423	0.43%	17.97%	to	16.13%
VWHAS

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.40%	to	2.50%	5,255,389	12.63	to	8.82	53,400,722	2.21%	35.62%	to	32.77%
2024	0.40%	to	2.55%	4,405,674	9.32	to	6.60	33,471,087	2.37%	-3.48%	to	-5.57%
2023	0.40%	to	2.85%	5,067,207	9.65	to	6.74	40,253,974	2.26%	-4.22%	to	-6.57%
2022	0.40%	to	2.85%	7,565,765	10.08	to	7.22	62,771,460	1.36%	7.69%	to	5.05%
2021	0.40%	to	2.85%	5,854,613	9.36	to	6.87	45,997,786	0.34%	18.20%	to	15.30%
PIVF2
2025	0.95%	to	1.95%	507,997	13.71	to	13.48	6,917,504	0.23%	21.91%	to	20.68%
2024	0.95%	to	1.80%	252,580	11.24	to	11.18	2,832,609	0.44%	12.44%	to	11.80%	*****
VRVDRA
2025	0.40%	to	2.40%	1,627,968	14.01	to	12.24	21,337,041	2.74%	0.32%	to	-1.69%
2024	0.40%	to	2.40%	1,494,153	13.97	to	12.45	19,709,367	1.94%	10.47%	to	8.24%
2023	0.40%	to	2.40%	1,451,675	12.64	to	11.50	17,510,023	2.24%	10.58%	to	8.37%
2022	0.40%	to	2.40%	1,298,027	11.43	to	10.61	14,290,774	1.02%	-26.39%	to	-27.86%
2021	0.40%	to	2.35%	1,017,854	15.53	to	14.73	15,391,531	1.09%	45.83%	to	42.98%

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

*****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2025

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2025 and 2024, the permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 23, 2026

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2025	(As adjusted) 2024
Admitted assets
Invested assets
Bonds	$50,493	$45,802
Stocks	5,330	3,962
Mortgage loans, net of allowance	10,261	9,619
Policy loans	1,044	1,038
Derivative assets	85	194
Cash, cash equivalents and short-term investments	3,099	1,693
Securities lending collateral assets	295	247
Other invested assets	3,702	2,777
Total invested assets	$74,309	$65,332
Accrued investment income	790	699
Deferred federal income tax assets, net	938	660
Other assets	495	579
Separate account assets	133,243	123,292
Total admitted assets	$209,775	$190,562
Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$59,619	$51,794
Policyholders’ dividend accumulation	345	361
Asset valuation reserve	1,200	950
Payable for securities	1,262	845
Securities lending payable	295	247
Funds held under coinsurance	1,226	1,199
Other liabilities	1,113	1,018
Accrued transfers from separate accounts	(1,842)	(1,685)
Separate account liabilities	133,243	123,292
Total liabilities	$196,461	$178,021
Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	114	116
Additional paid-in capital	2,626	2,551
Unassigned surplus	9,470	8,770
Total capital and surplus	$13,314	$12,541
Total liabilities, capital and surplus	$209,775	$190,562

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
		(As adjusted)	(As adjusted)

(in millions)	2025	2024	2023
Revenues

Premiums and annuity considerations	$21,167	$16,493	$14,702

Net investment income	3,201	3,329	3,136

Other revenues	2,487	2,765	2,390

Total revenues	$26,855	$22,587	$20,228

Benefits and expenses

Benefits to policyholders and beneficiaries	$20,156	$20,861	$17,431

Increase in reserves for future policy benefits and claims	8,438	1,967	3,747

Net transfers from separate accounts	(4,518)	(3,401)	(3,725)

Commissions	972	843	766

Reserve adjustment on reinsurance assumed	(112)	(144)	(153)

Other expenses	783	766	702

Total benefits and expenses	$25,719	$20,892	$18,768

Income before federal income taxes and net realized capital losses on investments	$1,136	$1,695	$1,460

Federal income tax expense	65	68	108

Income before net realized capital losses on investments	$1,071	$1,627	$1,352

Net realized capital losses on investments, net of federal income tax expense (benefit) of $19, $1 and $(4) in 2025, 2024 and 2023, respectively, and excluding $(32), $(53) and $(30) of net realized capital losses transferred to the interest maintenance reserve in 2025, 2024 and 2023, respectively	(388)	(476)	(402)

Net income	$683	$1,151	$950

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2022 (As adjusted)	$4	$1,100	$-	$2,316	$6,774	$10,194

Net income	-	-	-	-	950	950

Change in asset valuation reserve	-	-	-	-	(103)	(103)

Change in deferred income taxes	-	-	-	-	132	132

Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)

Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	135	-	135

Other, net	-	-	-	-	35	35

Balance as of December 31, 2023 (As adjusted)	$4	$1,100	$93	$2,451	$7,585	$11,233

Net income	-	-	-	-	1,151	1,151

Change in asset valuation reserve	-	-	-	-	(109)	(109)

Change in deferred income taxes	-	-	-	-	28	28

Change in net unrealized capital gains and losses, net of tax expense of $53	-	-	-	-	32	32

Change in nonadmitted assets	-	-	-	-	66	66

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	100	-	100

Other, net	-	-	23	-	17	40

Balance as of December 31, 2024 (As adjusted)	$4	$1,100	$116	$2,551	$8,770	$12,541

Net income	-	-	-	-	683	683

Change in asset valuation reserve	-	-	-	-	(250)	(250)

Change in deferred income taxes	-	-	-	-	274	274

Change in net unrealized capital gains and losses, net of tax expense of $26	-	-	-	-	(36)	(36)

Change in nonadmitted assets	-	-	-	-	12	12

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	75	-	75

Other, net	-	-	(2)	-	17	15

Balance as of December 31, 2025	$4	$1,100	$114	$2,626	$9,470	$13,314

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
		(As adjusted)	(As adjusted)
(in millions)	2025	2024	2023
Cash flows from operating activities:
Premiums collected, net of reinsurance	$21,161	$16,486	$14,707
Net investment income	3,206	3,570	2,775
Other revenue	2,522	2,441	2,022
Policy benefits and claims paid	(20,146)	(20,874)	(17,582)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,642)	(1,455)	(1,268)
Net transfers from separate accounts	4,361	3,264	3,775
Policyholders’ dividends paid	(29)	(28)	(28)
Federal income taxes (paid) recovered	(126)	(93)	98
Net cash provided by operating activities	$9,307	$3,311	$4,499

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,397	$6,589	$2,595
Stocks	70	60	46
Mortgage loans	1,097	754	635
Other invested assets and other	877	769	467
Total investment proceeds	$8,441	$8,172	$3,743
Cost of investments acquired:
Bonds	$(11,022)	$(8,665)	$(6,256)
Stocks	(1,579)	(438)	(35)
Mortgage loans	(1,697)	(1,206)	(1,370)
Derivatives	(478)	(302)	(556)
Other invested assets and other	(1,332)	(862)	(766)
Total investments acquired	$(16,108)	$(11,473)	$(8,983)
Net increase in policy loans	(6)	(69)	(37)
Net cash used in investing activities	$(7,673)	$(3,370)	$(5,277)
Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$75	$100	$135
Net change in deposits on deposit-type contract funds and other insurance liabilities	(600)	499	271
Other cash provided (used)	297	(407)	311
Net cash (used in) provided by financing activities and miscellaneous	$(228)	$192	$717
Net increase (decrease) in cash, cash equivalents and short-term investments	$1,406	$132	$(63)
Cash, cash equivalents and short-term investments at beginning of year	1,693	1,561	1,624
Cash, cash equivalents and short-term investments at end of year	$3,099	$1,693	$1,561
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$459	$386	$385
Intercompany transfer of securities from merger	$-	$-	$203

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed, variable and registered index-linked annuities, public and private sector group retirement plans including retirement guarantee products, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include the agency distribution force of the Company’s ultimate majority parent company, NMIC, Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2025 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Life and Benefits Insurance Company (“NLBIC”), Jefferson National Life Insurance Company (“JNL”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisors, LLC (“NIA”), The Association Benefits Solution, LLC (“TABS”) and NSM Sales Corporation (“NSM”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and a nonadmitted subsidiary. NWSBL is an Ohio limited liability company that offers a securities-backed consumer lending product and is a nonadmitted subsidiary. NLBIC primarily offers medical stop loss insurance. JNL primarily offers individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and a nonadmitted subsidiary. TABS is a program manager for self-funded group health programs. NSM is an agency and a nonadmitted subsidiary. See Note 3 for additional information on business combinations.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2025 and 2024, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Basis of Presentation

Effective July 1, 2025 and pursuant to a merger agreement, Jefferson National Life Insurance Company of New York (“JNLNY”), a New York stock life insurance company and previous subsidiary of JNL, was merged with and into the Company, with the Company continuing as the surviving entity. The merger was deemed a statutory merger. All shares of JNLNY were cancelled and the outstanding surplus balance was merged into the Company’s total capital and surplus. There was not a material impact on the Company’s capital and surplus as a result of the merger. All statutory financial statements and accompanying notes as of and for the years ended December 31, 2024 and 2023, have been adjusted to reflect this merger.

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving entity. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s capital and surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed annuity and fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Net Income
Statutory Net Income		OH	$683	$1,151	$950
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	231	270	110
Reserves for indexed annuities	51	OH	(240)	(308)	(75)
Tax impact	101	OH	2	8	(7)
NAIC SAP			$676	$1,121	$978

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

			As of December 31,
(in millions)	SSAP #	State of domicile	2025	(As adjusted) 2024
Surplus
Statutory Capital and Surplus		OH	$13,314	$12,541
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	584	350
Reserves for indexed annuities	51	OH	(631)	(389)
Tax impact	101	OH	10	8
Subsidiary Valuation - NLAIC	51, 86, 101	OH	417	227
Subsidiary valuation - Eagle	51	OH	(669)	(529)
State Permitted Practice:
Subsidiary valuation - Eagle	61R	OH	(895)	(861)
NAIC SAP			$12,130	$11,347

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	surplus notes are accounted for as a component of capital and surplus;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•

investments in redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding asset-backed securities, are measured based on fair value and are not reversible;

•	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds and other tax credit investments (“Tax Credit Funds”);

•	the allowable earned yield method is utilized to determine the value of residual interest securitizations;

•

admitted subsidiary, controlled and affiliated (“SCA”) entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

•	interest earned on derivatives is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

•	Goodwill is limited to 10% of the prior reporting period’s adjusted capital and surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

•	goodwill is amortized and charged to surplus.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of adjusted capital and surplus); and

•	unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve or alternate methodology, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks and perpetual preferred stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Asset-backed securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in asset-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company periodically reviews asset-backed securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, NLBIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance SCA entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC, NIA and TABS, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance SCA entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, NLBIC, JNL and NISC are included in stocks, and the investments in Eagle and TABS are included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months, outstanding unsecured promissory notes with initial maturity dates of less than three months with certain affiliates and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, residuals, surplus notes, debt, joint ventures and the investments in Eagle and TABS. Except for investments in certain tax credit funds and residual interests, these investments are primarily recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.4 billion, $3.2 billion and $3.1 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2025, 2024 and 2023, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2043. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $2.4 billion as of December 31, 2025, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and asset-backed securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for asset-backed securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. See Note 3 for additional information on goodwill.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2025 and 2024, and 46% and 47% of the number of life insurance policies in force in 2025 and 2024, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2025 and 2024.

Recently Adopted Accounting Standards

Effective January 1, 2025, the Company adopted revisions to Statutory Statement of Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets (“SSAP No. 21”), in conformity with the NAIC’s revised guidance to develop a principles-based definition for debt securities qualifying for reporting as a bond. The adopted revisions require the assessment of securities to focus on their substance rather than legal form, updated the accounting and reporting guidance for debt securities that qualify for reporting as a bond, updated the accounting and reporting guidance for debt securities that do not qualify for reporting as a bond and updated guidance for the accounting and reporting of residual interests. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 21 for residual interests reported as Other Invested Assets. Residual interests, previously measured under the equity method of accounting, are now measured under the Allowable Earned Yield method with any unrealized gains and losses recognized as realized as of the date of adoption. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 93 – Investments in Tax Credit Structures and SSAP No. 94 –State and Federal Tax Credits. The revisions to SSAP No. 93 expand the scope of tax credit investments required to use the proportional amortization method and include additional annual disclosure requirements. The revisions to SSAP No. 94 require purchased tax credits to be recorded at face value with any discount deferred as other liabilities. Additional annual disclosures are also required as part of the revisions to SSAP No. 94. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $19 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2025 and 2024, the Company has $114 million and $116 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through March 23, 2026, the date the statutory financial statements were issued.

(3)	Business Combinations and Goodwill

On July 1, 2025, the Company completed its acquisition of the group health business of The Allstate Corporation (“Allstate”), which comprises NLBIC, formerly known as Direct General Life Insurance Company, TABS and NSM, for $1.24 billion. As a result of the acquisition, NLBIC, TABS and NSM became wholly-owned subsidiaries of the Company. The acquisition of NLBIC resulted in goodwill of $844 million. Goodwill amortization for the year ended December 31, 2025 related to the purchase was $42 million. NLBIC, based in Charleston, South Carolina, assumes medical stop loss through reinsurance agreements with unaffiliated entities of Allstate that sells its products through a diverse distribution network. Additionally, NLBIC underwrites individual term life insurance policies that are 100% ceded to an unaffiliated entity of Allstate through a reinsurance agreement.

On, March 1, 2017, The Company purchased all of the stock of JNFC. See Note 2 for additional information regarding the merger of JNFC with and into the Company, resulting in JNL being the wholly-owned subsidiary acquired.

The following transactions were accounted for as statutory purchases:

(in millions)	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill

Jefferson National Life Insurance Company	3/1/2017	$203	$162	$162	$19	$16	$226	8%

Nationwide Life and Benefits Insurance Company	7/1/2025	$1,072	$844	$844	$802	$42	$1,056	76%

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(4)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,117	$33	$-	$15,150	16%

At book value less current surrender charge of 5% or more	3,566	-	-	3,566	4%

At fair value	-	-	68,407	68,407	73%

Total with market value adjustment or at fair value	$18,683	$33	$68,407	$87,123	93%

At book value without adjustment (minimal or no charge or adjustment)	3,416	-	6	3,422	4%

Not subject to discretionary withdrawal	3,065	-	57	3,122	3%

Total, gross	$25,164	$33	$68,470	$93,667	100%

Less: Reinsurance ceded	(81)	-	-	(81)

Total, net	$25,083	$33	$68,470	$93,586

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$615	$-	$-	$615

(As Adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$7,075	$41	$-	$7,116	8%

At book value less current surrender charge of 5% or more	2,849	-	-	2,849	4%

At fair value	-	-	64,880	64,880	80%

Total with market value adjustment or at fair value	$9,924	$41	$64,880	$74,845	92%

At book value without adjustment (minimal or no charge or adjustment)	3,446	-	5	3,451	4%

Not subject to discretionary withdrawal	2,867	-	56	2,923	4%

Total, gross	$16,237	$41	$64,941	$81,219	100%

Less: Reinsurance ceded	(88)	-	-	(88)

Total, net	$16,149	$41	$64,941	$81,131

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,258	$1,681	$-	$16,939	40%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	20,217	20,217	48%

Total with market value adjustment or at fair value	$15,258	$1,681	$20,217	$37,156	88%

At book value without adjustment (minimal or no charge or adjustment)	3,366	-	-	3,366	8%

Not subject to discretionary withdrawal	1,102	508	2	1,612	4%

Total, gross	$19,726	$2,189	$20,219	$42,134	100%

Less: Reinsurance ceded	(4)	-	-	(4)

Total, net	$19,722	$2,189	$20,219	$42,130

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$16,049	$1,696	$-	$17,745	42%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	19,048	19,048	46%

Total with market value adjustment or at fair value	$16,049	$1,696	$19,048	$36,793	88%

At book value without adjustment (minimal or no charge or adjustment)	3,558	-	-	3,558	8%

Not subject to discretionary withdrawal	1,175	478	2	1,655	4%

Total, gross	$20,782	$2,174	$19,050	$42,006	100%

Less: Reinsurance ceded	(26)	-	-	(26)

Total, net	$20,756	$2,174	$19,050	$41,980

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	9	-	9	0%

Total with market value adjustment or at fair value	$10	$-	$10	0%

At book value without adjustment (minimal or no charge or adjustment)	833	1	834	19%

Not subject to discretionary withdrawal	3,517	19	3,536	81%

Total, gross	$4,360	$20	$4,380	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,360	$20	$4,380

(As adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	10	-	10	0%

Total with market value adjustment or at fair value	$11	$-	$11	0%

At book value without adjustment (minimal or no charge or adjustment)	836	2	838	17%

Not subject to discretionary withdrawal	4,113	18	4,131	83%

Total, gross	$4,960	$20	$4,980	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,960	$20	$4,980

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2025	(As adjusted) 2024

Life, accident and health annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$44,793	$36,892

Supplemental contracts with life contingencies, net	12	13

Deposit-type contracts	4,360	4,960

Subtotal	$49,165	$41,865

Separate accounts annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$90,911	$86,206

Other contract deposit funds	20	20

Subtotal	$90,931	$86,226

Total annuity actuarial reserves and deposit fund liabilities, net	$140,096	$128,091

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2025

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,526	2,520	2,699	-	-	-

Universal life with secondary guarantees	519	472	1,286	-	-	-

Indexed universal life with secondary guarantees	486	400	519	-	-	-

Other permanent cash value life insurance	-	1,765	2,225	-	-	-

Variable life	3,533	3,572	3,703	40,177	40,174	40,278

Subtotal	$7,064	$8,779	$10,482	$40,177	$40,174	$40,278

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	119	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	20	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	36	-	-	-

Total, gross	$7,064	$8,779	$10,718	$40,177	$40,174	$40,278

Less: Reinsurance ceded	(7)	(7)	(135)	-	-	-

Total, net	$7,057	$8,772	$10,583	$40,177	$40,174	$40,278

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2024

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,560	2,568	2,729	-	-	-

Universal life with secondary guarantees	486	430	1,154	-	-	-

Indexed universal life with secondary guarantees	408	327	438	-	-	-

Other permanent cash value life insurance	-	1,838	2,305	-	-	-

Variable life	3,125	3,166	3,295	35,196	35,192	35,277

Subtotal	$6,579	$8,379	$9,971	$35,196	$35,192	$35,277

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	127	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	18	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	32	-	-	-

Total, gross	$6,579	$8,379	$10,209	$35,196	$35,192	$35,277

Less: Reinsurance ceded	(8)	(8)	(138)	-	-	-

Total, net	$6,571	$8,371	$10,071	$35,196	$35,192	$35,277

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,

(in millions)	2025	2024

Life, accident and health annual statement:

Life insurance, net	$10,477	$9,971

Accidental death benefits, net	1	1

Disability - active lives, net	20	18

Disability - disabled lives, net	54	54

Miscellaneous reserves, net	31	27

Subtotal	$10,583	$10,071

Separate accounts annual statement:

Life insurance[1]	$40,591	$35,585

Subtotal	$40,591	$35,585

Total life insurance actuarial reserves, net	$51,174	$45,656

1	Life insurance account value, cash value and reserve include separate accounts with guarantees of $313 million and $308 million for universal life as of December 31, 2025 and 2024, respectively.

The total direct premium written by managing general agents and third-party administrators was $536 million, $528 million and $451 million as of December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(5)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2025		(As adjusted) December 31, 2024
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$74,756	$-	$70,824	$-
Group annuities	17,164	-	16,203	-
Life insurance	40,806	-	35,783	-
Pension risk transfer group annuities	517	-	482	-
Total	$133,243	$-	$123,292	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2025	$21	$742
2024	$25	$741
2023	$78	$780
2022	$79	$722
2021	$12	$674

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in private placement separate accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a private placement separate account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2025
Premiums, considerations or deposits	$174	$-	$8,758	$8,932
Reserves
For accounts with assets at:
Fair value	$1,616	$99	$128,987	$130,702
Amortized cost	821	-	-	821
Total reserves[1]	$2,437	$99	$128,987	$131,523
By withdrawal characteristics:
With market value adjustment	$1,616	$99	$-	$1,715
At fair value	-	-	128,902	128,902
At book value without market value adjustment and with current surrender charge less than 5%	313	-	7	320
Subtotal	$1,929	$99	$128,909	$130,937
Not subject to discretionary withdrawal	508	-	78	586
Total reserves[1]	$2,437	$99	$128,987	$131,523

1

The total reserves balance does not equal the liabilities related to separate accounts of $133.2 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.7 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions) (As Adjusted)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$500	$-	$9,298	$9,798
Reserves
For accounts with assets at:
Fair value	$1,629	$108	$119,288	$121,025
Amortized cost	786	-	-	786
Total reserves[1]	$2,415	$108	$119,288	$121,811
By withdrawal characteristics:
With market value adjustment	$1,629	$108	$-	$1,737
At fair value	-	-	119,205	119,205
At book value without market value adjustment and with current surrender charge less than 5%	308	-	7	315
Subtotal	$1,937	$108	$119,212	$121,257
Not subject to discretionary withdrawal	478	-	76	554
Total reserves[1]	$2,415	$108	$119,288	$121,811

1

The total reserves balance does not equal the liabilities related to separate accounts of $123.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.5 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2025	(As adjusted) 2024	(As adjusted) 2023
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$8,932	$9,798	$6,300
Transfers from separate accounts	(12,987)	(12,882)	(9,461)
Net transfers from separate accounts	$(4,055)	$(3,084)	$(3,161)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(698)	(431)	(889)
Fees not included in general account transfers	71	57	41
Other miscellaneous adjustments not included in the general account balance	164	57	284
Net transfers as reported in the statutory statements of operations	$(4,518)	$(3,401)	$(3,725)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(6)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2025
Bonds:
Issuer credit obligations:
U.S. Government obligations	$24	$-	$-	$24
Other U.S. Government securities obligations	70	3	-	73
Non-U.S. Sovereign jurisdiction securities	1,251	29	38	1,242
Municipal bonds – general obligations (direct and guaranteed)	516	14	24	506
Municipal bonds – special revenue	3,177	32	307	2,902
Project finance bonds issued by operating entities (unaffiliated)	1,525	17	58	1,484
Corporate bonds (unaffiliated)	31,848	462	1,648	30,662
Mandatory convertible bonds (unaffiliated)	2	-	-	2
Single entity backed obligations (unaffiliated)	446	5	25	426
Bonds issued by funds representing operating entities	65	-	-	65
Bank loans – issued (unaffiliated)	733	4	12	725
Other issuer credit obligations (unaffiliated)	705	9	21	693
Total issuer credit obligations	$40,362	$575	$2,133	$38,804
Asset-backed securities:
Agency residential mortgage-backed securities – guaranteed	16	-	-	16
Agency residential mortgage-backed securities – not/partially guaranteed	699	7	55	651
Non-agency residential mortgage-backed securities (unaffiliated)	1,210	9	26	1,193
Non-agency commercial mortgage-backed securities (unaffiliated)	1,250	2	62	1,190
Non-agency – CLOs/CBOs/CDOs (unaffiliated)	4,193	24	7	4,210
Other financial – self-liquidating (unaffiliated)	886	6	-	892
Financial – not self-liquidating equity backed securities (unaffiliated)	932	8	1	939
Other financial – not self-liquidating (unaffiliated)	343	1	28	316
Non-financial – practical expedient lease-backed securities
(unaffiliated)	15	-	-	15
Other non-financial – full analysis (unaffiliated)	587	4	1	590
Total asset-backed securities	$10,131	$61	$180	$10,012
Total bonds	$50,493	$636	$2,313	$48,816
Common stocks unaffiliated	$272	$-	$-	$272
Preferred stocks unaffiliated	26	-	-	26
Total unaffiliated stocks[1]	$298	$-	$-	$298
Total bonds and unaffiliated stocks[1]	$50,791	$636	$2,313	$49,114

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024 (As adjusted)
Bonds:
U.S. Government	$68	$-	$1	$67
States, territories and possessions	823	4	69	758
Political subdivisions	289	5	22	272
Special revenues	2,893	23	317	2,599
Industrial and miscellaneous	32,850	191	2,484	30,557
Loan-backed and structured securities	8,879	50	257	8,672
Total bonds	$45,802	$273	$3,150	$42,925
Common stocks unaffiliated	$221	$-	$-	$221
Preferred stocks unaffiliated	42	-	-	42
Total unaffiliated stocks[1]	$263	$-	$-	$263
Total bonds and unaffiliated stocks[1]	$46,065	$273	$3,150	$43,188

1

Excludes affiliated common stocks with a carrying value of $5.0 billion and $3.7 billion as of December 31, 2025 and 2024, respectively. Affiliated common stocks include investment in NLAIC, NLBIC and JNL of $3.7 billion, $1.1 billion and $226 million as of December 31, 2025, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.5 billion and $209 million as of December 31, 2024, respectively.

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2025 and 2024.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2025. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$2,127	$2,121
Due after one year through five years	12,502	12,461
Due after five years through ten years	13,550	13,473
Due after ten years through twenty years	12,653	12,199
Due after twenty years	9,661	8,562
Total bonds	$50,493	$48,816

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2025
Bonds:
Issuer credit obligations	$2,013	$53	$18,877	$2,141	$20,890	$2,193
Asset-backed securities	970	3	2,007	181	2,977	185
Total bonds	$2,983	$56	$20,884	$2,322	$23,867	$2,378

(As adjusted)
December 31, 2024
Bonds:
U.S. Government	$54	$1	$3	$-	$57	$1
States, territories and possessions	281	10	326	60	606	69
Political subdivisions	12	1	137	21	149	22
Special revenues	439	16	1,686	301	2,125	317
Industrial and miscellaneous	5,205	165	18,171	2,484	23,375	2,649
Loan-backed and structured securities	359	2	2,177	258	2,537	260
Total bonds	$6,350	$195	$22,500	$3,124	$28,849	$3,318
Common stocks unaffiliated	$-	$-	$-	$-	$-	$-
Preferred stocks unaffiliated	3	-	1	-	4	-
Total unaffiliated stocks	$3	$-	$1	$-	$4	$-
Total bonds and unaffiliated stocks	$6,353	$195	$22,501	$3,124	$28,853	$3,318

As of December 31, 2025, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2025 and 2024, the Company had no intent to sell asset-backed securities identified as having an other-than-temporary impairment.

Mortgage Loans, Net of Allowance

As of December 31, 2025 and 2024, the Company’s amortized cost of mortgage loans were $10.3 billion and $9.6 billion with no allowance for credit losses, respectively.

As of December 31, 2025 and 2024, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2025
Apartment	$3,772	$140	$3,912	$3,741	$171	$3,912
Industrial	2,533	87	2,620	2,555	65	2,620
Office	822	183	1,005	1,002	3	1,005
Retail	1,896	7	1,903	1,896	7	1,903
Other	238	8	246	201	45	246
Total[1]	$9,261	$425	$9,686	$9,395	$291	$9,686
Weighted average DSC ratio	2.07	1.68	2.05	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	62%	59%	62%

December 31, 2024
Apartment	$3,790	$58	$3,848	$3,771	$77	$3,848
Industrial	1,977	62	2,039	2,039	-	2,039
Office	902	178	1,080	1,046	34	1,080
Retail	1,974	12	1,986	1,978	8	1,986
Other	250	-	250	207	43	250
Total[1]	$8,893	$310	$9,203	$9,041	$162	$9,203
Weighted average DSC ratio	2.16	1.39	2.13	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	72%	60%

1	Excludes $575 million and $416 million of commercial mortgage loans that were under development as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Company has a diversified mortgage loan portfolio with no more than 23% and 22%, respectively, in a geographic region in the U.S., no more than 43% and 44%, respectively, in a property type and no more than 2% and 1%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2025 were 13.0% and 4.5%, respectively, and for those originated or acquired during 2024 were 12.0% and 5.1%, respectively. As of December 31, 2025 and 2024, the maximum LTV ratio of any one loan at the time of loan origination was 99% and 89%, respectively. As of December 31, 2025 and 2024, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $1.6 billion and $1.1 billion as of December 31, 2025 and 2024, respectively. The Company held $295 million and $247 million of cash collateral on securities lending as of December 31, 2025 and 2024, respectively. The carrying value and fair value of reinvested collateral assets were $295 million and $247 million and had a contractual maturity of under 30 days as of December 31, 2025 and 2024, respectively. The fair value of bonds acquired with reinvested collateral assets was $300 million and $252 million as of December 31, 2025 and 2024, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $1.3 billion and $834 million of non-cash collateral on securities lending as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Bonds	$2,206	$2,151	$1,917
Mortgage loans	463	413	357
Other invested assets	474	740	868
Policy loans	47	46	43
Derivative instruments[1]	35	39	24
Other	122	83	62
Gross investment income	$3,347	$3,472	$3,271
Investment expenses	(146)	(143)	(135)
Net investment income	$3,201	$3,329	$3,136

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2025 and 2024 was immaterial. Investment income due and accrued as of December 31, 2025 and 2024 that was admitted was $790 million and $699 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

(in millions)	2025	December 31, 2024	2023
Net realized capital losses on sales and maturities	$(23)	$(47)	$(37)
Net realized derivative losses	(367)	(445)	(378)
Other-than-temporary impairments and other	(11)	(36)	(21)
Total net realized capital losses	$(401)	$(528)	$(436)
Tax expense (benefit) on net losses	19	1	(4)
Net realized capital (losses), net of tax	$(420)	$(529)	$(432)
Less: Net realized capital losses transferred to the IMR	(32)	(53)	(30)
Net realized capital losses, net of tax and transfers to the IMR	$(388)	$(476)	$(402)

For the year ended December 31, 2025, gross realized gains and gross realized losses on sales of bonds were $3 million and $15 million, respectively. For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $29 million and $97 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales and of bonds were $25 million and $64 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2025, 2024 and 2023.

Investment Commitments

The Company had unfunded commitments related to other invested assets totaling $2.4 billion and $1.3 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, there were $941 million and $267 million of commitments to purchase private placement bonds, respectively. There were $347 million and $434 million of outstanding commitments to fund mortgage loans as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Restricted Assets

The following table summarizes the total nonadmitted restricted assets and total admitted restricted assets for the year ended December 31, 2025 and 2024.

	Total admitted restricted assets
(in millions)	2025	2024
Collateral held under security lending agreements[1]	$295	$247
Federal Home Loan Bank capital stock	155	182
Pledged as collateral to the Federal Home Loan Bank (including assets backing funding agreements)	5,392	5,442
Pledged as collateral not captured in other categories	293	298
Assets held under modified coinsurance reinsurance agreements	442	435
Assets held under funds withheld reinsurance agreements	1,229	1,199
Other restricted assets	3	3
Total restricted assets	$7,809	$7,807

1	Excludes $1.3 billion and $834 million of off-balance sheet securities as of December 31, 2025 and 2024, respectively.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps, bond forwards and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2025 and 2024, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2025
Interest rate swaps	$1,471	$-	$-	$-	$-
Options	282	3	8	-	-
Cross currency swaps	2,178	1	111	(66)	-
Futures	2,128	-	-	-	-
Total derivatives[1]	$6,059	$4	$119	$(66)	$-

December 31, 2024
Interest rate swaps	$2,483	$-	$-	$-	$-
Options	196	2	4	-	-
Cross currency swaps	1,748	170	172	(11)	1
Futures	1,852	-	-	-	-
Total return swaps	600	16	16	-	-
Total derivatives[1]	$6,879	$188	$192	$(11)	$1

1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2025 and 2024.

The Company received $966 million and $717 million of cash collateral and held $135 million and $125 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2025 and 2024, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2025 and 2024. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $35 million and $10 million as of December 31, 2025 and 2024, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $219 million and $229 million as of December 31, 2025 and 2024, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
(in millions)	2025	December 31, 2024	2023	2025	December 31, 2024	2023
Cross currency swaps	$-	$1	$-	$(169)	$78	$(43)
Futures	(392)	(446)	(378)	(35)	131	(173)
Total return swaps	25	-	-	(16)	16	-
Total	$(367)	$(445)	$(378)	$(220)	$225	$(216)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2025:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Issuer credit obligations	$-	$6	$-	$-	$6
Asset-backed securities	-	10	-	-	10
Total bonds	$-	$16	$-	$-	$16
Common stocks unaffiliated	79	155	-	38	272
Preferred stocks unaffiliated	-	18	8	-	26
Separate account assets	120,562	1,624	25	9,674	131,885
Assets at fair value	$120,641	$1,813	$33	$9,712	$132,199

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2025:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2024	$-	$10	$35	$45
Net gains (losses):
In net income	5	-	-	5
In surplus	-	1	(5)	(4)
Purchases	-	3	-	3
Sales	(5)	(6)	(5)	(16)
Balance as of December 31, 2025	$-	$8	$25	$33

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions) (As adjusted)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	39	182	-	-	221
Preferred stocks unaffiliated	-	32	10	-	42
Derivative assets	-	16	-	-	16
Separate account assets	112,593	1,558	35	7,927	122,113
Assets at fair value	$112,632	$1,799	$45	$7,927	$122,403

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2024:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2023	$-	$7	$51	$58
Net gains (losses):
In surplus	-	(1)	5	4
Purchases	-	4	-	4
Sales	-	-	(21)	(21)
Balance as of December 31, 2024	$-	$10	$35	$45

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value

(in millions)	Level 1	Level 2	Level 3	NAV	Total fair value	Carrying value
December 31, 2025
Assets:
Bonds:
Issuer credit obligations	$24	$30,310	$8,464	$-	$38,798	$40,357
Asset-backed securities	-	7,436	2,566	-	10,002	10,120
Total bonds	$24	$37,746	$11,030	$-	$48,800	$50,477
Mortgage loans, net of allowance	-	-	9,414	-	9,414	10,261
Policy loans	-	-	1,044	-	1,044	1,044
Derivative assets	-	111	8	-	119	85
Cash, cash equivalents and short-term investments	230	2,795	74	-	3,099	3,099
Securities lending collateral assets	294	-	-	-	294	294
Other invested assets	-	88	154	88	330	335
Separate account assets	-	683	646	-	1,329	1,359
Total assets	$548	$41,423	$22,370	$88	$64,429	$66,954
Liabilities:
Investment contracts	$-	$-	$3,003	$-	$3,003	$3,003
Derivative liabilities	-	66	-	-	66	81
Total liabilities	$-	$66	$3,003	$-	$3,069	$3,084

(As adjusted)
December 31, 2024
Assets:
Bonds	$67	$36,104	$6,743	$-	$42,914	$45,791
Mortgage loans, net of allowance	-	-	8,446	-	8,446	9,619
Policy loans	-	-	1,038	-	1,038	1,038
Derivative assets	-	172	4	-	176	178
Cash, cash equivalents and short-term investments	(61)	1,753	-	-	1,692	1,692
Securities lending collateral assets	247	-	-	-	247	247
Separate account assets	37	749	352	-	1,138	1,179
Total assets	$290	$38,778	$16,583	$-	$55,651	$59,744
Liabilities:
Investment contracts	$-	$-	$3,306	$-	$3,306	$3,605
Derivative liabilities	-	11	-	-	11	6
Total liabilities	$-	$11	$3,306	$-	$3,317	$3,611

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

(9)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Total gross deferred tax assets	$1,175	$6	$1,181
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$1,175	$6	$1,181
Less: Deferred tax assets nonadmitted	(139)	-	(139)
Net admitted deferred tax assets	$1,036	$6	$1,042
Less: Deferred tax liabilities	(59)	(45)	(104)
Net admitted deferred tax assets	$977	$(39)	$938

(in millions) (As adjusted)	Ordinary	December 31, 2024 Capital	Total
Total gross deferred tax assets	$951	$4	$955
Statutory valuation allowance adjustment	(1)	-	(1)
Adjusted gross deferred tax assets	$950	$4	$954
Less: Deferred tax assets nonadmitted	(169)	-	(169)
Net admitted deferred tax assets	$781	$4	$785
Less: Deferred tax liabilities	(103)	(22)	(125)
Net admitted deferred tax assets	$678	$(18)	$660

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2025	2024	Change
Adjusted gross deferred tax assets	$1,181	$954	$227
Total deferred tax liabilities	(104)	(125)	21
Net deferred tax assets	$1,077	$829	$248
Less: Tax effect of unrealized gains and losses			(26)
Change in deferred income tax			$274

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	934	3	937
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	102	2	104
Admitted deferred tax assets	$1,036	$6	$1,042

(in millions)	Ordinary	December 31, 2024 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	657	2	659
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	124	1	125
Admitted deferred tax assets	$781	$4	$785

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2025 and 2024, the threshold limitation for adjusted capital and surplus was $1.7 billion and $1.8 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $11.6 billion and $11.8 billion as of December 31, 2025 and 2024, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 973% and 1,108% as of December 31, 2025 and 2024, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	Ordinary	December 31, 2025 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.57%	0.00%	25.57%

	Ordinary	December 31, 2024 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	17.06%	0.33%	17.39%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2025 and 2024.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2025 and 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
	(As adjusted)
(in millions)	2025	2024	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$368	$244	$124
Investments	99	114	(15)
Deferred acquisition costs	411	351	60
Tax credit carry-forward	239	180	59
Other	58	62	(4)
Subtotal	$1,175	$951	$224
Statutory valuation allowance adjustment	$-	$(1)	$1
Nonadmitted	(139)	(169)	30
Admitted ordinary deferred tax assets	$1,036	$781	$255
Capital:
Investments	6	4	2
Subtotal	$6	$4	$2
Admitted capital deferred tax assets	$6	$4	$2
Admitted deferred tax assets	$1,042	$785	$257

Deferred tax liabilities
Ordinary:
Investments	$(33)	$(70)	$37
Future policy benefits and claims	(7)	(15)	8
Other	(19)	(18)	(1)
Subtotal	$(59)	$(103)	$44
Capital:
Investments	(45)	(22)	(23)
Subtotal	$(45)	$(22)	$(23)
Deferred tax liabilities	$(104)	$(125)	$21
Net deferred tax assets	$938	$660	$278

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2025. JNLNY had a valuation allowance of $1 million as of December 31, 2024. Upon the effective date of JNLNY’s statutory merger into NLIC on July 1, 2025, this valuation allowance was released, as it is more likely than not that the Company will generate sufficient taxable income to realize all of JNLNY’s deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
	(As adjusted)		(As adjusted)
(in millions)	2025	2024	2023
Current income tax expense	$84	$69	$104
Change in deferred income tax (without tax on unrealized gains and losses)	(274)	(29)	(132)
Total income tax (benefit) expense reported	$(190)	$40	$(28)

Income before income and capital gains taxes	$767	$1,219	$1,054
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$161	$256	$221
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(156)	(172)	(211)
Tax credits	(201)	(45)	(45)
Other	6	1	7
Total income tax (benefit) expense reported	$(190)	$40	$(28)

The Company incurred an immaterial amount in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes tax credit carry-forwards available as of December 31, 2025:

(in millions)	Amount	Origination	Expiration
Business credits	$23	2022	2042
Business credits	$24	2023	2043
Business credits	$24	2024	2044
Business credits	$168	2025	2045

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Services, Inc.
Allied Insurance Company of America	Nationwide General Insurance Company
Allied Property & Casualty Insurance Company	Nationwide GSC Holdings, Inc.
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life and Benefits Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Life Insurance Company
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Preferred Insurance Company	NBS Insurance Agency, Inc.
Harleysville Worcester Insurance Company	NFS Distributors, Inc.
Jefferson National Life Insurance Company	NSM Sales Corporation
Jefferson National Life Insurance Company of New York	Registered Investment Advisors Services, Inc.
Lone Star General Agency, Inc.	Retention Alternatives, Ltd.
National Casualty Company	Retention Alternatives Ltd. In Respect of Cell No. 1 Segregated Account
Nationwide Advantage Mortgage Company
Nationwide Affinity Insurance Company of America	Scottsdale Indemnity Company
Nationwide Agent Risk Purchasing Group. Inc.	Scottsdale Insurance Company
Nationwide Agribusiness Insurance Company	Scottsdale Surplus Lines Insurance Company
Nationwide Assurance Company	Titan Insurance Company
Nationwide Cash Management Company	Titan Insurance Services, Inc.
Nationwide Corporation	Veterinary Pet Insurance Company
Nationwide Financial Assignment Company	Victoria Fire & Casualty Company
Nationwide Financial General Agency, Inc.	Victoria Select Insurance Company
VPI Services, Inc.

The method of allocation among the companies is subject to the resolution approved by the Company’s Board of Directors. Allocation is based upon separate return or sub-group aggregated separate return calculations with the Company being reimbursed for the actual Federal income tax benefit of its net operating losses which are actually used to reduce the taxable income of other companies in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2025 and 2024.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

Beginning in 2023, the controlled-group of entities of which the Company is a member, has determined that it is an Applicable Reporting Entity for purposes of the Federal corporate alternative minimum tax (“CAMT”). Applicable Reporting Entities are reporting entities that reasonably expect to be Applicable Corporations for the taxable year, either individually as an unaffiliated corporation or as a member of a tax-controlled group of corporations. An entity is an Applicable Corporation if its rolling average pre-tax adjusted financial statement income over three prior years is greater than $1 billion. Except under limited circumstances, once an entity is an Applicable Corporation, it is an Applicable Corporation in all future years.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

On July 4, 2025, the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was signed into law. The OBBBA includes various provisions that impact the timing and magnitude of certain tax deductions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others in later years. The Company has incorporated the provisions that were effective in the financial statements for the period ended December 31, 2025 and assessed that the impacts did not have a material impact on total tax. The Company will continue to assess any future impacts on the Company’s statutory financial statements and will recognize the income tax effects beginning in the period in which they are effective.

(10)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2025 and 2024.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2025 and 2024.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2025 and 2024.

The amount of interest paid on short-term debt was immaterial in 2025, 2024 and 2023.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2025 and 2024, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $133 million and $160 million in activity stock and an immaterial amount in excess stock as of December 31, 2025 and 2024, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.0 billion and $3.6 billion as of December 31, 2025 and 2024, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Certain outstanding advances are subject to prepayment penalties under these agreements. The maximum amount of aggregate advances from the FHLB were $3.6 billion for the years ended December 31, 2025 and 2024.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2025 and expire June 2026, allow the Company access to borrow up to $1.1 billion. As of December 31, 2025 and 2024, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.4 billion (2.6% of total admitted assets) and fair value of $4.9 billion (2.3% of total admitted assets) as of December 31, 2025 and carrying value of $5.4 billion (2.9% of total admitted assets) and fair value of $4.8 billion (2.5% of total admitted assets) as of December 31, 2024 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $5.5 billion and fair value of $5.0 billion for the year ended December 31, 2025, and a carrying value of $5.5 billion and fair value of $4.9 billion for the year ended December 31, 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(11)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)

Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2025
12/19/2001	7.50%	$300	$300	$22	$540	$-	12/31/2031
6/27/2002	8.15%	300	300	25	570	-	6/27/2032
12/23/2003	6.75%	100	100	7	146	-	12/23/2033
12/20/2019	4.21%	400	400	17	101	-	12/19/2059
Total		$1,100	$1,100	$71	$1,357	$-

December 31, 2024
12/19/2001	7.50%	$300	$300	$23	$518	$-	12/31/2031
6/27/2002	8.15%	300	300	24	545	-	6/27/2032
12/23/2003	6.75%	100	100	7	139	-	12/23/2033
12/20/2019	4.21%	400	400	17	84	-	12/19/2059
Total		$1,100	$1,100	$71	$1,286	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(12)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2025, 2024 and 2023 included premiums of $656 million, $643 million and $635 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $18 million, $23 million, and $73 million respectively, net investment earnings on funds withheld assets of $47 million, $43 million and $55 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million in each year. As of December 31, 2025 and 2024, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.2 billion in each year. As of December 31, 2025 and 2024, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $40 million and $46 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $129 million and $116 million as of December 31, 2025 and 2024, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $386 million, $354 million and $307 million for the years ended December 31, 2025, 2024 and 2023, respectively, while benefits, claims and expenses ceded were $386 million, $341 million and $301 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2025, 2024 and 2023 and include considerations of $6 million, $4 million and $46 million, respectively, net investment income of $21 million, $25 million and $31 million, respectively, and benefits, claims and other expenses of $124 million, $145 million and $186 million, respectively. The reserve adjustment for 2025, 2024 and 2023 of $(111) million, $(143) million and $(153) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $516 million and $619 million as of 2025 and 2024, respectively, and amounts payable related to this agreement were $12 million and $2 million as of December 31, 2025 and 2024, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $34 million as of December 31, 2025 and 2024, respectively. Total premiums assumed under this treaty were $18 million, $11 million and $12 million during 2025, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $152 million and $154 million as of December 31, 2025 and 2024, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unaffiliated reinsurers. Total reserve credits taken as of December 31, 2025 and 2024 were $218 million and $252 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(13)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates for which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were $19 million and $40 million as of December 31, 2025 and 2024, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $52 million and $56 million as of December 31, 2025 and 2024, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $303 million, $277 million and $245 million for the years ended December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2025 and 2024. Total revenues from these contracts were $118 million, $117 million and $125 million for the years ended December 31, 2025, 2024 and 2023, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $73 million, $76 million and $84 million for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2025, 2024 and 2023 were immaterial.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2025 and 2024, customer allocations to NVITF totaled $67.1 billion and $65.4 billion, respectively. For the years ended December 31, 2025, 2024 and 2023, NVITF paid the Company $249 million, $246 million and $234 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.7 billion and $1.0 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, amounts on deposit with NCMC were comprised of $1.3 billion and $938 million, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2025, 2024 and 2023 were $52 million, $53 million and $63 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC, with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2025 and 2024, the Company had $267 million and $286 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2025 and 2024, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2025, 2024 and 2023 were immaterial.

During 2025 and 2024, the Company received capital contributions of $75 million and $100 million, respectively, from NFS. During 2026, the Company received an additional capital contribution of $13 million from NFS as of the subsequent event date.

During 2025 and 2024, the Company paid capital contributions to NLAIC of $400 million. During 2026, the Company paid capital contributions to NLAIC of $100 million as of the subsequent event date.

On July 1, 2025, the Company received a dividend distribution from JNL that was declared on June 4, 2025. The distribution, which was recorded at a cost of $8 million, consisted of the outstanding common stock of JNLNY.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2025, the Company made a surplus contribution to Eagle of $40 million. During 2024, the Company made no surplus contributions to Eagle. During 2025 and 2024 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2026, the Company received a dividend distribution of $150 million that was declared on December 31, 2025. The dividend receivable was recorded in investment income due and accrued as of December 31, 2025. On November 10, 2025, the Company received a dividend distribution of $106 million that was declared on September 30, 2025. On August 8, 2025, the Company received a total distribution of $314 million that was declared on June 30, 2025 and consisted of a return of contributed surplus of $40 million and a dividend of $274 million. On February 11, 2025, the Company received a dividend distribution of $107 million that was declared on December 31, 2024. The dividend receivable was recorded in investment income due and accrued as of December 31, 2024. On November 8, 2024, the Company received a dividend distribution of $81 million that was declared on September 30, 2024. On August 9, 2024, the Company received a dividend distribution of $131 million that was declared on June 28, 2024. On May 10, 2024, the Company received a dividend distribution of $365 million that was declared on March 29, 2024. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million.

As of December 31, 2025, the Company and NLAIC, as co-lenders, have a $2.5 billion replacement unsecured promissory note and revolving line of credit agreement with NWSBL, an affiliate. This agreement has an interest rate of 1-month SOFR plus 0.92% and a maturity date of December 9, 2026. Under the agreement, NWSBL can borrow up to $2.5 billion from the co-lenders for up to 364 days after the date of the agreement. As of December 31, 2025, NWSBL had an outstanding balance of $1.1 billion being reported in cash, cash equivalents and short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. During 2026, additional draws increased the outstanding balance to $1.3 billion as of the subsequent event date. As of December 31, 2024, the Company had a $850 million replacement unsecured promissory note and revolving line of credit agreement with NWSBL. This agreement had an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. Under the agreement, NWSBL could have borrowed up to $850 million from the Company for up to 364 days after the date of the agreement. As of December 31, 2024, NWSBL had an outstanding balance of $706 million from the Company.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $207 million and $325 million as of December 31, 2025 and 2024, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLAIC. The impact of this transaction was immaterial to net income and capital and surplus.

(14)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2025 and 2024.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(15)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2025 and 2024. The Company’s surplus as regards policyholders as of December 31, 2025, was $13.3 billion and statutory net income for 2025 was $683 million. As of January 1, 2026, the Company has the ability to pay dividends to NFS totaling $1.3 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholder.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I   Summary of Investments - Other Than Investments in Related Parties

As of December 31, 2025:

(in millions)	Column A	Column B	Column C	Column D

				Amount at which is
				shown in the statutory
				statements of admitted
				assets, liabilities, capital
	Type of investment	Cost	Fair value	and surplus

Fixed maturities:

Bonds:

U.S. Treasury securities and obligations of U.S. government corporations		$24	$24	$24

U.S. government and agencies		70	73	70

Obligations of states and political subdivisions		3,271	3,043	3,271

Foreign governments		1,056	1,045	1,057

Public utilities		5,414	5,167	5,416

All other corporate, mortgage-backed and asset-backed securities		40,670	39,464	40,655

Total fixed maturities		$50,505	$48,816	$50,493

Equity securities:

Common Stocks:

Banks, trust and insurance companies		29	44	44

Industrial, miscellaneous and all other		225	228	228

Nonredeemable preferred stocks		22	26	26

Total equity securities[1]		$276	$298	$298

Mortgage loans		10,261		10,261

Cash, cash equivalents and short-term investments		3,099		3,099

Policy loans		1,045		1,044

Other long-term investments[2]		3,646		3,645

Total invested assets		$68,832		$68,840

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $5.0 billion are excluded.

2

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $437 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV   Reinsurance

As of December 31, 2025, 2024 and 2023 and each of the years then ended:

(in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net

2025

Life insurance in force	$163,418	$(25,085)	$511	$138,844	0.4%

Premiums:

Life Insurance	$3,213	$(144)	$18	$3,087	0.6%

Accident and health insurance	537	(546)	9	-	0.0%

Total	$3,750	$(690)	$27	$3,087	0.9%

2024

Life insurance in force	$153,575	$(24,712)	$557	$129,420	0.4%

Premiums:

Life Insurance	$3,977	$(140)	$11	$3,848	0.3%

Accident and health insurance	531	(540)	9	-	0.0%

Total	$4,508	$(680)	$20	$3,848	0.5%

2023

Life insurance in force	$147,725	$(26,722)	$579	$121,582	0.5%

Premiums:

Life Insurance	$2,931	$(143)	$12	$2,800	0.4%

Accident and health insurance	457	(465)	9	-	0.0%

Total	$3,388	$(608)	$21	$2,800	0.8%

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V   Valuation and Qualifying Accounts

Years ended December 31, 2025, 2024 and 2023:

(in millions)

Column A	Column B	Column C	Column D	Column E

	Balance at the
	beginning of	Charged to costs		Balance at end
Description	period	and expenses	Deductions[1]	of period

2025

Valuation allowances - mortgage loans	$-	$-	$-	$-

Valuation allowances - net deferred tax assets	$1	$(1)	$-	$-

(As Adjusted) 2024

Valuation allowances - mortgage loans	$2	$-	$(2)	$-

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

(As Adjusted) 2023

Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

1	Amounts generally represent recoveries, payoffs and sales.

2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.